UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22743

Blackstone Alternative Investment Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

28th Floor

New York, NY 10154

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code: (212) 583-5000

Peter Koffler, Esq.

c/o Blackstone Alternative Investment Advisors LLC

345 Park Avenue

28th Floor

New York, NY 10154

(Name and Address of Agent for Service)

With a copy to:

James E. Thomas, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Date of fiscal year end: March 31

Date of reporting period: March 31, 2016

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached hereto.

Blackstone

Blackstone Alternative Multi-Manager Fund

Blackstone Alternative Multi-Strategy Fund

Series of Blackstone Alternative Investment Funds

Annual Report For the Year Ended March 31, 2016

All investors should consider the investment objectives, risks, charges and expenses of the Blackstone Alternative Multi-Strategy Fund and the Blackstone Alternative Multi-Manager Fund (collectively the “Funds”) carefully before investing. The prospectus and, if available, the summary prospectus contain this and other information about the Funds. You can obtain a prospectus and, if available, a summary prospectus, from the Fund’s website (www.blackstone.com/bammf). All investors are urged to carefully read the prospectus and, if available, the summary prospectus, in its entirety before investing. Interests in the Funds are offered through Blackstone Advisory Partners L.P., a member of FINRA and an affiliate of Blackstone Alternative Asset Management L.P.

Important Risks: An investment in the Fund should be considered a speculative investment that entails substantial risks; you may lose part or all of your investment or your investment may not perform as well as other investments. The Fund’s investments involve special risks including, but not limited to, loss of all or a significant portion of the investment due to leveraging, short-selling, or other speculative practices, lack of liquidity and volatility of returns. The following is a summary description of certain additional principal risks of investing in the Fund:

Allocation Risk - Blackstone’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, sub- adviser or security may be incorrect and this may have a negative impact upon performance. Derivatives Risk - the use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives can be subject to counterparty credit risk and may entail investment exposure greater than their notional amount. Distressed Securities Risk - investments in securities of business enterprises involved in workouts, liquidations, reorganizations, bankruptcies and similar situations involve a high degree of risk of loss since there is typically substantial uncertainty concerning the outcome of such situations. Event-Driven Trading Risk - involves the risk that the specific event identified may not occur as anticipated and that this may have a negative impact upon the market price of the securities involved. Foreign Investments/Emerging Markets Risk - involves special risks caused by foreign political, social and economic factors, including exposure to currency fluctuations, less liquidity, less developed and less efficient trading markets, political instability and less developed legal and auditing standards. High Portfolio Turnover Risk - active trading of securities can increase transaction costs (thus lowering performance) and taxable distributions. Model and Technology Risk - involves the risk that model-based strategies, data gathering systems, order execution and trade allocation systems and risk management systems may not be successful on an ongoing basis or could contains errors, omissions, imperfections or malfunctions. Multi-Manager Risk - managers may make investment decisions which conflict with each other and as a result, the Fund could incur transaction costs without accomplishing any net investment result.

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Dear Blackstone Investor,

We are pleased to present this annual shareholder report for Blackstone Alternative Investment Funds (“BAIF”), which includes Blackstone Alternative Multi-Manager Fund (“Multi-Manager Fund”) and Blackstone Alternative Multi-Strategy Fund (“Multi-Strategy Fund”) (each individually referred to as a “Fund,” and collectively, the “Funds”). This report includes portfolio commentary, a listing of each Fund’s investments and each Fund’s audited financial statements. Audited financial statements for both Funds cover the year from April 1, 2015 to March 31, 2016 (the “Reporting Period”).

Each Fund’s investment objective is to seek capital appreciation. Each Fund seeks this objective by allocating its assets among a variety of nontraditional, or “alternative,” investment strategies. Blackstone Alternative Investment Advisors LLC (the “Investment Adviser”) determines the allocations of a Fund’s assets and allocates a majority of a Fund’s assets among investment sub-advisers with experience managing alternative investment strategies and among investment funds. Each sub-adviser is responsible for the day-to-day management of a Fund’s assets that the Investment Adviser allocates to it. Subject to oversight by the Board of Trustees, the Investment Adviser is responsible for making recommendations with respect to hiring, terminating and/or replacing the Funds’ investment sub-advisers, and it may also manage a portion of the Funds’ assets directly.

Fund Performance1

The Reporting Period presented a challenging market for the types of strategies utilized by the Funds. The Funds faced a number of headwinds that prevented the Funds from providing as much downside protection and upside capture as they have in prior periods. Despite these challenging conditions, we are pleased with each Fund’s performance results thus far and remain focused on pursuing the Funds’ investment objective. As the world’s largest discretionary allocator to hedge funds,2 with a 26-year track record in hedge fund investing, we will continue to leverage our due diligence, risk management, and investment expertise in identifying alternative investment strategies and investment sub-advisers for the Funds.

Multi-Manager Fund

During the Reporting Period, the Multi-Manager Fund generated a cumulative return, net of fees and expenses, of -3.71%3 and realized an annualized volatility4 of 4.35% with a Sharpe ratio5 of -0.88. Over the same period,

[1]	The volatility of the indices presented may be materially different from that of the performance of the Multi-Manager Fund and the Multi-Strategy Fund. In addition, the indices employ different investment guidelines and criteria than the Funds; as a result, the holdings in the Funds may differ significantly from the securities that comprise the indices. The performance of the indices has not been selected to represent an appropriate benchmark to compare to the performance of the Funds, but rather is disclosed to allow for comparison of the Funds’ performance to that of well-known and widely recognized indices. A summary of the investment guidelines for the indices presented are available upon request. In the case of equity indices, performance of the indices reflects the reinvestment of dividends.
[2]	This statement refers to the Hedge Fund Solutions business of The Blackstone Group L.P., which includes the Funds’ investment adviser. Source: InvestHedge Billion Dollar Club. Data as of December 2015.
[3]	Past performance is not indicative of future results and there is no assurance that the Fund will achieve its objectives or avoid significant losses. Returns are shown net of fees and expenses.
[4]	“Volatility” refers to the standard deviation of returns. Standard deviation is a measure of how spread out a set of data is from its mean. The more spread apart the data, the higher the standard deviation. Standard deviation is calculated by taking the square root of the “variance” (the average of the squared difference between each number and the mean of the data set).
[5]	“Sharpe ratio” is a ratio to measure risk-adjusted performance that is calculated by subtracting the risk-free rate (such as the 10-year U.S. Treasury bond) from the rate of return for a portfolio and dividing the result by the Standard Deviation (defined above) of the portfolio returns. The greater a portfolio’s Sharpe ratio, the better its risk-adjusted performance has been.

The HFRX Global Hedge Fund Index, a measure of hedge fund performance, returned -7.36%; the MSCI World Total Return Index, a measure of global equity market performance, returned -2.90%; and the Barclays U.S. Aggregate Bond Index, a measure of U.S. investment grade bond performance, returned 1.96%.

On April 4, 2016, the Board of Trustees of the Multi-Manager Fund approved a plan to liquidate the Fund on or about May 31, 2016. The Investment Adviser will continue to manage the Multi-Strategy Fund, which is the larger of the two Funds.

Multi-Strategy Fund

During the Reporting Period, the Multi-Strategy Fund generated a cumulative return, net of fees and expenses, of -3.01%2 and realized an annualized volatility3 of 4.03% with a Sharpe ratio4 of -0.77.

Portfolio Manager Changes

Consistent with its historical approach to team-based portfolio management, the Investment Adviser has designated each of the members of the investment committee as a portfolio manager of each Fund. As of April 6, 2016, the list of portfolio managers is as follows:

•	Gideon Berger
•	Robert Jordan
•	David Mehenny
•	Ian Morris
•	Alberto Santulin
•	Stephen Sullens

Portfolio Commentary

The fiscal year ended March 31, 2016 was one that subjected investors to significant volatility. Although equity markets ended the year somewhat close to where they started, with the S&P 500 Index up 1.78% and the MSCI World Index down -2.90%, investors experienced drawdowns of significant magnitudes that are relatively rare in a historical context. In just the first eleven trading days of January, the S&P 500 Index declined by approximately 8%, one of its worst starts to a year ever. Then, almost as quickly, the market reversed course and rallied approximately 13% from its low on February 11 to its March 31 close. Negative sentiments weighing on markets include fear over decelerating growth in China, continuation of low oil prices, and uncertainty over the pace of potential federal funds rate increases. Geopolitical risks, ranging from Saudi Arabia severing relations with Iran to the U.S. presidential election, are also putting pressure on stock markets, and could continue to do so for a while. In seeking capital appreciation, the Funds attempt to protect capital and, since their inceptions, the Multi-Manager Fund and Multi-Strategy Funds have protected against 75% and 73%, respectively, of the market’s downside during months when the S&P 500 Index had negative returns.6

During the Reporting Period, the Funds’ equity strategies detracted from performance, although the last 12 months could be considered a tale of two halves, with equity strategies generating gains in the first half of the year but suffering in the second half. In the first 6 months of the Reporting Period, equity strategies benefitted from a healthy alpha7 capture environment, with a significant portion of alpha driven by short positions. This is a testament to the sub-advisers’ ability to pick short positions in a bull market. Over the next 6 months, however, equity sub-advisers experienced challenging market conditions, largely a result of the de-risking event that began in January. Concern about slowing global growth, particularly in China, and the continued decline in oil prices resulted in a significant de-risking event across the markets, particularly

[6]	Past performance is not indicative of future results and there is no assurance that the Fund will achieve its objectives or avoid significant losses.
[7]	“Alpha” is a measure of risk-adjusted performance which captures risk attributable to the specific security or portfolio rather than the overall market. A high alpha value implies that the investment has performed better than would have been expected relative to the overall market (beta). It is often called the “excess return” on an investment above a benchmark index or “risk free” rate of return.

for hedge fund strategies. In fact, many investors wondered whether the Federal Reserve acted prematurely when it raised short-term interest rate targets in December 2015, particularly after a flurry of uninspiring economic data points were released that evidenced a material slowdown in domestic manufacturing and corporate profits. With this as a backdrop, momentum stocks began to reverse course and many hedge funds began to take down their risk profiles, first on the long-side, but later in the quarter on the short side as well. Reducing risk on the short side involves buying shares of shorted stocks to “cover” the exposure, which had a cascading effect of driving up stock prices even further, resulting in a short squeeze that was the most extreme instance we’ve seen since the March 2009 market bottom following the global financial crisis. Despite the challenges, we continue to believe that single name short exposures are a potential source of alpha over the long term, and may continue to benefit each portfolio over time.

A second theme negatively impacting each Fund’s equity strategies has been a dispersion in returns across sectors which, in part, has been driven by a rotation out of growth/momentum names into more value orientated strategies. The Funds have historically been overweight healthcare and financials, two sectors which have contributed positively to performance since inception of each Fund. Starting in September, however, healthcare stocks have suffered losses, largely amid concern that political pressure could bring down the price of prescription drugs. Financials stocks also suffered, mostly in the beginning of 2016, due to the increased likelihood that the U.S. will remain in a low rate environment. Despite recent challenges, we continue to believe that the best opportunities for alpha are in sectors where there are disruptive forces such as regulatory changes or technological advantages that result in intra-sector performance dispersion, and we currently retain conviction in these positions. Some healthcare names in particular may have tremendous embedded value and we believe there could be investment opportunity where fundamentals remain strong.

Each Fund’s credit strategies also detracted from performance during the Reporting Period. Some of the same forces impacting equity markets also impacted the credit markets, causing spreads across credit products to widen over the year. In the corporate credit space, performance lagged primarily due to the underperformance of distressed credits. Lower rated credits (rated CCC and below by Standard & Poor’s) drove underperformance, with energy credits being among the largest detractors. While each Fund’s asset-backed sub-strategies experienced mark-to-market losses and ended the Reporting Period down, the sub-advisers continued to search for opportunities to take advantage of market dislocations and subsequently benefitted from the high yield rally occurring in March. In particular, exposure to credit risk transfer bonds8 contributed to performance at the end of the Reporting Period due to spread tightening, which was mostly driven by a reversal of poor technicals and an improvement in market sentiment and the primary markets. Although each Fund is heavily skewed towards asset backed credit versus corporate credit, we are increasingly bullish on the opportunity for corporate credit. Redemptions from hedge funds and fund flows from mutual funds will likely continue to create forced sellers of attractive risk across the corporate credit spectrum, providing opportunities for liquidity providers to capture excess spread.

We allocate a portion of each Fund’s assets to multi-asset strategies because their expected lower correlations to equity and credit markets may offer diversification benefits to a Fund’s portfolio. During the Reporting Period, the Funds’ multi-asset strategies collectively continued to stabilize the portfolio, given idiosyncratic exposures in emerging markets and asset selection in market neutral quantitative exposures. The low pair-wise correlation of these managers to directional market risk has offset losses from long-biased equity and credit managers through Q1 volatility. Gains were driven by long positions in Argentina, Venezuela and Greek sovereign bonds. Losses came from risk premia models, specifically in equity value strategies in March and fixed income momentum strategies in February. Looking ahead, we believe that there will continue to be substantial divergence in foreign exchange markets around the world due to factors such as currency account balances, risk sentiment, and net commodity consuming versus producing countries, which could create attractive long and short opportunities for some of our macro-focused strategies.

[8]	The Funds invested in credit risk transfer bonds issued by Fannie Mae or Freddie Mac, which reference pools of large, diversified fixed-rate mortgage loans.

During the Reporting Period, the Investment Adviser hired three new sub-advisers for the Multi-Manager Fund and four new sub-advisers for the Multi-Strategy Fund: Blackstone Senfina Advisors L.L.C.9 (equity hedge strategy; both Funds), D.E. Shaw Investment Management, LLC (multi-strategy strategy; both Funds), IPM Informed Portfolio Management AB (multi-strategy strategy; both Funds), and Nephila Capital, Ltd. (event-driven strategy; Multi-Strategy Fund).10 The Investment Adviser also terminated three sub-advisers to each Fund during the period: Union Point Advisors, LLC (fundamental strategy), Verde Serviços Internacionais S.A. (macro strategy), and BTG Pactual Asset Management US, LLC (macro strategy). Sub-adviser additions and terminations are normal events in the Investment Adviser’s investment process and result from our dynamic evaluation of the top down assessment of the opportunity set for fund strategies as well as the bottom up evaluation of a manager’s ability to deliver alpha in a given environment. If done properly, there is potential value that can be created by making the right top-down calls on which asset classes are attractive in a given environment and increasing a Fund’s exposure to those asset classes. For more information on recently added sub-advisers, please refer to the description of sub-advisers available on the Funds’ website.

Looking forward to the remainder of 2016 and into 2017, we believe it is difficult to make the case that the risk factors weighing on the last 12 months will subside in the near-term, despite recent economic data supporting a story of improving fundamentals and a positive outlook. U.S. unemployment remains low at approximately 5%, and we retain our belief that China will have a “soft” rather than “hard” landing. While we do not foresee a recession in 2016, we are more sympathetic to the view that a recession may come around in 2017. The average period of US economic expansion in the post-War period has averaged five years, while the longest expansion in US history was ten years. So, with this expansion more than 7 years in, we believe there could be more downside than upside in equity markets and that they could continue to be volatile. Therefore, we are currently keeping our investment philosophy constant and look to keep the beta11 of the portfolio low by reducing allocations to strategies with higher equity betas or market directionality in favor of strategies with less market directionality. As measured by our beta to the S&P 500 Index, we currently have the lowest level of directional equity risk over the life of each Fund at 0.17. At the same time, we believe recent negative performance is specific to the deleveraging events in the market, and that markets are being driven by technicals as opposed to fundamentals. While this creates a negative alpha environment for stock pickers, managers should be well positioned if markets normalize.

We retain high conviction in the Funds’ sub-advisers and continue to manage each portfolio dynamically, allocating to strategies that we believe have attractive alpha generation potential in the current environment. Despite a tough start to the year, we believe that the environment is primed for investment strategies that are diversified and hedged by nature and that offer alpha generation potential through security selection and strategic asset allocation. It is this type of approach that we expect will be valuable to the Funds’ portfolios over the course of 2016 and beyond.

Thank you for your continued confidence in us. We look forward to continuing to service your investment needs in the years to come.

Sincerely,

•	Gideon Berger
•	Robert Jordan
•	David Mehenny
•	Ian Morris
•	Alberto Santulin
•	Stephen Sullens

[9]	Blackstone Senfina Advisors L.L.C. (“Senfina”) is an indirect wholly-owned subsidiary of The Blackstone Group L.P., a publicly traded master limited partnership that has units that trade on the New York Stock Exchange under the symbol “BX.” Senfina is an affiliate of the Investment Adviser on the basis that it is under common control with the Investment Adviser. The investment by the Funds with Senfina benefits Blackstone and a withdrawal from Senfina would be detrimental to Blackstone.
[10]	Nephila Capital, Ltd. was added as a new sub-adviser during the Reporting Period only for the Multi-Strategy Fund; it was already serving as a sub-adviser to the Multi-Manager Fund.
[11]	“Beta” is a measure of the sensitivity of a fund’s return to the return of an index. If the beta = 1, then the return will move with that of the index. If the beta is > 1, the return is more volatile than the index whereas if the beta is < 1, the return is less volatile than the index.

Performance Summary

Performance quoted represents past performance, which may be higher or lower than current performance. Past performance is not indicative of future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect taxes that an investor would pay on fund distributions or on the sale of fund shares. To obtain the most recent month-end performance, visit http://www.blackstone.com/the-firm/asset-management/registered-funds.

Value of a $10,000 Investment Since the Beginning of the Fiscal Year at Net Asset Value*

*	The line graph represents historical performance of a hypothetical investment of $10,000 from April 1, 2015 to March 31, 2016, assuming the reinvestment of distributions.

Cumulative Total Return

For the Year Ended March 31, 2016
Multi-Manager Fund—Class I Shares (“BXMMX”)	(3.72)%
Multi-Strategy Fund—Class I Shares (“BXMIX”)	(3.00)%
HFRX Absolute Return Index	0.58%
MSCI World Total Return Index	(2.90)%
Barclays Aggregate Bond Index	1.96%

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Portfolio Information

March 31, 2016 (Unaudited)

Geographic Breakdown	Percentage of Total Net Assets
United States	18.8%
Japan	0.6
United Kingdom	0.4
China	0.3
Israel	0.3
Netherlands	0.3
Cayman Islands	0.2
Singapore	0.2
Spain	0.2
Bermuda	0.1
Canada	0.1
France	0.1
Greece	0.1
Ireland	0.1
Italy	0.1
South Africa	0.1
Argentina	0.0	[1]
Australia	0.0	[1]
Bahamas	0.0	[1]
Brazil	0.0	[1]
Cyprus	0.0	[1]
Hong Kong	0.0	[1]
India	0.0	[1]
Luxembourg	0.0	[1]
Puerto Rico	0.0	[1]
Russian Federation	0.0	[1]
Taiwan	0.0	[1]
Thailand	0.0	[1]
Other[2]	6.1
Securities Sold Short	(12.0)
Other Assets and Liabilities[3]	83.9

Total	100.0%

[1]	Represents less than 0.1%.
[2]	Includes Exchange-Traded Funds, Short-Term Investment—Money Market Fund and Purchased Options.
[3]	Assets, other than investments in securities, net of other liabilities. See Consolidated Statement of Assets and Liabilities. A portion of the balance represents cash collateral for derivatives.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Portfolio Information (Continued)

March 31, 2016 (Unaudited)

Portfolio Composition	Percentage of Total Net Assets
Common Stock	16.5%
Short-Term Investment—Money Market Fund	6.1
Mortgage-Backed Securities	3.1
Bank Loans	1.7
Corporate Bonds & Notes	0.3
Asset-Backed Securities	0.2
Convertible Bond	0.2
Exchange-Traded Funds	0.0	[1]
Rights	0.0	[1]
Other[2]	0.0	[1]
Securities Sold Short	(12.0)
Other Assets and Liabilities[3]	83.9

Total	100.0%

[1]	Represents less than 0.1%.
[2]	Includes Purchased Options.
[3]	Assets, other than investments in securities, net of other liabilities. See Consolidated Statement of Assets and Liabilities. A portion of the balance represents cash collateral for derivatives.

Credit Quality Allocation[4]	Percentage of Total Investments in Securities
AAA/Aaa	6.0%
BBB/Baa	2.5
BB/Ba	0.9
B	1.1
CCC/Caa	2.0
Not Rated	12.3
Other[5]	75.2

Total Investments in Securities	100.0%

[4]	Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s Investor Service (“Moody’s”) ratings.
[5]	Includes Common Stock, Exchange-Traded Funds, Short-Term Investment—Money Market Fund and Purchased Options.

Industry	Percentage of Total Net Assets
Biotechnology & Pharmaceuticals	3.0%
Health Care Facilities & Services	1.7
Financial Services	1.6
Medical Equipment & Devices	1.6
Oil, Gas & Coal	1.4
Media	1.3
Hardware	0.8
Real Estate	0.8
Software	0.6
Semiconductors	0.4
Asset Management	0.3
Containers & Packaging	0.3
Electrical Equipment	0.3
Industrial Services	0.3
Passenger Transportation	0.3
Renewable Energy	0.3
Technology Services	0.3
Telecommunications	0.3
Transportation & Logistics	0.3
Banking	0.2

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Portfolio Information (Continued)

March 31, 2016 (Unaudited)

Industry	Percentage of Total Net Assets
Entertainment Resources	0.2
Gaming, Lodging & Restaurants	0.2
Home & Office Products	0.2
Machinery	0.2
Metals & Mining	0.2
Wireless Telecommunication Services	0.2
Automotive	0.1
Chemicals	0.1
Commercial Services	0.1
Construction Materials	0.1
Consumer Products	0.1
Consumer Services	0.1
Design, Manufacturing & Distribution	0.1
Exploration & Production	0.1
Insurance	0.1
Manufactured Goods	0.1
Publishing & Broadcasting	0.1
Retail—Consumer Staples	0.1
Retail—Discretionary	0.1
Specialty Finance	0.1
Aerospace & Defense	0.0	[1]
Apparel & Textile Products	0.0	[1]
Banks	0.0	[1]
Distributors—Discretionary	0.0	[1]
Engineering & Construction Services	0.0	[1]
Forest & Paper Products	0.0	[1]
Institutional Financial Services	0.0	[1]
Iron & Steel	0.0	[1]
Leisure Products	0.0	[1]
Oil & Gas Services & Equipment	0.0	[1]
Property & Casualty Insurance	0.0	[1]
Recreation Facilities & Services	0.0	[1]
Transportation Equipment	0.0	[1]
Utilities	0.0	[1]
Waste & Environmental Services & Equipment	0.0	[1]
Other[2]	9.4
Securities Sold Short	(12.0)
Other Assets and Liabilities[3]	83.9

Total Investments	100.0%

[1]	Represents less than 0.1%.
[2]	Includes Asset-Backed Securities, Mortgage-Backed Securities, Rights, Exchange-Traded Funds, Short-Term Investment—Money Market Fund and Purchased Options.
[3]	Assets, other than investments in securities, net of other liabilities. See Consolidated Statement of Assets and Liabilities. A portion of the balance represents cash collateral for derivatives.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Portfolio Information

March 31, 2016 (Unaudited)

Geographic Breakdown	Percentage of Total Net Assets
United States	62.7%
Cayman Islands	5.5
Japan	1.4
United Kingdom	1.2
Israel	0.6
China	0.5
France	0.5
Netherlands	0.5
Singapore	0.5
Brazil	0.4
Ireland	0.4
Italy	0.4
Switzerland	0.3
Spain	0.3
Canada	0.2
Bermuda	0.1
Ecuador	0.1
Germany	0.1
India	0.1
Mexico	0.1
Poland	0.1
Sweden	0.1
Venezuela	0.1
Argentina	0.0	[1]
Australia	0.0	[1]
Belgium	0.0	[1]
Chile	0.0	[1]
Cyprus	0.0	[1]
Greece	0.0	[1]
Hong Kong	0.0	[1]
Luxembourg	0.0	[1]
New Zealand	0.0	[1]
Norway	0.0	[1]
Peru	0.0	[1]
Puerto Rico	0.0	[1]
Republic of Korea	0.0	[1]
Russian Federation	0.0	[1]
South Africa	0.0	[1]
Taiwan	0.0	[1]
Thailand	0.0	[1]
Other[2]	23.8
Securities Sold Short	(25.8)
Other Assets and Liabilities[3]	25.8

Total	100.0%

[1]	Represents less than 0.1%.
[2]	Includes Sovereign Debt, Exchange-Traded Funds, Short-Term Investment—Money Market Fund and Purchased Options.
[3]	Assets, other than investments in securities, net of other liabilities. See Consolidated Statement of Assets and Liabilities. A portion of the balance represents cash collateral for derivatives.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Portfolio Information (Continued)

March 31, 2016 (Unaudited)

Portfolio Composition	Percentage of Total Net Assets
Common Stock	36.1%
Mortgage-Backed Securities	20.5
Short-Term Investment—Money Market Fund	18.1
Asset-Backed Securities	8.7
Corporate Bonds & Notes	5.3
Sovereign Debt	4.7
Investment in Investee Funds	2.9
U.S. Treasury Obligations	1.7
Exchange-Traded Funds	0.7
U.S. Government Sponsored Agency Securities	0.6
Convertible Bond	0.3
Bank Loans	0.1
Rights	0.0 [1]
Other[2]	0.3
Securities Sold Short	(25.8)
Other Assets and Liabilities[3]	25.8

Total	100.0%

[1]	Represents less than 0.1%.
[2]	Includes Purchased Options.
[3]	Assets, other than investments in securities, net of other liabilities. See Consolidated Statement of Assets and Liabilities. A portion of the balance represents cash collateral for derivatives.

Credit Quality Allocation[4]	Percentage of Total Investments in Securities
AAA/Aaa[5]	3.0%
AA/Aa	0.6
A	1.0
BBB/Baa	5.4
BB/Ba	7.1
B	10.4
CCC/Caa	3.0
CC/Ca	0.0 [1]
D	0.5
Not Rated	21.9
Other[6]	47.1

Total Investments in Securities	100.0%

[4]	Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s Investor Service (“Moody’s”) ratings.
[5]	Includes U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations which are deemed AAA/Aaa by the Investment Adviser.
[6]	Includes Common Stock, Exchange-Traded Funds, Investment in Investee Funds, Short-Term Investment—Money Market Fund and Purchased Options.

Industry	Percentage of Total Net Assets
Biotechnology & Pharmaceuticals	6.6%
Media	3.9
Health Care Facilities & Services	3.6
Medical Equipment & Devices	3.0
Real Estate	2.2
Semiconductors	1.6
Chemicals	1.4
Hardware	1.4
Oil, Gas & Coal	1.3
Banking	1.3
Publishing & Broadcasting	1.1
Software	1.1
Gaming, Lodging & Restaurants	0.9
Retail—Discretionary	0.9
Consumer Products	0.8

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Portfolio Information (Continued)

March 31, 2016 (Unaudited)

Industry	Percentage of Total Net Assets
Electrical Equipment	0.8
Asset Management	0.6
Telecommunications	0.6
Insurance	0.5
Integrated Oils	0.5
Financial Services	0.4
Passenger Transportation	0.4
Specialty Finance	0.4
Technology Services	0.4
Wireless Telecommunication Services	0.4
Automotive	0.3
Casinos & Gaming	0.3
Commercial Services	0.3
Home & Office Products	0.3
Renewable Energy	0.3
Retail—Consumer Discretionary	0.3
Transportation & Logistics	0.3
Transportation Equipment	0.3
Aerospace & Defense	0.2
Apparel & Textile Products	0.2
Banks	0.2
Containers & Packaging	0.2
Industrial Services	0.2
Retail—Consumer Staples	0.2
Software & Services	0.2
Cable & Satellite	0.1
Commercial Finance	0.1
Construction Materials	0.1
Consumer Finance	0.1
Design, Manufacturing & Distribution	0.1
Distributors—Consumer Staples	0.1
Engineering & Construction Services	0.1
Entertainment Resources	0.1
Exploration & Production	0.1
Food & Beverage	0.1
Institutional Financial Services	0.1
Iron & Steel	0.1
Machinery	0.1
Metals & Mining	0.1
Oil & Gas Services & Equipment	0.1
Pipeline	0.1
Property & Casualty Insurance	0.1
Recreation Facilities & Services	0.1
Refining & Marketing	0.1
Wireline Telecommunication Services	0.1
Advertising & Marketing	0.0	[1]

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Portfolio Information (Continued)

March 31, 2016 (Unaudited)

Industry	Percentage of Total Net Assets
Consumer Services	0.0	[1]
Distributors—Discretionary	0.0	[1]
Electrical Equipment Manufacturing	0.0	[1]
Forest & Paper Products	0.0	[1]
Forest & Paper Products Manufacturing	0.0	[1]
Industrial Other	0.0	[1]
Leisure Products	0.0	[1]
Managed Care	0.0	[1]
Manufactured Goods	0.0	[1]
Medical Equipment & Devices Manufacturing	0.0	[1]
Pharmaceuticals	0.0	[1]
Utilities	0.0	[1]
Waste & Environmental Services & Equipment	0.0	[1]
Other[2]	58.2
Securities Sold Short	(25.8)
Other Assets and Liabilities[3]	25.8

Total Investments	100.0%

[1]	Represents less than 0.1%.
[2]	Includes Asset-Backed Securities, Sovereign Debt, Mortgage-Backed Securities, U.S. Government Sponsored Agency Securities, U.S. Treasury Obligations, Exchange-Traded Funds, Rights, Investment in Investee Funds, Short-Term Investment—Money Market Fund and Purchased Options.
[3]	Assets, other than investments in securities, net of other liabilities. See Consolidated Statement of Assets and Liabilities. A portion of the balance represents cash collateral for derivatives.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments

March 31, 2016

Security Description	Shares	Value

INVESTMENTS IN SECURITIES — 28.1%
COMMON STOCK — 16.5%
Argentina — 0.0%
Gaming, Lodging & Restaurants — 0.0%
Arcos Dorados Holdings, Inc. A Shares (a)	3,400	$12,750

Total Argentina		12,750

Australia — 0.0%
Iron & Steel — 0.0%
BHP Billiton PLC ADR	8,900	202,297

Total Australia		202,297

Bahamas — 0.0%
Transportation & Logistics — 0.0%
Ultrapetrol Bahamas Ltd. (a)	1,300	351

Total Bahamas		351

Bermuda — 0.1%
Media — 0.0%
Central European Media Enterprises Ltd. A Shares (a)	3,800	9,690

Semiconductors — 0.1%
Marvell Technology Group Ltd.	52,600	542,306

Transportation & Logistics — 0.0%
Teekay Corp.	5,400	46,764

Total Bermuda		598,760

Brazil — 0.0%
Iron & Steel — 0.0%
Gerdau SA ADR	1,900	3,382

Utilities — 0.0%
Cia Energetica de Minas Gerais ADR (c)	26,900	60,794

Total Brazil		64,176

Canada — 0.1%
Biotechnology & Pharmaceuticals — 0.0%
Aralez Pharmaceuticals, Inc. (a)	1,900	6,745
QLT, Inc. (a)	5,200	10,348
Sophiris Bio, Inc. (a)	1,100	1,584

		18,677

Consumer Products — 0.0%
SunOpta, Inc. (a)	1,800	8,028

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Forest & Paper Products — 0.0%
Mercer International, Inc. (c)	6,200	$58,590

Gaming, Lodging & Restaurants — 0.0%
Restaurant Brands International	3	117

Media — 0.0%
Points International Ltd. (a)	200	1,742

Metals & Mining — 0.0%
Dominion Diamond Corp. (c)	9,100	100,919
Fortuna Silver Mines, Inc. (a)	3,000	11,700
MFC Industrial Ltd. (a),(c)	800	1,584
Nevsun Resources Ltd.	9,000	29,160
Taseko Mines Ltd. (a)	1,100	613

		143,976

Oil, Gas & Coal — 0.0%
Advantage Oil & Gas Ltd. (a),(c)	3,500	19,215
Gran Tierra Energy, Inc. (a),(c)	27,600	68,172
TransGlobe Energy Corp. (c)	1,500	2,490

		89,877

Renewable Energy — 0.1%
Canadian Solar, Inc. (a),(c),(d)	15,683	302,368

Total Canada		623,375

China — 0.3%
Automotive — 0.0%
China Automotive Systems, Inc. (a),(c)	1,200	5,568

Biotechnology & Pharmaceuticals — 0.0%
Sinovac Biotech Ltd. (a)	1,800	11,502

Insurance — 0.0%
China Life Insurance Co. Ltd. ADR	7,400	90,946
CNinsure, Inc. ADR (a),(c)	3,300	26,466

		117,412

Machinery — 0.0%
Hollysys Automation Technologies Ltd. (a)	3,700	77,885

Media — 0.3%
Baidu, Inc. ADR (a)	5,205	993,531
Leju Holdings Ltd. ADR	5	26
Sohu.com, Inc. (a),(c)	13,300	658,882
Zhaopin Ltd. ADR (a),(c)	40	635

		1,653,074

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Passenger Transportation — 0.0%
China Southern Airlines Co. Ltd. ADR	1,700	$53,108
Guangshen Railway Co. Ltd. ADR	200	4,282

		57,390

Real Estate — 0.0%
Xinyuan Real Estate Co. Ltd. ADR (c)	9,900	43,857

Total China		1,966,688

Cyprus — 0.0%
Oil, Gas & Coal — 0.0%
Ocean Rig UDW, Inc.	2,300	1,887

Total Cyprus		1,887

Greece — 0.1%
Oil, Gas & Coal — 0.0%
DryShips, Inc. (a)	52	122

Transportation & Logistics — 0.1%
Aegean Marine Petroleum Network, Inc.	8,100	61,317
Costamare, Inc.	10,700	95,230
Paragon Shipping, Inc. Class A (a)	10	6
Safe Bulkers, Inc.	10,600	8,517
StealthGas, Inc. (a)	2,100	7,413
Tsakos Energy Navigation Ltd.	17,100	105,678

		278,161

Total Greece		278,283

Hong Kong — 0.0%
Media — 0.0%
Global Sources Ltd. (a)	585	4,738

Total Hong Kong		4,738

India — 0.0%
Metals & Mining — 0.0%
Vedanta Ltd. ADR (c)	20	110

Total India		110

Ireland — 0.1%
Biotechnology & Pharmaceuticals — 0.1%
Shire PLC ADR	1,490	256,131

Medical Equipment & Devices — 0.0%
Trinity Biotech PLC ADR	3,300	38,478

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Passenger Transportation — 0.0%
Ryanair Holdings PLC ADR	37	$3,175

Total Ireland		297,784

Israel — 0.3%
Biotechnology & Pharmaceuticals — 0.3%
Teva Pharmaceutical Industries Ltd. ADR (b)	33,354	1,784,773

Electrical Equipment — 0.0%
Orbotech Ltd. (a)	8,000	190,240

Hardware — 0.0%
AudioCodes Ltd. (a)	1,000	4,650
Ceragon Networks Ltd. (a)	100	127
Silicom Ltd.	100	3,414

		8,191

Medical Equipment & Devices — 0.0%
Syneron Medical Ltd. (a)	5,200	38,012

Semiconductors — 0.0%
Nova Measuring Instruments Ltd. (a)	1,500	15,615

Software — 0.0%
Attunity Ltd. (a)	400	2,864
Mind CTI Ltd.	100	202
Sapiens International Corp. NV	400	4,792

		7,858

Technology Services — 0.0%
Magic Software Enterprises Ltd.	1,200	8,124

Telecommunications — 0.0%
Allot Communications Ltd. (a)	300	1,569

Total Israel		2,054,382

Italy — 0.1%
Telecommunications — 0.1%
Telecom Italia SpA (b)	396,323	427,525

Total Italy		427,525

Japan — 0.6%
Automotive — 0.1%
Aisin Seiki Co. Ltd. (d)	2,700	101,719
Mazda Motor Corp. (d)	34,700	538,483

		640,202

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Chemicals — 0.0%
Nitto Denko Corp. (d)	1,000	$55,595

Consumer Products — 0.0%
Ajinomoto Co., Inc.	13,000	293,336

Electrical Equipment — 0.1%
Daikin Industries Ltd. (d)	4,800	358,769
Keyence Corp. (d)	200	109,094
SMC Corp. (d)	400	92,905

		560,768

Hardware — 0.1%
Panasonic Corp. (d)	20,200	185,497
Sony Corp. (d)	9,500	244,200

		429,697

Passenger Transportation — 0.1%
ANA Holdings, Inc.	171,000	481,799

Real Estate — 0.2%
Mitsubishi Estate Co. Ltd. (d)	36,000	668,692
Mitsui Fudosan Co. Ltd.	28,000	698,601

		1,367,293

Total Japan		3,828,690

Luxembourg — 0.0%
Consumer Products — 0.0%
Adecoagro SA (a)	1,100	12,705

Iron & Steel — 0.0%
Ternium SA ADR (c)	7,700	138,446

Total Luxembourg		151,151

Netherlands — 0.2%
Media — 0.1%
Altice NV (a)	30,650	546,490

Metals & Mining — 0.0%
Constellium NV Class A (a)	4,900	25,431

Semiconductors — 0.0%
NXP Semiconductor NV (a)	43	3,486

Telecommunications — 0.1%
Koninklijke KPN NV	186,872	783,159

Total Netherlands		1,358,566

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Puerto Rico — 0.0%
Banking — 0.0%
First BanCorp (a)	15,400	$44,968
Popular, Inc.	1,081	30,927

		75,895

Health Care Facilities & Services — 0.0%
Triple-S Management Corp. B Shares (a)	2,400	59,664

Technology Services — 0.0%
Evertec, Inc.	4,500	62,910

Total Puerto Rico		198,469

Russian Federation — 0.0%
Media — 0.0%
Yandex NV A Shares (a)	900	13,788

Total Russian Federation		13,788

Singapore — 0.2%
Machinery — 0.0%
China Yuchai International Ltd.	1,202	11,840

Semiconductors — 0.2%
Broadcom Ltd.	7,397	1,142,836
Kulicke & Soffa Industries, Inc. (a),(c)	10,400	117,728

Total Singapore		1,272,404

South Africa — 0.1%
Metals & Mining — 0.1%
AngloGold Ashanti Ltd. ADR (a)	16,700	228,623
Gold Fields Ltd. ADR (c)	54,200	213,548
Harmony Gold Mining Co. Ltd. ADR (c)	12,400	45,136

		487,307

Specialty Finance — 0.0%
Net 1 UEPS Technologies, Inc. (a),(c)	13,700	126,040

Total South Africa		613,347

Taiwan — 0.0%
Hardware — 0.0%
AU Optronics Corp. ADR	8,800	25,960

Semiconductors — 0.0%
ChipMOS Technologies Bermuda Ltd.	300	5,214
United Microelectronics Corp. ADR (c)	13,894	28,900

		34,114

Total Taiwan		60,074

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Thailand — 0.0%
Design, Manufacturing & Distribution — 0.0%
Fabrinet (a)	7,300	$236,155

Total Thailand		236,155

United Kingdom — 0.4%
Banking — 0.1%
HSBC Holdings PLC	72,800	454,217

Gaming, Lodging & Restaurants — 0.0%
Belmond Ltd. Class A (a)	8,400	79,716

Insurance — 0.0%
Prudential PLC ADR	48	1,786

Media — 0.3%
Liberty Global PLC (a)	40,552	1,523,133

Oil, Gas & Coal — 0.0%
Seadrill Ltd. (a)	45,600	150,480

Recreation Facilities & Services — 0.0%
Manchester United PLC Class A	200	2,888

Total United Kingdom		2,212,220

United States — 13.9%
Aerospace & Defense — 0.0%
B/E Aerospace, Inc.	4,100	189,092
Ducommun, Inc. (a)	200	3,050
Orbital ATK, Inc. (c)	1	87

		192,229

Apparel & Textile Products — 0.0%
Albany International Corp. Class A	200	7,518
Culp, Inc.	1,300	34,086
Perry Ellis International, Inc. (a),(c)	3,600	66,276
Rocky Brands, Inc.	100	1,274
Vince Holding Corp. (a),(c)	11,100	70,263

		179,417

Asset Management — 0.3%
Apollo Investment Corp.	400	2,220
Ares Capital Corp.	500	7,420
BlackRock Kelso Capital Corp.	18,600	175,026
Calamos Asset Management, Inc. Class A (c)	4,800	40,752
Capitala Finance Corp.	3,700	44,400
Charles Schwab Corp. (c)	11,721	328,422
Fidus Investment Corp.	2,500	38,775

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Fifth Street Finance Corp.	6,100	$30,622
Firsthand Technology Value Fund, Inc. (a)	600	4,500
Garrison Capital, Inc. (c)	2,800	30,044
Gladstone Capital Corp. (c)	6,100	45,445
Gladstone Investment Corp. (c)	7,000	49,140
Horizon Technology Finance Corp. (c)	2,800	32,508
KCAP Financial, Inc. (c)	6,000	21,600
Legg Mason, Inc.	13,000	450,840
Manning & Napier, Inc.	500	4,035
Medallion Financial Corp. (c)	9,800	90,454
Monroe Capital Corp.	200	2,770
MVC Capital, Inc.	1,400	10,444
OHA Investment Corp. (c)	1,200	4,068
Oppenheimer Holdings, Inc. Class A	200	3,156
PennantPark Floating Rate Capital Ltd.	3,446	40,318
PennantPark Investment Corp. (c)	20,600	124,836
Solar Capital Ltd. (c)	5,400	93,312
Solar Senior Capital Ltd. (c)	1,600	23,328
Stellus Capital Investment Corp. (c)	1,900	19,418
THL Credit, Inc.	5,100	55,233
TICC Capital Corp. (c)	13,797	66,226
TPG Specialty Lending, Inc.	100	1,613
Triangle Capital Corp.	400	8,232
TriplePoint Venture Growth BDC Corp.	3,700	38,850
WhiteHorse Finance, Inc.	1,653	17,158

		1,905,165

Automotive — 0.0%
Cooper-Standard Holding, Inc. (a)	1,700	122,128
Horizon Global Corp. (a)	1,000	12,580
Modine Manufacturing Co. (a)	1,800	19,818
Tenneco, Inc. (a),(c)	200	10,302
Tower International, Inc. (c)	3,300	89,760

		254,588

Banking — 0.1%
Arrow Financial Corp.	516	13,710
Bancorp, Inc. (a)	600	3,432
Bank Mutual Corp. (c)	2,900	21,953
BB&T Corp.	1	33
CU Bancorp (a)	200	4,234
Farmers Capital Bank Corp.	100	2,642
Fidelity Southern Corp.	1,000	16,040
First Bancorp/Southern Pines	300	5,655
First Business Financial Services, Inc.	400	9,172
First Community Bancshares, Inc.	1,400	27,776

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
First Defiance Financial Corp.	200	$7,682
First Financial Northwest, Inc.	900	11,853
First Interstate BancSystem, Inc. Class A	100	2,813
Franklin Financial Network, Inc. (a)	500	13,500
Great Western Bancorp, Inc. (c)	300	8,181
Guaranty Bancorp	400	6,184
Heritage Commerce Corp.	700	7,007
Independent Bank Corp. (c)	2,700	39,285
Independent Bank Group, Inc.	400	10,960
Investors Bancorp, Inc.	10	116
Mercantile Bank Corp.	1,100	24,662
National Bankshares, Inc.	100	3,432
Northrim BanCorp, Inc.	800	19,128
Opus Bank	400	13,600
Pacific Premier Bancorp, Inc. (a)	1,900	40,603
Preferred Bank	600	18,150
Southwest Bancorp, Inc.	2,300	34,615
Stonegate Bank	200	5,992
Territorial Bancorp, Inc. (c)	100	2,606
Towne Bank	40	768
TriState Capital Holdings, Inc. (a),(c)	1,600	20,160
Triumph Bancorp, Inc. (a)	1,000	15,830
Umpqua Holdings Corp.	35	555
Union Bankshares Corp. (c)	38	936
United Financial Bancorp, Inc.	20	252
Univest Corp. of Pennsylvania	500	9,755
Valley National Bancorp	12	115
Wilshire Bancorp, Inc.	600	6,180

		429,567

Biotechnology & Pharmaceuticals — 2.6%
Acorda Therapeutics, Inc. (a)	3,800	100,510
Alexion Pharmaceuticals, Inc. (a),(b),(c),(d)	7,380	1,027,444
Alkermes PLC (a)	5,200	177,788
Allergan PLC (a),(b)	5,042	1,351,407
Amphastar Pharmaceuticals, Inc. (a)	2,800	33,600
Anacor Pharmaceuticals, Inc. (a),(d)	9,980	533,431
Anika Therapeutics, Inc. (a)	600	26,832
Applied Genetic Technologies Corp. (a)	200	2,796
ArQule, Inc. (a)	3,000	4,800
Array BioPharma, Inc. (a)	7,700	22,715
Avalanche Biotechnologies, Inc. (a)	400	2,068
Baxalta, Inc. (c)	41,630	1,681,852
BioSpecifics Technologies Corp. (a)	300	10,446
Bristol-Myers Squibb Co. (b),(c),(d)	20,260	1,294,209
Celgene Corp. (a),(b),(c),(d)	9,370	937,843

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Chimerix, Inc. (a)	400	$2,044
Corcept Therapeutics, Inc. (a)	10,300	48,204
Cytokinetics, Inc. (a)	2,700	19,035
Eiger BioPharmaceuticals, Inc. (a)	420	7,043
Endo International PLC (a)	13,623	383,487
Exelixis, Inc. (a)	28,900	115,600
Impax Laboratories, Inc. (a)	4,400	140,888
Incyte Corp. (a),(b),(c)	16,400	1,188,508
Inotek Pharmaceuticals Corp. (a)	300	2,220
Ionis Pharmaceuticals, Inc. (a)	700	28,350
Lexicon Pharmaceuticals, Inc. (a)	15	179
Mallinckrodt PLC (a),(b)	44,040	2,698,771
Medivation, Inc. (a),(b),(c)	41,665	1,915,757
Neothetics, Inc. (a)	1,000	610
Omega Protein Corp. (a),(c)	4,200	71,148
Osiris Therapeutics, Inc.	100	571
PDL BioPharma, Inc.	18,700	62,271
Perrigo Co. PLC (b)	44	5,629
Pfizer, Inc. (b),(d)	33,090	980,788
pSivida Corp. (a)	100	268
PTC Therapeutics, Inc. (a)	12,100	77,924
Retrophin, Inc. (a)	1,400	19,124
Rigel Pharmaceuticals, Inc. (a),(c)	8,500	17,680
SciClone Pharmaceuticals, Inc. (a),(c)	3,900	42,900
Sucampo Pharmaceuticals, Inc. Class A (a)	500	5,465
Tetraphase Pharmaceuticals, Inc. (a)	100	463
Threshold Pharmaceuticals, Inc. (a)	10,200	4,692
Verastem, Inc. (a)	1,800	2,844
Vertex Pharmaceuticals, Inc. (a),(b),(c)	3,600	286,164
Vical, Inc. (a)	4,800	1,877
XOMA Corp. (a),(c)	37,600	29,065
Zoetis, Inc. (b),(c)	24,930	1,105,147

		16,472,457

Chemicals — 0.1%
Albemarle Corp.	26	1,662
Chemours Co. (The)	25,900	181,300
EI du Pont de Nemours & Co.	100	6,332
FutureFuel Corp.	600	7,074
Innophos Holdings, Inc.	1,900	58,729
Intrepid Potash, Inc. (a),(c)	8,600	9,546
KMG Chemicals, Inc.	1,200	27,684
LSB Industries, Inc. (a)	2,600	33,150
OMNOVA Solutions, Inc. (a),(c)	2,000	11,120
Orion Engineered Carbons SA	2,200	31,064
Stepan Co.	100	5,529

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Trinseo SA (a)	1,600	$58,896

		432,086

Commercial Services — 0.1%
ARAMARK Holdings Corp. (c)	2,000	66,240
ARC Document Solutions, Inc. (a),(c)	7,200	32,400
CDI Corp. (c)	2,900	18,212
Collectors Universe, Inc. (c)	1,200	19,920
Computer Task Group, Inc. (c)	2,300	11,753
CorVel Corp. (a)	100	3,942
CRA International, Inc. (a)	2,600	51,064
Cross Country Healthcare, Inc. (a)	1,200	13,956
Franklin Covey Co. (a)	200	3,518
Hackett Group, Inc. (c)	2,100	31,752
Heidrick & Struggles International, Inc.	300	7,110
Information Services Group, Inc. (a)	500	1,965
Insperity, Inc. (c)	200	10,346
Patriot National, Inc. (a)	1,700	13,090
PRGX Global, Inc. (a),(c)	2,900	13,688
Quad/Graphics, Inc.	9,900	128,106
ServiceMaster Global Holdings, Inc. (a),(c)	300	11,304

		438,366

Construction Materials — 0.1%
Apogee Enterprises, Inc.	1,100	48,279
Boise Cascade Co. (a)	800	16,576
Continental Building Products, Inc. (a)	11,500	213,440
Headwaters, Inc. (a),(c)	10,900	216,256
Patrick Industries, Inc. (a)	1,200	54,468
Universal Forest Products, Inc. (c)	500	42,910

		591,929

Consumer Products — 0.1%
Blue Buffalo Pet Products, Inc. (a)	500	12,830
Central Garden and Pet Co. Class A (a)	1,300	21,177
Craft Brew Alliance, Inc. (a)	100	823
Darling Ingredients, Inc. (a)	200	2,634
Female Health Co. (a)	1,000	1,870
Herbalife Ltd. (a)	2,000	123,120
John B. Sanfilippo & Son, Inc.	1,000	69,090
Mead Johnson Nutrition Co. (b)	4,981	423,235
Revlon, Inc. Class A (a)	400	14,564

		669,343

Consumer Services — 0.1%
American Public Education, Inc. (a)	4,700	96,961

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Apollo Education Group, Inc. (a)	37,300	$306,419
Bridgepoint Education, Inc. (a),(c)	3,700	37,296
Capella Education Co.	2,300	121,072
Career Education Corp. (a)	1,400	6,356
Carriage Services, Inc. (c)	900	19,449
K12, Inc. (a)	1,200	11,868
Universal Technical Institute, Inc.	2,200	9,482

		608,903

Containers & Packaging — 0.3%
AEP Industries, Inc.	300	19,800
Berry Plastics Group, Inc. (a),(c)	29,900	1,080,885
Graphic Packaging Holding Co. (c)	48,700	625,795

		1,726,480

Design, Manufacturing & Distribution — 0.1%
Flextronics International Ltd. (a)	37,100	447,426

Distributors—Discretionary — 0.0%
Bassett Furniture Industries, Inc.	700	22,302
Insight Enterprises, Inc. (a),(c)	1,300	37,232
ScanSource, Inc. (a),(c)	500	20,190

		79,724

Electrical Equipment — 0.2%
Allegion PLC	20,000	1,274,200
American Science & Engineering, Inc.	400	11,076
Babcock & Wilcox Enterprises, Inc. (a)	2,700	57,780
Checkpoint Systems, Inc. (a),(c)	6,000	60,720
FARO Technologies, Inc. (a)	400	12,884
Global Power Equipment Group, Inc. (a)	400	800
Houston Wire & Cable Co.	2,700	18,873
LSI Industries, Inc.	1,800	21,150
Powell Industries, Inc.	100	2,981

		1,460,464

Engineering & Construction Services — 0.0%
AECOM Technology Corp. (a)	32	985
Great Lakes Dredge & Dock Corp. (a)	1,700	7,582
Kratos Defense & Security Solutions, Inc. (a)	800	3,960
Mistras Group, Inc. (a),(c)	1,700	42,109
MYR Group, Inc. (a)	2,500	62,775
Orion Marine Group, Inc. (a)	5,700	29,526
Sterling Construction Co., Inc. (a)	700	3,605
TopBuild Corp. (a)	1,055	31,376
TRC Cos., Inc. (a)	100	725

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Tutor Perini Corp. (a),(c)	1,100	$17,094

		199,737

Forest & Paper Products — 0.0%
Resolute Forest Products, Inc. (a)	2,400	13,224

Gaming, Lodging & Restaurants — 0.2%
Bravo Brio Restaurant Group, Inc. (a)	3,200	24,800
Caesars Acquisition Co. Class A (a)	3,200	19,584
Caesars Entertainment Corp. (a)	9,400	63,920
Carrols Restaurant Group, Inc. (a)	8,200	118,408
Churchill Downs, Inc.	2,700	399,276
Del Frisco’s Restaurant Group, Inc. (a)	800	13,264
Denny’s Corp. (a),(c)	9,000	93,240
Domino’s Pizza, Inc. (c)	1,500	197,790
Eldorado Resorts, Inc. (a)	2,500	28,600
Famous Dave’s of America, Inc. (a)	700	4,263
Isle of Capri Casinos, Inc. (a),(c)	18,500	259,000
Monarch Casino & Resort, Inc. (a)	1,500	29,190

		1,251,335

Hardware — 0.7%
Apple, Inc.	4,544	495,250
Clearfield, Inc. (a)	600	9,642
Comtech Telecommunications Corp. (c)	2,900	67,773
Daktronics, Inc. (c)	400	3,160
Datalink Corp. (a)	3,700	33,818
Dolby Laboratories, Inc. Class A (c)	8,700	378,102
Eastman Kodak Co. (a)	100	1,085
Emcore Corp. (a)	12,800	64,000
Finisar Corp. (a)	22,400	408,576
Harmonic, Inc. (a)	300	981
HP, Inc.	2,100	25,872
Hutchinson Technology, Inc. (a)	2,300	8,418
Imation Corp. (a)	1,700	2,635
Immersion Corp. (a)	3,600	29,736
Imprivata, Inc. (a)	1,100	13,893
KVH Industries, Inc. (a)	600	5,730
Lumentum Holdings, Inc. (a)	7,000	188,790
Mercury Systems, Inc. (a),(c)	2,000	40,600
Multi-Fineline Electronix, Inc. (a)	1,500	34,815
Rovi Corp. (a)	24,200	496,342
ShoreTel, Inc. (a),(c)	6,900	51,336
Skullcandy, Inc. (a),(c)	3,100	11,036
Sonus Networks, Inc. (a)	8,700	65,511
Stratasys Ltd. (a)	6,267	162,441
Telenav, Inc. (a),(c)	1,900	11,210

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Viavi Solutions, Inc. (a)	8,500	$58,310
Vicor Corp. (a)	700	7,336
Vishay Precision Group, Inc. (a)	2,700	37,827
Vocera Communications, Inc. (a)	1,100	14,025
VOXX International Corp. (a),(c)	1,700	7,599
Western Digital Corp. (c)	34,600	1,634,504

		4,370,353

Health Care Facilities & Services — 1.7%
Addus HomeCare Corp. (a)	1,800	30,942
Aetna, Inc. (b),(c),(d)	7,790	875,207
Alliance HealthCare Services, Inc. (a)	900	6,471
Almost Family, Inc. (a)	1,000	37,240
AmerisourceBergen Corp. (b),(c)	8,300	718,365
Digirad Corp. (c)	1,600	7,936
Five Star Quality Care, Inc. (a),(c)	3,600	8,244
Great Basin Scientific, Inc. (a)	439	3,147
HCA Holdings, Inc. (a),(b)	18,700	1,459,535
Healthways, Inc. (a)	1,500	15,135
Humana, Inc. (b),(c)	6,978	1,276,625
Laboratory Corp. of America Holdings (a),(b),(d)	18,570	2,175,104
Magellan Health, Inc. (a)	100	6,793
McKesson Corp. (b)	3,720	584,970
Premier, Inc. Class A (a)	100	3,336
Quest Diagnostics, Inc. (b),(d)	26,990	1,928,436
RadNet, Inc. (a),(c)	4,100	19,803
Universal American Corp.	4,600	32,844
Universal Health Services, Inc. Class B (b),(c)	11,650	1,452,988

		10,643,121

Home & Office Products — 0.2%
American Woodmark Corp. (a),(c)	4,000	298,360
Armstrong World Industries, Inc. (a)	12,600	609,462
Hooker Furniture Corp.	700	22,995
Kimball International, Inc. Class B (c)	2,800	31,780
Libbey, Inc. (c)	2,400	44,640
Masco Corp. (c)	8,000	251,600

		1,258,837

Industrial Services — 0.3%
Electro Rent Corp.	1,600	14,816
HD Supply Holdings, Inc. (a),(c)	38,700	1,279,809
WESCO International, Inc. (a),(c)	13,500	738,045

		2,032,670

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Institutional Financial Services — 0.0%
KCG Holdings, Inc. Class A (a)	2,100	$25,095
Piper Jaffray Cos. (a)	2,000	99,120

		124,215

Insurance — 0.1%
American Equity Investment Life Holding Co.	1,800	30,240
Assured Guaranty Ltd.	23,600	597,080
Citizens, Inc. (a)	200	1,448
Crawford & Co. Class B	200	1,296
Employers Holdings, Inc.	4,100	115,374
Genworth Financial, Inc. Class A (a)	34,300	93,639
OneBeacon Insurance Group Ltd. Class A	1,200	15,276
Willis Towers Watson plc	18	2,136

		856,489

Iron & Steel — 0.0%
Northwest Pipe Co. (a)	100	922
Ryerson Holding Corp. (a)	600	3,336
Shiloh Industries, Inc. (a)	800	4,104
SunCoke Energy, Inc.	8,000	52,000
United States Steel Corp.	2,200	35,310

		95,672

Leisure Products — 0.0%
Black Diamond, Inc. (a)	400	1,808
Johnson Outdoors, Inc. Class A	100	2,222
LeapFrog Enterprises, Inc. (a)	4,200	4,179
Vista Outdoor, Inc. (a)	22	1,142

		9,351

Machinery — 0.2%
Alamo Group, Inc.	100	5,571
Columbus McKinnon Corp.	800	12,608
Federal Signal Corp.	2,900	38,454
Graham Corp.	800	15,928
Intevac, Inc. (a)	1,000	4,500
Joy Global, Inc.	58,500	940,095
Kadant, Inc.	1,000	45,160
Rofin-Sinar Technologies, Inc. (a),(c)	1,200	38,664
SPX Corp.	5,800	87,116
SPX FLOW, Inc. (a)	2,300	57,684
Xerium Technologies, Inc. (a)	2,600	13,572

		1,259,352

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Manufactured Goods — 0.1%
Aegion Corp. (a),(c)	900	$18,981
Ampco-Pittsburgh Corp. (c)	900	12,519
Chart Industries, Inc. (a),(c)	6,100	132,492
Dynamic Materials Corp. (c)	1,700	11,016
Gibraltar Industries, Inc. (a)	3,100	88,660
Global Brass & Copper Holdings, Inc.	300	7,485
Insteel Industries, Inc.	1,500	45,855
LB Foster Co. Class A	4,400	79,904

		396,912

Media — 0.6%
A H Belo Corp. Class A	1,600	7,696
Autobytel, Inc. (a)	1,700	29,512
Bankrate, Inc. (a)	3,200	29,344
Boingo Wireless, Inc. (a),(c)	3,000	23,160
Cablevision Systems Corp. Class A (c)	31,294	1,032,702
Clear Channel Outdoor Holdings, Inc. Class A (c)	6,400	30,080
Comcast Corp. Class A (c)	14,846	906,794
Demand Media, Inc. (a)	40	200
Entercom Communications Corp. Class A (a)	1,900	20,102
Everyday Health, Inc. (a)	600	3,360
Gray Television, Inc. (a)	2,900	33,988
Harte-Hanks, Inc. (c)	13,200	33,396
Lee Enterprises, Inc. (a)	100	180
Liberty TripAdvisor Holdings, Inc. Class A (a)	2,500	55,400
McClatchy Co. Class A (a)	2,600	2,730
MDC Partners, Inc. Class A	50	1,180
MSG Networks, Inc. (a),(c)	200	3,458
News Corp. Class A (c)	16,300	208,151
RetailMeNot, Inc. (a)	8,500	68,085
Stamps.com, Inc. (a)	1,000	106,280
Starz (a)	501	13,191
TechTarget, Inc. (a),(c)	3,200	23,744
Time Warner Cable, Inc. (c)	6,065	1,241,020
WebMD Health Corp. (a),(c)	1,700	106,471
XO Group, Inc. (a),(c)	3,500	56,175
YuMe, Inc. (a)	100	374

		4,036,773

Medical Equipment & Devices — 1.6%
AngioDynamics, Inc. (a),(c)	2,900	35,641
CR Bard, Inc. (b),(d)	5,545	1,123,805
CryoLife, Inc.	3,500	37,625
Cutera, Inc. (a)	1,300	14,625
Dentsply Sirona, Inc. (b),(c)	18,409	1,134,547

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Derma Sciences, Inc. (a)	100	$310
DexCom, Inc. (a),(b),(c),(d)	32,530	2,209,112
Edwards Lifesciences Corp. (a),(b),(d)	13,340	1,176,721
Exactech, Inc. (a)	1,300	26,338
Genomic Health, Inc. (a)	2,000	49,540
Harvard Bioscience, Inc. (a)	700	2,114
HeartWare International, Inc. (a)	2,700	84,834
LeMaitre Vascular, Inc.	200	3,104
Luminex Corp. (a),(c)	1,500	29,100
Merit Medical Systems, Inc. (a)	3,900	72,111
NxStage Medical, Inc. (a)	1,400	20,986
OraSure Technologies, Inc. (a)	15,600	112,788
Orthofix International NV (a)	3,200	132,864
RTI Surgical, Inc. (a),(c)	8,100	32,400
SurModics, Inc. (a)	2,000	36,820
Thermo Fisher Scientific, Inc. (b),(d)	6,700	948,653
Waters Corp. (a),(b)	1,908	251,703
Wright Medical Group NV (a)	6	100
Zimmer Holdings, Inc. (b),(c),(d)	22,050	2,351,192

		9,887,033

Metals & Mining — 0.1%
Alcoa, Inc.	96	920
Century Aluminum Co. (a)	8,000	56,400
Ferroglobe PLC	1,900	16,739
Freeport-McMoRan, Inc. (c)	56,200	581,108
Stillwater Mining Co. (a)	3,500	37,275

		692,442

Oil, Gas & Coal — 1.4%
Archrock, Inc.	2,300	18,400
Atwood Oceanics, Inc.	31,600	289,772
Baker Hughes, Inc. (c)	30,700	1,345,581
Bill Barrett Corp. (a)	2,600	16,172
Bonanza Creek Energy, Inc. (a)	1,900	3,021
Bristow Group, Inc.	1,300	24,596
C&J Energy Services Ltd. (a)	100	141
California Resources Corp.	222,258	228,926
Chesapeake Energy Corp.	204,600	842,952
Civeo Corp. (a)	300	369
CONSOL Energy, Inc.	33,500	378,215
Contango Oil & Gas Co. (a)	100	1,179
Dawson Geophysical Co. (a)	1,776	8,116
Denbury Resources, Inc.	73,700	163,614
EP Energy Corp. Class A (a)	6,000	27,120
Evolution Petroleum Corp. (c)	900	4,374

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
FMC Technologies, Inc. (a),(c)	71,100	$1,945,296
Gulf Island Fabrication, Inc.	3,200	25,120
Gulfport Energy Corp. (a),(c)	200	5,668
Hallador Energy Co.	300	1,371
Helix Energy Solutions Group, Inc. (a)	27,400	153,440
ION Geophysical Corp. (a)	200	1,616
Kinder Morgan, Inc.	16	286
LinnCo LLC	1,799	643
Matrix Service Co. (a)	3,100	54,870
McDermott International, Inc. (a)	700	2,863
Mitcham Industries, Inc. (a)	600	1,836
MRC Global, Inc. (a)	200	2,628
Nabors Industries Ltd.	38,300	352,360
Natural Gas Services Group, Inc. (a)	1,100	23,793
Newfield Exploration Co. (a)	4,100	136,325
Newpark Resources, Inc. (a)	8,700	37,584
Noble Energy, Inc.	16	503
NOW, Inc. (a)	3,000	53,160
Oasis Petroleum, Inc. (a)	200	1,456
Oil States International, Inc. (a),(c)	5,600	176,512
Panhandle Oil and Gas, Inc. Class A	100	1,731
Peabody Energy Corp.	8,986	20,847
Pioneer Energy Services Corp. (a)	100	220
QEP Resources, Inc.	20,300	286,433
Rice Energy, Inc. (a)	1,200	16,752
SemGroup Corp. Class A	1,000	22,400
SM Energy Co.	7,100	133,054
Southwestern Energy Co. (a),(c)	108,100	872,367
Stone Energy Corp. (a)	18,700	14,773
Tesco Corp. (c)	2,200	18,942
TETRA Technologies, Inc. (a)	5,000	31,750
TransAtlantic Petroleum Ltd. (a)	100	75
Ultra Petroleum Corp. (a)	30,600	15,239
Unit Corp. (a)	3,500	30,835
VAALCO Energy, Inc. (a)	3,600	3,384
Warren Resources, Inc. (a)	1,200	205
Weatherford International PLC (a)	10,800	84,024
Whiting Petroleum Corp. (a)	86,149	687,469

		8,570,378

Passenger Transportation — 0.2%
Era Group, Inc. (a)	100	938
Hawaiian Holdings, Inc. (a),(c)	1,400	66,066
Spirit Airlines, Inc. (a),(c)	21,838	1,047,787

		1,114,791

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Real Estate — 0.6%
Armada Hoffler Properties, Inc. (c)	8,600	$96,750
Ashford Hospitality Prime, Inc.	35	408
CBRE Group, Inc. (a),(c)	4,700	135,454
Equinix, Inc.	49	16,205
FelCor Lodging Trust, Inc. (c)	13,000	105,560
Gladstone Commercial Corp. (c)	4,800	78,624
InfraREIT, Inc.	2,600	44,330
Kite Realty Group Trust	50	1,386
Lamar Advertising Co. Class A (c),(d)	22,513	1,384,549
Mid-America Apartment Communities, Inc.	24	2,453
One Liberty Properties, Inc.	200	4,482
Parkway Properties Inc./Md	38	595
RE/MAX Holdings, Inc. Class A	2	69
Realogy Holdings Corp. (a)	48,900	1,765,779
Sunstone Hotel Investors, Inc.	19	266
VEREIT, Inc.	40	355
Weyerhaeuser Co.	80	2,478

		3,639,743

Recreation Facilities & Services — 0.0%
Intrawest Resorts Holdings, Inc. (a)	694	5,934
RCI Hospitality Holdings, Inc.	100	886
Speedway Motorsports, Inc.	900	17,847
Town Sports International Holdings, Inc. (a),(c)	1,800	5,166

		29,833

Renewable Energy — 0.2%
Ameresco, Inc. Class A (a)	100	477
Broadwind Energy, Inc. (a)	1,000	3,010
First Solar, Inc. (a),(c)	16,100	1,102,367
Renewable Energy Group, Inc. (a)	3,800	35,872

		1,141,726

Retail—Consumer Staples — 0.1%
SpartanNash Co.	100	3,031
Sprouts Farmers Market, Inc. (a),(d)	1,300	37,752
SUPERVALU, Inc. (a),(c)	77,000	443,520

		484,303

Retail—Discretionary — 0.1%
1-800-Flowers.com, Inc. Class A (a)	400	3,152
Big 5 Sporting Goods Corp. (c)	3,100	34,441
Citi Trends, Inc. (c)	900	16,047
Destination Maternity Corp.	200	1,368
EVINE Live, Inc. (a)	1,400	1,638

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Express, Inc. (a)	300	$6,423
Ezcorp, Inc. Class A (a)	800	2,376
GNC Holdings, Inc. Class A	1,800	57,150
Hertz Global Holdings, Inc. (a)	3,800	40,014
Kirkland’s, Inc.	4,200	73,542
New York & Co., Inc. (a)	300	1,188
Sears Hometown and Outlet Stores, Inc. (a)	300	1,926
Stein Mart, Inc.	3,800	27,854
Tile Shop Holdings, Inc. (a)	1,300	19,383
Tilly’s, Inc. Class A (a)	100	669
United Online, Inc. (a),(c)	3,542	40,875
Vera Bradley, Inc. (a)	700	14,238

		342,284

Semiconductors — 0.1%
Alpha & Omega Semiconductor Ltd. (a)	1,900	22,515
Amkor Technology, Inc. (a)	14,800	87,172
Applied Materials, Inc. (c)	16,100	340,998
Axcelis Technologies, Inc. (a),(c)	6,100	17,080
Cohu, Inc.	3,400	40,392
DSP Group, Inc. (a)	2,000	18,240
Electro Scientific Industries, Inc. (a)	4,600	32,890
FormFactor, Inc. (a),(c)	5,100	37,077
GSI Technology, Inc. (a)	518	2,124
InvenSense, Inc. (a)	6,400	53,760
IXYS Corp.	3,200	35,904
Kemet Corp. (a),(c)	1,800	3,474
MaxLinear, Inc. Class A (a)	48	888
Microchip Technology, Inc.	34	1,639
Micron Technology, Inc. (a)	3,600	37,692
NVE Corp.	200	11,306
Oclaro, Inc. (a)	9,800	52,920
ON Semiconductor Corp. (a),(c)	1,700	16,303
Park Electrochemical Corp.	1,000	16,010
Photronics, Inc. (a),(c)	700	7,287
Rudolph Technologies, Inc. (a),(c)	1,400	19,124
SunEdison Semiconductor Ltd. (a)	700	4,536
Ultra Clean Holdings, Inc. (a),(c)	5,100	27,336

		886,667

Software — 0.6%
Agilysys, Inc. (a)	700	7,147
Akamai Technologies, Inc. (a)	8,200	455,674
American Software, Inc. Class A	200	1,800
Bazaarvoice, Inc. (a)	7,600	23,940
Brightcove, Inc. (a)	900	5,616

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Carbonite, Inc. (a)	4,000	$31,880
ChannelAdvisor Corp. (a)	400	4,500
Digi International, Inc. (a)	3,500	33,005
Five9, Inc. (a)	300	2,667
Intralinks Holdings, Inc. (a)	3,900	30,732
Limelight Networks, Inc. (a)	14,700	26,607
Lionbridge Technologies, Inc. (a),(c)	3,000	15,180
Microsoft Corp.	3,764	207,886
MicroStrategy, Inc. Class A (a)	1,400	251,608
Model N, Inc. (a)	1,600	17,232
PDF Solutions, Inc. (a)	2,000	26,760
QAD, Inc. Class A	2,000	42,500
Rackspace Hosting, Inc. (a)	56,500	1,219,835
RealNetworks, Inc. (a),(c)	300	1,218
SciQuest, Inc. (a)	1,200	16,656
Seachange International, Inc. (a)	700	3,864
Support.com, Inc. (a)	2,500	2,150
VMware, Inc. Class A (a),(c)	32,300	1,689,613
Zynga, Inc. Class A (a)	4,000	9,120

		4,127,190

Specialty Finance — 0.1%
AG Mortgage Investment Trust, Inc.	4,100	53,587
Alliance Data Systems Corp. (a)	41	9,020
American Capital Agency Corp.	35	652
Arbor Realty Trust, Inc. (c)	5,400	36,558
Cherry Hill Mortgage Investment Corp. (c)	400	5,664
Consumer Portfolio Services, Inc. (a),(c)	1,400	5,922
CoreLogic, Inc. (a),(c)	2,900	100,630
Ellington Residential Mortgage REIT (c)	2,000	23,940
Enova International, Inc. (a)	400	2,524
FNFV Group (a)	34	369
Higher One Holdings, Inc. (a)	1,200	4,692
Meta Financial Group, Inc.	1,500	68,400
MoneyGram International, Inc. (a)	100	612
Newcastle Investment Corp.	3,883	16,813
Nicholas Financial, Inc. (a)	400	4,316
On Deck Capital, Inc. (a)	400	3,116
Regional Management Corp. (a)	300	5,133
Square, Inc. (a)	100	1,528
ZAIS Financial Corp. (c)	1,400	20,888

		364,364

Technology Services — 0.3%
Black Box Corp.	2,700	36,369
Ciber, Inc. (a),(c)	5,800	12,238

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Perficient, Inc. (a),(c)	200	$4,344
Rightside Group Ltd. (a)	100	805
Sabre Corp. (c)	60,300	1,743,876
Travelport Worldwide Ltd.	5,100	69,666

		1,867,298

Telecommunications — 0.1%
Alaska Communications Systems Group, Inc. (a)	3,200	5,696
DigitalGlobe, Inc. (a)	500	8,650
FairPoint Communications, Inc. (a),(c)	3,300	49,104
General Communication, Inc. Class A (a),(c)	2,600	47,632
Hawaiian Telcom Holdco, Inc. (a)	1,000	23,550
IDT Corp. Class B	3,600	56,124
Inteliquent, Inc.	2,400	38,520
Internap Network Services Corp. (a)	2,300	6,279
Level 3 Communications, Inc. (a)	50	2,642
Lumos Networks Corp. (a)	3,200	41,088
Spok Holdings, Inc. (c)	1,700	29,767
West Corp. (c)	10,400	237,328
Zix Corp. (a),(c)	21,900	86,067

		632,447

Transportation & Logistics — 0.2%
Air Transport Services Group, Inc. (a),(c)	9,700	149,186
ArcBest Corp.	1,300	28,067
Hornbeck Offshore Services, Inc. (a)	200	1,986
ModusLink Global Solutions, Inc. (a)	1,500	2,205
Navios Maritime Acquisition Corp.	6,400	10,176
Roadrunner Transportation Systems, Inc. (a)	400	4,984
Ryder System, Inc.	5,600	362,768
Saia, Inc. (a)	1,800	50,670
Swift Transportation Co. (a)	19,400	361,422
USA Truck, Inc. (a)	800	15,072
YRC Worldwide, Inc. (a)	2,600	24,232

		1,010,768

Transportation Equipment — 0.0%
Accuride Corp. (a)	5,500	8,525
American Railcar Industries, Inc.	600	24,438
Commercial Vehicle Group, Inc. (a)	1,000	2,650
Greenbrier Cos., Inc. (The)	1,400	38,696
Spartan Motors, Inc.	200	790

		75,099

Utilities — 0.0%
Pinnacle West Capital Corp.	34	2,553

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
WEC Energy Group, Inc.	38	$2,283

		4,836

Waste & Environmental Services & Equipment — 0.0%
Casella Waste Systems, Inc. Class A (a),(c)	6,100	40,870
Ceco Environmental Corp. (c)	42	261
Fuel Tech, Inc. (a)	100	175
Waste Connections, Inc.	16	1,034

		42,340

Total United States		87,349,727

TOTAL COMMON STOCK (COST $102,405,660)		103,827,697

Security Description	Principal Amount	Value

ASSET-BACKED SECURITIES — 0.2%
Cayman Islands — 0.2%
Babson CLO Ltd., Series 2013-IA, Class D, 4.12%, 04/20/25 (b),(e),(f)	$300,000	262,080
Ocean Trails CLO V, Series 2014-5A, Class D, 4.58%, 10/13/26 (b),(e),(f)	800,000	697,360

Total Cayman Islands		959,440

TOTAL ASSET-BACKED SECURITIES (COST $1,063,869)		959,440

BANK LOANS — 1.7%
Netherlands — 0.1%
Exploration & Production — 0.1%
Endeavour International Holding BV, 1.00%, 01/02/17 (b),(f),(g)	3,106,760	326,210

Total Netherlands		326,210

United States — 1.6%
Financial Services — 1.6%
MF Global Finance USA, Inc.,
0.00%, 06/15/16 (b),(f),(g)	13,349,802	4,538,933
1.00%, 06/15/16 (b),(f),(g)	17,000,000	5,780,000

		10,318,933

Total United States		10,318,933

TOTAL BANK LOANS (COST $12,736,661)		10,645,143

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Principal Amount		Value

CONVERTIBLE BOND — 0.2%
Spain — 0.2%
Wireless Telecommunication Services — 0.2%
Telefonica Participacion Co. REG S, 4.90%, 09/25/17 (b)	1,300,000	EUR	$1,328,680

TOTAL CONVERTIBLE BOND (COST $1,631,489)			1,328,680

CORPORATE BONDS & NOTES — 0.3%
France — 0.1%
Oil & Gas Services & Equipment — 0.0%
CGG SA, 6.88%, 01/15/22 (b)	$400,000		156,000

Property & Casualty Insurance — 0.0%
Groupama SA REG S, 6.38% (b),(f),(i)	200,000	EUR	205,960

Publishing & Broadcasting — 0.1%
PagesJaunes Finance & Co. SCA REG S, 8.88%, 06/01/18 (b)	690,000	EUR	424,767

Total France			786,727

Ireland — 0.0%
Banks — 0.0%
UT2 Funding PLC, 5.32%, 06/30/16 (b)	255,000	EUR	291,978

Total Ireland			291,978

United States — 0.2%
Entertainment Resources — 0.2%
Production Resource Group, Inc., 8.88%, 05/01/19 (b),(g)	$1,554,000		1,072,260

Total United States			1,072,260

TOTAL CORPORATE BONDS & NOTES (COST $2,527,910)			2,150,965

MORTGAGE-BACKED SECURITIES — 3.1%
United States — 3.1%
Commercial Mortgage-Backed Securities — 3.1%
BAMLL Mezzanine Securities Trust, Series 2015-ASMB, Class MZB, 9.36%, 01/09/17 (b),(e),(f),(g)	11,925,000		11,698,425
Bear Stearns Commercial Mortgage Securities Trust,
Series 2007-PW15, Class AM, 5.36%, 02/11/44 (h)	2,543,321		2,538,234
Series 2007-PW15, Class AMFX, 5.36%, 02/11/44 (e),(h)	1,145,958		1,143,666

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Principal Amount	Value
Commercial Mortgage Loan Trust, Series 2008-LS1, Class AM, 6.10%, 12/10/49 (f),(h)	$2,436,747	$1,998,864
Credit Suisse Commercial Mortgage Trust,
Series 2007-C5, Class AM, 5.87%, 09/15/40 (f),(h)	1,126,578	1,082,078
Series 2007-C5, Class A1AM, 5.87%, 09/15/40 (f),(h)	1,076,886	1,034,672

		19,495,939

Total United States		19,495,939

TOTAL MORTGAGE-BACKED SECURITIES (COST $20,493,739)		19,495,939

Security Description	Shares	Value

EXCHANGE-TRADED FUNDS — 0.0%
SPDR S&P Regional Banking ETF (d)	2,931	110,323

TOTAL EXCHANGE-TRADED FUNDS (COST $106,896)		110,323

RIGHTS — 0.0%
United States — 0.0%
Vince Holding Corp. (a)	11,500	2,170

TOTAL RIGHTS (COST $0)		2,170

Security Description	Contracts	Value

PURCHASED OPTIONS — 0.0%
Exchange-Traded Call Options — 0.0%
Apple, Inc. Strike Price 110.00 USD Expires 04/15/16	91	11,375
Apple, Inc. Strike Price 110.00 USD Expires 05/20/16	182	63,518
Bank of America Corp. Strike Price 14.00 USD Expires 05/20/16	684	24,624
CBOE SPX Volatility Index Strike Price 29.00 USD Expires 04/20/16	242	2,420
DAX Index Strike Price 10,150.00 EUR Expires 04/15/16	40	17,751
DAX Index Strike Price 10,500.00 EUR Expires 04/15/16	21	1,386
DAX Index Strike Price 10,600.00 EUR Expires 06/17/16	42	31,160
Euro Stoxx 50 Strike Price 3,000.00 EUR Expires 04/15/16	12	6,677
Euro Stoxx 50 Strike Price 3,100.00 EUR Expires 04/15/16	12	1,516

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Contracts	Value
Euro Stoxx 50 Strike Price 3,100.00 EUR Expires 05/20/16	23	$7,956
S&P 500 Index Strike Price 2,050.00 USD Expires 04/22/16	9	25,200
S&P 500 Index Strike Price 2,065.00 USD Expires 04/08/16	25	25,350
S&P 500 Index Strike Price 2,075.00 USD Expires 07/15/16	8	38,800
Vodafone Group PLC Strike Price 2.30 GBP Expires 09/16/16	132	14,219

		271,952

Exchange-Traded Put Options — 0.0%
FTSE 100 Index Strike Price 6,000.00 GBP Expires 06/17/16	5	10,018
Marriott International, Inc. Strike Price 70.00 USD Expires 04/15/16	35	4,795
Microsoft Corp. Strike Price 55.00 USD Expires 01/19/18	75	59,250
SPDR S&P 500 ETF Trust Strike Price 139.00 USD Expires 04/15/16	135	67
Telefonica SA Strike Price 9.89 EUR Expires 03/17/17	54	9,033
Telefonica SA Strike Price 9.89 EUR Expires 12/16/16	180	27,446

		110,609

OTC Call Options — 0.0%
Bank of America Corp. Strike Price 14.00 USD Expires 05/20/16 Counterparty Deutsche Bank AG	20,700	7,471
Charles Schwab Corp. Strike Price 28.00 USD Expires 09/16/16 Counterparty Deutsche Bank AG	38,900	95,112
Charles Schwab Corp. Strike Price 30.00 USD Expires 06/17/16 Counterparty Deutsche Bank AG	19,500	16,295
SPDR S&P 500 ETF Trust Strike Price 206.00 USD Expires 04/15/16 Counterparty Morgan Stanley & Co. International plc	3,700	6,032

		124,910

OTC Put Options — 0.0%
Allergan PLC Strike Price 260.00 USD Expires 04/15/16 Counterparty Morgan Stanley & Co. International plc	5,000	24,136
iShares PHLX Semiconductor ETF Strike Price 87.00 USD Expires 01/20/17 Counterparty Morgan Stanley & Co. International plc	5,500	34,906

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Contracts	Value
iShares PHLX Semiconductor ETF Strike Price 87.00 USD Expires 01/20/17 Counterparty Credit Suisse International	12,400	$78,696
Liberty Global, Inc. Strike Price 35.00 USD Expires 04/15/16 Counterparty Bank of America, N.A.	20,400	2,218
SPDR S&P 500 ETF Trust Strike Price 200.00 USD Expires 05/20/16 Counterparty Morgan Stanley & Co. International plc	6,900	15,536

		155,492

TOTAL PURCHASED OPTIONS (PREMIUMS PAID $824,920)		662,963

Security Description	Shares	Value

SHORT-TERM INVESTMENT — MONEY MARKET FUND — 6.1%
State Street Institutional Liquid Reserves Fund, 0.45% (b),(j)	38,128,134	38,128,134

TOTAL SHORT-TERM INVESTMENT — MONEY MARKET FUND (COST $38,128,134)		38,128,134

TOTAL INVESTMENTS IN SECURITIES — 28.1% (COST $179,919,278) (k)		177,311,454

TOTAL SECURITIES SOLD SHORT — (12.0)% (PROCEEDS $90,451,992)		(75,772,554)

Other Assets (l) — 83.9%		529,091,964

Net Assets — 100.0%		$630,630,864

Security Description	Shares	Value

SECURITIES SOLD SHORT — (12.0)%
COMMON STOCK — (10.4)%
Belgium — (0.0)%
Software — (0.0)%
Materialise NV ADR	1,400	(10,640)

Total Belgium		(10,640)

Bermuda — (0.1)%
Transportation & Logistics — (0.1)%
Golar LNG Ltd.	13,900	(249,783)

Total Bermuda		(249,783)

Brazil — (0.0)%
Banking — (0.0)%
Banco Santander Brasil SA ADR	2,300	(10,695)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Iron & Steel — (0.0)%
Cia Siderurgica Nacional SA ADR	78,800	$(155,236)

Passenger Transportation — (0.0)%
Gol Linhas Aereas Inteligentes SA ADR	4,720	(35,542)

Real Estate — (0.0)%
Gafisa SA ADR	200	(284)

Telecommunications — (0.0)%
Oi SA ADR	20,385	(6,633)

Utilities — (0.0)%
Centrais Eletricas Brasileiras SA ADR	200	(356)

Total Brazil		(208,746)

Canada — (0.5)%
Automotive — (0.0)%
Westport Innovations, Inc.	11,800	(30,739)

Banking — (0.0)%
Royal Bank of Canada	3,139	(180,859)

Biotechnology & Pharmaceuticals — (0.0)%
Aeterna Zentaris, Inc.	9,605	(31,889)
Arbutus Biopharma Corp.	10,300	(42,539)

		(74,428)

Chemicals — (0.0)%
BioAmber, Inc.	200	(840)

Consumer Products — (0.0)%
DavidsTea, Inc.	1,900	(23,009)

Hardware — (0.0)%
Blackberry Ltd.	4,808	(38,897)

Medical Equipment & Devices — (0.0)%
Alpha Pro Tech Ltd.	100	(182)

Metals & Mining — (0.2)%
Endeavour Silver Corp.	3,500	(8,610)
First Majestic Silver Corp.	5,300	(34,344)
Franco-Nevada Corp.	7,600	(466,488)
NOVAGOLD Resources, Inc.	11,200	(56,448)
Pan American Silver Corp.	30,200	(328,274)
Primero Mining Corp.	5,083	(9,200)
Seabridge Gold, Inc.	23,000	(252,080)
Tanzanian Royalty Exploration Corp.	1,700	(374)

		(1,155,818)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Oil, Gas & Coal — (0.1)%
Enerplus Corp.	29,300	$(115,149)
Pembina Pipeline Corp.	6,300	(169,974)
Pengrowth Energy Corp.	25,700	(33,667)
Penn West Petroleum Ltd.	2,900	(2,697)
Precision Drilling Corp.	13,100	(55,020)
TransCanada Corp.	1,600	(62,896)
Vermilion Energy, Inc.	800	(23,376)

		(462,779)

Renewable Energy — (0.0)%
Ballard Power Systems, Inc.	22,200	(31,080)
Hydrogenics Corp.	100	(818)

		(31,898)

Software — (0.0)%
Open Text Corp.	1,900	(98,420)
Sphere 3D Corp.	100	(124)

		(98,544)

Technology Services — (0.0)%
CGI Group, Inc. Class A	700	(33,446)

Telecommunications — (0.1)%
Rogers Communications, Inc. B Shares	10,600	(424,212)

Transportation & Logistics — (0.1)%
Canadian National Railway Co.	12,500	(780,750)

Utilities — (0.0)%
Just Energy Group, Inc.	3,000	(17,850)
TransAlta Corp.	200	(930)

		(18,780)

Total Canada		(3,355,181)

Cayman Islands — (0.0)%
Biotechnology & Pharmaceuticals — (0.0)%
Theravance Biopharma, Inc.	2,000	(37,600)

Total Cayman Islands		(37,600)

Chile — (0.0)%
Passenger Transportation — (0.0)%
Latam Airlines Group SA ADR	24,062	(168,434)

Retail — Consumer Staples — (0.0)%
Cencosud SA ADR	300	(2,304)

Total Chile		(170,738)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
China — (0.4)%
Automotive — (0.0)%
Kandi Technologies Group, Inc.	16,100	$(115,920)

Chemicals — (0.0)%
Tantech Holdings Ltd.	100	(583)

Gaming, Lodging & Restaurants — (0.1)%
500.com Ltd. Class A ADR	20,500	(342,350)

Media — (0.2)%
58.com, Inc. ADR	4,600	(255,990)
Renren, Inc. ADR	1	(3)
SouFun Holdings Ltd. ADR	188,900	(1,131,511)

		(1,387,504)

Oil, Gas & Coal — (0.0)%
Yanzhou Coal Mining Co. Ltd. ADR	1,400	(7,378)

Renewable Energy — (0.0)%
ReneSola Ltd. ADR	8,200	(11,808)
Yingli Green Energy Holding ADR	4,640	(21,205)

		(33,013)

Retail — Discretionary — (0.0)%
LightInTheBox Holding Co. Ltd. ADR	1,400	(3,360)

Software — (0.1)%
Momo, Inc. ADR	11,300	(127,012)
NQ Mobile, Inc. ADR	28,800	(131,904)

		(258,916)

Telecommunications — (0.0)%
21Vianet Group, Inc. ADR	300	(5,991)

Total China		(2,155,015)

Colombia — (0.1)%
Banking — (0.1)%
Bancolombia SA ADR	15,100	(516,118)
Grupo Aval Acciones y Valores SA ADR	900	(6,957)

		(523,075)

Passenger Transportation — (0.0)%
Avianca Holdings SA ADR	2,600	(12,922)

Total Colombia		(535,997)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Denmark — (0.0)%
Biotechnology & Pharmaceuticals — (0.0)%
Novo Nordisk A/S B Shares (b)	3,270	$(177,370)

Total Denmark		(177,370)

Germany — (0.0)%
Biotechnology & Pharmaceuticals — (0.0)%
Affimed NV	2,100	(7,854)

Hardware — (0.0)%
voxeljet AG ADR	3,700	(22,570)

Total Germany		(30,424)

Greece — (0.0)%
Transportation & Logistics — (0.0)%
Diana Containerships, Inc.	1,100	(638)
Diana Shipping, Inc.	3,100	(8,277)
Star Bulk Carriers Corp.	8,400	(6,300)

Total Greece		(15,215)

Hong Kong — (0.2)%
Gaming, Lodging & Restaurants — (0.2)%
Melco Crown Entertainment Ltd. ADR	54,900	(906,399)

Total Hong Kong		(906,399)

India — (0.0)%
Media — (0.0)%
MakeMyTrip Ltd.	2,200	(39,798)

Total India		(39,798)

Ireland — (0.1)%
Biotechnology & Pharmaceuticals — (0.0)%
Amarin Corp. PLC ADR	35,900	(54,927)

Insurance — (0.0)%
XL Group PLC	9,004	(331,347)

Specialty Finance — (0.1)%
AerCap Holdings NV	9,400	(364,344)

Transportation & Logistics — (0.0)%
Ardmore Shipping Corp.	2,700	(22,815)

Total Ireland		(773,433)

Israel — (0.0)%
Aerospace & Defense — (0.0)%
RADA Electronic Industries Ltd.	3,100	(1,240)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Biotechnology & Pharmaceuticals — (0.0)%
Alcobra Ltd.	2,400	$(9,096)
Neuroderm Ltd.	1,700	(24,004)
Oramed Pharmaceuticals, Inc.	1,000	(6,660)
Vascular Biogenics Ltd.	1,200	(4,176)

		(43,936)

Hardware — (0.0)%
SuperCom Ltd.	100	(398)

		(398)

Medical Equipment & Devices — (0.0)%
ReWalk Robotics Ltd.	3,900	(36,660)

Semiconductors — (0.0)%
On Track Innovations Ltd.	100	(97)

Total Israel		(82,331)

Monaco — (0.1)%
Transportation & Logistics — (0.1)%
GasLog Ltd.	40,600	(395,444)
Navios Maritime Holdings, Inc.	12,500	(14,125)
Scorpio Tankers, Inc.	30,100	(175,483)

Total Monaco		(585,052)

Netherlands — (0.0)%
Insurance — (0.0)%
Aegon NV	13	(72)

Oil, Gas & Coal — (0.0)%
Royal Dutch Shell PLC ADR	41	(1,986)

Retail—Discretionary — (0.0)%
Cnova NV	2,800	(8,400)

Telecommunications — (0.0)%
VimpelCom Ltd. ADR	10,700	(45,582)

Total Netherlands		(56,040)

Norway — (0.0)%
Oil, Gas & Coal — (0.0)%
North Atlantic Drilling Ltd.	670	(1,836)

Transportation & Logistics — (0.0)%
Frontline Ltd.	5,120	(42,854)
Golden Ocean Group Ltd.	8,000	(5,560)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Nordic American Offshore Ltd.	400	$(1,792)

		(50,206)

Total Norway		(52,042)

Peru — (0.1)%
Metals & Mining — (0.1)%
Southern Copper Corp.	11,800	(326,978)

Total Peru		(326,978)

Spain — (0.0)%
Banking — (0.0)%
Banco Bilbao Vizcaya Argentaria SA ADR	3	(20)
Banco Santander SA ADR	20	(87)

		(107)

Utilities — (0.0)%
Abengoa Yield PLC	47	(835)

Total Spain		(942)

Switzerland — (0.1)%
Construction Materials — (0.0)%
LafargeHolcim Ltd.	896	(42,147)

Institutional Financial Services — (0.0)%
Credit Suisse Group AG ADR	14,242	(201,239)

Retail—Consumer Staples — (0.1)%
Galenica AG (b)	235	(353,398)

Total Switzerland		(596,784)

Taiwan — (0.0)%
Semiconductors — (0.0)%
Siliconware Precision Industries Co. Ltd. ADR	43	(343)

Total Taiwan		(343)

United Kingdom — (0.0)%
Banking — (0.0)%
Barclays PLC ADR	28	(241)

Consumer Products — (0.0)%
Unilever NV	23	(1,028)

Insurance — (0.0)%
Aviva PLC ADR	31	(405)

Machinery — (0.0)%
CNH Industrial NV	35	(236)

Total United Kingdom		(1,910)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
United States — (8.7)%
Aerospace & Defense — (0.1)%
Harris Corp.	4	$(311)
Taser International, Inc.	35,600	(698,828)

		(699,139)

Apparel & Textile Products — (0.1)%
Iconix Brand Group, Inc.	14,000	(112,700)
Lakeland Industries, Inc.	1,200	(14,724)
Sequential Brands Group, Inc.	600	(3,834)
Under Armour, Inc. Class A	2,400	(203,592)

		(334,850)

Asset Management — (0.1)%
Acacia Research Corp.	600	(2,274)
Ameriprise Financial, Inc.	1,364	(128,230)
Artisan Partners Asset Management, Inc. Class A	5,300	(163,452)
Fifth Street Asset Management, Inc.	1,200	(3,672)
Full Circle Capital Corp.	3,500	(9,030)
Medley Capital Corp.	5,700	(37,620)
T Rowe Price Group, Inc.	5,501	(404,103)

		(748,381)

Automotive — (0.0)%
Federal-Mogul Holdings Corp.	311	(3,073)

Banking — (0.1)%
Bank of America Corp.	20,845	(281,825)
Bank of the Ozarks, Inc.	10	(420)
Beneficial Bancorp, Inc.	38	(520)
Centerstate Banks, Inc.	25	(372)
Commerce Bancshares, Inc.	35	(1,573)
ConnectOne Bancorp, Inc.	23	(376)
Heritage Financial Corp.	9	(158)
MB Financial, Inc.	22	(714)
PacWest Bancorp	38	(1,412)
Sterling Bancorp	4,561	(72,657)
United Bankshares, Inc.	46	(1,688)

		(361,715)

Biotechnology & Pharmaceuticals — (1.3)%
Abeona Therapeutics, Inc.	200	(512)
Actinium Pharmaceuticals, Inc.	20,700	(41,193)
Advaxis, Inc.	6,500	(58,695)
Aegerion Pharmaceuticals, Inc.	16,800	(62,160)
Aerie Pharmaceuticals, Inc.	6,900	(83,904)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Akebia Therapeutics, Inc.	9,200	$(82,892)
Alder Biopharmaceuticals, Inc.	600	(14,694)
Alimera Sciences, Inc.	100	(175)
Allergan PLC	790	(211,744)
Amicus Therapeutics, Inc.	6,100	(51,545)
Ampio Pharmaceuticals, Inc.	7,000	(15,750)
Anavex Life Sciences Corp.	14,700	(72,030)
Anthera Pharmaceuticals, Inc.	6,500	(23,530)
Apricus Biosciences, Inc.	100	(58)
Aratana Therapeutics, Inc.	1,200	(6,624)
Arena Pharmaceuticals, Inc.	35,800	(70,526)
Arrowhead Pharmaceuticals, Inc.	30,600	(147,492)
Atara Biotherapeutics, Inc.	900	(17,127)
AVEO Pharmaceuticals, Inc.	2,900	(2,668)
Axovant Sciences Ltd.	200	(2,296)
BIND Therapeutics, Inc.	800	(1,760)
Biocept, Inc.	600	(774)
BioCryst Pharmaceuticals, Inc.	2,000	(5,660)
BioDelivery Sciences International, Inc.	38,100	(123,063)
Blueprint Medicines Corp.	2,100	(37,905)
Brainstorm Cell Therapeutics, Inc.	2,100	(5,607)
Caladrius Biosciences, Inc.	10,800	(8,100)
Calithera Biosciences, Inc.	500	(2,840)
Catalyst Pharmaceutical Partners, Inc.	1,400	(1,638)
Celator Pharmaceuticals, Inc.	1,000	(11,030)
Celldex Therapeutics, Inc.	2,200	(8,316)
Cempra, Inc.	400	(7,008)
Conatus Pharmaceuticals, Inc.	6,400	(13,696)
CorMedix, Inc.	700	(1,855)
CTI BioPharma Corp.	16,700	(8,874)
CytRx Corp.	37,500	(100,500)
Dicerna Pharmaceuticals, Inc.	1,900	(10,184)
Discovery Laboratories, Inc.	64	(106)
Dynavax Technologies Corp.	10	(192)
Eagle Pharmaceuticals, Inc.	12,300	(498,150)
Enanta Pharmaceuticals, Inc.	6,700	(196,779)
Endocyte, Inc.	6,000	(18,600)
EPIRUS Biopharmaceuticals, Inc.	200	(538)
Epizyme, Inc.	3,000	(36,360)
Esperion Therapeutics, Inc.	1,500	(25,365)
Fortress Biotech, Inc.	5,100	(15,810)
Galectin Therapeutics, Inc.	2,100	(3,003)
Galena Biopharma, Inc.	76,600	(104,176)
Geron Corp.	2,400	(7,008)
Global Blood Therapeutics, Inc.	100	(1,586)
Heron Therapeutics, Inc.	14,300	(271,557)
Idera Pharmaceuticals, Inc.	16,800	(33,264)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Incyte Corp.	7,465	$(540,989)
Inovio Pharmaceuticals, Inc.	46,700	(406,757)
Intra-Cellular Therapies, Inc.	200	(5,560)
Johnson & Johnson (b)	3,820	(413,324)
Karyopharm Therapeutics, Inc.	6,300	(56,196)
Keryx Biopharmaceuticals, Inc.	94,300	(440,381)
Kite Pharma, Inc.	47	(2,158)
La Jolla Pharmaceutical Co.	700	(14,637)
Lipocine, Inc.	200	(2,030)
MannKind Corp.	71,200	(114,632)
Mast Therapeutics, Inc.	7,700	(2,110)
MEI Pharma, Inc.	3,700	(4,662)
Mylan NV (b)	10,900	(505,215)
NanoViricides, Inc.	600	(1,314)
NantKwest, Inc.	2,500	(20,550)
Natural Health Trends Corp.	3,900	(129,285)
Neuralstem, Inc.	9,700	(7,275)
Northwest Biotherapeutics, Inc.	3,900	(5,694)
Ocular Therapeutix, Inc.	100	(966)
Ohr Pharmaceutical, Inc.	6,600	(21,186)
OncoGenex Pharmaceuticals, Inc.	300	(205)
Oncothyreon, Inc.	5,100	(6,477)
Opexa Therapeutics, Inc.	100	(232)
Orexigen Therapeutics, Inc.	24,900	(14,011)
Organovo Holdings, Inc.	40,800	(88,536)
OXiGENE, Inc.	6,000	(4,765)
Peregrine Pharmaceuticals, Inc.	10,700	(4,499)
Pernix Therapeutics Holdings, Inc.	31,600	(33,180)
Perrigo Co. PLC	4,510	(576,964)
Pfizer, Inc.	27,223	(806,890)
Pluristem Therapeutics, Inc.	400	(644)
Provectus Biopharmaceuticals, Inc. Class A	2,100	(794)
Puma Biotechnology, Inc.	4,900	(143,913)
Raptor Pharmaceutical Corp.	600	(2,760)
Regeneron Pharmaceuticals, Inc. (b)	680	(245,099)
REGENXBIO, Inc.	200	(2,160)
Repros Therapeutics, Inc.	7,600	(7,372)
Revance Therapeutics, Inc.	1,800	(31,428)
Rexahn Pharmaceuticals, Inc.	26,800	(8,847)
RXI Pharmaceuticals	4,200	(1,134)
Sarepta Therapeutics, Inc.	7,200	(140,544)
StemCells, Inc.	9,100	(2,371)
Sunesis Pharmaceuticals, Inc.	600	(324)
Synergy Pharmaceuticals, Inc.	5,200	(14,352)
Synta Pharmaceuticals Corp.	3,100	(744)
Synthetic Biologics, Inc.	24,300	(57,348)
Teligent, Inc.	10,500	(51,450)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Tenax Therapeutics, Inc.	1,700	$(3,485)
TG Therapeutics, Inc.	3,500	(29,820)
TherapeuticsMD, Inc.	21,200	(135,680)
Tonix Pharmaceuticals Holding Corp.	5,400	(13,014)
Venaxis, Inc.	12	(32)
Vertex Pharmaceuticals, Inc.	1,790	(142,287)
Vitae Pharmaceuticals, Inc.	400	(2,652)
Vital Therapies, Inc.	1,800	(16,326)
VIVUS, Inc.	46,100	(64,540)
Xencor, Inc.	500	(6,710)
Zafgen, Inc.	11,500	(76,820)
ZIOPHARM Oncology, Inc.	43,973	(326,280)
Zogenix, Inc.	2,312	(21,363)

		(8,307,892)

Chemicals — (0.1)%
Balchem Corp.	3,000	(186,060)
Ferro Corp.	600	(7,122)
iBio, Inc.	7,300	(4,162)
Marrone Bio Innovations, Inc.	100	(90)
Platform Specialty Products Corp.	27,100	(233,060)
Rayonier Advanced Materials, Inc.	14,000	(133,000)
Rentech, Inc.	2,280	(5,062)
Tronox Ltd. Class A	28,800	(184,032)

		(752,588)

Commercial Services — (0.2)%
ADT Corp.	28,100	(1,159,406)
Ascent Capital Group, Inc. Class A	800	(11,848)
InterCloud Systems, Inc.	16,000	(15,200)
LifeLock, Inc.	4,300	(51,901)

		(1,238,355)

Construction Materials — (0.0)%
Martin Marietta Materials, Inc.	30	(4,785)

Consumer Products — (0.1)%
22nd Century Group, Inc.	1,900	(1,488)
Alliance One International, Inc.	40	(702)
Avon Products, Inc.	123,300	(593,073)
Coty, Inc. Class A	9,940	(276,630)
Elizabeth Arden, Inc.	800	(6,552)
Tootsie Roll Industries, Inc.	18	(629)
Vector Group Ltd.	18	(411)

		(879,485)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Consumer Services — (0.1)%
ITT Educational Services, Inc.	2,300	$(7,107)
Weight Watchers International, Inc.	33,900	(492,567)

		(499,674)

Distributors—Consumer Staples — (0.1)%
Core-Mark Holding Co., Inc.	4,000	(326,240)

Electrical Equipment — (0.0)%
Capstone Turbine Corp.	2,120	(3,392)
Energous Corp.	5,600	(56,560)
Energy Focus, Inc.	1,500	(11,145)
General Cable Corp.	14,000	(170,940)
Giga-tronics, Inc.	2,500	(3,650)
Revolution Lighting Technology, Inc.	820	(4,313)

		(250,000)

Engineering & Construction Services — (0.0)%
Willbros Group, Inc.	600	(1,278)

Gaming, Lodging & Restaurants — (0.1)%
Fogo De Chao, Inc.	900	(14,049)
Jamba, Inc.	2,900	(35,844)
Morgans Hotel Group Co.	400	(552)
Rave Restaurant Group, Inc.	300	(1,596)
Scientific Games Corp. Class A	18,100	(170,683)
Zoe’s Kitchen, Inc.	5,800	(226,142)

		(448,866)

Hardware — (0.3)%
3D Systems Corp.	700	(10,829)
Aerohive Networks, Inc.	1,000	(4,990)
Ciena Corp.	48,000	(912,960)
Digital Ally, Inc.	5,100	(25,245)
ExOne Co.	7,900	(103,806)
FEI Co.	3,100	(275,931)
GoPro, Inc. Class A	34,600	(413,816)
Identiv, Inc.	1,200	(2,592)
MicroVision, Inc.	16,300	(30,481)
Mitel Networks Corp.	200	(1,636)
Neonode, Inc.	8,000	(16,320)
Nimble Storage, Inc.	1,200	(9,408)
Novatel Wireless, Inc.	5,800	(10,266)
NXT-ID, Inc.	200	(116)
Ruckus Wireless, Inc.	11,700	(114,777)
Silicon Graphics International Corp.	300	(2,136)
Turtle Beach Corp.	5,100	(5,814)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Uni-Pixel, Inc.	2,200	$(2,024)
VeriFone Systems, Inc.	1	(28)
Violin Memory, Inc.	2,200	(1,149)

		(1,944,324)

Health Care Facilities & Services — (0.8)%
Adeptus Health, Inc. Class A	1,300	(72,202)
Aetna, Inc.	2,762	(310,311)
BioScrip, Inc.	28,200	(60,348)
Brookdale Senior Living, Inc.	6	(95)
DaVita HealthCare Partners, Inc. (b)	8,170	(599,514)
Diplomat Pharmacy, Inc.	12,600	(345,240)
ExamWorks Group, Inc.	800	(23,648)
Express Scripts Holding Co. (b)	15,900	(1,092,171)
HealthEquity, Inc.	400	(9,868)
Henry Schein, Inc. (b)	5,860	(1,011,612)
Kindred Healthcare, Inc.	497	(6,138)
MEDNAX, Inc.	17,900	(1,156,698)
Nobilis Health Corp.	300	(936)
OvaScience, Inc.	4,300	(40,807)
Tenet Healthcare Corp.	5,200	(150,436)
UnitedHealth Group, Inc. (b)	1,260	(162,414)

		(5,042,438)

Home & Office Products — (0.4)%
Beazer Homes USA, Inc.	23,900	(208,408)
Century Communities, Inc.	1,100	(18,777)
Green Brick Partners, Inc.	2,900	(22,011)
Hovnanian Enterprises, Inc. Class A	104,100	(162,396)
LGI Homes, Inc.	4,200	(101,682)
M/I Homes, Inc.	400	(7,460)
MDC Holdings, Inc.	200	(5,012)
Taylor Morrison Home Corp. Class A	1,200	(16,944)
Tempur Sealy International, Inc.	11,900	(723,401)
TRI Pointe Homes, Inc.	87,000	(1,024,860)
William Lyon Homes Class A	15,500	(224,595)

		(2,515,546)

Industrial Services — (0.0)%
WW Grainger, Inc.	885	(206,586)

Institutional Financial Services — (0.0)%
FXCM, Inc. Class A	1,400	(15,036)
Intercontinental Exchange, Inc.	31	(7,289)

		(22,325)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Insurance — (0.1)%
American International Group, Inc.	200	$(10,810)
Amtrust Financial Services, Inc.	40	(1,035)
HCI Group, Inc.	300	(9,990)
State Auto Financial Corp.	36	(794)
Torchmark Corp.	49	(2,654)
Travelers Cos., Inc.	2,778	(324,221)

		(349,504)

Iron & Steel — (0.1)%
AK Steel Holding Corp.	88,100	(363,853)
AM Castle & Co.	1,300	(3,510)
Cliffs Natural Resources, Inc.	136,900	(410,700)

		(778,063)

Leisure Products — (0.0)%
Winnebago Industries, Inc.	1,800	(40,410)

Machinery — (0.0)%
Arotech Corp.	500	(1,215)
Caterpillar, Inc.	605	(46,307)
Milacron Holdings Corp.	5,400	(89,046)
Power Solutions International, Inc.	1,300	(17,940)

		(154,508)

Manufactured Goods — (0.0)%
Proto Labs, Inc.	1,800	(138,762)

Media — (0.5)%
Angie’s List, Inc.	21,600	(174,312)
Charter Communications, Inc. Class A	1,978	(400,407)
Covisint Corp.	122	(244)
Cumulus Media, Inc. Class A	27,300	(12,675)
DraftDay Fantasy Sports, Inc.	6,700	(1,608)
EW Scripps Co. Class A	3,756	(58,556)
Expedia, Inc.	20	(2,156)
Liberty Broadband Corp. Class C	28	(1,623)
Liberty Media Corp.	33	(1,275)
Live Ventures, Inc.	4,300	(5,977)
Marin Software, Inc.	1,000	(3,020)
Media General, Inc.	52,700	(859,537)
Pandora Media, Inc.	98,800	(884,260)
Rocket Fuel, Inc.	17,700	(55,755)
Time Warner Cable, Inc.	24	(4,911)
Walt Disney Co.	1,356	(134,664)
World Wrestling Entertainment, Inc. Class A	1,800	(31,788)
Yelp, Inc.	4,100	(81,508)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
YOU On Demand Holdings, Inc.	1,100	$(1,991)
Zillow Group, Inc. Class A	28,945	(739,545)

		(3,455,812)

Medical Equipment & Devices — (1.0)%
Abbott Laboratories (b)	1,940	(81,150)
Accelerate Diagnostics, Inc.	8,900	(127,893)
Amedica Corp.	1,000	(1,550)
Atossa Genetics, Inc.	1,700	(585)
Baxter International, Inc. (b)	27,990	(1,149,829)
Becton Dickinson and Co. (b)	600	(91,092)
Biolase, Inc.	3,646	(4,776)
Cerus Corp.	1,700	(10,081)
ConforMIS, Inc.	1,500	(16,125)
Cooper Cos., Inc. (b)	2,490	(383,385)
Cytori Therapeutics, Inc.	22,200	(4,731)
CytoSorbents Corp.	100	(392)
Dentsply Sirona, Inc.	18,400	(1,133,992)
EnteroMedics, Inc.	46	(45)
Exact Sciences Corp.	3,400	(22,916)
Foundation Medicine, Inc.	11,035	(200,616)
Hansen Medical, Inc.	1,400	(3,654)
Illumina, Inc. (b)	1,310	(212,364)
ImmunoCellular Therapeutics Ltd.	7,900	(2,291)
Intuitive Surgical, Inc. (b)	215	(129,226)
InVivo Therapeutics Holdings Corp.	900	(6,282)
IsoRay, Inc.	7,800	(7,020)
Medtronic PLC	39	(2,925)
Nanosphere, Inc.	60	(48)
Navidea Biopharmaceuticals, Inc.	7,800	(7,367)
Novocure Ltd.	100	(1,448)
Qiagen NV	3	(67)
Rockwell Medical, Inc.	19,200	(144,192)
Rosetta Genomics Ltd.	2,400	(2,616)
Second Sight Medical Products, Inc.	17,500	(84,525)
Spectranetics Corp.	600	(8,712)
Stereotaxis, Inc.	1,500	(1,650)
Stryker Corp. (b)	9,980	(1,070,754)
Sunshine Heart, Inc.	300	(252)
TearLab Corp.	5,400	(3,402)
TransEnterix, Inc.	18,000	(76,500)
Trovagene, Inc.	1,100	(5,115)
Unilife Corp.	9,200	(6,256)
Varian Medical Systems, Inc. (b)	14,151	(1,132,363)

		(6,138,187)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Metals & Mining — (0.1)%
Coeur Mining, Inc.	30	$(169)
Gold Resource Corp.	200	(466)
Golden Star Resources Ltd.	11,200	(5,107)
Hecla Mining Co.	10,300	(28,634)
Tahoe Resources, Inc.	24,700	(247,741)
Ur-Energy, Inc.	200	(100)
Uranium Energy Corp.	46,100	(34,483)
US Silica Holdings, Inc.	1,800	(40,896)

		(357,596)

Oil, Gas & Coal — (0.2)%
Alon USA Energy, Inc.	19,100	(197,112)
Approach Resources, Inc.	1,400	(1,624)
Basic Energy Services, Inc.	7,300	(20,148)
CARBO Ceramics, Inc.	4,500	(63,900)
Clayton Williams Energy, Inc.	100	(892)
Clean Energy Fuels Corp.	8,100	(23,733)
Cobalt International Energy, Inc.	22,200	(65,934)
Comstock Resources, Inc.	5,300	(4,057)
Eclipse Resources Corp.	5,300	(7,632)
Enbridge Energy Management LLC	22	(395)
Energy XXI Ltd.	86,689	(53,999)
Erin Energy Corp.	400	(752)
EXCO Resources, Inc.	159,000	(157,267)
Fairmount Santrol Holdings, Inc.	11,900	(29,869)
Flotek Industries, Inc.	34,200	(250,686)
Gastar Exploration, Inc.	4,100	(4,510)
Gulfmark Offshore, Inc. Class A	4,500	(27,765)
Halcon Resources Corp.	20	(19)
Harvest Natural Resources, Inc.	2,100	(1,266)
Jones Energy, Inc.	10,300	(34,299)
Key Energy Services, Inc.	19,400	(7,167)
Kosmos Energy Ltd.	3,400	(19,788)
Northern Oil and Gas, Inc.	27,800	(110,922)
Pacific Drilling SA	9,800	(4,802)
PetroQuest Energy, Inc.	200	(121)
Resolute Energy Corp.	1,900	(969)
Rex Energy Corp.	5,900	(4,533)
Sanchez Energy Corp.	48,900	(268,461)
Seventy Seven Energy, Inc.	12,900	(7,483)
Targa Resources Corp.	2,200	(65,692)
Tidewater, Inc.	2,300	(15,709)
Triangle Petroleum Corp.	17,700	(9,599)
W&T Offshore, Inc.	42,500	(93,075)
Westmoreland Coal Co.	16,600	(119,686)

		(1,673,866)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Real Estate — (0.3)%
Ashford Hospitality Trust, Inc.	15,600	$(99,528)
Bluerock Residential Growth REIT, Inc.	3,200	(34,816)
CorEnergy Infrastructure Trust, Inc.	20	(402)
Extra Space Storage, Inc.	1,281	(119,722)
Farmland Partners, Inc.	1,600	(17,168)
Gaming and Leisure Properties, Inc.	32	(990)
Government Properties Income Trust	4,400	(78,540)
Gramercy Property Trust REIT	9	(76)
New Senior Investment Group, Inc.	25,045	(257,964)
NorthStar Realty Finance Corp.	89,550	(1,174,896)
Omega Healthcare Investors, Inc.	20	(706)
Public Storage	575	(158,602)
STAG Industrial, Inc.	4,300	(87,548)

		(2,030,958)

Renewable Energy — (0.3)%
American Superconductor Corp.	10	(76)
Enphase Energy, Inc.	7,300	(17,009)
FuelCell Energy, Inc.	8,625	(58,391)
Gevo, Inc.	23,860	(6,442)
Plug Power, Inc.	136,400	(279,620)
Silver Spring Networks, Inc.	600	(8,850)
SolarCity Corp.	49,000	(1,204,420)
Solazyme, Inc.	12,500	(25,375)
SunEdison, Inc.	260,000	(140,452)
Sunworks, Inc.	1,700	(4,709)
Vivint Solar, Inc.	9,200	(24,380)

		(1,769,724)

Retail—Consumer Staples — (0.0)%
Fairway Group Holdings Corp.	3,500	(1,225)

Retail—Discretionary — (0.4)%
Aeropostale, Inc.	2,900	(576)
Ascena Retail Group, Inc.	8,100	(89,586)
bebe stores, Inc.	3,800	(2,089)
Bon-Ton Stores, Inc.	10,400	(23,608)
Boot Barn Holdings, Inc.	4,700	(44,180)
Buckle, Inc.	1,700	(57,579)
Cabela’s, Inc.	400	(19,476)
Conn’s, Inc.	7,300	(90,958)
Container Store Group, Inc.	3,800	(22,306)
DSW, Inc. Class A	19,700	(544,508)
Freshpet, Inc.	1,900	(13,927)
Guess?, Inc.	30,400	(570,608)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Net Element International, Inc.	8,000	$(2,534)
Office Depot, Inc.	3	(21)
Pacific Sunwear of California, Inc.	1,000	(126)
Pier 1 Imports, Inc.	29,500	(206,795)
Sears Holdings Corp.	35,100	(537,381)
Stage Stores, Inc.	2,100	(16,926)
Tailored Brands, Inc.	11,300	(202,270)

		(2,445,454)

Semiconductors — (0.3)%
Advanced Micro Devices, Inc.	239,900	(683,715)
Ambarella, Inc.	13,800	(616,860)
Applied Optoelectronics, Inc.	700	(10,437)
Cypress Semiconductor Corp.	50,030	(433,260)
Microsemi Corp.	5,300	(203,043)
ParkerVision, Inc.	250	(783)
Pixelworks, Inc.	6,300	(13,797)
Qorvo, Inc.	13	(655)
QuickLogic Corp.	7,600	(8,056)
Rubicon Technology, Inc.	2,800	(2,044)

		(1,972,650)

Software — (0.2)%
2U, Inc.	13,800	(311,880)
Amber Road, Inc.	1,200	(6,492)
Benefitfocus, Inc.	1,900	(63,365)
Castlight Health, Inc. Class B	8,000	(26,640)
Datawatch Corp.	1,200	(5,940)
Demandware, Inc.	4,000	(156,400)
Digital Turbine, Inc.	2,192	(2,608)
Envestnet, Inc.	2,600	(70,720)
Glu Mobile, Inc.	51,700	(145,794)
MobileIron, Inc.	200	(904)
Opower, Inc.	2,700	(18,387)
Paycom Software, Inc.	6,100	(217,160)
PROS Holdings, Inc.	4,100	(48,339)
Q2 Holdings, Inc.	100	(2,404)
Rapid7, Inc.	3,700	(48,359)
Rosetta Stone, Inc.	700	(4,697)
Textura Corp.	100	(1,863)
TubeMogul, Inc.	4,500	(58,230)
VirnetX Holding Corp.	21,400	(98,226)
Vringo, Inc.	4,950	(8,118)

		(1,296,526)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Specialty Finance — (0.6)%
Ally Financial, Inc.	31,000	$(580,320)
Altisource Portfolio Solutions SA	4,200	(101,430)
Apollo Residential Mortgage, Inc.	11,200	(150,304)
Arlington Asset Investment Corp. Class A	800	(10,024)
ARMOUR Residential REIT, Inc.	15,816	(340,518)
Chimera Investment Corp.	3	(41)
Encore Capital Group, Inc.	6,600	(169,884)
Everi Holdings, Inc.	1,200	(2,748)
Invesco Mortgage Capital, Inc.	50,596	(616,259)
JAVELIN Mortgage Investment Corp.	2,710	(19,458)
JG Wentworth Co. Class A	700	(854)
Ladder Capital Corp.	19	(237)
LendingClub Corp.	62,700	(520,410)
Nationstar Mortgage Holdings, Inc.	65,000	(643,500)
New Residential Investment Corp.	50	(581)
New York Mortgage Trust, Inc.	2,100	(9,954)
Ocwen Financial Corp.	108,600	(268,242)
Orchid Island Capital, Inc.	12,500	(129,625)
PHH Corp.	600	(7,524)
PRA Group, Inc.	45	(1,323)
RAIT Financial Trust	37,100	(116,494)
Resource Capital Corp. REIT	9,400	(105,750)
Stonegate Mortgage Corp.	1,100	(6,314)
Walter Investment Management Corp.	16,200	(123,768)
Western Asset Mortgage Capital Corp.	27,435	(275,722)

		(4,201,284)

Technology Services — (0.1)%
Fair Isaac Corp.	2,300	(244,007)
IMS Health Holdings, Inc. (b)	5,470	(145,229)
Spherix, Inc.	42	(76)

		(389,312)

Telecommunications — (0.1)%
AT&T, Inc.	11	(431)
Globalstar, Inc.	106,000	(155,820)
HC2 Holdings, Inc.	300	(1,146)
Sprint Corp.	25,000	(87,000)
Straight Path Communications, Inc.	7,300	(226,519)
Voltari Corp.	5,000	(19,700)
WidePoint Corp.	500	(300)
Windstream Holdings, Inc.	2,000	(15,360)

		(506,276)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Transportation & Logistics — (0.2)%
DHT Holdings, Inc.	7,400	$(42,624)
Dorian LPG Ltd.	2,200	(20,680)
Eagle Bulk Shipping, Inc.	900	(324)
Nordic American Tankers Ltd.	44,300	(624,187)
Odyssey Marine Exploration, Inc.	125	(849)
Scorpio Bulkers, Inc.	1,333	(4,372)
XPO Logistics, Inc.	13,500	(414,450)

		(1,107,486)

Transportation Equipment — (0.1)%
Clean Diesel Technologies, Inc.	4,700	(3,384)
Navistar International Corp.	38,700	(484,524)

		(487,908)

Utilities — (0.1)%
Atlantic Power Corp.	26,900	(66,174)
Dynegy, Inc.	15,500	(222,735)
Genie Energy Ltd. Class B	1,200	(9,132)
Pattern Energy Group, Inc.	21,400	(408,098)

		(706,139)

Waste & Environmental Services & Equipment — (0.1)%
Energy Recovery, Inc.	1,700	(17,578)
MagneGas Corp.	6,900	(7,176)
Stericycle, Inc. (b)	3,260	(411,379)
Vertex Energy, Inc.	700	(1,365)

		(437,498)

Total United States		(55,026,688)

TOTAL COMMON STOCK (PROCEEDS $80,452,483)		(65,395,449)

EXCHANGE-TRADED FUNDS — (1.6)%
Consumer Discretionary Select Sector SPDR Fund	22,810	(1,803,130)
Consumer Staples Select Sector SPDR Fund	23,806	(1,262,908)
Health Care Select Sector SPDR Fund (b)	23,483	(1,591,678)
iShares Nasdaq Biotechnology ETF (b)	12,094	(3,154,236)
iShares Russell 1000 Growth ETF	3,043	(303,631)
iShares Russell 2000 ETF (b)	6,081	(672,680)
iShares U.S. Healthcare ETF (b)	3,180	(446,949)
iShares U.S. Healthcare Providers ETF (b)	2,363	(288,239)
SPDR S&P 500 ETF Trust (b)	1,700	(349,452)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
SPDR S&P Biotech ETF (b)	9,760	$(504,202)

TOTAL EXCHANGE-TRADED FUNDS (PROCEEDS $9,999,509)		(10,377,105)

TOTAL SECURITIES SOLD SHORT — (12.0)% (PROCEEDS $90,451,992)		(75,772,554)

Footnote Legend:

(a)	Non-income producing.
(b)	Security is held by a consolidated wholly-owned subsidiary of Blackstone Alternative Multi-Manager Fund.
(c)	All or a portion of this security is pledged as collateral for derivative financial instruments.
(d)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers. In addition, “Other Assets” may include pending sales that are also on loan.
(e)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.
(f)	Variable/floating interest rate security. Rate presented is as of March 31, 2016.
(g)	Security considered illiquid.
(h)	All or a portion of this security is pledged as collateral in connection with reverse repurchase agreements.
(i)	Security is perpetual in nature and has no stated maturity.
(j)	Rate disclosed, the 7 day net yield, is as of March 31, 2016.
(k)	The cost of investments for federal tax purposes amounts to $203,381,511.
(l)	Assets, other than investments in securities, less liabilities other than securities sold short.

Options Written Contracts Outstanding at March 31, 2016

	Strike	Expiration Date	Contracts	Premium Received	Market Value	Unrealized Appreciation (Depreciation)

Exchange-Traded Call Options Written
Apple, Inc.	115.00 USD	05/20/16	182	$(21,223)	$(29,848)	$(8,625)
Imperial Brands PLC	39.00 GBP	05/20/16	4	(4,596)	(6,721)	(2,125)

				$(25,819)	$(36,569)	$(10,750)

Exchange-Traded Put Options Written
Apple, Inc.	100.00 USD	05/20/16	91	$(17,760)	$(12,467)	$5,293
DAX Index	9,100.00 EUR	04/15/16	40	(24,385)	(3,368)	21,017
DAX Index	8,900.00 EUR	06/17/16	42	(31,166)	(27,003)	4,163
Imperial Brands PLC	36.00 GBP	05/20/16	4	(4,942)	(2,298)	2,644
Vodafone Group PLC	1.90 GBP	09/16/16	132	(13,842)	(9,005)	4,837

				$(92,095)	$(54,141)	$37,954

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

	Counterparty	Strike	Expiration Date	Contracts	Premium Received	Market Value	Unrealized Appreciation (Depreciation)

OTC Put Options Written
SPDR S&P 500 ETF Trust	Morgan Stanley & Co. International plc	190.00 USD	05/20/16	13,800	$(11,040)	$(11,880)	$(840)

Total Options Written Outstanding					$(128,954)	$(102,590)	$26,364

Reverse Repurchase Agreements Outstanding at March 31, 2016

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Credit Suisse Securities (USA) LLC	2.47%	01/20/16	04/20/16	$1,914,000	$1,923,470
Credit Suisse Securities (USA) LLC	2.47%	01/20/16	04/20/16	1,493,000	1,500,387
Credit Suisse Securities (USA) LLC	2.47%	01/20/16	04/20/16	295,000	296,460
Credit Suisse Securities (USA) LLC	2.47%	01/20/16	04/20/16	773,000	776,825
JPMorgan Chase Bank, N.A.	2.12%	02/18/16	05/16/16	155,000	155,392

Total Reverse Repurchase Agreements Outstanding				$4,630,000	$4,652,534

Futures Contracts Outstanding at March 31, 2016

Description	Contracts	Exchange	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation)

Long Futures
Australian 10-Year Bond	11	SFE	1,419,930 AUD	06/15/16	$15,763
CAC40 10 Euro	37	Euronext	1,648,836 EUR	04/15/16	(30,657)
Cocoa	31	ICE	920,024 USD	07/14/16	(2,734)
Coffee	23	ICE	1,120,889 USD	07/19/16	(3,520)
Corn	127	CBOT	2,326,053 USD	05/13/16	(94,028)
Cotton No. 2	103	ICE	3,030,549 USD	05/06/16	(20,889)
Cotton No. 2	37	ICE	1,045,953 USD	07/07/16	32,782
DAX Index	11	Eurex	2,740,393 EUR	06/17/16	10,932
Euro FX	22	CME	3,088,310 USD	06/13/16	49,990
Euro Stoxx 50	115	Eurex	3,438,308 EUR	06/17/16	(76,988)
Euro-Bund	89	Eurex	14,438,988 EUR	06/08/16	109,798
FTSE/MIB Index	33	IDEM	3,050,953 EUR	06/17/16	(149,193)
Gasoline RBOB	12	NYMEX	709,104 USD	04/29/16	20,033
Gasoline RBOB	6	NYMEX	314,064 USD	09/30/16	4,641
Gold 100 Oz	22	COMEX	2,690,745 USD	06/28/16	27,575
Hang Seng Index	4	HKFE	4,074,481 HKD	04/28/16	11,205
Japan 10-Year Bond	2	OSE	302,472,300 JPY	06/13/16	1,135
Japanese Yen Currency	59	CME	6,539,941 USD	06/13/16	26,759
Live Cattle	27	CME	1,367,625 USD	06/30/16	(28,155)
Long Gilt	2	ICE	242,942 GBP	06/28/16	(721)
Mex Bolsa Index	161	Mex Der	71,842,003 MXN	06/17/16	121,202

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Description	Contracts	Exchange	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation)
Nasdaq100 E-Mini	1	CME	87,049 USD	06/17/16	$2,476
Nikkei 225	10	OSE	167,243,300 JPY	06/09/16	3,169
OMXS30 Index	263	Nasdaq OMX	36,059,849 SEK	04/15/16	(86,164)
S&P 500 E-Mini	32	CME	3,206,497 USD	06/17/16	75,903
Sugar 11	8	ICE	136,745 USD	04/29/16	791
Swiss Franc Currency	24	CME	3,066,215 USD	06/13/16	66,985
Swiss Market Index	14	Eurex	1,091,460 CHF	06/17/16	(18,221)
TOPIX Index	6	OSE	80,641,830 JPY	06/09/16	1,850
U.S. Treasury 10-Year Note	336	CBOT	43,704,688 USD	06/21/16	106,562
Wheat	23	CBOT	521,666 USD	05/13/16	22,859

					$201,140

Short Futures
AUD/USD Currency	54	CME	4,006,924 USD	06/13/16	$(124,076)
Australian 10-Year Bond	106	SFE	13,778,723 AUD	06/15/16	(78,488)
British Pound Currency	38	CME	3,393,772 USD	06/13/16	(19,816)
Canada 10-Year Bond	76	CDE	10,756,348 CAD	06/21/16	26,385
Canadian Currency	41	CME	3,072,839 USD	06/14/16	(87,031)
CBOE Volatility Index	99	CFE	1,959,628 USD	05/18/16	214,753
Copper	18	COMEX	994,797 USD	05/26/16	12,447
DAX Index	6	Eurex	1,504,496 EUR	06/17/16	5,115
Euro Stoxx 50	472	Eurex	14,069,090 EUR	06/17/16	267,145
Euro-BOBL	4	Eurex	525,556 EUR	06/08/16	1,316
Euro-BTP	31	Eurex	4,312,706 EUR	06/08/16	(52,928)
Euro-Bund	9	Eurex	1,462,044 EUR	06/08/16	(8,917)
Euro-Oat	51	Eurex	7,950,404 EUR	06/08/16	(136,361)
FTSE 100 Index	26	ICE	1,582,186 GBP	06/17/16	(10,332)
FTSE/JSE Top 40	47	Safex	21,867,705 ZAR	06/15/16	(8,467)
IBEX 35 Index	12	MEFF	1,084,350 EUR	04/15/16	47,293
Lean Hogs	13	CME	431,876 USD	06/14/16	11,456
Long Gilt	90	ICE	10,874,374 GBP	06/28/16	(50,880)
Low Sulphur Gasoil	10	ICE	382,347 USD	10/12/16	(4,403)
Low Sulphur Gasoil	14	ICE	498,616 USD	05/12/16	(3,284)
Natural Gas	51	NYMEX	1,195,056 USD	10/27/16	(62,095)
Natural Gas	38	NYMEX	680,371 USD	04/27/16	(64,049)
NY Harbor ULSD	13	NYMEX	713,871 USD	11/30/16	(9,143)
Platinum	9	NYMEX	430,897 USD	07/27/16	(8,978)
S&P 500	5	CME	2,482,048 USD	06/16/16	(82,327)
S&P 500 E-Mini	129	CME	12,837,997 USD	06/17/16	(394,178)
S&P/TSX 60 Index	35	CDE	5,501,260 CAD	06/16/16	(5,959)
SGX Nifty 50	642	SGX	9,907,774 USD	04/28/16	(91,376)
Silver	13	COMEX	986,194 USD	05/26/16	(18,966)
Soybean Meal	1	CBOT	26,880 USD	05/13/16	(150)
Soybean Oil	66	CBOT	1,221,466 USD	05/13/16	(133,646)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Description	Contracts	Exchange	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation)
SPI 200	42	SFE	5,364,449 AUD	06/16/16	$34,609
TOPIX Index	38	OSE	501,232,540 JPY	06/09/16	(96,117)
U.S. Treasury 10-Year Note	2	CBOT	261,231 USD	06/21/16	450
U.S. Treasury 5-Year Note	2	CBOT	242,138 USD	06/30/16	(190)
WTI Crude	15	NYMEX	570,530 USD	04/20/16	(4,570)

					$(935,758)

Total Futures Contracts Outstanding					$(734,618)

Forward Foreign Currency Exchange Contracts Outstanding at March 31, 2016

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	48,663	USD	36,378	Morgan Stanley & Co. LLC	06/15/16	$802
AUD	2,404,000	USD	1,788,696	State Street Bank and Trust Company	06/15/16	48,031
BRL	16,409,000	USD	3,975,241	State Street Bank and Trust Company	06/02/16	517,062
BRL	355,000	USD	88,308	State Street Bank and Trust Company	06/02/16	8,880
BRL	3,843,000	USD	995,596	State Street Bank and Trust Company	06/02/16	56,505
CAD	265,117	USD	200,522	Morgan Stanley & Co. LLC	06/15/16	3,623
CAD	2,473,734	USD	1,852,741	State Street Bank and Trust Company	06/15/16	52,083
CHF	1,270,577	USD	1,281,064	Morgan Stanley & Co. LLC	06/15/16	44,524
CHF	554,296	USD	566,811	Morgan Stanley & Co. LLC	06/15/16	11,483
CHF	793,681	USD	807,852	Morgan Stanley & Co. LLC	06/15/16	20,192
CHF	534,000	USD	543,677	State Street Bank and Trust Company	06/15/16	13,442
CHF	812,321	USD	844,182	Morgan Stanley & Co. LLC	06/15/16	3,309
CHF	514,356	USD	533,622	Morgan Stanley & Co. LLC	06/15/16	3,003
CHF	421,579	USD	435,165	Morgan Stanley & Co. LLC	06/15/16	4,667
CHF	597,994	USD	622,554	State Street Bank and Trust Company	06/13/16	1,301
CHF	297,081	USD	300,000	State Street Bank and Trust Company	06/13/16	9,929
CHF	895,075	USD	901,385	State Street Bank and Trust Company	04/04/16	29,482
CNH	4,756,500	USD	700,000	State Street Bank and Trust Company	05/13/16	34,915
CNH	6,700,000	USD	1,016,306	State Street Bank and Trust Company	05/13/16	18,894
CNH	6,709,270	USD	1,028,477	State Street Bank and Trust Company	05/13/16	8,156

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CZK	3,416,000	USD	140,715	State Street Bank and Trust Company	06/15/16	$3,257
DKK	1,611,925	USD	238,722	Morgan Stanley & Co. LLC	06/15/16	7,982
DKK	363,798	USD	54,748	Morgan Stanley & Co. LLC	06/15/16	931
DKK	386,777	USD	57,838	Morgan Stanley & Co. LLC	06/15/16	1,358
EUR	1,380,000	USD	1,518,255	State Street Bank and Trust Company	06/15/16	55,493
EUR	2,063	USD	2,341	Morgan Stanley & Co. LLC	06/15/16	11
EUR	58,372	USD	65,647	Morgan Stanley & Co. LLC	06/15/16	920
EUR	100,000	USD	112,265	Morgan Stanley & Co. LLC	06/15/16	1,775
EUR	1,300,000	USD	1,459,523	Morgan Stanley & Co. LLC	06/15/16	22,993
EUR	100,000	USD	113,766	Morgan Stanley & Co. LLC	06/15/16	274
EUR	630,000	USD	718,780	Morgan Stanley & Co. LLC	06/15/16	(329)
EUR	1,527,367	USD	1,735,242	State Street Bank and Trust Company	06/13/16	6,408
EUR	577,367	USD	637,529	State Street Bank and Trust Company	04/04/16	19,457
EUR	950,000	USD	1,048,990	State Street Bank and Trust Company	04/04/16	32,015
GBP	650,000	USD	930,683	Morgan Stanley & Co. LLC	06/15/16	3,088
GBP	1,003	USD	1,452	Morgan Stanley & Co. LLC	06/15/16	(11)
GBP	716	USD	1,018	Morgan Stanley & Co. LLC	06/15/16	11
GBP	300,000	USD	423,171	Morgan Stanley & Co. LLC	06/15/16	7,800
GBP	1,356,500	USD	1,950,647	State Street Bank and Trust Company	06/13/16	(1,988)
GBP	1,356,500	USD	1,924,331	State Street Bank and Trust Company	04/04/16	23,941
HKD	380,000	USD	49,028	Morgan Stanley & Co. LLC	06/15/16	(22)
HKD	1,000,000	USD	129,045	Morgan Stanley & Co. LLC	06/15/16	(82)
HKD	1,082,000	USD	139,540	Morgan Stanley & Co. LLC	06/15/16	(2)
HKD	750,000	USD	96,788	Morgan Stanley & Co. LLC	06/15/16	(66)
HUF	1,541,741,000	USD	5,448,618	State Street Bank and Trust Company	06/15/16	134,131
HUF	291,121,000	USD	1,043,770	State Street Bank and Trust Company	06/15/16	10,399
ILS	2,031,000	USD	522,675	State Street Bank and Trust Company	06/15/16	18,910
JPY	168,742,700	USD	1,491,292	State Street Bank and Trust Company	06/15/16	11,098
JPY	157,098,000	USD	1,393,949	State Street Bank and Trust Company	06/15/16	4,764
JPY	8,000,000	USD	71,162	Morgan Stanley & Co. LLC	06/15/16	66
JPY	120,000,000	USD	1,062,050	Morgan Stanley & Co. LLC	06/15/16	6,362
JPY	37,000,000	USD	331,919	Morgan Stanley & Co. LLC	06/15/16	(2,492)
JPY	38,000,000	USD	338,651	Morgan Stanley & Co. LLC	06/15/16	(320)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	14,500,000	USD	130,079	State Street Bank and Trust Company	06/13/16	$(983)
JPY	6,638,810	USD	58,970	State Street Bank and Trust Company	04/04/16	18
MXN	43,699,500	USD	2,446,712	State Street Bank and Trust Company	06/15/16	66,408
MXN	21,689,265	USD	1,251,761	State Street Bank and Trust Company	06/13/16	(4,111)
MXN	21,689,265	USD	1,211,691	State Street Bank and Trust Company	04/04/16	43,682
NZD	568,000	USD	375,726	State Street Bank and Trust Company	06/15/16	15,428
NZD	228,563	USD	154,792	State Street Bank and Trust Company	06/13/16	2,614
RUB	9,051,000	USD	124,618	State Street Bank and Trust Company	06/15/16	7,694
SEK	14,191,000	USD	1,682,195	State Street Bank and Trust Company	06/15/16	70,335
TRY	14,499,000	USD	4,895,995	State Street Bank and Trust Company	06/15/16	146,064
ZAR	22,376,000	USD	1,445,852	State Street Bank and Trust Company	06/15/16	48,402
USD	7,282,946	AUD	9,766,000	State Street Bank and Trust Company	06/15/16	(178,567)
USD	34,967	AUD	45,942	Morgan Stanley & Co. LLC	06/15/16	(134)
USD	2,200	AUD	2,901	Morgan Stanley & Co. LLC	06/15/16	(17)
USD	300,000	BRL	1,221,600	State Street Bank and Trust Company	06/02/16	(34,438)
USD	2,838,985	BRL	11,637,000	State Street Bank and Trust Company	06/02/16	(346,884)
USD	99,789	BRL	378,000	State Street Bank and Trust Company	06/02/16	(3,696)
USD	1,866,800	CAD	2,473,734	State Street Bank and Trust Company	06/15/16	(38,025)
USD	563,589	CHF	552,368	Morgan Stanley & Co. LLC	06/15/16	(12,694)
USD	6,300,846	CHF	6,258,000	State Street Bank and Trust Company	06/15/16	(228,099)
USD	3,490,270	CHF	3,412,960	Morgan Stanley & Co. LLC	06/15/16	(70,457)
USD	842,370	CHF	823,770	Morgan Stanley & Co. LLC	06/15/16	(17,066)
USD	831,577	CHF	816,990	Morgan Stanley & Co. LLC	06/15/16	(20,785)
USD	832,006	CHF	800,605	Morgan Stanley & Co. LLC	06/15/16	(3,261)
USD	409,435	CHF	394,653	Morgan Stanley & Co. LLC	06/15/16	(2,304)
USD	340,201	CHF	330,504	Morgan Stanley & Co. LLC	06/15/16	(4,612)
USD	322,193	CHF	308,110	Morgan Stanley & Co. LLC	06/15/16	743
USD	905,314	CHF	895,075	State Street Bank and Trust Company	06/13/16	(28,470)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,787,016	CNH	18,165,770	State Street Bank and Trust Company	05/13/16	$(19,733)
USD	1,296,900	CZK	31,894,668	State Street Bank and Trust Company	06/15/16	(47,340)
USD	12,360	DKK	81,250	Morgan Stanley & Co. LLC	06/15/16	(76)
USD	3,014	DKK	20,000	Morgan Stanley & Co. LLC	06/15/16	(47)
USD	168,277	DKK	1,099,746	Morgan Stanley & Co. LLC	06/15/16	(39)
USD	47,777	EUR	43,293	Morgan Stanley & Co. LLC	06/15/16	(1,594)
USD	4,289,612	EUR	3,833,434	Morgan Stanley & Co. LLC	06/15/16	(82,025)
USD	178,024	EUR	160,000	Morgan Stanley & Co. LLC	06/15/16	(4,440)
USD	1,441,102	EUR	1,294,000	State Street Bank and Trust Company	06/15/16	(34,572)
USD	51,672	EUR	45,946	Morgan Stanley & Co. LLC	06/15/16	(724)
USD	639,359	EUR	577,367	State Street Bank and Trust Company	06/13/16	(19,010)
USD	1,051,954	EUR	950,000	State Street Bank and Trust Company	06/13/16	(31,326)
USD	12,955	GBP	9,107	Morgan Stanley & Co. LLC	06/15/16	(128)
USD	1,830,287	GBP	1,286,000	State Street Bank and Trust Company	06/15/16	(17,143)
USD	1,570,909	GBP	1,091,834	Morgan Stanley & Co. LLC	06/15/16	2,412
USD	1,468,123	GBP	1,032,000	State Street Bank and Trust Company	06/15/16	(14,418)
USD	144,916	GBP	100,000	Morgan Stanley & Co. LLC	06/15/16	1,259
USD	1,000,000	GBP	694,854	State Street Bank and Trust Company	04/21/16	1,965
USD	285,094	GBP	200,000	Morgan Stanley & Co. LLC	06/15/16	(2,220)
USD	469,170	GBP	325,000	Morgan Stanley & Co. LLC	06/15/16	2,285
USD	1,924,968	GBP	1,356,500	State Street Bank and Trust Company	06/13/16	(23,691)
USD	2,684,668	HKD	20,820,000	Morgan Stanley & Co. LLC	06/15/16	(344)
USD	9,502,225	ILS	36,938,000	State Street Bank and Trust Company	06/15/16	(347,636)
USD	26,476	JPY	3,000,000	Morgan Stanley & Co. LLC	06/15/16	(234)
USD	7,522,407	JPY	852,642,248	Morgan Stanley & Co. LLC	06/15/16	(69,039)
USD	59,137	JPY	6,638,810	State Street Bank and Trust Company	06/13/16	30
USD	70,058	JPY	7,861,190	State Street Bank and Trust Company	06/13/16	68
USD	1,779,708	KRW	2,142,324,000	State Street Bank and Trust Company	06/15/16	(86,950)
USD	1,418,279	KRW	1,694,701,000	State Street Bank and Trust Company	06/15/16	(58,355)
USD	355,751	MXN	6,406,000	State Street Bank and Trust Company	06/15/16	(12,653)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,202,454	MXN	21,689,265	State Street Bank and Trust Company	06/13/16	$(45,196)
USD	155,583	NZD	228,563	State Street Bank and Trust Company	04/04/16	(2,400)
USD	3,470,408	NZD	5,224,000	State Street Bank and Trust Company	06/15/16	(127,114)
USD	154,147	NZD	228,563	State Street Bank and Trust Company	06/13/16	(3,259)
USD	685,033	RUB	49,569,000	State Street Bank and Trust Company	06/15/16	(39,591)
USD	187,480	SEK	1,560,000	State Street Bank and Trust Company	06/15/16	(5,174)
USD	492,791	TRY	1,456,000	State Street Bank and Trust Company	06/15/16	(13,536)
USD	163,818	ZAR	2,615,000	State Street Bank and Trust Company	06/15/16	(10,809)

Total Forward Foreign Currency Exchange Contracts Outstanding						$(447,597)

Centrally Cleared Credit Default Swaps on Index (Buy Protection) — Outstanding at March 31, 2016

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.25	(5.00)%	12/20/20	Credit Suisse Securities (USA) LLC	4,388,995 USD	$(125,552)	$164,751	$(290,303)

Total Centrally Cleared Credit Default Swaps on Index (Buy Protection)					$(125,552)	$164,751	$(290,303)

OTC Total Return Swaps Outstanding at March 31, 2016

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)

Buys
Adecco SA REG	02/09/17	Credit Suisse Securities (Europe) Limited	308,216 CHF	$(1,020)
Airbus Group	08/18/16	Credit Suisse Securities (Europe) Limited	163,205 EUR	(5,976)
Amadeus IT Holding SA	09/18/17	Credit Suisse Securities (Europe) Limited	358,804 EUR	6,997
Atlantia SpA	08/18/16	Credit Suisse Securities (Europe) Limited	445,909 EUR	3,564
Atos	08/18/16	Credit Suisse Securities (Europe) Limited	1,044,792 EUR	30,207
Bayer AG	08/18/16	Credit Suisse Securities (Europe) Limited	373,100 EUR	14,010
BNP Paribas SA	08/18/16	Credit Suisse Securities (Europe) Limited	534,749 EUR	(36,045)
Casino Guichard Perrachon	08/18/16	Credit Suisse Securities (Europe) Limited	231,309 EUR	13,627

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Cie de St-Gobain	08/18/16	Credit Suisse Securities (Europe) Limited	233,456 EUR	$5,210
Credit Agricole SA	08/18/16	Credit Suisse Securities (Europe) Limited	351,571 EUR	(31,447)
Criteo SA ADR	11/14/16	Credit Suisse Securities (Europe) Limited	352,953 USD	42,484
Croda International PLC	08/17/16	Credit Suisse Securities (Europe) Limited	216,513 GBP	18,311
Dassault Aviation SA	08/18/16	Credit Suisse Securities (Europe) Limited	280,947 EUR	13,903
Delhaize Group	01/23/17	Credit Suisse Securities (Europe) Limited	404,503 EUR	(9,579)
Endesa SA	09/18/17	Credit Suisse Securities (Europe) Limited	357,154 EUR	(10,787)
Enel SpA	08/18/16	Credit Suisse Securities (Europe) Limited	169,304 EUR	396
ENI SpA Italia	08/18/16	Credit Suisse Securities (Europe) Limited	159,073 EUR	1,371
Ferrovial SA	09/25/17	Credit Suisse Securities (Europe) Limited	287,941 EUR	(2,044)
Fresenius Medical Care AG & Co. KgaA	08/18/16	Credit Suisse Securities (Europe) Limited	591,745 EUR	7,257
GlaxoSmithKline PLC	08/10/17	Morgan Stanley Capital Services LLC	204,722 GBP	8,746
Imperial Tobaco Group PLC	08/17/16	Credit Suisse Securities (Europe) Limited	551,753 GBP	22,358
ING Groep NV	08/18/16	Credit Suisse Securities (Europe) Limited	524,088 EUR	(49,868)
Intercontinental Hotels Group	08/17/16	Credit Suisse Securities (Europe) Limited	339,943 GBP	15,439
Intesa San Paolo	08/18/16	Credit Suisse Securities (Europe) Limited	146,821 EUR	(13,618)
Koninklijke DSM NV	08/18/16	Credit Suisse Securities (Europe) Limited	360,616 EUR	(42)
Koninklijke Philips NV	08/18/16	Credit Suisse Securities (Europe) Limited	276,859 EUR	8,863
Linde AG	08/18/16	Credit Suisse Securities (Europe) Limited	316,282 EUR	(3,203)
Lloyds Banking Group PLC	08/17/16	Credit Suisse Securities (Europe) Limited	247,840 GBP	(6,120)
Nokia Oyj	10/17/16	Credit Suisse Securities (Europe) Limited	648,365 EUR	(33,045)
Orange	08/18/16	Credit Suisse Securities (Europe) Limited	228,885 EUR	(14,460)
Prudential PLC	08/17/16	Credit Suisse Securities (Europe) Limited	276,517 GBP	(4,974)
Publicis Groupe	08/18/16	Credit Suisse Securities (Europe) Limited	233,789 EUR	4,739
Puma SE	08/18/16	Credit Suisse Securities (Europe) Limited	468,550 EUR	(1,233)
Renault SA	08/18/16	Credit Suisse Securities (Europe) Limited	334,687 EUR	14,817
Roche Holding AG Genusschein	02/09/17	Credit Suisse Securities (Europe) Limited	411,242 CHF	(16,837)
Royal Dutch Shell PLC	08/17/16	Credit Suisse Securities (Europe) Limited	462,466 GBP	15,800
RSA Insurance Group PLC	08/17/16	Credit Suisse Securities (Europe) Limited	534,841 GBP	28,296
Sanofi Aventis	08/09/17	Morgan Stanley Capital Services LLC	260,531 EUR	(12,634)
Sanofi Aventis	08/18/16	Credit Suisse Securities (Europe) Limited	459,088 EUR	(23,448)
Shire PLC	12/28/16	Credit Suisse Securities (Europe) Limited	316,481 GBP	5,461
Skandinaviska Enskilda Banken AB	08/18/16	Credit Suisse Securities (Europe) Limited	2,760,723 SEK	(42,244)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Smith & Nephew PLC	08/17/16	Credit Suisse Securities (Europe) Limited	805,764 GBP	$26,818
Starwood Hotels & Resorts	11/14/16	Credit Suisse Securities (Europe) Limited	814,962 USD	17,169
TDC A/S	09/29/17	Credit Suisse Securities (Europe) Limited	2,417,883 DKK	98
Tim Participacoes ADR	11/14/16	Credit Suisse Securities (Europe) Limited	269,149 USD	29,725
TUI AG DI	08/18/16	Credit Suisse Securities (Europe) Limited	270,920 EUR	9,261
UBM PLC	08/17/16	Credit Suisse Securities (Europe) Limited	370,247 GBP	3,563
Vodafone Group PLC	08/17/16	Credit Suisse Securities (Europe) Limited	422,558 GBP	3,588
Vodafone Group PLC	12/28/16	Credit Suisse Securities (Europe) Limited	773,258 GBP	41,905

Total Buys				$95,359

Sells
ABB Ltd. REG	02/09/17	Credit Suisse Securities (Europe) Limited	393,627 CHF	$(13,298)
Air Liquide SA	08/18/16	Credit Suisse Securities (Europe) Limited	167,557 EUR	(1,083)
Allianz SE REG	08/18/16	Credit Suisse Securities (Europe) Limited	246,617 EUR	6,050
Altran Technologies SA	08/18/16	Credit Suisse Securities (Europe) Limited	24,725 EUR	(735)
America Movil ADR	07/25/16	Credit Suisse Securities (Europe) Limited	24,601 USD	(1,894)
Atlas Copco AB	08/18/16	Credit Suisse Securities (Europe) Limited	1,640,796 SEK	(3,012)
AXA SA	08/18/16	Credit Suisse Securities (Europe) Limited	275,906 EUR	15,026
Bovespa Index	09/18/17	Morgan Stanley Capital Services LLC	3,430,450 BRL	(50,618)
British American Tobacco PLC	08/17/16	Credit Suisse Securities (Europe) Limited	37,812 GBP	500
Bureau Veritas SA	08/18/16	Credit Suisse Securities (Europe) Limited	163,843 EUR	(7,841)
Cap Gemini	08/18/16	Credit Suisse Securities (Europe) Limited	22,631 EUR	(1,310)
CSL LTD	03/02/17	Morgan Stanley Capital Services LLC	869,757 AUD	15,404
Danone	08/18/16	Credit Suisse Securities (Europe) Limited	11,306 EUR	(10)
Distribuidora Internacional	09/18/17	Credit Suisse Securities (Europe) Limited	101,086 EUR	825
Elekta AB	08/18/16	Credit Suisse Securities (Europe) Limited	1,548,284 SEK	6,822
Ericsson LM	08/18/16	Credit Suisse Securities (Europe) Limited	159,415 SEK	(472)
Fresenius Medical Care AG & Co KGaA	08/09/17	Morgan Stanley Capital Services LLC	445,907 EUR	(33,790)
iShares MSCI Brazil Capped ETF	11/14/16	Credit Suisse Securities (Europe) Limited	50,435 USD	(1,981)
Italcementi SpA	08/18/16	Credit Suisse Securities (Europe) Limited	40,141 EUR	(9)
KOSPI 200 Index	09/18/17	Morgan Stanley Capital Services LLC	4,320,923,600 KRW	(99,927)
L’Oreal	08/18/16	Credit Suisse Securities (Europe) Limited	37,048 EUR	54
Marriott International	11/14/16	Credit Suisse Securities (Europe) Limited	242,852 USD	5,111

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Merck KgaA	08/09/17	Morgan Stanley Capital Services LLC	293,530 EUR	$45,209
Nestle SA REG	02/09/17	Credit Suisse Securities (Europe) Limited	21,063 CHF	(138)
Philip Morris International	11/14/16	Credit Suisse Securities (Europe) Limited	76,381 USD	(1,323)
Sainsbury (J) PLC	08/17/16	Credit Suisse Securities (Europe) Limited	93,648 GBP	630
Sandvik AB	08/18/16	Credit Suisse Securities (Europe) Limited	1,660,387 SEK	(9,824)
SAP SE	08/18/16	Credit Suisse Securities (Europe) Limited	13,401 EUR	(123)
Siemens AG REG	08/18/16	Credit Suisse Securities (Europe) Limited	182,056 EUR	(5,995)
Telefonica Brasil	11/14/16	Credit Suisse Securities (Europe) Limited	143,836 USD	(20,982)
Telefonica SA	09/18/17	Credit Suisse Securities (Europe) Limited	720,625 EUR	11,727

Total Sells				$(147,007)

Total OTC Total Return Swaps Outstanding				$(51,648)

Abbreviation Legend:
ADR	American Depository Receipt
CBOT	Chicago Board of Trade
CDE	Montreal Exchange
CFE	CBOE Futures Exchange
CME	Chicago Mercantile Exchange
COMEX	Commodities Exchange Center
Eurex	Eurex Exchange
Euronext	Euronext Paris
HKFE	Hong Kong Futures Exchange Ltd.
ICE	Ice Futures Europe
IDEM	Italian Derivatives Exchange Market
MEFF	MEFF Renta Variable
NYMEX	New York Mercantile Exchange
OSE	Osaka Exchange
OTC	Over the Counter
REIT	Real Estate Investment Trust
Safex	South African Futures Exchange
SFE	ASX Trade24
SGX	Singapore Exchange

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Currency Legend:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
RUB	Russian Ruble
SEK	Swedish Krona
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments

March 31, 2016

Security Description	Shares	Value

INVESTMENTS IN SECURITIES — 100.0%
COMMON STOCK — 36.1%
Argentina — 0.0%
Gaming, Lodging & Restaurants — 0.0%
Arcos Dorados Holdings, Inc. A Shares (a)	11,400	$42,750

Total Argentina		42,750

Australia — 0.0%
Iron & Steel — 0.0%
BHP Billiton PLC ADR	36,900	838,737

Total Australia		838,737

Belgium — 0.0%
Biotechnology & Pharmaceuticals — 0.0%
Galapagos NV (a),(b)	12,764	537,248

Insurance — 0.0%
Ageas	32,851	1,303,481

Transportation & Logistics — 0.0%
Euronav NV	4,700	48,128

Total Belgium		1,888,857

Bermuda — 0.1%
Insurance — 0.0%
Aspen Insurance Holdings Ltd.	100	4,770

Media — 0.0%
Central European Media Enterprises Ltd. A Shares (a)	5,200	13,260

Semiconductors — 0.1%
Marvell Technology Group Ltd.	216,900	2,236,239

Transportation & Logistics — 0.0%
Teekay Corp.	3,200	27,712

Total Bermuda		2,281,981

Brazil — 0.0%
Consumer Products — 0.0%
BRF SA ADR	2,400	34,128

Forest & Paper Products — 0.0%
Fibria Celulose SA ADR	100	848

Iron & Steel — 0.0%
Gerdau SA ADR	1,100	1,958

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Oil, Gas & Coal — 0.0%
Cosan Ltd. A Shares	2,600	$12,792

Utilities — 0.0%
Cia Energetica de Minas Gerais ADR	31,400	70,964

Total Brazil		120,690

Canada — 0.2%
Asset Management — 0.0%
Fairfax India Holdings Corp. (a)	97,600	1,058,960

Automotive — 0.0%
Magna International, Inc.	48,000	2,062,080

Banking — 0.1%
Canadian Imperial Bank of Commerce	17,050	1,273,679
National Bank of Canada	36,400	1,190,865

		2,464,544

Biotechnology & Pharmaceuticals — 0.0%
Aralez Pharmaceuticals, Inc. (a)	4,200	14,910
QLT, Inc. (a)	6,400	12,736
Sophiris Bio, Inc. (a)	1,300	1,872

		29,518

Consumer Products — 0.0%
Cott Corp.	1,900	26,391
SunOpta, Inc. (a)	4,200	18,732

		45,123

Forest & Paper Products — 0.0%
Mercer International, Inc. (c)	9,300	87,885

Gaming, Lodging & Restaurants — 0.0%
Restaurant Brands International	21	815

Media — 0.0%
Points International Ltd. (a)	100	871

Metals & Mining — 0.0%
Dominion Diamond Corp. (c)	20,300	225,127
Eldorado Gold Corp. (a)	3,900	12,324
Fortuna Silver Mines, Inc. (a)	4,900	19,110
IAMGOLD Corp. (a)	100	221
Kinross Gold Corp. (a)	14,500	49,300
MFC Industrial Ltd. (a)	400	792
Nevsun Resources Ltd.	7,200	23,328
Sandstorm Gold Ltd. (a)	900	2,961

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Taseko Mines Ltd. (a)	200	$112
Turquoise Hill Resources Ltd. (a)	2,000	5,080

		338,355

Oil, Gas & Coal — 0.0%
Advantage Oil & Gas Ltd. (a),(c)	5,300	29,097
Gran Tierra Energy, Inc. (a),(c)	21,600	53,352
TransGlobe Energy Corp. (c)	800	1,328

		83,777

Passenger Transportation — 0.0%
Student Transportation, Inc.	1,800	9,126

Renewable Energy — 0.1%
Canadian Solar, Inc. (a),(d)	118,115	2,277,257

Total Canada		8,458,311

Cayman Islands — 0.0%
Utilities — 0.0%
Consolidated Water Co. Ltd.	100	1,217

Total Cayman Islands		1,217

Chile — 0.0%
Chemicals — 0.0%
Sociedad Quimica y Minera de Chile SA ADR	3,900	80,145

Utilities — 0.0%
Enersis SA ADR	22,500	312,750

Total Chile		392,895

China — 0.5%
Automotive — 0.0%
China Automotive Systems, Inc. (a)	1,900	8,816

Biotechnology & Pharmaceuticals — 0.0%
Sinovac Biotech Ltd. (a)	700	4,473

Consumer Services — 0.0%
New Oriental Education & Technology Group, Inc. ADR	34,600	1,196,814
Tarena International, Inc. ADR	400	4,324

		1,201,138

Gaming, Lodging & Restaurants — 0.1%
Homeinns Hotel Group ADR (a)	52,000	1,853,800

Health Care Facilities & Services — 0.0%
iKang Healthcare Group, Inc. ADR (a)	800	17,488

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Insurance — 0.0%
China Life Insurance Co. Ltd. ADR	25,900	$318,311
CNinsure, Inc. ADR (a)	4,400	35,288

		353,599

Machinery — 0.0%
Hollysys Automation Technologies Ltd. (a)	7,700	162,085

Media — 0.4%
Baidu, Inc. ADR (a)	77,009	14,699,478
Leju Holdings Ltd. ADR	700	3,647
SINA Corp. (a)	7,400	350,538
Sohu.com, Inc. (a)	23,600	1,169,144
Xunlei Ltd. ADR (a)	200	1,222
Zhaopin Ltd. ADR (a)	1,840	29,219

		16,253,248

Metals & Mining — 0.0%
Aluminum Corp. of China Ltd. ADR (a)	300	2,394

Passenger Transportation — 0.0%
China Southern Airlines Co. Ltd. ADR	4,300	134,332
Guangshen Railway Co. Ltd. ADR	200	4,282

		138,614

Real Estate — 0.0%
E-House China Holdings Ltd. ADR	6,100	37,942
Xinyuan Real Estate Co. Ltd. ADR	12,800	56,704

		94,646

Renewable Energy — 0.0%
JA Solar Holdings Co. Ltd. ADR (a)	5,500	47,355
Trina Solar Ltd. ADR (a)	100	994

		48,349

Retail—Discretionary — 0.0%
E-Commerce China Dangdang, Inc. A Shares ADR (a)	3,300	23,529

Software — 0.0%
Changyou.com Ltd. ADR (a)	800	15,024
NetEase, Inc. ADR	3,200	459,456

		474,480

Technology Services — 0.0%
Baozun, Inc. (a)	100	584

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Utilities — 0.0%
Huaneng Power International, Inc. ADR	600	$21,336

Total China		20,658,579

Cyprus — 0.0%
Oil, Gas & Coal — 0.0%
Ocean Rig UDW, Inc.	3,400	2,789

Total Cyprus		2,789

France — 0.1%
Asset Management — 0.1%
Amundi SA (a)	31,157	1,483,554

Banking — 0.0%
BNP Paribas SA	23,423	1,178,863

Total France		2,662,417

Greece — 0.0%
Real Estate — 0.0%
Grivalia Properties REIC	109,825	921,028

Transportation & Logistics — 0.0%
Aegean Marine Petroleum Network, Inc.	13,100	99,167
Costamare, Inc.	15,300	136,170
Safe Bulkers, Inc.	13,000	10,445
StealthGas, Inc. (a)	1,500	5,295
Tsakos Energy Navigation Ltd.	32,500	200,850

		451,927

Total Greece		1,372,955

Hong Kong — 0.0%
Health Care Facilities & Services — 0.0%
China Cord Blood Corp. (a)	1,300	7,891

Insurance — 0.0%
AIA Group Ltd.	204,600	1,159,181

Media — 0.0%
Global Sources Ltd. (a)	1,500	12,150

Total Hong Kong		1,179,222

India — 0.1%
Banking — 0.1%
ICICI Bank Ltd. ADR	285,047	2,040,937

Total India		2,040,937

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Ireland — 0.3%
Biotechnology & Pharmaceuticals — 0.1%
Shire PLC ADR (d)	26,888	$4,622,047

Insurance — 0.1%
XL Group PLC	39,613	1,457,758

Medical Equipment & Devices — 0.0%
Trinity Biotech PLC ADR	5,400	62,964

Passenger Transportation — 0.0%
Ryanair Holdings PLC ADR	12,975	1,113,515

Specialty Finance — 0.1%
AerCap Holdings NV (a)	119,117	4,616,975
Fly Leasing Ltd. ADR	9,300	118,203

		4,735,178

Total Ireland		11,991,462

Israel — 0.6%
Biotechnology & Pharmaceuticals — 0.5%
Teva Pharmaceutical Industries Ltd. ADR (b)	418,408	22,389,012

Electrical Equipment — 0.0%
Magal Security Systems Ltd. (a)	100	497
Orbotech Ltd. (a)	16,500	392,370

		392,867

Hardware — 0.0%
AudioCodes Ltd. (a)	100	465
Ceragon Networks Ltd. (a)	300	381
Radware Ltd. (a)	2,600	30,758
Silicom Ltd.	200	6,828

		38,432

Media — 0.0%
Wix.com Ltd. (a)	500	10,135

Medical Equipment & Devices — 0.0%
Syneron Medical Ltd. (a)	7,100	51,901

Semiconductors — 0.0%
Mellanox Technologies Ltd. (a)	300	16,299
Nova Measuring Instruments Ltd. (a)	1,800	18,738
Tower Semiconductor Ltd. (a)	600	7,272

		42,309

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Software — 0.1%
Attunity Ltd. (a)	500	$3,580
Check Point Software Technologies Ltd. (a),(b),(d)	22,005	1,924,777
Mind CTI Ltd.	200	404
Sapiens International Corp. NV	1,400	16,772

		1,945,533

Technology Services — 0.0%
Magic Software Enterprises Ltd.	600	4,062

Telecommunications — 0.0%
Allot Communications Ltd. (a)	1,200	6,276

Total Israel		24,880,527

Italy — 0.4%
Asset Management — 0.1%
Anima Holding SpA	276,393	2,022,283

Banking — 0.1%
Banca Generali SpA	50,753	1,492,885
Banca Popolare dell’Emilia Romagna (a)	229,802	1,094,081

		2,586,966

Technology Services — 0.0%
Cerved Information Solutions SpA	220,632	1,815,143

Telecommunications — 0.2%
Telecom Italia SpA (b)	8,771,697	9,462,284

Total Italy		15,886,676

Japan — 1.4%
Automotive — 0.2%
Aisin Seiki Co. Ltd. (d)	35,200	1,326,118
Mazda Motor Corp.	512,300	7,949,993

		9,276,111

Chemicals — 0.0%
Nitto Denko Corp. (d)	17,500	972,922

Consumer Products — 0.1%
Ajinomoto Co., Inc.	199,000	4,490,297

Electrical Equipment — 0.2%
Daikin Industries Ltd. (d)	70,400	5,261,938
Keyence Corp. (d)	3,800	2,072,789
SMC Corp.	5,300	1,230,992

		8,565,719

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Hardware — 0.2%
Panasonic Corp.	294,800	$2,707,146
Sony Corp.	176,900	4,547,263

		7,254,409

Passenger Transportation — 0.2%
ANA Holdings, Inc.	2,529,000	7,125,558

Real Estate — 0.5%
Mitsubishi Estate Co. Ltd.	526,000	9,770,341
Mitsui Fudosan Co. Ltd.	410,000	10,229,508

		19,999,849

Specialty Finance — 0.0%
Orix Corp. ADR	100	7,139

Telecommunications — 0.0%
SoftBank Group Corp. (b)	23,800	1,134,753

Total Japan		58,826,757

Luxembourg — 0.0%
Consumer Products — 0.0%
Adecoagro SA (a)	12,600	145,530

Iron & Steel — 0.0%
Ternium SA ADR	15,100	271,498

Total Luxembourg		417,028

Netherlands — 0.5%
Banking — 0.0%
ING Groep NV CVA	81,711	988,366

Media — 0.1%
Altice NV (a)	261,550	4,663,434

Metals & Mining — 0.0%
Constellium NV Class A (a),(b)	9,472	49,160

Oil, Gas & Coal — 0.0%
Royal Dutch Shell PLC ADR	27,449	1,329,904

Semiconductors — 0.1%
NXP Semiconductor NV (a),(b),(d)	17,722	1,436,723

Software — 0.0%
InterXion Holding NV (a)	22,600	781,508

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Telecommunications — 0.3%
Koninklijke KPN NV	2,761,280	$11,572,207

Total Netherlands		20,821,302

Norway — 0.0%
Transportation & Logistics — 0.0%
Ship Finance International Ltd.	400	5,556

Total Norway		5,556

Peru — 0.0%
Banking — 0.0%
Credicorp Ltd.	1,800	235,818

Total Peru		235,818

Puerto Rico — 0.0%
Banking — 0.0%
First BanCorp (a)	21,600	63,072
Popular, Inc.	17,190	491,806

		554,878

Health Care Facilities & Services — 0.0%
Triple-S Management Corp. B Shares (a)	4,100	101,926

Technology Services — 0.0%
Evertec, Inc.	18,900	264,222

Total Puerto Rico		921,026

Republic of Korea — 0.0%
Hardware — 0.0%
LG Display Co. Ltd. ADR	14,700	168,021

Iron & Steel — 0.0%
POSCO ADR	4,100	194,053

Telecommunications — 0.0%
KT Corp. ADR	5,900	79,178
SK Telecom Co. Ltd. ADR	18,200	367,094

		446,272

Total Republic of Korea		808,346

Russian Federation — 0.0%
Media — 0.0%
Yandex NV A Shares (a)	11,900	182,308

Total Russian Federation		182,308

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Singapore — 0.5%
Machinery — 0.0%
China Yuchai International Ltd.	2,502	$24,645

Semiconductors — 0.5%
Broadcom Ltd. (b),(d)	140,320	21,679,440
Kulicke & Soffa Industries, Inc. (a)	25,900	293,188

		21,972,628

Total Singapore		21,997,273

South Africa — 0.0%
Metals & Mining — 0.0%
AngloGold Ashanti Ltd. ADR (a)	84,400	1,155,436
Gold Fields Ltd. ADR	126,600	498,804
Harmony Gold Mining Co. Ltd. ADR	20,100	73,164

		1,727,404

Specialty Finance — 0.0%
Net 1 UEPS Technologies, Inc. (a)	26,800	246,560

Total South Africa		1,973,964

Spain — 0.0%
Banking — 0.0%
Banco Bilbao Vizcaya Argentaria SA ADR	16,500	107,580

Biotechnology & Pharmaceuticals — 0.0%
Grifols SA ADR	17,300	267,631

Total Spain		375,211

Switzerland — 0.3%
Apparel & Textile Products — 0.0%
Cie Financiere Richemont SA (b)	2,753	181,949
Swatch Group AG (The) (b)	163	56,467

		238,416

Asset Management — 0.1%
Julius Baer Group Ltd. (b)	27,567	1,184,044
Leonteq AG	9,460	896,267
UBS Group AG (b)	19,270	310,429

		2,390,740

Biotechnology & Pharmaceuticals — 0.1%
Actelion Ltd. (b)	542	81,000
Novartis AG (b)	12,137	879,776
Roche Holding AG (b)	3,707	912,534

		1,873,310

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Chemicals — 0.0%
Givaudan SA (b)	52	$101,994
Syngenta AG (b)	487	202,589

		304,583

Commercial Services — 0.0%
Adecco SA (b)	897	58,444
SGS SA (b)	29	61,285

		119,729

Construction Materials — 0.0%
LafargeHolcim Ltd. (b)	1,269	59,692

Consumer Products — 0.0%
Nestle SA (b)	17,016	1,271,488

Electrical Equipment — 0.1%
ABB Ltd. (a),(b)	11,606	226,194
TE Connectivity Ltd.	87,100	5,393,232

		5,619,426

Home & Office Products — 0.0%
Geberit AG (b)	201	75,107

Institutional Financial Services — 0.0%
Credit Suisse Group AG (b)	8,058	114,055

Insurance — 0.0%
Swiss Re AG (b)	1,860	171,966
Zurich Insurance Group AG (b)	791	183,693

		355,659

Semiconductors — 0.0%
STMicroelectronics NV	900	5,022

Telecommunications — 0.0%
Swisscom AG (b)	123	66,837

Total Switzerland		12,494,064

Taiwan — 0.0%
Hardware — 0.0%
AU Optronics Corp. ADR	18,400	54,280

Semiconductors — 0.0%
Advanced Semiconductor Engineering, Inc. ADR	1,400	8,190
ChipMOS Technologies Bermuda Ltd.	1,500	26,070
Himax Technologies, Inc. ADR	12,300	138,252
Siliconware Precision Industries Co. Ltd. ADR	20	159

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
United Microelectronics Corp. ADR	26,500	$55,120

		227,791

Total Taiwan		282,071

Thailand — 0.0%
Design, Manufacturing & Distribution — 0.0%
Fabrinet (a)	20,800	672,880

Total Thailand		672,880

United Kingdom — 1.0%
Asset Management — 0.0%
Jupiter Fund Management PLC	161,277	948,078

Banking — 0.3%
HSBC Holdings PLC	1,193,600	7,447,162
Metro Bank PLC (a)	95,708	2,584,258

		10,031,420

Consumer Products — 0.0%
SABMiller PLC (a),(b)	16,409	1,003,029
Unilever NV	24	1,072

		1,004,101

Gaming, Lodging & Restaurants — 0.0%
Belmond Ltd. Class A (a)	34,100	323,609
InterContinental Hotels Group PLC ADR	800	33,016

		356,625

Insurance — 0.0%
Aviva PLC ADR	222,986	1,460,722
Prudential PLC ADR	37	1,376

		1,462,098

Media — 0.6%
Liberty Global PLC (a),(d)	676,664	25,415,500
Pearson PLC ADR	7,800	97,812

		25,513,312

Medical Equipment & Devices — 0.0%
Smith & Nephew PLC ADR	3,400	113,288

Oil, Gas & Coal — 0.0%
Seadrill Ltd. (a)	56,800	187,440

Real Estate — 0.1%
Kennedy Wilson Europe Real Estate PLC	176,226	2,963,853

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Recreation Facilities & Services — 0.0%
Manchester United PLC Class A	1,100	$15,884

Total United Kingdom		42,596,099

United States — 30.1%
Aerospace & Defense — 0.2%
AAR Corp.	1,500	34,905
Aerojet Rocketdyne Holdings (a)	1,300	21,294
B/E Aerospace, Inc. (c)	52,300	2,412,076
Ducommun, Inc. (a)	600	9,150
General Dynamics Corp. (c)	21,300	2,798,181
HEICO Corp.	2,100	126,273
Huntington Ingalls Industries, Inc. (c)	9,600	1,314,624
KLX, Inc. (a)	2,300	73,922
L-3 Communications Holdings, Inc.	3,700	438,450
LMI Aerospace, Inc. (a)	200	1,702
Moog, Inc. Class A (a)	600	27,408
Orbital ATK, Inc. (c)	8	696
Smith & Wesson Holding Corp. (a)	1,100	29,282
Spirit AeroSystems Holdings, Inc. Class A (a),(c)	15,600	707,616
Triumph Group, Inc.	1,300	40,924

		8,036,503

Apparel & Textile Products — 0.2%
Albany International Corp. Class A	1,400	52,626
Carter’s, Inc.	2,600	273,988
Culp, Inc.	3,200	83,904
Fossil Group, Inc. (a)	13,300	590,786
Hanesbrands, Inc.	600	17,004
Kate Spade & Co. (a)	11,000	280,720
NIKE, Inc. Class B (c)	68,800	4,229,136
Perry Ellis International, Inc. (a),(c)	5,600	103,096
PVH Corp.	13,900	1,376,934
Ralph Lauren Corp.	700	67,382
Rocky Brands, Inc.	300	3,822
Skechers U.S.A., Inc. Class A (a),(b),(d)	96,990	2,953,345
Vince Holding Corp. (a),(c)	15,300	96,849

		10,129,592

Asset Management — 0.3%
Affiliated Managers Group, Inc. (a)	1,500	243,600
Apollo Investment Corp.	15,400	85,470
Ares Capital Corp.	123,700	1,835,708
BlackRock Kelso Capital Corp. (c)	29,100	273,831
Calamos Asset Management, Inc. Class A	3,500	29,715
Capital Southwest Corp.	200	2,774

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Capitala Finance Corp.	8,900	$106,800
Charles Schwab Corp. (b),(c),(d)	108,859	3,050,229
E*TRADE Financial Corp. (a)	11,000	269,390
Fidus Investment Corp.	4,100	63,591
Fifth Street Finance Corp.	20,800	104,416
Fifth Street Senior Floating Rate Corp.	200	1,586
Financial Engines, Inc.	300	9,429
Firsthand Technology Value Fund, Inc. (a)	900	6,750
FS Investment Corp.	10,700	98,119
Garrison Capital, Inc. (c)	4,200	45,066
Gladstone Capital Corp. (c)	9,600	71,520
Gladstone Investment Corp.	15,200	106,704
Golub Capital BDC, Inc.	600	10,386
GSV Capital Corp.	200	1,120
Hercules Technology Growth Capital, Inc.	5,800	69,658
Horizon Technology Finance Corp.	5,700	66,177
Invesco Ltd.	97,780	3,008,691
KCAP Financial, Inc.	12,000	43,200
Legg Mason, Inc. (c)	97,724	3,389,068
Manning & Napier, Inc.	1,000	8,070
Medallion Financial Corp. (c)	8,900	82,147
Monroe Capital Corp.	700	9,695
MVC Capital, Inc.	2,500	18,650
NorthStar Asset Management Group, Inc.	300	3,405
OHA Investment Corp. (c)	2,700	9,153
Oppenheimer Holdings, Inc. Class A	600	9,468
PennantPark Floating Rate Capital Ltd.	8,762	102,515
PennantPark Investment Corp. (c)	29,800	180,588
Prospect Capital Corp.	21,200	154,124
Solar Capital Ltd.	14,900	257,472
Solar Senior Capital Ltd.	2,200	32,076
Stellus Capital Investment Corp.	4,600	47,012
TCP Capital Corp.	4,000	59,640
THL Credit, Inc.	10,100	109,383
TICC Capital Corp. (c)	27,300	131,040
TPG Specialty Lending, Inc.	10,000	161,300
Triangle Capital Corp.	1,800	37,044
TriplePoint Venture Growth BDC Corp.	6,100	64,050
WhiteHorse Finance, Inc. (c)	3,500	36,330

		14,506,160

Automotive — 0.1%
American Axle & Manufacturing Holdings, Inc. (a)	2,500	38,475
BorgWarner, Inc.	400	15,360
Cooper-Standard Holding, Inc. (a)	13,300	955,472
Goodyear Tire & Rubber Co.	74,600	2,460,308
Horizon Global Corp. (a)	1,300	16,354

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Lear Corp.	2,300	$255,691
Modine Manufacturing Co. (a)	3,400	37,434
Standard Motor Products, Inc.	100	3,465
Superior Industries International, Inc.	900	19,872
Tenneco, Inc. (a),(c)	12,800	659,328
Tower International, Inc. (c)	5,800	157,760
Visteon Corp. (c)	10,300	819,777

		5,439,296

Banking — 0.7%
Anchor BanCorp Wisconsin, Inc. (a)	100	4,506
Arrow Financial Corp. (c)	816	21,681
Associated Banc-Corp	700	12,558
Astoria Financial Corp.	1,100	17,424
Bancorp, Inc. (a)	1,000	5,720
Bank Mutual Corp.	3,300	24,981
Bank of the Ozarks, Inc. (c)	40,880	1,715,734
BankUnited, Inc. (c)	64,329	2,215,491
BBCN Bancorp, Inc.	2,800	42,532
Beneficial Bancorp, Inc. (a)	5,982	81,894
BofI Holding, Inc. (a)	500	10,670
Boston Private Financial Holdings, Inc.	800	9,160
Bridge Bancorp, Inc.	400	12,188
Bryn Mawr Bank Corp.	200	5,146
Centerstate Banks, Inc.	2,229	33,190
Central Pacific Financial Corp.	9,100	198,107
Charter Financial Corp.	500	6,750
Chemical Financial Corp. (c)	2,400	85,656
Citigroup, Inc. (c)	75,301	3,143,817
Citizens Financial Group, Inc.	99,889	2,092,675
City Holding Co.	300	14,334
Clifton Bancorp, Inc.	500	7,560
CoBiz Financial, Inc.	800	9,456
Comerica, Inc.	100	3,787
CU Bancorp (a)	300	6,351
Dime Community Bancshares, Inc.	2,400	42,288
East West Bancorp, Inc.	21,900	711,312
Enterprise Financial Services Corp.	500	13,520
Farmers Capital Bank Corp.	100	2,642
FCB Financial Holdings, Inc. Class A (a)	33,604	1,117,669
Fidelity Southern Corp.	4,100	65,764
Fifth Third Bancorp	27,100	452,299
Financial Institutions, Inc.	200	5,814
First Bancorp/Southern Pines	1,000	18,850
First Busey Corp.	466	9,544
First Business Financial Services, Inc.	600	13,758

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
First Citizens BancShares, Inc. Class A (c)	6,553	$1,645,262
First Community Bancshares, Inc.	1,200	23,808
First Defiance Financial Corp.	1,200	46,092
First Financial Bancorp	1,000	18,180
First Financial Corp.	400	13,684
First Financial Northwest, Inc.	1,700	22,389
First Interstate BancSystem, Inc. Class A	2,800	78,764
First Niagara Financial Group, Inc. (c)	191,736	1,856,004
First Republic Bank	45,377	3,023,923
FirstMerit Corp.	300	6,315
Flushing Financial Corp.	200	4,324
FNB Corp.	37	481
Franklin Financial Network, Inc. (a)	900	24,300
Great Western Bancorp, Inc.	24,200	659,934
Guaranty Bancorp	800	12,368
Hanmi Financial Corp.	200	4,404
Heartland Financial USA, Inc.	300	9,237
Heritage Financial Corp.	400	7,028
Huntington Bancshares, Inc.	11,500	109,710
Independent Bank Corp.	5,600	81,480
Independent Bank Group, Inc.	400	10,960
Investors Bancorp, Inc.	23,800	277,032
KeyCorp	132,700	1,465,008
Lakeland Bancorp, Inc.	2,400	24,360
Mercantile Bank Corp.	1,800	40,356
National Bankshares, Inc.	200	6,864
Northrim BanCorp, Inc.	1,000	23,910
OceanFirst Financial Corp.	900	15,912
Opus Bank	4,600	156,400
Oritani Financial Corp.	300	5,091
Pacific Premier Bancorp, Inc. (a)	5,500	117,535
Park Sterling Corp.	800	5,336
Peapack Gladstone Financial Corp.	500	8,450
Peoples Bancorp, Inc.	500	9,770
PNC Financial Services Group, Inc. (c)	53,092	4,489,990
Preferred Bank	800	24,200
Regions Financial Corp. (c)	122,200	959,270
Southwest Bancorp, Inc.	2,000	30,100
Stonegate Bank	1,100	32,956
Sun Bancorp, Inc. (a)	20	414
SunTrust Banks, Inc.	31,000	1,118,480
SVB Financial Group (a)	1,200	122,460
Synovus Financial Corp.	9,300	268,863
Talmer Bancorp, Inc. Class A	9,000	162,810
TCF Financial Corp.	7,700	94,402
Trico Bancshares	1,600	40,512
TriState Capital Holdings, Inc. (a),(c)	2,900	36,540

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Triumph Bancorp, Inc. (a)	2,200	$34,826
TrustCo Bank Corp.	200	1,212
Umpqua Holdings Corp.	2,900	45,994
Union Bankshares Corp.	100	2,463
United Financial Bancorp, Inc.	100	1,259
Univest Corp. of Pennsylvania	2,000	39,020
Wells Fargo & Co.	32,312	1,562,608
Western Alliance Bancorp (a)	2,181	72,802
Wilshire Bancorp, Inc.	7,200	74,160
WSFS Financial Corp.	400	13,008
Yadkin Financial Corp.	1,050	24,853

		31,302,701

Biotechnology & Pharmaceuticals — 5.9%
AbbVie, Inc. (c)	207,700	11,863,824
Acorda Therapeutics, Inc. (a)	14,400	380,880
Albany Molecular Research, Inc. (a)	500	7,645
Alexion Pharmaceuticals, Inc. (a),(b),(c)	88,100	12,265,282
Alkermes PLC (a)	15,400	526,526
Allergan PLC (a),(b)	134,050	35,929,421
Alnylam Pharmaceuticals, Inc. (a)	1,500	94,155
Amgen, Inc.	14,900	2,233,957
Amphastar Pharmaceuticals, Inc. (a)	6,000	72,000
Anacor Pharmaceuticals, Inc. (a),(c),(d)	185,891	9,935,874
Anika Therapeutics, Inc. (a)	3,300	147,576
Applied Genetic Technologies Corp. (a)	400	5,592
ArQule, Inc. (a)	2,100	3,360
Array BioPharma, Inc. (a)	15,400	45,430
Avalanche Biotechnologies, Inc. (a)	400	2,068
Baxalta, Inc. (c)	652,296	26,352,758
Biogen Idec, Inc. (a),(c)	6,900	1,796,208
BioMarin Pharmaceutical, Inc. (a)	1,400	115,472
BioSpecifics Technologies Corp. (a)	100	3,482
Bristol-Myers Squibb Co. (b),(c),(d)	227,090	14,506,509
Cara Therapeutics, Inc. (a)	200	1,244
Celgene Corp. (a),(b),(d)	105,000	10,509,450
ChemoCentryx, Inc. (a)	100	249
Chimerix, Inc. (a)	500	2,555
Corcept Therapeutics, Inc. (a)	15,200	71,136
Cytokinetics, Inc. (a)	3,900	27,495
Depomed, Inc. (a),(b),(d)	4,305	59,969
Eiger BioPharmaceuticals, Inc. (a)	620	10,397
Eli Lilly & Co.	10,300	741,703
Emergent Biosolutions, Inc. (a)	2,000	72,700
Endo International PLC (a),(d)	271,045	7,629,917
Exelixis, Inc. (a)	63,900	255,600
Five Prime Therapeutics, Inc. (a)	100	4,063

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Gilead Sciences, Inc. (b),(c)	159,415	$14,643,862
Ignyta, Inc. (a)	200	1,354
Impax Laboratories, Inc. (a)	12,400	397,048
Incyte Corp. (a),(c)	74,700	5,413,509
Inotek Pharmaceuticals Corp. (a)	600	4,440
Insys Therapeutics, Inc. (a)	1,300	20,787
Ionis Pharmaceuticals, Inc. (a)	11,200	453,600
Ironwood Pharmaceuticals, Inc. (a)	300	3,282
Lannett Co., Inc. (a)	4,000	71,720
Mallinckrodt PLC (a),(b)	589,256	36,109,608
Medicines Co. (a)	800	25,416
Medivation, Inc. (a),(b),(c)	465,255	21,392,425
Merrimack Pharmaceuticals, Inc. (a)	100	837
Momenta Pharmaceuticals, Inc. (a)	100	924
Mylan NV (a)	800	37,080
Neothetics, Inc. (a)	1,100	671
Omega Protein Corp. (a)	11,300	191,422
Osiris Therapeutics, Inc.	100	571
PDL BioPharma, Inc.	47,400	157,842
Pfizer, Inc. (b),(c),(d)	421,570	12,495,335
Phibro Animal Health Corp. Class A (c)	2,000	54,080
Portola Pharmaceuticals, Inc. (a)	600	12,240
pSivida Corp. (a)	100	268
PTC Therapeutics, Inc. (a)	46,500	299,460
Regeneron Pharmaceuticals, Inc. (a)	28,900	10,416,716
Repligen Corp. (a)	300	8,046
Retrophin, Inc. (a)	7,700	105,182
Rigel Pharmaceuticals, Inc. (a),(c)	7,400	15,392
SciClone Pharmaceuticals, Inc. (a),(c)	6,700	73,700
Seattle Genetics, Inc. (a)	300	10,527
Sucampo Pharmaceuticals, Inc. Class A (a)	2,400	26,232
Tetraphase Pharmaceuticals, Inc. (a)	500	2,315
Threshold Pharmaceuticals, Inc. (a)	11,400	5,244
United Therapeutics Corp. (a)	8,200	913,726
USANA Health Sciences, Inc. (a)	900	109,278
Verastem, Inc. (a)	2,300	3,634
Vertex Pharmaceuticals, Inc. (a),(c)	37,000	2,941,130
Vical, Inc. (a)	5,000	1,955
XOMA Corp. (a),(c)	61,200	47,308
Zoetis, Inc. (b),(d)	279,360	12,384,029

		254,526,692

Chemicals — 1.3%
Air Products & Chemicals, Inc. (c)	42,900	6,179,745
Axalta Coating Systems Ltd. (a)	4,300	125,560
Axiall Corp.	1,300	28,392
Celanese Corp.	5,700	373,350

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Chemours Co. (The)	40,100	$280,700
Dow Chemical Co.	241,300	12,272,518
EI du Pont de Nemours & Co. (c)	235,000	14,880,200
FutureFuel Corp.	1,100	12,969
Huntsman Corp.	200	2,660
Innophos Holdings, Inc.	4,700	145,277
Intrepid Potash, Inc. (a),(c)	17,500	19,425
KMG Chemicals, Inc.	3,000	69,210
Landec Corp. (a)	300	3,150
LSB Industries, Inc. (a)	4,200	53,550
LyondellBasell Industries NV Class A	70,500	6,033,390
Monsanto Co.	64,900	5,694,326
OMNOVA Solutions, Inc. (a)	1,500	8,340
Orion Engineered Carbons SA	5,100	72,012
PPG Industries, Inc. (c)	60,200	6,711,698
RPM International, Inc.	25,300	1,197,449
Stepan Co.	2,300	127,167
Trinseo SA (a)	10,300	379,143
Univar, Inc. (a)	300	5,154
WR Grace & Co. (a)	17,600	1,252,768

		55,928,153

Commercial Services — 0.3%
AMN Healthcare Services, Inc. (a)	6,600	221,826
ARAMARK Holdings Corp.	113,900	3,772,368
ARC Document Solutions, Inc. (a)	14,400	64,800
Brady Corp. Class A	2,900	77,836
Brink’s Co.	1,100	36,949
Care.com, Inc. (a)	100	615
CBIZ, Inc. (a)	3,800	38,342
CDI Corp.	4,700	29,516
Collectors Universe, Inc.	700	11,620
Computer Task Group, Inc. (c)	2,800	14,308
CorVel Corp. (a)	400	15,768
CRA International, Inc. (a),(c)	2,600	51,064
Cross Country Healthcare, Inc. (a)	4,600	53,498
Ennis, Inc.	800	15,640
GP Strategies Corp. (a)	100	2,740
Hackett Group, Inc.	1,900	28,728
Heidrick & Struggles International, Inc.	200	4,740
HMS Holdings Corp. (a)	1,400	20,090
Information Services Group, Inc. (a)	1,500	5,895
Insperity, Inc. (c)	7,700	398,321
KAR Auction Services, Inc.	44,700	1,704,858
Kforce, Inc.	700	13,706
Navigant Consulting, Inc. (a)	6,500	102,765
Patriot National, Inc. (a)	2,600	20,020

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
PRGX Global, Inc. (a)	5,300	$25,016
Quad/Graphics, Inc.	17,600	227,744
Resources Connection, Inc.	1,100	17,116
Robert Half International, Inc.	20,400	950,232
RPX Corp. (a)	6,800	76,568
RR Donnelley & Sons Co.	26,300	431,320
ServiceMaster Global Holdings, Inc. (a),(c)	68,500	2,581,080
Sotheby’s	3,900	104,247
SP Plus Corp. (a)	400	9,624
Viad Corp.	200	5,832

		11,134,792

Construction Materials — 0.1%
Advanced Drainage Systems, Inc.	300	6,390
Apogee Enterprises, Inc.	6,700	294,063
Boise Cascade Co. (a)	3,000	62,160
Carlisle Cos., Inc.	7,700	766,150
Continental Building Products, Inc. (a),(c)	28,000	519,680
Eagle Materials, Inc.	3,700	259,407
Headwaters, Inc. (a),(c)	29,200	579,328
Owens Corning	8,000	378,240
Patrick Industries, Inc. (a)	2,350	106,666
Ply Gem Holdings, Inc. (a)	100	1,405
Universal Forest Products, Inc.	4,200	360,444
US Concrete, Inc. (a),(c)	2,400	142,992
Vulcan Materials Co.	2,600	274,482

		3,751,407

Consumer Products — 0.7%
Amplify Snack Brands, Inc. (a)	200	2,864
Archer-Daniels-Midland Co.	94,000	3,413,140
Blue Buffalo Pet Products, Inc. (a)	9,200	236,072
Boston Beer Co., Inc. Class A (a)	2,900	536,703
Central Garden and Pet Co. Class A (a)	4,700	76,563
Clearwater Paper Corp. (a)	1,100	53,361
Colgate-Palmolive Co. (c)	83,700	5,913,405
Constellation Brands, Inc. Class A	62,300	9,412,907
Craft Brew Alliance, Inc. (a)	100	823
Darling Ingredients, Inc. (a)	5,500	72,435
Energizer Holdings, Inc.	2,300	93,173
Estee Lauder Cos., Inc. (The) Class A	2,000	188,620
Female Health Co. (a)	900	1,683
Herbalife Ltd. (a)	27,500	1,692,900
HRG Group, Inc. (a)	7,700	107,261
Jarden Corp. (a)	24,000	1,414,800
JM Smucker Co.	6,400	830,976
John B. Sanfilippo & Son, Inc.	2,800	193,452

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Kimberly-Clark Corp.	17,300	$2,327,023
Mondelez International, Inc. Class A	18,200	730,184
PepsiCo, Inc.	15,100	1,547,448
Philip Morris International, Inc.	4,200	412,062
PICO Holdings, Inc. (a)	100	1,023
Pilgrim’s Pride Corp. (a),(c)	10,900	276,860
Pinnacle Foods, Inc.	10,100	451,268
Post Holdings, Inc. (a)	6,800	467,636
Revlon, Inc. Class A (a)	100	3,641
Spectrum Brands Holdings, Inc.	100	10,928
Vector Group Ltd. (c)	28,447	649,729

		31,118,940

Consumer Services — 0.0%
Aaron’s, Inc.	100	2,510
American Public Education, Inc. (a),(c)	4,300	88,709
Apollo Education Group, Inc. (a)	89,500	735,243
Bridgepoint Education, Inc. (a)	4,800	48,384
Capella Education Co.	5,200	273,728
Career Education Corp. (a)	2,100	9,534
Carriage Services, Inc.	3,500	75,635
DeVry Education Group, Inc.	14,300	246,961
K12, Inc. (a)	2,700	26,703
Medifast, Inc.	2,200	66,418
Rent-A-Center, Inc.	800	12,680
Service Corp. International/US	7,100	175,228
Universal Technical Institute, Inc.	3,100	13,361

		1,775,094

Containers & Packaging — 0.2%
AEP Industries, Inc.	600	39,600
Ball Corp.	800	57,032
Berry Plastics Group, Inc. (a),(c)	103,500	3,741,525
Crown Holdings, Inc. (a)	100	4,959
Graphic Packaging Holding Co.	262,600	3,374,410
Myers Industries, Inc.	300	3,858
Owens-Illinois, Inc. (a)	12,500	199,500
Sealed Air Corp.	26,400	1,267,464
WestRock Co.	1,900	74,157

		8,762,505

Design, Manufacturing & Distribution — 0.1%
Benchmark Electronics, Inc. (a)	13,600	313,480
Flextronics International Ltd. (a)	237,900	2,869,074
Sanmina Corp. (a),(c)	12,200	285,236

		3,467,790

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Distributors—Consumer Staples — 0.1%
Andersons, Inc.	1,000	$31,410
Bunge Ltd.	30,600	1,734,102
United Natural Foods, Inc. (a)	2,400	96,720

		1,862,232

Distributors—Discretionary — 0.0%
Bassett Furniture Industries, Inc.	1,300	41,418
Insight Enterprises, Inc. (a)	1,500	42,960
ScanSource, Inc. (a)	700	28,266

		112,644

Electrical Equipment — 0.5%
Acuity Brands, Inc.	1,900	414,466
Allegion PLC	68,800	4,383,248
Babcock & Wilcox Enterprises, Inc. (a)	12,000	256,800
Belden, Inc. (b),(d)	10,320	633,442
BWX Technologies, Inc.	4,400	147,664
Checkpoint Systems, Inc. (a)	12,200	123,464
Eaton Corp. PLC	154,500	9,665,520
Global Power Equipment Group, Inc. (a)	200	400
Houston Wire & Cable Co.	6,900	48,231
Ingersoll-Rand PLC	82,700	5,128,227
Itron, Inc. (a)	600	25,032
Lennox International, Inc. (b),(c),(d)	11,545	1,560,768
Littelfuse, Inc. (b),(d)	2,329	286,723
LSI Industries, Inc.	3,200	37,600
Powell Industries, Inc.	500	14,905
Stoneridge, Inc. (a)	500	7,280
Trimble Navigation Ltd. (a)	1,900	47,120

		22,780,890

Engineering & Construction Services — 0.1%
Comfort Systems USA, Inc. (c)	14,600	463,842
Great Lakes Dredge & Dock Corp. (a)	100	446
Kratos Defense & Security Solutions, Inc. (a)	1,700	8,415
Layne Christensen Co. (a)	100	719
MasTec, Inc. (a)	300	6,072
Mistras Group, Inc. (a)	3,400	84,218
MYR Group, Inc. (a)	6,400	160,704
Orion Marine Group, Inc. (a),(c)	4,700	24,346
Quanta Services, Inc. (a),(c)	57,400	1,294,944
SBA Communications Corp. Class A (a)	400	40,068
Sterling Construction Co., Inc. (a)	1,500	7,725
Team, Inc. (a)	1,100	33,418
TopBuild Corp. (a)	7,255	215,764

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
TRC Cos., Inc. (a)	200	$1,450
Tutor Perini Corp. (a)	2,100	32,634

		2,374,765

Forest & Paper Products — 0.0%
PH Glatfelter Co.	600	12,438
Resolute Forest Products, Inc. (a)	5,000	27,550

		39,988

Gaming, Lodging & Restaurants — 0.8%
BJ’s Restaurants, Inc. (a)	17,600	731,632
Bloomin’ Brands, Inc. (c)	24,800	418,376
Bojangles’, Inc. (a)	200	3,402
Bravo Brio Restaurant Group, Inc. (a),(c)	6,100	47,275
Caesars Acquisition Co. Class A (a)	700	4,284
Caesars Entertainment Corp. (a)	19,000	129,200
Carrols Restaurant Group, Inc. (a)	18,900	272,916
Choice Hotels International, Inc.	1,300	70,265
Churchill Downs, Inc. (c)	4,800	709,824
Cracker Barrel Old Country Store, Inc.	100	15,267
Dave & Buster’s Entertainment, Inc. (a)	13,300	515,774
Del Frisco’s Restaurant Group, Inc. (a)	5,700	94,506
Denny’s Corp. (a),(c)	32,300	334,628
Domino’s Pizza, Inc. (c)	55,900	7,370,974
Dunkin’ Brands Group, Inc.	3,600	169,812
El Pollo Loco Holdings, Inc. (a)	1,600	21,344
Eldorado Resorts, Inc. (a)	14,800	169,312
Famous Dave’s of America, Inc. (a)	1,700	10,353
Hilton Worldwide Holdings, Inc.	155,300	3,497,356
Hyatt Hotels Corp. Class A (a),(c)	3,000	148,470
International Game Technology PLC	100	1,825
Interval Leisure Group, Inc.	2,800	40,432
Isle of Capri Casinos, Inc. (a),(c)	28,600	400,400
La Quinta Holdings, Inc. (a)	12,900	161,250
Marriott International, Inc. Class A	54,400	3,872,192
McDonald’s Corp.	14,900	1,872,632
MGM Resorts International (a)	2,500	53,600
Monarch Casino & Resort, Inc. (a)	700	13,622
Papa John’s International, Inc.	4,600	249,274
Penn National Gaming, Inc. (a)	100	1,669
Popeyes Louisiana Kitchen, Inc. (a)	9,400	489,364
Potbelly Corp. (a)	1,900	25,859
Royal Caribbean Cruises Ltd. (b),(d)	19,325	1,587,549
Ruth’s Hospitality Group, Inc.	500	9,205
Shake Shack, Inc. Class A (a)	700	26,124
Sonic Corp. (b),(d)	46,355	1,629,842

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Starwood Hotels & Resorts Worldwide, Inc.	97,200	$8,109,396
Wingstop, Inc. (a)	2,500	56,700
Wyndham Worldwide Corp.	11,100	848,373
Yum! Brands, Inc.	6,600	540,210

		34,724,488

Hardware — 0.9%
A10 Networks, Inc. (a)	1,400	8,288
ADTRAN, Inc. (b),(d)	44,300	895,746
Apple, Inc.	11,841	1,290,551
Arista Networks, Inc. (a)	3,400	214,540
Brocade Communications Systems, Inc.	12,500	132,250
Clearfield, Inc. (a)	100	1,607
CommScope Holding Co., Inc. (a)	200	5,584
Comtech Telecommunications Corp. (c)	2,400	56,088
Cray, Inc. (a)	2,300	96,393
Daktronics, Inc.	1,200	9,480
Datalink Corp. (a)	4,200	38,388
Dolby Laboratories, Inc. Class A (c)	34,100	1,481,986
Eastman Kodak Co. (a)	600	6,510
Electronics For Imaging, Inc. (a),(b),(d)	31,985	1,355,844
EMC Corp. (b)	6,556	174,718
Emcore Corp. (a)	20,100	100,500
F5 Networks, Inc. (a)	23,700	2,508,645
Finisar Corp. (a)	62,400	1,138,176
Gigamon, Inc. (a)	300	9,306
Harmonic, Inc. (a)	1,600	5,232
HP, Inc.	183,000	2,254,560
Hutchinson Technology, Inc. (a)	4,800	17,568
Imation Corp. (a)	900	1,395
Immersion Corp. (a)	5,000	41,300
Imprivata, Inc. (a)	5,300	66,939
Infinera Corp. (a),(b),(d)	63,100	1,013,386
Infoblox, Inc. (a)	4,900	83,790
InterDigital, Inc.	900	50,085
Ixia (a)	200	2,492
Knowles Corp. (a)	13	171
KVH Industries, Inc. (a)	700	6,685
Lexmark International, Inc. Class A	3,500	117,005
Lumentum Holdings, Inc. (a)	27,700	747,069
Mercury Systems, Inc. (a)	4,000	81,200
Motorola Solutions, Inc.	71,800	5,435,260
Multi-Fineline Electronix, Inc. (a)	3,300	76,593
NETGEAR, Inc. (a)	500	20,185
Polycom, Inc. (a)	1,300	14,495
Rovi Corp. (a)	59,800	1,226,498
ShoreTel, Inc. (a)	27,900	207,576

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Skullcandy, Inc. (a)	3,600	$12,816
Sonus Networks, Inc. (a)	20,400	153,612
Stratasys Ltd. (a)	15,871	411,376
Telenav, Inc. (a),(c)	2,600	15,340
TTM Technologies, Inc. (a)	11,500	76,475
VeriFone Systems, Inc. (a),(c)	15,500	437,720
Viavi Solutions, Inc. (a),(c)	38,600	264,796
Vicor Corp. (a)	500	5,240
Vishay Precision Group, Inc. (a)	5,300	74,253
Vocera Communications, Inc. (a)	6,800	86,700
VOXX International Corp. (a),(c)	1,800	8,046
Western Digital Corp. (c)	307,100	14,507,404

		37,047,862

Health Care Facilities & Services — 3.1%
Addus HomeCare Corp. (a)	1,900	32,661
Aetna, Inc. (b),(d)	86,850	9,757,598
Almost Family, Inc. (a)	2,100	78,204
Amedisys, Inc. (a)	700	33,838
AmerisourceBergen Corp. (b),(d)	93,000	8,049,150
Brookdale Senior Living, Inc. (a),(b),(c),(d)	83,161	1,320,597
Capital Senior Living Corp. (a)	900	16,668
Centene Corp. (a),(b)	1,615	99,448
Civitas Solutions, Inc. (a)	100	1,743
Community Health Systems, Inc. (a)	5,200	96,252
Digirad Corp. (c)	1,900	9,424
Envision Healthcare Holdings, Inc. (a),(c)	14,200	289,680
Enzo Biochem, Inc. (a)	700	3,185
Five Star Quality Care, Inc. (a)	6,100	13,969
Great Basin Scientific, Inc. (a)	455	3,262
HCA Holdings, Inc. (a),(b),(c)	249,630	19,483,621
Healthways, Inc. (a)	12,100	122,089
Humana, Inc. (b),(c),(d)	84,823	15,518,368
Inc. Research Holdings, Inc. Class A (a)	1,400	57,694
Laboratory Corp. of America Holdings (a),(b),(c),(d)	207,430	24,296,276
LHC Group, Inc. (a)	700	24,892
Magellan Health, Inc. (a)	3,300	224,169
McKesson Corp. (b),(c)	47,900	7,532,275
Molina Healthcare, Inc. (a)	1,700	109,633
PharMerica Corp. (a)	1,400	30,954
Premier, Inc. Class A (a)	15,800	527,088
Quest Diagnostics, Inc. (b),(d)	301,150	21,517,167
Quintiles Transnational Holdings, Inc. (a)	22,300	1,451,730
RadNet, Inc. (a),(c)	5,500	26,565
Select Medical Holdings Corp.	100	1,181
Surgical Care Affiliates, Inc. (a)	1,000	46,280

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
UnitedHealth Group, Inc. (b),(d)	17,500	$2,255,750
Universal American Corp.	8,200	58,548
Universal Health Services, Inc. Class B (b),(c),(d)	143,380	17,882,354
VCA, Inc. (a),(c)	9,100	524,979

		131,497,292

Home & Office Products — 0.3%
American Woodmark Corp. (a),(c)	7,700	574,343
Armstrong World Industries, Inc. (a)	44,100	2,133,117
Blount International, Inc. (a)	5,100	50,898
CalAtlantic Group, Inc.	80	2,674
Hooker Furniture Corp.	1,400	45,990
Interface, Inc.	1,200	22,248
Kimball International, Inc. Class B	5,700	64,695
Knoll, Inc.	1,000	21,650
La-Z-Boy, Inc.	3,200	85,568
Libbey, Inc.	3,300	61,380
Masco Corp. (c)	263,400	8,283,930
Masonite International Corp. (a)	1,400	91,700
Mohawk Industries, Inc. (a),(b),(c),(d)	2,520	481,068
NACCO Industries, Inc. Class A	100	5,741
Quanex Building Products Corp.	3,400	59,024
Scotts Miracle-Gro Co. Class A	18,600	1,353,522
Toll Brothers, Inc. (a)	13,700	404,287

		13,741,835

Industrial Services — 0.2%
Electro Rent Corp.	2,400	22,224
HD Supply Holdings, Inc. (a),(c)	161,900	5,354,033
McGrath RentCorp	400	10,032
Titan Machinery, Inc. (a)	600	6,936
United Rentals, Inc. (a)	200	12,438
Watsco, Inc.	100	13,474
WESCO International, Inc. (a),(c)	42,200	2,307,074

		7,726,211

Institutional Financial Services — 0.1%
BGC Partners, Inc. Class A	5,400	48,870
Evercore Partners, Inc. Class A	21,273	1,100,878
Goldman Sachs Group, Inc. (The) (c)	6,017	944,548
Houlihan Lokey, Inc.	800	19,920
INTL. FCStone, Inc. (a)	600	16,038
Investment Technology Group, Inc.	300	6,630
KCG Holdings, Inc. Class A (a)	11,700	139,815
Piper Jaffray Cos. (a)	3,500	173,460

		2,450,159

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Insurance — 0.4%
Allied World Assurance Co. Holdings AG	900	$31,446
American Equity Investment Life Holding Co.	13,300	223,440
American International Group, Inc. (c)	97,705	5,280,955
Arthur J Gallagher & Co.	47,500	2,112,800
Assured Guaranty Ltd.	210,308	5,320,792
Atlas Financial Holdings, Inc. (a)	100	1,814
Citizens, Inc. (a)	200	1,448
eHealth, Inc. (a)	400	3,756
Employers Holdings, Inc. (c)	8,600	242,004
Genworth Financial, Inc. Class A (a)	34,900	95,277
Greenlight Capital Re Ltd. A Shares (a)	1,600	34,864
Hartford Financial Services Group, Inc. (c)	33,947	1,564,278
Heritage Insurance Holdings, Inc.	5,000	79,850
Lincoln National Corp.	34,500	1,352,400
Maiden Holdings Ltd.	2,700	34,938
Old Republic International Corp.	18,200	332,696
OneBeacon Insurance Group Ltd. Class A	7,400	94,202
Principal Financial Group, Inc.	7,000	276,150
Prudential Financial, Inc. (c)	12,026	868,518
Radian Group, Inc.	11,200	138,880
State Auto Financial Corp.	82	1,809
State National Cos., Inc.	1,500	18,900
Universal Insurance Holdings, Inc.	600	10,680
Validus Holdings Ltd.	1,100	51,909
Voya Financial, Inc.	2,700	80,379

		18,254,185

Iron & Steel — 0.1%
Allegheny Technologies, Inc.	300	4,890
Commercial Metals Co.	500	8,485
Nucor Corp.	84,400	3,992,120
Ryerson Holding Corp. (a)	1,300	7,228
Steel Dynamics, Inc.	27,000	607,770
SunCoke Energy, Inc.	13,000	84,500
United States Steel Corp.	9,100	146,055
Worthington Industries, Inc. (c)	3,100	110,484

		4,961,532

Leisure Products — 0.0%
Black Diamond, Inc. (a)	600	2,712
Callaway Golf Co.	1,200	10,944
JAKKS Pacific, Inc. (a)	500	3,720
LeapFrog Enterprises, Inc. (a)	9,200	9,154
Malibu Boats, Inc. (a)	100	1,640

		28,170

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Machinery — 0.1%
Alamo Group, Inc.	100	$5,571
Colfax Corp. (a)	16,300	466,017
Columbus McKinnon Corp.	1,400	22,064
Federal Signal Corp.	10,700	141,882
Graham Corp.	1,700	33,847
Hyster-Yale Materials Handling, Inc.	400	26,640
Intevac, Inc. (a),(c)	1,100	4,950
Joy Global, Inc.	97,000	1,558,790
Kadant, Inc. (c)	1,900	85,804
Raven Industries, Inc.	1,100	17,622
Rofin-Sinar Technologies, Inc. (a),(c)	2,200	70,884
Sensata Technologies Holding NV (a)	7,800	302,952
SPX Corp.	11,600	174,232
SPX FLOW, Inc. (a)	5,000	125,400
Toro Co.	500	43,060
Xerium Technologies, Inc. (a)	4,300	22,446

		3,102,161

Manufactured Goods — 0.0%
Aegion Corp. (a),(c)	3,500	73,815
Chart Industries, Inc. (a),(c)	12,100	262,812
Dynamic Materials Corp.	1,900	12,312
Gibraltar Industries, Inc. (a)	8,400	240,240
Global Brass & Copper Holdings, Inc.	5,300	132,235
Insteel Industries, Inc.	3,400	103,938
LB Foster Co. Class A	7,000	127,120
NCI Building Systems, Inc. (a)	2,800	39,760

		992,232

Media — 2.8%
A H Belo Corp. Class A	2,100	10,101
Alphabet, Inc. Class C (a),(b),(c)	2,767	2,061,277
Autobytel, Inc. (a)	2,300	39,928
Bankrate, Inc. (a)	13,900	127,463
Blucora, Inc. (a)	600	3,096
Boingo Wireless, Inc. (a)	6,800	52,496
Cablevision Systems Corp. Class A (c)	492,904	16,265,832
CBS Corp. Class B (c)	195,400	10,764,586
Charter Communications, Inc. Class A (a),(c)	74,800	15,141,764
Clear Channel Outdoor Holdings, Inc. Class A	8,700	40,890
Comcast Corp. Class A (c)	214,246	13,086,146
DHI Group, Inc. (a)	600	4,842
Discovery Communications, Inc. Class A (a)	200	5,726
DISH Network Corp. Class A (a),(c)	48,900	2,262,114
EchoStar Corp. Class A (a)	400	17,716

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Entercom Communications Corp. Class A (a)	3,700	$39,146
Entravision Communications Corp. Class A	500	3,720
Eros International PLC (a)	1,700	19,567
Everyday Health, Inc. (a)	800	4,480
Expedia, Inc.	74,716	8,055,879
Gannett Co., Inc.	200	3,028
Gray Television, Inc. (a)	14,300	167,596
Harte-Hanks, Inc. (c)	19,200	48,576
IAC/InterActiveCorp	3,600	169,488
Interpublic Group of Cos., Inc.	20,400	468,180
Lee Enterprises, Inc. (a)	300	540
Liberty Broadband Corp. Class A (a),(b)	2,779	161,627
Liberty Broadband Corp. Class C (a),(b)	7,005	405,940
Liberty Media Corp. (a),(b)	32,887	1,261,993
Liberty TripAdvisor Holdings, Inc. Class A (a)	10,900	241,544
Marin Software, Inc. (a)	100	302
Match Group, Inc. (a)	2,400	26,544
McClatchy Co. Class A (a)	2,000	2,100
MDC Partners, Inc. Class A	1,000	23,600
MSG Networks, Inc. (a),(c)	36,900	638,001
National CineMedia, Inc.	9,100	138,411
New York Times Co. Class A	9,000	112,140
News Corp. Class A	132,400	1,690,748
RetailMeNot, Inc. (a)	17,000	136,170
Rubicon Project, Inc. (a)	800	14,624
Shutterfly, Inc. (a)	3,300	153,021
Stamps.com, Inc. (a)	4,300	457,004
Starz (a)	12,700	334,391
TechTarget, Inc. (a),(c)	4,800	35,616
TEGNA, Inc.	100	2,346
Time Warner Cable, Inc. (b),(c)	150,941	30,885,547
Townsquare Media, Inc. Class A (a)	100	1,121
VeriSign, Inc. (a),(c)	27,100	2,399,434
Viacom, Inc.	18,000	743,040
WebMD Health Corp. (a),(c)	31,000	1,941,530
XO Group, Inc. (a),(c)	5,200	83,460
Yahoo!, Inc. (a),(b),(c)	228,800	8,422,128
YuMe, Inc. (a)	300	1,122

		119,177,681

Medical Equipment & Devices — 3.0%
Affymetrix, Inc. (a)	11,200	156,912
Agilent Technologies, Inc. (c)	94,400	3,761,840
AngioDynamics, Inc. (a)	7,300	89,717
AtriCure, Inc. (a)	100	1,683
Baxter International, Inc. (c)	36,200	1,487,096
Bruker Corp.	8,200	229,600

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
CONMED Corp.	300	$12,582
CR Bard, Inc. (b),(c)	61,925	12,550,340
CryoLife, Inc.	3,700	39,775
Cutera, Inc. (a)	2,100	23,625
Dentsply Sirona, Inc. (c),(d)	372,710	22,970,117
Derma Sciences, Inc. (a)	300	930
DexCom, Inc. (a),(b),(c),(d)	363,330	24,673,740
Edwards Lifesciences Corp. (a),(b),(c)	149,130	13,154,757
Exactech, Inc. (a)	1,800	36,468
Genomic Health, Inc. (a),(c)	3,800	94,126
Harvard Bioscience, Inc. (a)	500	1,510
HeartWare International, Inc. (a)	5,200	163,384
Hologic, Inc. (a)	56,200	1,938,900
ICU Medical, Inc. (a)	700	72,870
IDEXX Laboratories, Inc. (a)	100	7,832
Inogen, Inc. (a)	600	26,988
Intuitive Surgical, Inc. (a)	500	300,525
LeMaitre Vascular, Inc.	300	4,656
Luminex Corp. (a),(c)	8,000	155,200
Masimo Corp. (a)	500	20,920
Medtronic PLC (b),(d)	22,000	1,650,000
Merit Medical Systems, Inc. (a)	14,300	264,407
Myriad Genetics, Inc. (a)	1,600	59,888
NuVasive, Inc. (a)	2,500	121,625
NxStage Medical, Inc. (a)	5,800	86,942
OraSure Technologies, Inc. (a)	28,500	206,055
Orthofix International NV (a)	8,500	352,920
QIAGEN NV (a)	3,183	71,108
ResMed, Inc.	2,600	150,332
RTI Surgical, Inc. (a)	15,800	63,200
St Jude Medical, Inc.	23,700	1,303,500
STAAR Surgical Co. (a)	900	6,651
SurModics, Inc. (a)	2,800	51,548
Teleflex, Inc.	1,400	219,814
Thermo Fisher Scientific, Inc. (b),(d)	74,660	10,571,110
VWR Corp. (a),(b),(c),(d)	60,189	1,628,714
Waters Corp. (a),(b)	21,331	2,813,986
Wright Medical Group NV (a)	19,399	322,023
Zeltiq Aesthetics, Inc. (a),(c)	2,700	73,332
Zimmer Holdings, Inc. (b),(c),(d)	246,204	26,252,733

		128,245,981

Metals & Mining — 0.0%
Alcoa, Inc.	7	67
Century Aluminum Co. (a)	13,200	93,060
Encore Wire Corp.	800	31,144
Ferroglobe PLC	4,800	42,288

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Freeport-McMoRan, Inc.	94,300	$975,062
Harsco Corp.	300	1,635
McEwen Mining, Inc.	1,700	3,196
Newmont Mining Corp.	13,200	350,856
Royal Gold, Inc.	1,800	92,322
Stillwater Mining Co. (a)	9,800	104,370

		1,694,000

Oil, Gas & Coal — 1.3%
Anadarko Petroleum Corp.	3,500	162,995
Apache Corp.	2,600	126,906
Archrock, Inc.	5,000	40,000
Atwood Oceanics, Inc.	50,800	465,836
Baker Hughes, Inc. (c)	206,100	9,033,363
Bill Barrett Corp. (a)	1,300	8,086
Bristow Group, Inc.	2,100	39,732
California Resources Corp.	219,304	225,883
Chesapeake Energy Corp.	283,300	1,167,196
Cimarex Energy Co.	2,900	282,083
Civeo Corp. (a)	1,300	1,599
Concho Resources, Inc. (a),(c)	33,400	3,374,736
CONSOL Energy, Inc.	56,100	633,369
Contango Oil & Gas Co. (a)	300	3,537
Continental Resources, Inc. (a)	5,800	176,088
CVR Energy, Inc.	300	7,830
Dawson Geophysical Co. (a)	740	3,382
Denbury Resources, Inc.	102,300	227,106
Diamond Offshore Drilling, Inc.	10,000	217,300
Dril-Quip, Inc. (a),(c)	700	42,392
Energen Corp.	2,500	91,475
Ensco PLC Class A	400	4,148
EP Energy Corp. Class A (a)	4,100	18,532
EQT Corp.	25,100	1,688,226
Evolution Petroleum Corp. (c)	1,200	5,832
FMC Technologies, Inc. (a),(c)	279,700	7,652,592
Forum Energy Technologies, Inc. (a)	5,700	75,240
Gulf Island Fabrication, Inc.	4,000	31,400
Gulfport Energy Corp. (a),(c)	43,000	1,218,620
Hallador Energy Co.	600	2,742
Halliburton Co. (c)	306,400	10,944,608
Helix Energy Solutions Group, Inc. (a),(c)	44,300	248,080
Hess Corp.	19,500	1,026,675
ION Geophysical Corp. (a)	386	3,119
Marathon Oil Corp.	14,500	161,530
Marathon Petroleum Corp. (b)	80,141	2,979,642
Matrix Service Co. (a)	5,400	95,580
McDermott International, Inc. (a)	800	3,272

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Mitcham Industries, Inc. (a)	200	$612
MRC Global, Inc. (a)	4,900	64,386
Nabors Industries Ltd.	77,100	709,320
Natural Gas Services Group, Inc. (a)	1,700	36,771
Newfield Exploration Co. (a)	59,200	1,968,400
Newpark Resources, Inc. (a)	15,600	67,392
Noble Energy, Inc.	31,203	980,086
NOW, Inc. (a)	15,800	279,976
Oasis Petroleum, Inc. (a)	100	728
Oceaneering International, Inc.	10,300	342,372
Oil States International, Inc. (a),(c)	20,200	636,704
Parsley Energy, Inc. Class A (a)	3,600	81,360
PBF Energy, Inc. Class A	100	3,320
PDC Energy, Inc. (a)	15,000	891,750
Peabody Energy Corp.	7,680	17,818
QEP Resources, Inc. (c)	55,100	777,461
Range Resources Corp.	900	29,142
Rowan Cos. PLC Class A	1,500	24,150
SemGroup Corp. Class A	1,200	26,880
SM Energy Co.	14,300	267,982
Southwestern Energy Co. (a),(c)	315,400	2,545,278
Stone Energy Corp. (a)	23,200	18,328
Tesco Corp.	1,500	12,915
Tesoro Corp. (b)	20,382	1,753,056
TETRA Technologies, Inc. (a)	12,300	78,105
TransAtlantic Petroleum Ltd. (a)	300	225
Transocean Ltd. (b)	1,912	17,001
Ultra Petroleum Corp. (a)	24,400	12,151
Unit Corp. (a)	5,900	51,979
VAALCO Energy, Inc. (a)	4,000	3,760
Weatherford International PLC (a)	28,100	218,618
Western Refining, Inc. (b)	7,620	221,666
Whiting Petroleum Corp. (a)	136,453	1,088,895
Williams Cos., Inc. (a)	12,000	192,840
World Fuel Services Corp.	4,000	194,320

		56,106,479

Passenger Transportation — 0.2%
Delta Air Lines, Inc.	24,600	1,197,528
Era Group, Inc. (a)	100	938
Hawaiian Holdings, Inc. (a),(c)	39,600	1,868,724
SkyWest, Inc.	300	5,997
Southwest Airlines Co.	15,500	694,400
Spirit Airlines, Inc. (a),(c)	76,700	3,680,066
Virgin America, Inc. (a)	3,900	150,384

		7,598,037

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Real Estate — 1.6%
Agree Realty Corp.	1,900	$73,093
American Tower Corp. (b),(c),(d)	32,717	3,349,239
Apartment Investment & Management Co. Class A	1,600	66,912
Armada Hoffler Properties, Inc. (c)	17,800	200,250
Ashford Hospitality Prime, Inc.	78	910
Care Capital Properties, Inc.	500	13,420
CareTrust REIT, Inc.	500	6,350
CBRE Group, Inc. (a),(c)	109,800	3,164,436
Cedar Realty Trust, Inc.	2,000	14,460
Colony Starwood Homes	498	12,326
CorEnergy Infrastructure Trust, Inc.	100	2,011
Crown Castle International Corp.	29,500	2,551,750
Equinix, Inc.	373	123,355
Equity Commonwealth (a)	3,900	110,058
FelCor Lodging Trust, Inc.	36,100	293,132
Forest City Realty Trust, Inc.—Class A, (REIT)	109,644	2,312,392
Gaming and Leisure Properties, Inc.	4,400	136,048
Geo Group, Inc. (The)	2,500	86,675
Getty Realty Corp.	1,700	33,711
Gladstone Commercial Corp.	7,900	129,402
Gramercy Property Trust REIT	61	515
InfraREIT, Inc.	8,000	136,400
Investors Real Estate Trust	400	2,904
Iron Mountain, Inc.	300	10,173
Jones Lang LaSalle, Inc. (c)	3,700	434,084
Kennedy-Wilson Holdings, Inc. (c)	131,155	2,872,295
Lamar Advertising Co. Class A (c),(d)	360,046	22,142,829
Monmouth Real Estate Investment Corp. Class A	200	2,378
Monogram Residential Trust, Inc.	2,300	22,678
New York REIT, Inc. (c)	1,034,775	10,451,227
NexPoint Residential Trust, Inc.	200	2,618
NorthStar Realty Europe Corp. (c)	69,508	806,293
NorthStar Realty Finance Corp. (c)	710,989	9,328,176
One Liberty Properties, Inc.	1,200	26,892
Outfront Media, Inc.	19,000	400,900
Potlatch Corp.	700	22,050
Realogy Holdings Corp. (a),(c)	130,900	4,726,799
Ryman Hospitality Properties, Inc.	200	10,296
Saul Centers, Inc.	100	5,302
Silver Bay Realty Trust Corp.	600	8,910
Taubman Centers, Inc.	27,200	1,937,456
UDR, Inc.	1,100	42,383
Urstadt Biddle Properties, Inc. Class A	1,500	31,425
Winthrop Realty Trust	13,300	174,629
WP Carey, Inc.	200	12,448

		66,291,990

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Recreation Facilities & Services — 0.1%
AMC Entertainment Holdings, Inc. Class A	100	$2,799
Cinemark Holdings, Inc.	5,800	207,814
ClubCorp Holdings, Inc.	1,000	14,040
International Speedway Corp. Class A	1,100	40,601
Intrawest Resorts Holdings, Inc. (a)	2,606	22,281
Live Nation Entertainment, Inc. (a)	2,600	58,006
Marcus Corp.	1,600	30,320
Planet Fitness, Inc. Class A (a)	100	1,624
RCI Hospitality Holdings, Inc.	200	1,772
Regal Entertainment Group Class A	13,300	281,162
Six Flags Entertainment Corp.	43,900	2,436,011
Speedway Motorsports, Inc.	1,600	31,728
Town Sports International Holdings, Inc. (a)	900	2,583

		3,130,741

Renewable Energy — 0.2%
Advanced Energy Industries, Inc. (a)	1,500	52,185
Ameresco, Inc. Class A (a)	400	1,908
Broadwind Energy, Inc. (a)	200	602
First Solar, Inc. (a),(c)	104,000	7,120,880
Renewable Energy Group, Inc. (a)	12,800	120,832

		7,296,407

Retail—Consumer Staples — 0.2%
Chefs’ Warehouse, Inc. (The) (a)	500	10,145
Dollar Tree, Inc. (a),(b),(c),(d)	16,210	1,336,677
Rite Aid Corp. (a),(b)	67,081	546,710
SpartanNash Co.	1,900	57,589
Sprouts Farmers Market, Inc. (a),(b),(d)	126,025	3,659,766
SUPERVALU, Inc. (a)	120,600	694,656
TravelCenters of America LLC (a)	1,100	7,447

		6,312,990

Retail—Discretionary — 0.9%
1-800-Flowers.com, Inc. Class A (a)	1,300	10,244
Amazon.com, Inc. (a),(b)	2,346	1,392,679
American Eagle Outfitters, Inc.	11,500	191,705
AutoNation, Inc. (a)	1,000	46,680
Big 5 Sporting Goods Corp.	6,600	73,326
BMC Stock Holdings, Inc. (a)	100	1,662
Chegg, Inc. (a)	500	2,230
Christopher & Banks Corp. (a)	100	239
Citi Trends, Inc. (c)	2,800	49,924
Destination Maternity Corp.	500	3,420
Destination XL Group, Inc. (a)	300	1,551

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
eBay, Inc. (a)	11,900	$283,934
Etsy, Inc. (a)	400	3,480
EVINE Live, Inc. (a)	1,800	2,106
Express, Inc. (a)	49,600	1,061,936
Ezcorp, Inc. Class A (a)	1,600	4,752
Genesco, Inc. (a)	100	7,225
GNC Holdings, Inc. Class A	31,600	1,003,300
Hertz Global Holdings, Inc. (a)	12,600	132,678
Home Depot, Inc. (c)	116,300	15,517,909
Kirkland’s, Inc.	6,500	113,815
L Brands, Inc.	20,300	1,782,543
Lands’ End, Inc. (a)	1,000	25,510
Liberty Interactive Corp. Class A (a),(c)	32,204	813,151
Liquidity Services, Inc. (a)	2,500	12,950
Lululemon Athletica, Inc. (a),(b),(c),(d)	16,035	1,085,730
Michaels Cos., Inc. (a)	7,400	206,978
New York & Co., Inc. (a)	400	1,584
Office Depot, Inc. (a)	200	1,420
Restoration Hardware Holdings, Inc. (a)	5,700	238,830
Sally Beauty Holdings, Inc. (a),(c)	53,400	1,729,092
Sears Hometown and Outlet Stores, Inc. (a)	400	2,568
Signet Jewelers Ltd. (b),(d)	14,900	1,848,047
Staples, Inc.	47,900	528,337
Stein Mart, Inc.	6,800	49,844
Tile Shop Holdings, Inc. (a)	9,700	144,627
Tilly’s, Inc. Class A (a)	300	2,007
Tuesday Morning Corp. (a)	400	3,272
Ulta Salon Cosmetics & Fragrance, Inc. (a),(c)	41,800	8,098,332
United Online, Inc. (a),(c)	4,200	48,468
Vera Bradley, Inc. (a)	7,400	150,516
Williams-Sonoma, Inc.	500	27,370

		36,705,971

Semiconductors — 0.9%
Alpha & Omega Semiconductor Ltd. (a)	5,400	63,990
Amkor Technology, Inc. (a)	29,100	171,399
Analog Devices, Inc.	17,400	1,029,906
Applied Materials, Inc. (c)	578,900	12,261,102
Applied Micro Circuits Corp. (a)	100	646
Axcelis Technologies, Inc. (a)	11,000	30,800
Cascade Microtech, Inc. (a)	400	8,248
CEVA, Inc. (a),(c)	700	15,750
Cohu, Inc.	5,800	68,904
Cree, Inc. (a),(c)	38,600	1,123,260
DSP Group, Inc. (a)	2,900	26,448
Electro Scientific Industries, Inc. (a)	11,100	79,365

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Exar Corp. (a)	100	$575
FormFactor, Inc. (a)	11,300	82,151
GSI Technology, Inc. (a)	418	1,714
II-VI, Inc. (a)	2,900	62,959
Inphi Corp. (a)	500	16,670
Intel Corp.	19	614
InvenSense, Inc. (a)	12,400	104,160
IXYS Corp.	8,300	93,126
Kemet Corp. (a)	2,400	4,632
KLA-Tencor Corp.	100,500	7,317,405
Lam Research Corp.	86,300	7,128,380
Lattice Semiconductor Corp. (a),(c)	2,600	14,768
Linear Technology Corp.	9,400	418,864
Maxim Integrated Products, Inc.	19,500	717,210
Micron Technology, Inc. (a),(c)	170,000	1,779,900
Oclaro, Inc. (a)	22,800	123,120
ON Semiconductor Corp. (a)	65,100	624,309
Park Electrochemical Corp.	1,700	27,217
Photronics, Inc. (a),(c)	20,500	213,405
Qualcomm, Inc.	101,000	5,165,140
Rudolph Technologies, Inc. (a),(c)	7,900	107,914
Semtech Corp. (a)	3,800	83,562
SunEdison Semiconductor Ltd. (a)	2,500	16,200
Tessera Technologies, Inc.	4,500	139,500
Ultra Clean Holdings, Inc. (a)	5,700	30,552
Vishay Intertechnology, Inc.	2,000	24,420
Xcerra Corp. (a)	300	1,956
Xilinx, Inc.	8,600	407,898

		39,588,139

Software — 1.0%
Activision Blizzard, Inc.	3,200	108,288
Adobe Systems, Inc. (a)	3,000	281,400
Agilysys, Inc. (a)	700	7,147
Akamai Technologies, Inc. (a)	54,900	3,050,793
Allscripts Healthcare Solutions, Inc. (a)	300	3,963
Apigee Corp. (a)	1,400	11,634
Autodesk, Inc. (a),(c)	82,100	4,787,251
AVG Technologies NV (a)	900	18,675
Bazaarvoice, Inc. (a)	14,300	45,045
Box, Inc. Class A (a)	200	2,452
Brightcove, Inc. (a)	2,000	12,480
Calix, Inc. (a)	1,600	11,344
Carbonite, Inc. (a)	6,500	51,805
ChannelAdvisor Corp. (a)	1,300	14,625
Citrix Systems, Inc. (a),(c)	15,800	1,241,564
CommVault Systems, Inc. (a),(b)	36,270	1,565,776

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Cvent, Inc. (a)	100	$2,140
Digi International, Inc. (a)	5,300	49,979
Electronic Arts, Inc. (a),(b),(c),(d)	41,855	2,767,034
Five9, Inc. (a)	1,700	15,113
Fortinet, Inc. (a)	14,300	438,009
InnerWorkings, Inc. (a)	300	2,385
Interactive Intelligence Group, Inc. (a)	300	10,926
Intralinks Holdings, Inc. (a)	8,900	70,132
KEYW Holding Corp. (The) (a)	300	1,992
Limelight Networks, Inc. (a)	14,800	26,788
Lionbridge Technologies, Inc. (a)	2,500	12,650
LivePerson, Inc. (a)	200	1,170
Marketo, Inc. (a)	100	1,957
Mentor Graphics Corp.	10,500	213,465
Microsoft Corp.	72,343	3,995,504
MicroStrategy, Inc. Class A (a)	4,000	718,880
Model N, Inc. (a)	3,500	37,695
Monotype Imaging Holdings, Inc.	2,000	47,840
Nuance Communications, Inc. (a)	40,700	760,683
Paycom Software, Inc. (a),(b),(d)	49,860	1,775,016
PDF Solutions, Inc. (a)	1,100	14,718
QAD, Inc. Class A	2,900	61,625
Rackspace Hosting, Inc. (a)	139,900	3,020,441
Red Hat, Inc. (a),(b),(c)	25,125	1,872,064
salesforce.com, Inc. (a),(b),(c),(d)	20,720	1,529,758
SciQuest, Inc. (a)	2,200	30,536
Seachange International, Inc. (a)	1,600	8,832
SS&C Technologies Holdings, Inc. (c)	30,696	1,946,740
Support.com, Inc. (a)	1,400	1,204
Symantec Corp.	18,500	340,030
Tableau Software, Inc. Class A (a)	400	18,348
Take-Two Interactive Software, Inc. (a)	23,900	900,313
VASCO Data Security International, Inc. (a)	500	7,700
VMware, Inc. Class A (a),(c)	167,000	8,735,770
Web.com Group, Inc. (a)	900	17,838
Zendesk, Inc. (a)	10,500	219,765
Zynga, Inc. Class A (a)	27,000	61,560

		40,950,842

Specialty Finance — 0.3%
AG Mortgage Investment Trust, Inc.	13,900	181,673
Aircastle Ltd.	400	8,896
Altisource Residential Corp.	300	3,600
American Capital Agency Corp. (c)	38	708
American Capital Mortgage Investment Corp.	21,800	320,024
Annaly Capital Management, Inc.	7,300	74,898
Anworth Mortgage Asset Corp.	14,300	66,638

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Apollo Commercial Real Estate Finance, Inc.	14,000	$228,200
Arbor Realty Trust, Inc.	9,200	62,284
Blackhawk Network Holdings, Inc. (a)	400	13,720
Blackstone Mortgage Trust, Inc. Class A	600	16,116
Capital One Financial Corp.	36,582	2,535,498
Cherry Hill Mortgage Investment Corp.	600	8,496
Chimera Investment Corp.	11,558	157,073
Consumer Portfolio Services, Inc. (a)	1,400	5,922
CoreLogic, Inc. (a)	32,100	1,113,870
Dynex Capital, Inc.	1,400	9,310
Ellie Mae, Inc. (a)	1,600	145,024
Ellington Residential Mortgage REIT	3,500	41,895
Enova International, Inc. (a)	700	4,417
Essent Group Ltd. (a)	2,800	58,240
Fidelity National Information Services, Inc. (b),(d)	27,600	1,747,356
First Data Corp. Class A (a)	1,700	21,998
FNF Group	1,200	40,680
HFF, Inc. Class A	1,600	44,048
Higher One Holdings, Inc. (a)	3,700	14,467
Ladder Capital Corp.	52	647
Meta Financial Group, Inc.	1,300	59,280
MFA Financial, Inc.	46,700	319,895
MGIC Investment Corp. (a)	180,463	1,384,151
MoneyGram International, Inc. (a)	700	4,284
Newcastle Investment Corp.	8,033	34,783
Newtek Business Services Corp.	1,813	22,663
Nicholas Financial, Inc. (a)	700	7,553
On Deck Capital, Inc. (a)	600	4,674
OneMain Holdings, Inc. (a),(c)	55,662	1,526,809
Regional Management Corp. (a)	600	10,266
Santander Consumer USA Holdings, Inc. (a)	62,700	657,723
Square, Inc. (a)	8,200	125,296
Synchrony Financial (a),(c)	96,444	2,764,085
Two Harbors Investment Corp.	62,100	493,074
ZAIS Financial Corp.	1,900	28,348

		14,368,582

Technology Services — 0.4%
Black Box Corp.	4,200	56,574
CDW Corp.	9,000	373,500
Ciber, Inc. (a)	3,800	8,018
Cognizant Technology Solutions Corp. Class A (a),(b),(c)	68,370	4,286,799
CSG Systems International, Inc.	600	27,096
CSRA, Inc.	3,200	86,080
Forrester Research, Inc.	100	3,361
Hewlett Packard Enterprise Co.	10,700	189,711

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
ICF International, Inc. (a)	200	$6,874
IHS, Inc. Class A (a)	600	74,496
Leidos Holdings, Inc. (c)	19,600	986,272
MarketAxess Holdings, Inc. (b),(d)	10,000	1,248,300
Markit Ltd. (a)	600	21,210
MSCI, Inc. (c)	25,240	1,869,779
Perficient, Inc. (a)	800	17,376
PFSweb, Inc. (a)	3,200	41,984
Rightside Group Ltd. (a)	200	1,610
Sabre Corp. (c)	187,900	5,434,068
ServiceSource International, Inc. (a)	600	2,556
Teradata Corp. (a)	700	18,368
TransUnion (a),(b),(c)	49,367	1,363,023
Travelport Worldwide Ltd.	25,500	348,330

		16,465,385

Telecommunications — 0.1%
8x8, Inc. (a)	1,700	17,102
Alaska Communications Systems Group, Inc. (a)	6,200	11,036
Cogent Communications Holdings, Inc.	11,200	437,136
DigitalGlobe, Inc. (a)	4,900	84,770
EarthLink Holdings Corp.	600	3,402
FairPoint Communications, Inc. (a),(c)	4,500	66,960
General Communication, Inc. Class A (a),(c)	5,600	102,592
Hawaiian Telcom Holdco, Inc. (a)	1,200	28,260
IDT Corp. Class B	7,800	121,602
Inteliquent, Inc. (c)	6,400	102,720
Internap Network Services Corp. (a)	3,700	10,101
j2 Global, Inc. (b),(d)	22,125	1,362,457
Level 3 Communications, Inc. (a)	20	1,057
Lumos Networks Corp. (a)	4,200	53,928
Spok Holdings, Inc.	2,700	47,277
Telephone & Data Systems, Inc. (c)	8,400	252,756
Vonage Holdings Corp. (a)	2,800	12,796
West Corp. (c)	20,700	472,374
Zayo Group Holdings, Inc. (a)	29,000	702,960
Zix Corp. (a),(c)	36,700	144,231

		4,035,517

Transportation & Logistics — 0.1%
Air Transport Services Group, Inc. (a),(c)	20,300	312,214
ArcBest Corp.	4,300	92,837
Atlas Air Worldwide Holdings, Inc. (a)	200	8,454
Celadon Group, Inc.	600	6,288
Covenant Transportation Group, Inc. Class A (a)	600	14,514
CSX Corp.	4,300	110,725
Expeditors International of Washington, Inc.	3,500	170,835

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Hub Group, Inc. Class A (a)	6,600	$269,214
JB Hunt Transport Services, Inc.	10,700	901,368
Kirby Corp. (a)	4,800	289,392
Marten Transport Ltd.	800	14,976
ModusLink Global Solutions, Inc. (a)	2,500	3,675
Navios Maritime Acquisition Corp.	9,300	14,787
Roadrunner Transportation Systems, Inc. (a)	800	9,968
Ryder System, Inc. (c)	33,400	2,163,652
Saia, Inc. (a)	4,800	135,120
Swift Transportation Co. (a)	68,600	1,278,018
USA Truck, Inc. (a)	700	13,188
Werner Enterprises, Inc.	400	10,864
YRC Worldwide, Inc. (a)	6,000	55,920

		5,876,009

Transportation Equipment — 0.3%
Accuride Corp. (a)	7,700	11,935
Allison Transmission Holdings, Inc. (c)	38,800	1,046,824
American Railcar Industries, Inc.	800	32,584
Commercial Vehicle Group, Inc. (a)	1,700	4,505
Cummins, Inc.	119,000	13,082,860
FreightCar America, Inc.	900	14,022
Greenbrier Cos., Inc. (The)	4,800	132,672
Spartan Motors, Inc. (c)	200	790
Trinity Industries, Inc.	100	1,831

		14,328,023

Utilities — 0.0%
Cleco Corp. (b)	5,465	301,723
ITC Holdings Corp. (b)	22,000	958,540
Middlesex Water Co.	500	15,425
NRG Yield, Inc. Class C	200	2,848
Sempra Energy	1,600	166,480

		1,445,016

Waste & Environmental Services & Equipment — 0.0%
Casella Waste Systems, Inc. Class A (a)	11,300	75,710
Covanta Holding Corp.	5,700	96,102
Waste Connections, Inc.	45	2,907
Waste Management, Inc. (c)	24,500	1,445,500

		1,620,219

Total United States		1,292,814,280

TOTAL COMMON STOCK (COST $1,547,679,696)		1,550,124,985

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Principal Amount	Value

ASSET-BACKED SECURITIES — 8.7%
Cayman Islands — 3.9%
ACIS CLO Ltd., Series 2015-6A, Class D, 4.39%, 05/01/27 (b),(e),(f)	$2,300,000	$1,924,180
Adirondack Park CLO Ltd., Series 2013-1A, Class E, 5.27%, 04/15/24 (b),(e),(f)	373,000	286,128
ALESCO Preferred Funding VII Ltd., Series 7A, Class A1B, 1.02%, 07/23/35 (b),(e),(f)	1,232,283	1,010,472
ALESCO Preferred Funding XIIII Ltd., Series 13A, Class A2, 1.02%, 09/23/37 (b),(e),(f),(g)	996,000	478,080
Allegro CLO I Ltd., Series 2013-1A, Class C, 4.07%, 01/30/26 (b),(e),(f)	4,000,000	3,478,000
Allegro CLO II Ltd., Series 2014-1A, Class C, 4.77%, 01/21/27 (b),(e),(f)	1,900,000	1,734,320
AMMC CDO, Series 2015-16A, Class E, 6.22%, 04/14/27 (b),(e),(f)	600,000	463,320
APIDOS CLO, Series 2012-10A, Class E, 6.87%, 10/30/22 (b),(e),(f)	1,000,000	880,000
Ares CLO Ltd., Series 2012-2A, Class E, 6.42%, 10/12/23 (b),(e),(f)	3,621,000	3,153,891
ARES XII CLO Ltd., Series 2007-12A, Class E, 6.38%, 11/25/20 (b),(e),(f)	1,351,071	1,285,950
Ares XXVIII CLO Ltd., Series 2013-3A, Class D, 4.12%, 10/17/24 (b),(e),(f)	650,000	563,420
Atlas Senior Loan Fund II Ltd., Series 2012-2A, Class D, 4.87%, 01/30/24 (b),(e),(f)	1,726,000	1,605,180
Atlas Senior Loan Fund V Ltd., Series 2014-1A, Class C, 3.62%, 07/16/26 (b),(e),(f)	1,100,000	1,065,240
Attentus CDO III Ltd., Series 2007-3A, Class A1B, 0.88%, 10/11/42 (b),(e),(f),(g)	792,317	713,085
Babson CLO Ltd.,
Series 2013-IA, Class D, 4.12%, 04/20/25 (b),(e),(f)	3,200,000	2,795,520
Series 2015-2A, Class E, 6.17%, 07/20/27 (b),(e),(f)	650,000	548,730
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class D, 5.12%, 07/15/24 (b),(e),(f)	2,823,000	1,933,755
BlueMountain CLO Ltd., Series 2014-1A, Class D, 4.07%, 04/30/26 (b),(e),(f)	1,388,000	1,221,718
Bridgeport CLO Ltd., Series 2006-1A, Class C, 2.12%, 07/21/20 (b),(e),(f)	500,000	459,750
Canyon Capital CLO Ltd., Series 2012-1A, Class D, 4.92%, 01/15/24 (b),(e),(f)	400,000	379,520

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Principal Amount	Value
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-2A, Class D, 4.12%, 05/15/25 (b),(e),(f)	$1,900,000	$1,634,570
Series 2014-3A, Class D1, 5.72%, 07/27/26 (b),(e),(f)	660,000	514,008
Catamaran CLO Ltd.,
Series 2015-1A, Class D, 4.27%, 04/22/27 (b),(e),(f)	1,600,000	1,389,760
Series 2015-1A, Class E, 5.77%, 04/22/27 (b),(e),(f)	600,000	467,880
Cathedral Lake CLO Ltd., Series 2013-1A, Class C, 4.27%, 01/15/26 (b),(e),(f)	1,000,000	883,000
Cedar Funding III CLO Ltd., Series 2014-3A, Class E, 5.52%, 05/20/26 (b),(e),(f)	1,600,000	1,262,560
CIFC Funding II Ltd., Series 2013-2A, Class A3L, 3.27%, 04/21/25 (b),(e),(f)	1,000,000	954,400
CIFC Funding III Ltd.,
Series 2012-3A, Class A3L, 3.62%, 01/29/25 (b),(e),(f)	1,000,000	976,400
Series 2014-3A, Class E, 5.37%, 07/22/26 (b),(e),(f)	1,500,000	1,112,850
Series 2015-3A, Class E, 6.67%, 10/19/27 (b),(e),(f)	800,000	662,160
CIFC Funding IV Ltd., Series 2015-4A, Class D, 6.12%, 10/20/27 (b),(e),(f)	1,000,000	791,300
CIFC Funding Ltd.,
Series 2012-2A, Class B2R, 6.39%, 12/05/24 (b),(e),(f)	2,544,000	2,168,251
Series 2013-1A, Class D, 5.86%, 04/16/25 (b),(e),(f)	2,709,000	2,174,243
Series 2014-4A, Class D, 4.02%, 10/17/26 (b),(e),(f)	1,200,000	1,031,160
Series 2015-1A, Class D, 4.62%, 01/22/27 (b),(e),(f)	800,000	721,840
ColumbusNova CLO IV Ltd., Series 2007-2A, Class D, 5.12%, 10/15/21 (b),(e),(f)	250,000	244,025
Crown Point CLO Ltd., Series 2012-1A, Class B1L, 5.62%, 11/21/22 (b),(e),(f)	1,800,000	1,678,680
Cutwater Ltd.,
Series 2014-1A, Class C, 4.32%, 07/15/26 (b),(e),(f)	1,512,000	1,165,298
Series 2015-1A, Class D1, 4.52%, 07/15/27 (b),(e),(f)	4,500,000	3,721,500
Series 2015-1A, Class E, 6.62%, 07/15/27 (b),(e),(f)	733,000	528,713

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Principal Amount	Value
Diamond Head Aviation, Series 2015-1, Class B, 5.92%, 07/14/28 (b),(e)	$4,249,036	$4,158,956
Dryden Senior Loan Fund, Series 2014-36A, Class D, 4.37%, 11/09/25 (b),(e),(f)	3,150,000	2,786,490
Duane Street CLO, Series 2007-5X, Class B, REG S, 8.37%, 10/14/21 (b),(f)	467,000	463,311
Eastland CLO Ltd., Series 2007-1A, Class C, 2.12%, 05/01/22 (b),(e),(f)	400,000	333,280
Flagship CLO VIII Ltd., Series 2014-8A, Class D, 4.32%, 01/16/26 (b),(e),(f)	789,000	597,036
Fore CLO Ltd., Series 2007-1A, Class D, 3.62%, 07/20/19 (b),(e),(f)	1,332,899	1,253,192
Galaxy XIV CLO Ltd.,
Series 2012-14A, Class D, 5.02%, 11/15/24 (b),(e),(f)	1,400,000	1,304,520
Series 2012-14A, Class E, 6.02%, 11/15/24 (b),(e),(f)	4,057,000	3,383,944
Golub Capital Partners CLO Ltd.,
Series 2011-10AR, Class DR, 4.17%, 10/20/21 (b),(e),(f)	250,000	237,800
Series 2015-22A, Class C, 4.77%, 02/20/27 (b),(e),(f)	1,200,000	1,089,840
Halcyon Loan Advisors Funding Ltd., Series 2014-2A, Class C, 4.12%, 04/28/25 (b),(e),(f)	1,800,000	1,392,480
Halcyon Loan Investors CLO I, Inc., Series 2006-1A, Class D, 4.12%, 11/20/20 (b),(e),(f)	500,000	428,000
Harbourview CDO III Ltd., Series 3A, Class A, 1.12%, 09/15/31 (b),(e),(f),(g)	5,236,116	4,699,415
ING IM CLO Ltd.,
Series 2013-1A, Class C, 4.12%, 04/15/24 (b),(e),(f)	1,900,000	1,654,900
Series 2013-2A, Class C, 4.12%, 04/25/25 (b),(e),(f)	658,000	559,168
Series 2013-2A, Class D, 5.62%, 04/25/25 (b),(e),(f)	600,000	469,140
Jamestown Ltd.,
Series 2015-7A, Class C, 4.37%, 07/25/27 (b),(e),(f)	2,300,000	2,037,800
Series 2015-7A, Class D, 6.12%, 07/25/27 (b),(e),(f)	1,100,000	787,160
Kingsland VI Ltd., Series 2013-6A, Class D, 4.27%, 10/28/24 (b),(e),(f)	900,000	783,090
KKR Financial CLO Ltd., Series 2012-1A, Class C, 5.13%, 12/15/24 (b),(e),(f)	3,500,000	3,341,100

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Principal Amount	Value
Kodiak CDO Ltd.,
Series 2006-1A, Class A1, 0.98%, 08/07/37 (b),(e),(f),(g)	$5,351,016	$4,976,445
Series 2006-1A, Class A2, 1.10%, 08/07/37 (b),(e),(f),(g)	1,250,000	837,500
LCM Ltd. Partnership, Series 9A, Class E, 4.82%, 07/14/22 (b),(e),(f)	4,890,000	4,755,036
LCM XI LP, Series 11A, Class D2, 4.57%, 04/19/22 (b),(e),(f)	2,130,000	1,994,745
Madison Park Funding X Ltd., Series 2012-10A, Class E, 5.87%, 01/20/25 (b),(e),(f)	1,900,000	1,648,250
Madison Park Funding XIV Ltd., Series 2014-14A, Class E, 5.37%, 07/20/26 (b),(e),(f)	3,400,000	2,701,980
Madison Park Funding XVI Ltd.,
Series 2015-16A, Class B, 3.62%, 04/20/26 (b),(e),(f)	3,000,000	2,965,800
Series 2015-16A, Class C, 4.32%, 04/20/26 (b),(e),(f)	600,000	541,980
Magnetite XV Ltd., Series 2015-15A, Class E, 6.99%, 10/25/27 (b),(e),(f)	950,000	885,780
MidOcean Credit CLO III,
Series 2014-3A, Class D, 4.37%, 07/21/26 (b),(e),(f)	982,000	843,636
Series 2014-3A, Class E, 5.87%, 07/21/26 (b),(e),(f)	346,000	260,538
Muir Grove CLO Ltd., Series 2007-1A, Class E, 8.62%, 03/25/20 (b),(e),(f)	769,091	733,790
Nelder Grove CLO Ltd., Series 2014-1A, Class D1, 5.16%, 08/28/26 (b),(e),(f)	1,800,000	1,625,760
Ocean Trails CLO IV, Series 2013-4A, Class D, 4.62%, 08/13/25 (b),(e),(f)	300,000	266,400
Ocean Trails CLO V,
Series 2014-5A, Class D, 4.58%, 10/13/26 (b),(e),(f)	1,800,000	1,569,060
Series 2014-5A, Class E, 5.97%, 10/13/26 (b),(e),(f)	800,000	574,640
Octagon Investment Partners X Ltd., Series 2006-10A, Class D, 2.02%, 10/18/20 (b),(e),(f)	500,000	467,950
Octagon Investment Partners XII Ltd., Series 2012-1AR, Class DR, 4.08%, 05/05/23 (b),(e),(f)	1,400,000	1,315,020
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class C, 4.62%, 01/15/24 (b),(e),(f)	250,000	226,225

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Principal Amount	Value
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class E, 5.12%, 10/25/25 (b),(e),(f)	$800,000	$567,120
Octagon Investment Partners XX Ltd., Series 2014-1A, Class E, 5.87%, 08/12/26 (b),(e),(f)	600,000	423,420
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class D, 7.22%, 11/14/26 (b),(e),(f)	1,100,000	851,180
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class E1, 5.87%, 11/25/25 (b),(e),(f)	900,000	734,850
OHA Loan Funding Ltd., Series 2013-1A, Class E, 5.77%, 07/23/25 (b),(e),(f)	1,012,000	814,761
OZLM Funding IV Ltd.,
Series 2013-4A, Class C, 3.82%, 07/22/25 (b),(e),(f)	800,000	699,120
Series 2013-4A, Class D, 5.27%, 07/22/25 (b),(e),(f)	900,000	679,770
OZLM Funding V Ltd., Series 2013-5A, Class D, 5.37%, 01/17/26 (b),(e),(f)	2,050,000	1,691,865
OZLM Ltd., Series 2015-13A, Class D, 6.07%, 07/30/27 (b),(e),(f)	1,100,000	865,040
OZLM VII Ltd., Series 2014-7A, Class C, 4.22%, 07/17/26 (b),(e),(f)	1,500,000	1,304,250
OZLM VIII Ltd., Series 2014-8A, Class B, 3.62%, 10/17/26 (b),(e),(f)	3,000,000	2,902,800
OZLM XI Ltd., Series 2015-11A, Class D, 6.02%, 01/30/27 (b),(e),(f)	800,000	648,480
Preferred Term Securities X Ltd. / Preferred Term Securities X, Inc., 1.35%, 07/03/33 (b),(e),(f)	232,184	197,357
Preferred Term Securities XIX Ltd/Preferred Term Securities XIX, Inc., 1.06%, 12/22/35 (b),(e),(f),(g)	586,644	310,921
Preferred Term Securities XVIII Ltd. / Preferred Term Securities XVIII, Inc., 1.11%, 09/23/35 (b),(e),(f),(g)	198,952	107,434
Preferred Term Securities XXIV Ltd. / Preferred Term Securities XXIV, Inc., 0.93%, 03/22/37 (b),(e),(f)	936,986	651,206
Preferred Term Securities XXIV Ltd/Preferred Term Securities XXIV, Inc., 1.01%, 03/22/37 (b),(e),(f),(g)	968,152	493,757
Preferred Term Securities XXV Ltd/Preferred Term Securities XXV, Inc., 0.98%, 06/22/37 (b),(e),(f),(g)	276,341	146,461

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Principal Amount	Value
Preferred Term Securities XXVI Ltd/Preferred Term Securities XXVI, Inc., 1.00%, 09/22/37 (b),(e),(f),(g)	$268,701	$139,725
Sound Point CLO I Ltd.,
Series 2012-1A, Class D, 5.20%, 10/20/23 (b),(e),(f)	900,000	877,050
Series 2012-1A, Class E, 6.62%, 10/20/23 (b),(e),(f)	300,000	271,350
Sound Point CLO IX Ltd.,
Series 2015-2A, Class D, 4.17%, 07/20/27 (b),(e),(f)	1,700,000	1,508,240
Series 2015-2A, Class E, 6.12%, 07/20/27 (b),(e),(f)	1,100,000	873,180
Sound Point CLO V Ltd., Series 2014-1A, Class D, 4.02%, 04/18/26 (b),(e),(f)	1,200,000	1,050,480
Stone Tower CLO VI Ltd., Series 2007-6A, Class D, 4.22%, 04/17/21 (b),(e),(f)	7,189,000	6,507,483
Symphony CLO IV Ltd., Series 2007-4A, Class E, 6.12%, 07/18/21 (b),(e),(f)	739,000	716,461
Symphony CLO IX Ltd., Series 2012-9A, Class D, 4.87%, 04/16/22 (b),(e),(f)	2,775,000	2,682,870
Symphony CLO XI Ltd., Series 2013-11A, Class D, 4.62%, 01/17/25 (b),(e),(f)	2,100,000	1,960,980
Symphony CLO XII Ltd., Series 2013-12A, Class D, 4.12%, 10/15/25 (b),(e),(f)	250,000	218,750
Taberna Preferred Funding VII Ltd., Series 2006-7A, Class A1LA, 0.97%, 02/05/37 (b),(e),(f),(g)	236,976	201,430
Trapeza CDO XII Ltd., Series 2007-12A, Class A2, 0.96%, 04/06/42 (b),(e),(f),(g)	375,000	180,000
Trapeza CDO XIII Ltd., Series 2007-13A, Class A2A, 0.95%, 11/09/42 (b),(e),(f),(g)	431,000	211,190
Venture CDO Ltd.,
Series 2007-13A, Class A3, 1.05%, 11/09/42 (b),(e),(f),(g)	270,000	126,900
Series 2013-15A, Class C, 3.72%, 07/15/25 (b),(e),(f)	5,700,000	5,491,950
Series 2014-16A, Class B1L, 4.07%, 04/15/26 (b),(e),(f)	5,800,000	4,639,420
Venture X CLO Ltd., Series 2012-10A, Class D, 4.82%, 07/20/22 (b),(e),(f)	500,000	446,900
Venture XIII CLO Ltd., Series 2013-13A, Class D, 4.19%, 06/10/25 (b),(e),(f)	5,000,000	4,414,000
Venture XIV CLO Ltd., Series 2013-14A, Class D, 4.39%, 08/28/25 (b),(e),(f)	1,775,000	1,461,003

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Principal Amount	Value
Venture XIX CLO Ltd., Series 2014-19A, Class D, 4.62%, 01/15/27 (b),(e),(f)	$2,500,000	$2,234,750
Vibrant CLO Ltd., Series 2015-3A, Class C, 4.27%, 04/20/26 (b),(e),(f)	1,082,000	933,982
Voya CLO 2 Ltd., Series 2014-2A, Class D, 5.37%, 07/17/26 (b),(e),(f)	700,000	484,050
WhiteHorse Ltd., Series 2014-1A, Class D, 4.27%, 05/01/26 (b),(e),(f)	2,912,100	2,180,289

Total Cayman Islands		164,916,239

Ireland — 0.0%
Trade Maps Ltd., Series 2013-1A, Class D, 5.44%, 12/10/18 (b),(e),(f)	2,000,000	1,982,800

Total Ireland		1,982,800

United States — 4.8%
AmeriCredit Automobile Receivables, Series 2016-1, Class D, 3.59%, 02/08/22 (b)	1,400,000	1,397,060
AMPLIT Trust,
Series 2015-A, Class B, 6.75%, 09/15/21 (b),(e)	1,207,000	1,193,119
Series 2015-A, Class C, 8.75%, 09/15/21 (b),(e),(g)	915,000	907,497
Series 2015-A SEQ, Class A, 5.00%, 09/15/21 (b),(e)	3,482,261	3,446,742
Apollo Aviation Securitization, Series 2016-1A, Class B, 6.50%, 03/17/36 (b),(e),(f)	4,572,000	4,479,188
Ascentium Equipment Receivables LLC,
Series 2015-1A, Class E, 5.92%, 06/12/23 (b),(e),(g)	758,000	747,994
Series 2015-2A, Class E, 6.52%, 10/12/21 (b),(e),(g)	1,299,000	1,282,113
Associates Manufactured Housing Pass-Through Certificates, Series 1997-2, Class B1, 7.15%, 03/15/28 (b),(f),(g)	279,422	323,711
AVANT Loans Funding Trust, Series 2016-A, Class B, 7.65%, 06/15/20 (b),(e)	1,262,000	1,261,874
Bayview Opportunity Master Fund Trust,
Series 2012-4NR3, Class A, 3.72%, 02/28/35 (b),(e),(f)	3,409,673	3,400,126
Series 2014-16RP, Class A, 3.84%, 11/28/29 (b),(e),(f)	3,757,621	3,759,875
Bear Stearns Asset-Backed Securities Trust, Series 2007-2, Class A2, 0.75%, 01/25/47 (b),(f)	3,701,153	3,433,559

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Principal Amount	Value
Capital Auto Receivables Asset, Series 2016-1, Class D, 4.03%, 08/21/23 (b)	$2,800,000	$2,820,720
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-1A, Class D, 4.07%, 04/17/25 (b),(e),(f)	1,700,000	1,500,590
Series 2015-3A, Class D, 6.32%, 07/28/28 (b),(e),(f)	1,100,000	924,990
Chrysler Capital Auto Receivables Trust, Series 2015-BA, Class D, 4.17%, 01/16/23 (b),(e)	5,300,000	5,267,670
Conn Funding II LP, Series 2016-A, Class B, 8.96%, 08/15/18 (b),(e)	813,000	813,000
Conseco Financial Corp., Series 1998-4 SEQ, Class A5, 6.18%, 04/01/30 (b)	397,703	414,367
Countrywide Home Equity Loan Trust,
Series 2004-I, Class A, 0.73%, 02/15/34 (b),(f)	1,084,174	976,733
Series 2004-P, Class 2A, 0.76%, 03/15/34 (b),(f)	24,183	20,892
Series 2006-G, Class 2A, 0.59%, 10/15/36 (b),(f)	253,932	214,725
CPS Auto Receivables Trust,
Series 2014-B, Class D, 4.62%, 05/15/20 (b),(e)	156,000	148,574
Series 2014-C, Class D, 4.83%, 08/17/20 (b),(e)	391,000	368,283
Credit Suisse Mortgage Trust,
Series 2015-RPL2, Class A1A, 3.75%, 11/25/57 (b),(e),(f)	6,614,756	6,502,966
Series 2015-RPL3, Class A1, 3.75%, 12/25/56 (b),(e),(f),(h)	6,763,921	6,666,521
Series 2015-RPL5, Class A1, 3.51%, 11/26/55 (b),(e),(f)	35,264,517	34,411,116
Drive Auto Receivables Trust,
Series 2015-AA, Class D, 4.12%, 07/15/22 (b),(e)	5,300,000	5,221,030
Series 2015-DA, Class C, 3.38%, 11/15/21 (b),(e)	5,375,000	5,357,262
Series 2015-DA, Class D, 4.59%, 01/17/23 (b),(e)	2,500,000	2,453,000
DT Auto Owner Trust,
Series 2014-3A, Class D, 4.47%, 11/15/21 (b),(e)	600,000	593,280
Series 2015-1A, Class D, 4.26%, 02/15/22 (b),(e)	1,000,000	989,200
Education Funding LLC, Series 2006-1A, Class A2, 0.87%, 10/25/29 (b),(e),(f)	5,898,195	5,465,268

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Principal Amount	Value
Exeter Automobile Receivables Trust,
Series 2013-1A, Class C, 3.52%, 02/15/19 (b),(e)	$2,700,000	$2,683,530
Series 2013-1A, Class D, 5.05%, 10/15/19 (b),(e)	3,300,000	3,239,610
Series 2013-2A, Class D, 6.81%, 08/17/20 (b),(e)	2,200,000	2,211,000
Series 2014-1A, Class D, 5.53%, 02/16/21 (b),(e)	4,300,000	4,235,930
Series 2014-2A, Class D, 4.93%, 12/15/20 (b),(e)	2,700,000	2,630,340
Series 2014-3A, Class C, 4.17%, 06/15/20 (b),(e)	1,900,000	1,870,170
Series 2014-3A, Class D, 5.69%, 04/15/21 (b),(e)	3,000,000	2,939,400
FFCA Secured Lending Corp., Series 1999-2, Class WA1C, 7.85%, 05/18/26 (b),(e),(g)	920,595	925,383
Flagship Credit Auto Trust, Series 2015-2, Class C, 4.08%, 12/15/21 (b),(e)	1,800,000	1,706,040
GE Business Loan Trust, Series 2005-1A, Class C, 1.14%, 06/15/33 (b),(e),(f)	33,997	30,308
HOA Funding LLC, Series 2015-1A, Class A2, 5.50%, 08/20/44 (b),(e),(g)	2,255,665	2,036,189
InCaps Funding II Ltd. / InCaps Funding II Corp., 1.82%, 01/15/34 (b),(e),(f),(g)	1,416,825	1,331,815
Mid-State Trust XI, Series 11, Class B, 8.22%, 07/15/38 (b)	33,326	35,742
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE3, Class A2C, 0.59%, 04/25/36 (b),(f)	486,869	479,761
Nationstar HECM Loan Trust,
Series 2015-2A, Class M2, 6.66%, 11/25/25 (b),(e)	3,253,000	3,253,000
Series 2016-1A, Class M2, 7.39%, 02/25/26 (b),(e)	2,509,000	2,509,000
Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV2, 0.56%, 06/25/37 (b),(f)	947,477	924,169
NCT Funding Ltd., Series 2013-6A, Class IMM2, 0.68%, 04/25/40 (b),(e),(f)	573,000	550,080
OneMain Financial Issuance Trust, Series 2015-2A SEQ, Class A, 2.57%, 07/18/25 (b),(e)	1,200,000	1,185,000
Pinnacle Park CLO Ltd., Series 2014-1A, Class C, 3.72%, 04/15/26 (b),(e),(f)	800,000	796,000

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Principal Amount	Value
Preferred Term Securities XVII Ltd. / Preferred Term Securities XVII, Inc., 1.14%, 06/23/35 (b),(e),(f),(g)	$211,000	$109,720
Pretium Mortgage Credit Partners LLC, Series 2016-NPL1 SEQ, Class A1, 4.38%, 02/27/31 (b),(e),(f)	8,271,000	8,285,061
RMAT LLC, Series 2015-RPL1, Class A1, 3.97%, 05/26/20 (b),(e),(f),(h)	3,140,446	3,104,958
SLM Private Credit Student Loan Trust,
Series 2004-A, Class C, 1.58%, 06/15/33 (b),(f)	2,833,789	2,607,086
Series 2004-B, Class C, 1.50%, 09/15/33 (b),(f)	2,396,232	2,214,358
Series 2005-B, Class C, 1.33%, 06/15/39 (b),(f)	2,826,907	2,610,366
Soundview Home Loan Trust, Series 2007-OPT3, Class 2A2, 0.56%, 08/25/37 (b),(f)	812,117	792,463
Stone Tower CLO Ltd., Series 2006-5A, Class D, 4.37%, 07/16/20 (b),(e),(f)	1,000,000	960,700
US Residential Opportunity Fund Trust, Series 2015-1III, Class A, 3.72%, 01/27/35 (b),(e)	2,477,936	2,456,378
Vericrest Opportunity Loan Trust,
Series 2015-NP12, Class A1, 3.88%, 09/25/45 (b),(e),(f)	5,186,740	5,131,761
Series 2015-NPL4, Class A1, 3.50%, 02/25/55 (b),(e),(f)	1,786,299	1,768,615
Series 2015-NPL9, Class A1, 3.50%, 06/26/45 (b),(e),(f),(h)	9,600,877	9,511,589
Vericrest Opportunity Loan XXXI LLC, Series 2015-NPL2, Class A1, 3.38%, 02/25/55 (b),(e),(f)	1,562,399	1,535,214
VOLT XXXVI LLC, Series 2015-NP10, Class A1, 3.63%, 07/25/45 (b),(e),(f),(h)	21,070,627	20,908,384
Westgate Resorts LLC, Series 2014-1A, Class C, 5.50%, 12/20/26 (b),(e)	2,361,140	2,341,070

Total United States		206,673,235

TOTAL ASSET-BACKED SECURITIES (COST $392,360,763)		373,572,274

BANK LOANS — 0.1%
Luxembourg — 0.0%
Aerospace & Defense — 0.0%
Silver II US Holdings LLC, 1.00%, 12/13/19 (b),(f),(g)	135,029	117,475

Total Luxembourg		117,475

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Principal Amount	Value
Netherlands — 0.0%
Exploration & Production — 0.0%
Endeavour International Holding BV, 1.00%, 01/02/17 (b),(f),(g)	$1,243,399	$130,557

Total Netherlands		130,557

United Kingdom — 0.0%
Transportation & Logistics — 0.0%
Ceva Group PLC, 1.00%, 03/19/21 (b),(f),(g)	48,595	39,929
Ceva Intercompany BV, 1.00%, 03/19/21 (b),(f),(g)	50,236	41,277
Ceva Logistics Canada, 1.00%, 03/19/21 (b),(f),(g)	8,661	7,117
Ceva Logistics U.S. Holdings, 1.00%, 03/19/21 (b),(f),(g)	69,292	56,935

Total United Kingdom		145,258

United States — 0.1%
Advertising & Marketing — 0.0%
Affinion Group, Inc., 1.50%, 04/30/18 (b),(f),(g)	103,633	91,641

Manufactured Goods — 0.0%
WireCo WorldGroup, Inc., 1.25%, 02/15/17 (b),(f),(g)	51,823	50,873

Pharmaceuticals — 0.0%
Valeant Pharmaceuticals International, Inc., 0.75%, 02/13/19 (b),(f),(g)	72,189	68,183

Pipeline — 0.0%
NGPL PipeCo LLC, 1.25%, 09/15/17 (b),(f),(g)	513,227	493,555

Publishing & Broadcasting — 0.0%
LBI Media, Inc., 1.00%, 03/31/18 (b),(f),(g)	98,280	98,280

Transportation & Logistics — 0.0%
OSG Bulk Ships, Inc., 1.00%, 08/05/19 (b),(f),(g)	257,488	231,739

Wireless Telecommunication Services — 0.1%
New Lightsquared LLC, 1.00%, 06/15/20 (b),(f),(g)	1,632,805	1,439,595

Total United States		2,473,866

TOTAL BANK LOANS (COST $3,865,232)		2,867,156

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Principal Amount		Value

CONVERTIBLE BOND — 0.3%
Spain — 0.3%
Wireless Telecommunication Services — 0.3%
Telefonica Participacion Co. REG S, 4.90%, 09/25/17 (b)	12,900,000	EUR	$13,184,595

TOTAL CONVERTIBLE BOND (COST $14,290,320)			13,184,595

CORPORATE BONDS & NOTES — 5.3%
Brazil — 0.4%
Integrated Oils — 0.4%
Petrobras Global Finance BV,
4.88%, 03/17/20	$9,108,000		7,579,678
6.85%, 06/05/15	12,151,000		8,350,167

Total Brazil			15,929,845

Canada — 0.0%
Aerospace & Defense — 0.0%
Bombardier, Inc., 7.50%, 03/15/25 (b),(e)	1,850,000		1,424,500

Electrical Equipment Manufacturing — 0.0%
NCSG Crane & Heavy Haul Services, Inc., 9.50%, 08/15/19 (b),(e)	574,000		195,160

Publishing & Broadcasting — 0.0%
Postmedia Network, Inc., 12.50%, 07/15/18 (b),(c)	943,000		103,730

Total Canada			1,723,390

Ecuador — 0.1%
Refining & Marketing — 0.1%
EP PetroEcuador via Noble Sovereign Funding I Ltd. REG S, 6.26%, 09/24/19 (f)	5,442,316		4,721,209

Total Ecuador			4,721,209

France — 0.4%
Oil & Gas Services & Equipment — 0.1%
CGG SA,
6.50%, 06/01/21 (b)	7,400,000		2,997,000
6.88%, 01/15/22 (b)	2,600,000		1,014,000

			4,011,000

Property & Casualty Insurance — 0.1%
Groupama SA REG S, 6.38% (b),(f),(j)	4,700,000	EUR	4,840,057

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Principal Amount		Value
Publishing & Broadcasting — 0.2%
PagesJaunes Finance & Co. SCA REG S, 8.88%, 06/01/18 (b)	15,506,000	EUR	$9,545,552

Total France			18,396,609

Germany — 0.1%
Banks — 0.1%
HSH Nordbank AG REG S,
MTN, 0.62%, 02/14/17 (b),(f)	1,680,000	EUR	1,738,187
MTN, 0.66%, 02/14/17 (b),(f)	1,117,000	EUR	1,156,641

Total Germany			2,894,828

Ireland — 0.1%
Banks — 0.1%
UT2 Funding PLC, 5.32%, 06/30/16 (b)	4,645,000	EUR	5,318,579

Total Ireland			5,318,579

Mexico — 0.1%
Exploration & Production — 0.1%
Petroleos Mexicanos,
4.25%, 01/15/25	$2,129,000		1,971,986
6.88%, 08/04/26	1,655,000		1,791,538

Total Mexico			3,763,524

New Zealand — 0.0%
Containers & Packaging — 0.0%
Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Is, 5.63%, 12/15/16 (b),(d),(e)	631,000		629,028

Total New Zealand			629,028

Poland — 0.1%
Food & Beverage — 0.1%
CEDC Finance Corp. International, Inc., 10.00%, 04/30/18 (b),(f),(k)	4,153,752		3,239,927

Total Poland			3,239,927

Sweden — 0.1%
Chemicals — 0.1%
Perstorp Holding AB,
8.75%, 05/15/17 (b),(e)	847,000		844,882
11.00%, 08/15/17 (b),(e)	2,200,000		2,057,000

Total Sweden			2,901,882

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Principal Amount		Value
United Kingdom — 0.2%
Transportation & Logistics — 0.2%
Algeco Scotsman Global Finance PLC,
8.50%, 10/15/18 (b),(e)	$5,419,000		$4,172,630
9.00%, 10/15/18 (b)	200,000	EUR	170,230
10.75%, 10/15/19 (b),(e)	$141,000		41,947
CEVA Group PLC, 4.00%, 05/01/18 (b),(e)	6,111,796		5,256,145

Total United Kingdom			9,640,952

United States — 3.6%
Cable & Satellite — 0.1%
Cequel Communications Holdings I LLC / Cequel Capital Corp., 6.38%, 09/15/20 (b),(c),(d),(e)	2,219,000		2,196,810

Casinos & Gaming — 0.3%
Caesars Entertainment Operating Co., Inc.,
10.00%, 12/15/18 (a),(b),(i)	3,632,577		1,489,356
10.75%, 02/01/16 (a),(b),(i)	7,000		3,325
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 07/01/19 (b),(e)	5,952,000		5,684,160
Golden Nugget Escrow, Inc., 8.50%, 12/01/21 (b),(c),(e)	4,726,000		4,726,000
International Game Technology PLC, 6.50%, 02/15/25 (b),(d),(e)	3,319,000		3,285,810

			15,188,651

Commercial Finance — 0.1%
NewStar Financial, Inc., 7.25%, 05/01/20 (b)	2,763,000		2,486,700

Consumer Finance — 0.1%
DFC Finance Corp., 10.50%, 06/15/20 (b),(e)	7,070,000		4,524,800

Consumer Services — 0.0%
Constellis Holdings LLC / Constellis Finance Corp., 9.75%, 05/15/20 (b),(e)	26,000		22,620

Electrical Equipment Manufacturing — 0.0%
Dispensing Dynamics International, 12.50%, 01/01/18 (b),(e)	7,000		6,248

Entertainment Resources — 0.1%
Mohegan Tribal Gaming Authority, 9.75%, 09/01/21 (b),(d)	1,560,000		1,599,000
Production Resource Group, Inc., 8.88%, 05/01/19 (b),(g)	2,064,000		1,424,160

			3,023,160

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Principal Amount	Value
Financial Services — 0.4%
MF Global Holdings Ltd.,
1.88%, 02/01/16 (a),(b),(g),(i)	$18,687,000	$4,298,010
3.38%, 08/01/18 (a),(b),(i),(g)	4,776,000	1,098,480
6.25%, 08/08/16 (a),(b),(g),(i)	4,026,000	925,980
ROC Finance LLC / ROC Finance 1 Corp., 12.13%, 09/01/18 (b),(c),(e)	9,847,000	10,203,954

		16,526,424

Forest & Paper Products Manufacturing — 0.0%
Resolute Forest Products, Inc., 5.88%, 05/15/23 (b)	726,000	490,050

Hardware — 0.3%
Everi Payments, Inc., 10.00%, 01/15/22 (b),(c),(d)	8,704,000	7,354,880
Real Alloy Holding, Inc., 10.00%, 01/15/19 (b),(d),(e)	3,549,000	3,549,000

		10,903,880

Health Care Facilities & Services — 0.5%
IASIS Healthcare LLC / IASIS Capital Corp., 8.38%, 05/15/19 (b)	1,432,000	1,412,310
inVentiv Health, Inc.,
10.00%, 08/15/18 (b),(c)	6,956,000	6,880,770
PIK, 10.00%, 08/15/18 (b),(e)	2,670,596	2,697,302
Kindred Healthcare, Inc., 8.75%, 01/15/23 (b)	3,555,000	3,395,025
Tenet Healthcare Corp., 8.13%, 04/01/22 (b)	2,265,000	2,323,686
Universal Hospital Services, Inc., 7.63%, 08/15/20 (b),(c),(d)	6,386,000	5,907,050

		22,616,143

Industrial Other — 0.0%
Michael Baker International LLC / CDL Acquisition Co., Inc., 8.25%, 10/15/18 (b),(e)	14,000	12,040

Managed Care — 0.0%
Opal Acquisition, Inc., 8.88%, 12/15/21 (b),(e)	1,497,000	1,044,158

Manufactured Goods — 0.0%
Wise Metals Group LLC / Wise Alloys Finance Corp., 8.75%, 12/15/18 (b),(e)	1,469,000	1,292,720

Medical Equipment & Devices Manufacturing — 0.0%
Immucor, Inc., 11.13%, 08/15/19 (b)	532,000	489,440

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Principal Amount	Value
Metals & Mining — 0.1%
AK Steel Corp., 7.625%, 05/15/20 - 10/01/21 (b),(c)	$5,569,000	$3,286,640
Aleris International, Inc.,
7.63%, 02/15/18 (b)	1,502,000	1,532,040
7.88%, 11/01/20 (b)	67,000	56,615
Aleris International, Inc., 9.50%, 04/01/21 (b),(e)	285,000	290,522
Allegheny Technologies, Inc., 9.38%, 06/01/19 (b)	255,000	242,250

		5,408,067

Pharmaceuticals — 0.0%
Valeant Pharmaceuticals International, Inc.,
6.13%, 04/15/25 (b),(e)	72,000	55,440
6.38%, 10/15/20 (b),(e)	260,000	215,800
6.75%, 08/15/18 (b),(e)	441,000	400,207
7.00%, 10/01/20 (b),(e)	129,000	108,360
7.25%, 07/15/22 (b),(e)	127,000	101,600
7.50%, 07/15/21 (b),(e)	141,000	117,470

		998,877

Pipeline — 0.1%
Kinder Morgan, Inc., MTN, 8.05%, 10/15/30 (b)	1,819,000	1,951,969
NGPL PipeCo LLC,
7.12%, 12/15/17 (b),(e)	1,004,000	970,115
9.63%, 06/01/19 (b),(e)	930,000	911,400

		3,833,484

Publishing & Broadcasting — 0.9%
American Media, Inc.,
7.00%, 07/15/20 (b),(e)	13,589,139	12,502,008
11.50%, 12/15/17 (b)	331,000	340,103
iHeartCommunications, Inc., 9.00%, 03/01/21 (b)	425,000	295,906
LBI Media, Inc.,
10.00%, 04/15/19 (b),(e)	4,102,000	3,917,410
13.50%, 04/15/20 (b),(e)	4,064,631	3,780,107
Lee Enterprises, Inc., 9.50%, 03/15/22 (b),(c),(d),(e)	5,960,000	5,863,150
McClatchy Co., 9.00%, 12/15/22 (b)	4,908,000	4,573,642
Time, Inc., 5.75%, 04/15/22 (b),(d),(e)	6,835,000	6,066,062

		37,338,388

Retail—Consumer Discretionary — 0.3%
Claire’s Stores, Inc.,
6.13%, 03/15/20 (b),(e)	471,000	294,375
9.00%, 03/15/19 (b),(e)	1,505,000	1,072,313

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Principal Amount	Value
DriveTime Automotive Group, Inc. / DT Acceptance Corp., 8.00%, 06/01/21 (b),(e)	$11,055,000	$9,562,575
GameStop Corp., 6.75%, 03/15/21 (b),(d),(e)	1,884,000	1,822,770

		12,752,033

Software & Services — 0.2%
iPayment, Inc., 9.50%, 12/15/19 (b),(c),(e)	7,769,793	8,100,009

Transportation & Logistics — 0.0%
Overseas Shipholding Group, Inc., 8.13%, 03/30/18 (b)	240,000	237,900

Wireline Telecommunication Services — 0.1%
Frontier Communications Corp.,
9.00%, 08/15/31 (b),(c),(d)	2,515,000	2,144,037
11.00%, 09/15/25 (b),(e)	1,775,000	1,783,875
Level 3 Financing, Inc., 5.25%, 03/15/26 (b),(e)	253,000	254,898

		4,182,810

Total United States		153,675,412

Venezuela — 0.1%
Integrated Oils — 0.1%
Petroleos de Venezuela SA REG S, 6.00%, 11/15/26	14,754,000	4,551,609

Total Venezuela		4,551,609

TOTAL CORPORATE BONDS & NOTES (COST $232,806,689)		227,386,794

MORTGAGE-BACKED SECURITIES — 20.5%
Cayman Islands — 0.9%
Collateralized Debt Obligation (Commercial) — 0.7%
Arbor Realty Collateralized Loan Obligation Ltd.,
Series 2014-1A, Class B, 4.94%, 05/15/24 (b),(e),(f),(g)	250,000	228,875
Series 2015-FL1A, Class B, 3.69%, 03/15/25 (b),(e),(f),(g)	639,000	570,308
Gramercy Real Estate CDO Ltd.,
Series 2005-1A, Class D, 1.42%, 07/25/35 (b),(e),(f)	2,000,000	1,890,000
Series 2005-1A, Class E, 1.52%, 07/25/35 (b),(e),(f)	2,440,000	2,273,104
Series 2006-1A, Class D, 1.18%, 07/25/41 (b),(e),(f)	1,100,000	1,006,500
Series 2006-1A, Class E, 1.32%, 07/25/41 (b),(e),(f)	4,248,000	3,759,480
Series 2007-1A, Class A1, 0.90%, 08/15/56 (b),(e),(f)	1,876,222	1,660,456

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Principal Amount	Value
Marathon Real Estate CDO Ltd., Series 2006-1A, Class B, 0.86%, 05/25/46 (b),(e),(f)	$2,040,337	$1,946,073
N-Star Real Estate CDO VI Ltd., Series 2006-6A, Class B, 1.08%, 06/16/41 (b),(e),(f)	3,718,000	2,714,140
RAIT Preferred Funding II Ltd., Series 2007-2A, Class A2, 0.88%, 06/25/45 (b),(e),(f)	2,284,000	1,982,740
Resource Capital Corp. Ltd., Series 2015-CRE3, Class D, 4.44%, 03/15/32 (b),(e),(f)	1,500,000	1,372,500
SRERS Funding Ltd., Series 2011-RS, Class A1B1, 0.69%, 05/09/46 (b),(e),(f)	10,926,609	10,380,278

		29,784,454

Commercial Mortgage-Backed Securities — 0.2%
ACRE Commercial Mortgage Trust, Series 2014-FL2, Class D, 3.84%, 08/15/31 (b),(e),(f)	2,200,000	2,113,100
PFP III Ltd.,
Series 2014-1, Class D, 4.54%, 06/14/31 (b),(e),(f)	1,000,000	947,000
Series 2015-2, Class D, 4.44%, 07/14/34 (b),(e),(f)	2,250,000	2,089,575
Series 2015-2, Class E, 5.04%, 07/14/34 (b),(e),(f)	2,400,000	2,199,840

		7,349,515

Total Cayman Islands		37,133,969

United States — 19.6%
Collateralized Debt Obligation (Commercial) — 0.0%
NCT VI Funding Ltd., Series 2013-6A, Class IMM1, 0.68%, 04/25/40 (b),(e),(f)	305,617	302,561

Collateralized Mortgage Obligation (Residential) — 9.0%
Banc of America Funding Corp., Series 2007-B, Class A1, 0.64%, 04/20/47 (b),(f)	2,864,974	2,173,942
Bellemeade Re Ltd., Series 2015-1A, Class M2, 4.73%, 07/25/25 (b),(e),(f),(g)	6,214,000	6,085,370
Chase Mortgage Finance Trust, Series 2007-A2, Class 3A2, 2.82%, 07/25/37 (b),(f)	253,078	238,374
CHL Mortgage Pass-Through Trust, Series 2005-HYB3, Class 3A2, 2.67%, 06/20/35 (b),(f)	2,977,237	2,872,438
Citicorp Mortgage Securities Trust, Series 2006-3, Class 1A10, 6.25%, 06/25/36 (b)	616,118	614,147
Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2, 2.74%, 08/25/35 (b),(f)	3,223,253	3,020,188

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Principal Amount	Value
Connecticut Avenue Securities,
Series 2014-C01, Class M2, 4.83%, 01/25/24 (b),(f),(h)	$6,254,577	$6,237,690
Series 2014-C02, Class 2M2, 3.03%, 05/25/24 (b),(f)	5,577,000	5,036,589
Series 2014-C02, Class 1M2, 3.03%, 05/25/24 (b),(f),(h)	18,536,501	16,473,388
Series 2014-C03, Class 2M2, 3.33%, 07/25/24 (b),(f),(h)	9,722,522	8,904,858
Series 2014-C03, Class 1M2, 3.43%, 07/25/24 (b),(f),(h)	3,375,184	3,094,706
Series 2014-C04, Class 1M2, 5.33%, 11/25/24 (b),(f),(h)	3,803,000	3,831,523
Series 2014-C04, Class 2M2, 5.43%, 11/25/24 (b),(f)	4,895,492	4,974,309
Series 2015-C01, Class 1M2, 4.73%, 02/25/25 (b),(f),(h)	13,999,910	13,999,910
Series 2015-C01, Class 2M2, 4.98%, 02/25/25 (b),(f),(h)	13,399,257	13,553,348
Series 2015-C02, Class 1M2, 4.43%, 05/25/25 (b),(f),(h)	28,639,250	27,722,794
Series 2015-C02, Class 2M2, 4.43%, 05/25/25 (b),(f),(h)	15,534,000	15,072,640
Series 2015-C03, Class 1M2, 5.43%, 07/25/25 (b),(f),(h)	4,541,000	4,541,000
Series 2015-C03, Class 2M2, 5.43%, 07/25/25 (b),(f),(h)	7,283,000	7,323,785
Series 2015-C04, Class 2M2, 5.98%, 04/25/28 (b),(f),(h)	9,664,000	9,746,144
Series 2015-C04, Class 1M2, 6.13%, 04/25/28 (b),(f),(h)	7,759,000	7,852,884
Series 2016-C01, Class 1M2, 7.18%, 08/25/28 (b),(f)	12,291,000	13,273,051
Series 2016-C01, Class 2M2, 7.38%, 08/25/28 (b),(f)	15,363,000	16,618,157
Series 2016-C02, Class 1M2, 6.44%, 09/25/28 (b),(f)	24,303,000	24,947,029
Countrywide Alternative Loan Trust,
Series 2005-21CB, Class A17, 6.00%, 06/25/35 (b)	1,425,398	1,376,222
Series 2005-J2, Class 1A5, 0.93%, 04/25/35 (b),(f)	495,710	426,905
Countrywide Asset-Backed Certificates,
Series 2005-15, Class 1AF6, 4.38%, 04/25/36 (b),(f)	101,816	103,262

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Principal Amount	Value
Series 2006-BC4, Class 2A2, 0.59%, 11/25/36 (b),(f)	$534,311	$509,572
Federal Home Loan Mortgage Corp., Series 2015-SC02, Class M3, 3.70%, 09/25/45 (b),(f)	866,000	596,328
Federal National Mortgage Association, 3.50%, 04/01/46 (b),(l)	30,050,000	31,447,325
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 3A1, 2.43%, 11/25/35 (b),(f)	3,356,144	2,814,798
Invitation Homes Trust, Series 2015-SFR3, Class D, 3.19%, 08/17/32 (b),(e),(f)	4,100,000	3,887,620
JP Morgan Alternative Loan Trust, Series 2005-A2, Class 1A1, 0.95%, 01/25/36 (b),(f)	766,852	711,178
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6A, 3.87%, 05/25/36 (b),(f)	1,870,495	1,530,626
Structured Agency Credit Risk,
Series 2013-DN2, Class M2, 4.68%, 11/25/23 (b),(f),(h)	23,777,000	23,489,298
Series 2014-DN1, Class M3, 4.93%, 02/25/24 (b),(f),(h)	2,013,142	2,000,459
Series 2014-DN2, Class M3, 4.03%, 04/25/24 (b),(f)	3,772,000	3,546,812
Series 2014-DN4, Class M3, 4.98%, 10/25/24 (b),(f)	2,423,624	2,384,361
Series 2014-HQ2, Class M3, 4.18%, 09/25/24 (b),(f)	1,743,835	1,614,966
Series 2014-HQ3, Class M3, 5.18%, 10/25/24 (b),(f)	783,000	787,620
Series 2015-DN1, Class M3, 4.58%, 01/25/25 (b),(f),(h)	4,938,785	4,965,948
Series 2015-DNA1, Class M3, 3.73%, 10/25/27 (b),(f),(h)	8,641,869	8,177,801
Series 2015-DNA2, Class M2, 3.03%, 12/25/27 (b),(f),(h)	5,000,000	4,991,500
Series 2015-DNA3, Class M3, 5.13%, 04/25/28 (b),(f),(h)	5,300,088	5,144,795
Series 2015-HQ1, Class M3, 4.23%, 03/25/25 (b),(f)	1,503,958	1,433,272
Series 2015-HQA1, Class M3, 5.13%, 03/25/28 (b),(f)	4,242,000	4,073,593
Series 2015-HQA1, Class B, 9.23%, 03/25/28 (b),(f),(g)	5,400,000	4,422,060

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Principal Amount	Value
Series 2015-HQA2, Class M3, 5.23%, 05/25/28 (b),(f)	$5,130,000	$4,941,729
Series 2016-DNA1, Class M3, 5.98%, 07/25/28 (b),(f)	35,921,000	36,265,842
Tricon American Homes Trust, Series 2015-SFR1, Class D, 2.64%, 05/17/32 (b),(e),(f)	4,297,000	3,981,171
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR12, Class 1A2, 2.45%, 10/25/36 (b),(f)	2,856,747	2,539,933
Series 2006-AR17, Class 1A, 1.14%, 12/25/46 (b),(f)	5,318,873	4,043,408
Series 2006-AR18, Class 1A1, 1.97%, 01/25/37 (b),(f)	2,806,096	2,375,922
Series 2007-HY6, Class 2A3, 2.26%, 06/25/37 (b),(f)	2,382,200	2,125,637
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 1A1, 6.00%, 10/25/37 (b)	495,857	481,477

		385,399,704

Commercial Mortgage-Backed Securities — 9.9%
BAMLL Commercial Mortgage Securities Trust,
Series 2013-DSNY, Class F, 3.94%, 09/15/26 (b),(e),(f)	1,000,000	959,800
Series 2014-ICTS, Class E, 3.39%, 06/15/28 (b),(e),(f)	3,150,000	2,934,225
Series 2014-INLD, Class D, 3.93%, 12/15/29 (b),(e),(f)	1,500,000	1,459,650
BAMLL Mezzanine Securities Trust, Series 2015-ASMB, Class MZB, 9.36%, 01/09/17 (b),(e),(f),(g)	19,075,000	18,712,575
Banc of America Commercial Mortgage Trust,
Series 2006-6, Class B, 5.48%, 10/10/45 (b)	3,935,000	3,812,228
Series 2007-2, Class AJ, 5.62%, 04/10/49 (f),(h)	2,406,779	2,191,372
Banc of America Merrill Lynch,
Series 2013-FRR1, Class A1, 0.00%, 12/26/20 (b),(e),(g),(n)	662,000	474,588
Series 2013-FRR1, Class A2, 0.01%, 04/26/20 (b),(e),(g)	935,000	682,924
Banc of America Merrill Lynch, Series 2016-ASMZ, Class MZA, 9.65%, 12/15/17 (b),(e),(f),(g)	34,800,000	34,800,000
Barclays Commercial Mortgage, Series 2015-RRI, Class F, 4.89%, 05/15/32 (b),(e),(f)	4,989,000	4,683,174

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Principal Amount	Value
BBCMS Trust,
Series 2014-BXO, Class D, 3.44%, 08/15/27 (b),(e),(f)	$4,320,000	$4,090,176
Series 2014-BXO, Class E, 4.19%, 08/15/27 (b),(e),(f)	1,000,000	957,300
Series 2015-RRMZ, Class M1, 6.44%, 05/15/20 (b),(e),(f),(g)	4,700,000	4,136,000
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PW10, Class AJ, 5.60%, 12/11/40 (b),(f),(h)	11,920,714	11,626,272
Series 2006-PW14, Class B, 5.33%, 12/11/38 (b),(e)	879,000	773,520
Series 2006-PW14 SEQ, Class AJ, 5.27%, 12/11/38 (b)	1,826,000	1,752,412
Series 2006-T24, Class AJ, 5.60%, 10/12/41 (f)	3,818,441	3,666,085
Series 2007-PW15, Class AM, 5.36%, 02/11/44 (h)	3,958,091	3,950,175
Series 2007-PW15, Class AMFX, 5.36%, 02/11/44 (e),(h)	4,556,930	4,547,816
Boca Hotel Portfolio Trust, Series 2013-BOCA, Class E, 4.19%, 08/15/26 (b),(e),(f)	950,000	929,955
CD Commercial Mortgage Trust, Series 2007-CD4, Class AJ, 5.40%, 12/11/49 (b),(f)	3,432,713	2,797,661
CDGJ Commercial Mortgage Trust,
Series 2014-BXCH, Class DPB, 4.29%, 12/15/27 (b),(e),(f)	5,046,442	4,833,483
Series 2014-BXCH, Class EPA, 4.69%, 12/15/27 (b),(e),(f)	2,800,000	2,682,680
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class XB, 0.06%, 01/10/48 (f)	33,288,517	302,926
CGBAM Commercial Mortgage Trust, Series 2014-HD, Class E, 3.44%, 02/15/31 (b),(e),(f),(h)	900,000	845,550
Citigroup Commercial Mortgage Trust,
Series 2006-C5, Class AJ, 5.48%, 10/15/49 (h)	4,834,790	4,327,137
Series 2015-GC29, Class D, 3.11%, 04/10/48 (b),(e),(h)	1,395,000	880,524
Series 2015-GC31, Class D, 4.06%, 06/10/48 (b),(f)	1,850,000	1,251,895
Series 2015-P1, Class D, 3.23%, 09/15/48 (b),(e)	1,193,000	811,837

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Principal Amount	Value
Citigroup Mortgage Loan Trust, Inc., Series 2015-SHP2, Class E, 4.79%, 07/15/27 (b),(e),(f)	$650,000	$599,040
COBALT CMBS Commercial Mortgage Trust,
Series 2006-C1, Class AM SEQ, 5.25%, 08/15/48 (b),(h)	7,356,480	7,323,376
Series 2007-C3, Class C, 5.76%, 05/15/46 (b),(f)	32,000	26,720
Commercial Mortgage Loan Trust, Series 2008-LS1, Class AM, 6.10%, 12/10/49 (f),(h)	1,554,393	1,275,069
Commercial Mortgage Trust,
Series 2006-C7, Class AJ, 5.87%, 06/10/46 (f)	7,168,485	6,473,859
Series 2007-C9, Class G, 5.81%, 12/10/49 (b),(e),(f)	2,400,000	2,307,600
Series 2014-PAT, Class E, 3.59%, 08/13/27 (b),(e),(f)	1,800,000	1,726,740
Series 2014-TWC, Class E, 3.68%, 02/13/32 (b),(e),(f)	2,300,000	2,182,930
Series 2015-CR23, Class D, 4.26%, 05/10/48 (b),(f)	1,745,000	1,244,185
Series 2015-CR26, Class C, 4.50%, 10/10/48 (b),(f)	4,525,000	4,036,300
Credit Suisse Commercial Mortgage Trust,
Series 2007-C1, Class AMFX, 5.42%, 02/15/40 (h)	1,897,865	1,911,909
Series 2007-C1, Class AM, 5.42%, 02/15/40 (b),(h)	17,337,024	17,097,773
Series 2007-C2, Class AJ, 5.59%, 01/15/49 (b),(f),(h)	12,840,254	12,471,739
Series 2007-C5, Class AM, 5.87%, 09/15/40 (f),(h)	718,641	690,255
Series 2007-C5, Class A1AM, 5.87%, 09/15/40 (f),(h)	686,943	660,015
Series 2015-SAND, Class E, 4.29%, 08/15/30 (b),(e),(f)	2,400,000	2,295,840
Credit Suisse Mortgage Trust,
Series 2006-C4, Class AJ, 5.54%, 09/15/39 (f),(h)	8,716,796	8,414,323
Series 2007-C1, Class AMFL, 0.63%, 02/15/40 (b),(f)	32,000	29,949
Series 2007-C2, Class C, 5.59%, 01/15/49 (b),(e),(f),(g)	883,000	813,066
Series 2015-DEAL, Class D, 3.54%, 04/15/29 (b),(e),(f)	3,025,000	2,918,520

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Principal Amount	Value
Series 2015-DEAL, Class E, 4.44%, 04/15/29 (b),(e),(f)	$2,900,000	$2,710,920
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class D, 4.21%, 06/15/57 (b),(f)	1,282,000	927,142
Series 2015-C3, Class D, 3.36%, 08/15/48 (b),(f)	732,000	508,154
FHLMC Multi-Family Structured,
Series K011, Class X3, 2.58%, 12/25/43 (b),(f)	11,453,000	1,151,027
Series K043, Class X3, 1.64%, 02/25/43 (b),(f)	6,874,000	653,030
Great Wolf Trust,
Series 2015-WOLF, Class D, 3.94%, 05/15/34 (b),(e),(f)	3,758,000	3,529,514
Series 2015-WOLF, Class E, 4.89%, 05/15/34 (b),(e),(f)	1,889,000	1,752,803
Series 2015-WOLF, Class F, 5.44%, 05/15/34 (b),(e),(f)	3,141,000	2,858,310
GS Mortgage Securities Trust,
Series 2005-GG4, Class D, 4.94%, 07/10/39 (b),(f)	194,512	184,300
Series 2007-GG10, Class AM, 5.79%, 08/10/45 (f),(h)	9,068,221	8,768,970
Series 2015-GC32, Class C, 4.41%, 07/10/48 (b),(f),(h)	1,205,000	1,099,924
Hilton Mortgage Trust, Series 2014-ORL, Class F, 4.19%, 07/15/29 (e),(f),(h)	2,467,268	2,173,663
Hilton USA Trust,
Series 2013-HLF, Class EFL, 4.19%, 11/05/30 (b),(e),(f)	1,858,764	1,836,088
Series 2013-HLT, Class DFX, 4.41%, 11/05/30 (b),(e)	800,000	800,880
Series 2013-HLT, Class EFX, 5.22%, 11/05/30 (b),(e),(f)	3,550,000	3,550,000
Series 2014-ORL, Class E, 3.69%, 07/15/29 (b),(e),(f)	280,000	255,724
Hyatt Hotel Portfolio Trust, Series 2014-HYMZ, Class M, 6.66%, 11/15/16 (b),(e),(f),(g)	3,990,000	3,711,498
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2005-CB13, Class AJ, 5.48%, 01/12/43 (b),(f)	4,519,983	4,285,847
Series 2006-CB14, Class AJ, 5.59%, 12/12/44 (f),(h)	776,859	738,016

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Principal Amount	Value
Series 2006-CB15, Class AM, 5.86%, 06/12/43 (f),(h)	$2,169,945	$2,168,860
Series 2007-CB20, Class AJ, 6.08%, 02/12/51 (f),(h)	8,387,271	8,170,879
Series 2007-LD11, Class AM, 5.74%, 06/15/49 (b),(f),(h)	13,707,175	13,672,907
Series 2014-BXH, Class E, 4.19%, 04/15/27 (b),(e),(f)	1,630,000	1,575,721
Series 2014-C20, Class D, 4.57%, 07/15/47 (b),(e),(f)	5,325,000	4,078,418
Series 2014-CBM, Class E, 4.29%, 10/15/29 (b),(e),(f)	7,100,000	6,609,390
Series 2014-FL5, Class D, 3.94%, 07/15/31 (b),(e),(f)	5,625,000	5,358,375
Series 2014-INMZ, Class M, 6.66%, 06/15/29 (b),(e),(f),(g)	8,990,000	8,431,721
Series 2014-INN, Class E, 4.04%, 06/15/29 (b),(e),(f)	8,195,000	7,635,281
Series 2015-CSMO, Class E, 4.39%, 01/15/32 (b),(e),(f)	6,000,000	5,741,400
Series 2015-CSMO, Class D, 3.74%, 01/15/32 (b),(e),(f)	10,400,000	10,103,600
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C28, Class D, 3.74%, 10/15/48 (b),(e),(f)	5,074,000	3,523,386
Series 2015-C30, Class D, 3.81%, 07/15/48 (b),(f)	2,259,000	1,532,957
Series 2015-C30, Class C, 4.31%, 07/15/48 (b),(f),(h)	11,768,000	9,978,087
JPMCC Commercial Mortgage Securities Trust, Series 2014-FRR1, Class B707, 2.01%, 01/27/47 (b),(e),(g)	1,816,000	1,484,217
LB UBS Commercial Mortgage Trust, Series 2008-C1, Class AM, 6.08%, 04/15/41 (f),(h)	1,619,133	1,609,094
Lone Star Portfolio Trust, Series 2015-LSP, Class E, 6.04%, 09/15/28 (b),(e),(f)	7,789,514	7,593,997
LSTAR Commercial Mortgage Trust, Series 2015-3, Class D, 3.31%, 04/20/48 (b),(e),(f)	3,194,000	2,005,832
Merrill Lynch Mortgage Trust,
Series 2006-C2, Class AJ, 5.80%, 08/12/43 (f)	2,795,757	2,750,466
Series 2007-C1, Class AM, 5.84%, 06/12/50 (f),(h)	7,043,396	6,939,154

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Principal Amount	Value
ML-CFC Commercial Mortgage Trust,
Series 2006-4, Class B, 5.30%, 12/12/49 (b),(f)	$3,823,000	$3,566,859
Series 2006-4, Class C, 5.32%, 12/12/49 (b),(f),(g)	508,000	372,618
Series 2007-7, Class AM, 5.74%, 06/12/50 (f),(h)	5,852,398	5,740,032
Series 2007-8, Class AMA, 5.86%, 08/12/49 (f),(h)	4,910,938	4,937,948
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19, Class D, 3.25%, 12/15/47 (b),(e)	3,660,000	2,407,914
Series 2015-C21, Class D, 4.16%, 03/15/48 (b),(e),(f),(h)	6,557,000	4,955,781
Series 2015-C23, Class D, 4.14%, 07/15/50 (b),(e),(f)	2,195,000	1,624,959
Series 2015-C25, Class D, 3.07%, 10/15/48 (b)	1,023,000	676,203
Series 2015-C27, Class D, 3.24%, 12/15/47 (b),(e),(f)	1,466,500	918,322
Morgan Stanley Capital I Trust,
Series 2007-IQ14, Class AM, 5.67%, 04/15/49 (f),(h)	6,039,747	6,030,083
Series 2007-IQ14, Class AMFX, 5.67%, 04/15/49 (f),(h)	2,196,432	2,192,918
Series 2015-UBS8, Class D, 3.18%, 12/15/48 (b),(e)	1,523,000	1,084,224
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C22, Class D, 5.54%, 12/15/44 (b),(f),(g)	107,763	107,730
Series 2006-C25, Class D, 5.90%, 05/15/43 (b),(f)	2,564,000	2,530,924
Series 2006-C27, Class AJ, 5.83%, 07/15/45 (f),(h)	6,766,191	6,637,633
Series 2006-C29, Class AJ, 5.37%, 11/15/48 (b),(f)	5,271,000	5,062,268
Series 2006-C29, Class B, 5.43%, 11/15/48 (b),(f)	1,663,000	1,468,429
Wells Fargo Commercial Mortgage Trust,
Series 2015-C27, Class D, 3.77%, 02/15/48 (b),(e)	5,238,000	3,499,508
Series 2015-C31, Class D, 3.85%, 11/15/48 (b)	2,440,000	1,671,644
Series 2015-LC20, Class D, 4.37%, 04/15/50 (b),(e),(f),(h)	1,740,000	1,255,236

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Principal Amount	Value
Series 2015-NXS2, Class C, 4.25%, 07/15/58 (b),(f)	$9,532,000	$8,419,616
Series 2015-NXS4, Class E, 3.60%, 12/15/48 (b),(e),(f)	2,629,000	1,651,801
Series 2016-C32, Class XA, 1.37%, 01/15/59 (b),(f)	35,433,623	3,288,240
Wells Fargo REMIC Trust, Series 2013-FRR1, Class AK16, 0.01%, 12/27/43 (b),(e),(g)	609,000	386,289

		423,319,879

Interest Only Commercial Mortgage-Backed Securities — 0.7%
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class XA, 1.17%, 04/10/48 (b),(f),(h)	14,441,012	1,015,203
Commercial Mortgage Trust,
Series 2014-UBS4, Class XA, 1.27%, 08/10/47 (b),(f),(h)	20,997,973	1,404,764
Series 2014-UBS5, Class XA, 1.09%, 09/10/47 (b),(f)	4,088,970	224,076
Series 2015-CR23, Class XA, 1.01%, 05/10/48 (b),(f)	12,462,605	729,062
CSAIL Commercial Mortgage Trust,
Series 2015-C1, Class XA, 0.97%, 04/15/50 (b),(f)	5,513,830	323,110
Series 2015-C2, Class XA, 0.90%, 06/15/57 (b),(f)	41,395,425	2,285,027
Series 2015-C3, Class XA, 0.89%, 08/15/48 (b),(f)	34,911,067	1,836,322
GS Mortgage Securities Trust,
Series 2014-GC24, Class XA, 0.88%, 09/10/47 (b),(f)	14,151,424	706,156
Series 2015-GC32, Class XA, 0.90%, 07/10/48 (b),(f),(h)	24,353,859	1,337,027
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class XA, 0.97%, 09/15/47 (b),(f)	2,794,467	157,887
Series 2015-C30, Class XA, 0.72%, 07/15/48 (b),(f)	53,477,357	2,123,051
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class XA, 1.27%, 08/15/47 (b),(f)	25,679,271	1,622,930
Series 2014-C19, Class XA, 1.16%, 12/15/47 (b),(f)	12,848,169	786,308
Series 2015-C22, Class XA, 1.18%, 04/15/48 (b),(f),(h)	40,161,149	2,787,184

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Principal Amount		Value
Series 2015-C23, Class XA, 0.76%, 07/15/50 (b),(f),(h)	$57,602,733		$2,482,678
Series 2015-C25, Class XA, 1.15%, 10/15/48 (b),(f)	36,580,496		2,769,144
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class XA, 0.99%, 12/15/48 (b),(f)	14,219,280		962,645
Wells Fargo Commercial Mortgage Trust,
Series 2015-C28, Class XA, 0.78%, 05/15/48 (b),(f),(h)	26,355,003		1,286,124
Series 2015-C29, Class XA, 0.77%, 06/15/48 (b),(f),(h)	124,142,851		6,033,343
WFRBS Commercial Mortgage Trust, Series 2014-C22, Class XA, 0.95%, 09/15/57 (b),(f)	1,863,337		98,571

			30,970,612

Total United States			839,992,756

TOTAL MORTGAGE-BACKED SECURITIES (COST $899,195,150)			877,126,725

SOVEREIGN DEBT — 4.7%
Argentine Republic Government International Bond,
7.82%, 12/31/33 (a),(i)	16,382,515	EUR	20,692,243
8.28%, 12/31/33 (a),(i)	$3,249,231		3,793,478
8.75%, 06/02/17 (a),(i)	10,368,690		12,260,976
Bahrain Government International Bond, 7.00%, 01/26/26	8,887,000		8,808,172
Deutsche Bundesrepublik Inflation Linked Bond REG S, 0.10%, 04/15/26 (b)	4,269,685	EUR	5,306,595
Federal Republic of Brazil, 6.00%, 04/07/26	$5,830,000		5,923,280
France Government Bond OAT REG S, 0.10%, 03/01/25 (b)	5,333,451	EUR	6,467,237
Hellenic Republic Government Bond REG S,
3.00%, 02/24/23 - 02/24/42 (f),(k)	27,892,000	EUR	19,470,320
3.38%, 07/17/17 (e)	16,231,000	EUR	17,175,370
4.75%, 04/17/19 (e)	13,701,000	EUR	13,689,588
Japan Treasury Discount Bill, 0.00%, 06/20/16 (b),(n)	3,000,000,000	JPY	26,660,776
Mexican Bonos, 10.00%, 12/05/24 (b)	135,050,000	MXN	10,034,737
Mexico Government International Bond, 4.00%, 10/02/23	$4,154,000		4,351,315
Pakistan Government International Bond REG S, 6.75%, 12/03/19	4,184,000		4,372,686
Paraguay Government International Bond, 4.63%, 01/25/23	2,855,000		2,890,687

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Principal Amount		Value
Republic of Cyprus REG S, 3.88%, 05/06/22	4,556,000	EUR	$5,290,031
Republic of Indonesia REG S, 4.75%, 01/08/26	$1,187,000		1,245,290
Republic of Iraq REG S, 5.80%, 01/15/28	5,180,000		3,558,660
Republic of Sri Lanka REG S, 6.85%, 11/03/25	4,111,000		3,918,724
Russian Federation REG S, 5.63%, 04/04/42	10,200,000		10,311,058
United Kingdom Gilt Inflation Linked Bond REG S, 0.125%, 03/22/24 - 03/22/26 (b)	9,611,872	GBP	15,265,092

TOTAL SOVEREIGN DEBT (COST $192,338,391)			201,486,315

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES — 0.6%
United States — 0.6%
Inverse Interest Only Collateralized Mortgage Obligations — 0.6%
Federal National Mortgage Association, Series 2015-13, Class ST, 5.17%, 03/25/45 (b),(f)	$18,758,246		3,903,591
Government National Mortgage Association,
Series 2009-106, Class SL, 5.67%, 04/20/36 (b),(f)	15,013,464		2,606,337
Series 2011-157, Class LS, 6.20%, 12/20/41 (b),(f)	9,043,355		2,209,292
Series 2012-96, Class SA, 5.67%, 08/20/42 (b),(f)	9,216,855		1,971,485
Series 2013-188, Class SA, 5.72%, 12/20/43 (b),(f)	10,728,141		1,706,847
Series 2015-148, Class SL, 5.25%, 10/20/45 (b),(f)	24,359,669		5,091,171
Series 2015-161, Class AS, 5.77%, 11/20/45 (b),(f)	11,636,650		2,921,963
Series 2015-162, Class LS, 5.77%, 11/20/45 (b),(f)	16,832,914		4,174,563

TOTAL U.S. GOVERNMENT SPONSORED AGENCY SECURITIES (COST $24,316,386)			24,585,249

U.S. TREASURY OBLIGATIONS — 1.7%
United States — 1.7%
U.S. Treasury Inflation Indexed Notes,
0.38%, 07/15/25 (b)	46,952,530		47,987,551
0.63%, 01/15/26 (b)	23,928,480		25,023,950

TOTAL U.S. TREASURY OBLIGATIONS (COST $70,778,786)			73,011,501

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value

EXCHANGE-TRADED FUNDS — 0.7%
SPDR Dow Jones International Real Estate ETF (b)	137,030	$5,681,264
SPDR S&P Regional Banking ETF (d)	47,373	1,783,120
Vanguard Global ex-U.S. Real Estate ETF (b)	165,219	8,840,869
Vanguard REIT ETF (b)	160,655	13,462,889

TOTAL EXCHANGE-TRADED FUNDS (COST $28,137,319)		29,768,142

RIGHTS — 0.0%
United States — 0.0%
Vince Holding Corp. (a)	15,300	2,887

TOTAL RIGHTS (COST $0)		2,887

INVESTMENT IN INVESTEE FUNDS — 2.9%
Cayman Islands — 0.7%
GCM Offshore Equity Partners LP (g)	1	30,663,258

Total Cayman Islands		30,663,258

United States — 2.2%
GCM Equity Partners LP (g)	1	93,172,998

Total United States		93,172,998

TOTAL INVESTMENT IN INVESTEE FUNDS (COST $123,195,345)		123,836,256

Security Description	Contracts	Value

PURCHASED OPTIONS — 0.3%
Exchange-Traded Call Options — 0.1%
Apple, Inc. Strike Price 110.00 USD Expires 04/15/16	1,347	168,375
Apple, Inc. Strike Price 110.00 USD Expires 05/20/16	2,694	940,206
CBOE SPX Volatility Index Strike Price 29.00 USD Expires 04/20/16	545	5,450
CBOE SPX Volatility Index Strike Price 28.00 USD Expires 05/18/16	691	31,786
CBOE SPX Volatility Index Strike Price 40.00 USD Expires 06/15/16	1,443	43,290
Comerica, Inc. Strike Price 50.00 USD Expires 04/15/16	585	2,925
DAX Index Strike Price 10,150.00 EUR Expires 04/15/16	643	285,351

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
DAX Index Strike Price 10,500.00 EUR Expires 04/15/16	332	$21,911
DAX Index Strike Price 10,600.00 EUR Expires 06/17/16	669	496,338
Euro Stoxx 50 Strike Price 3,000.00 EUR Expires 04/15/16	124	68,998
Euro Stoxx 50 Strike Price 3,100.00 EUR Expires 04/15/16	123	15,536
Euro Stoxx 50 Strike Price 3,100.00 EUR Expires 05/20/16	252	87,172
FTSE 100 Index Strike Price 6,200.00 GBP Expires 06/17/16	63	121,701
iShares 20+ Year Treasury Bond Strike Price 133.00 USD Expires 09/16/16	266	85,386
Netflix, Inc. Strike Price 105.00 USD Expires 04/22/16	55	32,890
S&P 500 Index Strike Price 2,050.00 USD Expires 04/22/16	136	380,800
S&P 500 Index Strike Price 2,065.00 USD Expires 04/08/16	395	400,530
S&P 500 Index Strike Price 2,075.00 USD Expires 07/15/16	126	611,100
SPDR S&P 500 ETF Trust Strike Price 215.00 USD Expires 12/16/16	254	135,890
SPDR S&P 500 ETF Trust Strike Price 225.00 USD Expires 12/16/16	702	124,254
Vodafone Group PLC Strike Price 2.30 GBP Expires 09/16/16	2,062	222,116

		4,282,005

Exchange-Traded Put Options — 0.1%
FTSE 100 Index Strike Price 6,000.00 GBP Expires 06/17/16	63	126,225
iShares Russell 2000 ETF Strike Price 104.00 USD Expires 06/30/16	428	83,460
Marriott International, Inc. Strike Price 70.00 USD Expires 04/15/16	355	48,635
Microsoft Corp. Strike Price 55.00 USD Expires 01/19/18	1,447	1,143,130
S&P 500 Index Strike Price 1,900.00 USD Expires 04/15/16	177	14,691
S&P 500 Index Strike Price 2,000.00 USD Expires 04/29/16	111	127,650
S&P 500 Index Strike Price 2,040.00 USD Expires 04/15/16	16	19,760

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
SPDR S&P 500 ETF Trust Strike Price 139.00 USD Expires 04/15/16	305	$153
SPDR S&P 500 ETF Trust Strike Price 147.00 USD Expires 05/20/16	483	2,173
SPDR S&P 500 ETF Trust Strike Price 189.00 USD Expires 04/15/16	1,333	10,664
SPDR S&P 500 ETF Trust Strike Price 202.00 USD Expires 04/08/16	2,138	81,244
SPDR S&P 500 ETF Trust Strike Price 205.00 USD Expires 04/01/16	2,138	64,140
SPDR S&P 500 ETF Trust Strike Price 172.00 USD Expires 06/17/16	448	25,536
SPDR S&P 500 ETF Trust Strike Price 180.00 USD Expires 05/20/16	407	15,059
Telefonica SA Strike Price 9.89 EUR Expires 03/17/17	4,664	780,153
Telefonica SA Strike Price 9.89 EUR Expires 12/16/16	660	100,636

		2,643,309

OTC Call Options — 0.0%
Bank of America Corp. Strike Price 14.00 USD Expires 05/20/16 Counterparty Deutsche Bank AG	1,372,000	495,147
Charles Schwab Corp. Strike Price 28.00 USD Expires 09/16/16 Counterparty Deutsche Bank AG	497,600	1,216,653
Charles Schwab Corp. Strike Price 30.00 USD Expires 06/17/16 Counterparty Deutsche Bank AG	245,900	205,477
SPDR S&P 500 ETF Trust Strike Price 206.00 USD Expires 04/15/16 Counterparty Morgan Stanley & Co. International plc	57,600	93,909

		2,011,186

OTC Put Options — 0.1%
Allergan PLC Strike Price 260.00 USD Expires 04/15/16 Counterparty Morgan Stanley & Co. International plc	76,200	367,842
Financial Select Sector SPDR Strike Price 20.00 USD Expires 08/17/16 Counterparty Morgan Stanley & Co. International plc	485,100	117,255
iShares PHLX Semiconductor ETF Strike Price 87.00 USD Expires 01/20/17 Counterparty Morgan Stanley & Co. International plc	109,600	695,574

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Contracts	Value
iShares PHLX Semiconductor ETF Strike Price 87.00 USD Expires 01/20/17 Counterparty Credit Suisse International	163,400	$1,037,015
KOSPI 200 Index Strike Price 171.29 KRW Expires 01/12/17 Counterparty JPMorgan Chase Bank, N.A.	19,093,472	16,217
Liberty Global, Inc. Strike Price 35.00 USD Expires 04/15/16 Counterparty Bank of America, N.A.	357,600	38,940
SPDR S&P 500 ETF Trust Strike Price 200.00 USD Expires 05/20/16 Counterparty Morgan Stanley & Co. International plc	110,300	248,350
SX5E Index Strike Price 2,399.39 EUR Expires 01/20/17 Counterparty JPMorgan Chase Bank, N.A.	293	27,830
SX5E Index Strike Price 2,428.69 EUR Expires 01/20/17 Counterparty Credit Suisse International	286	28,882

		2,577,905

TOTAL PURCHASED OPTIONS (PREMIUMS PAID $13,483,254)		11,514,405

Security Description	Shares	Value

SHORT-TERM INVESTMENT — MONEY MARKET FUND — 18.1%
State Street Institutional Liquid Reserves Fund, 0.45% (b),(m)	774,303,004	774,303,004

TOTAL SHORT-TERM INVESTMENT — MONEY MARKET FUND (COST $774,303,004)		774,303,004

TOTAL INVESTMENTS IN SECURITIES — 100.0% (COST $4,316,750,335) (o)		4,282,770,288

TOTAL SECURITIES SOLD SHORT — (25.8)% (PROCEEDS $1,121,390,883)		(1,104,445,099)

Other Assets (p) — 25.8%		1,105,124,970

Net Assets — 100.0%		$4,283,450,159

	Shares	Value

SECURITIES SOLD SHORT — (25.8)%

COMMON STOCK — (20.9)%
Australia — (0.0)%
Banking — (0.0)%
Westpac Banking Corp. ADR	100	(2,326)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Iron & Steel — (0.0)%
BHP Billiton Ltd. ADR	4,800	$(124,320)

Total Australia		(126,646)

Belgium — (0.0)%
Software — (0.0)%
Materialise NV ADR	1,800	(13,680)

Total Belgium		(13,680)

Bermuda — (0.1)%
Insurance — (0.1)%
Arch Capital Group Ltd.	15,400	(1,094,940)
RenaissanceRe Holdings Ltd.	17,800	(2,132,974)

		(3,227,914)

Transportation & Logistics — (0.0)%
Golar LNG Ltd.	68,700	(1,234,539)
Teekay Tankers Ltd. Class A	2,700	(9,909)

		(1,244,448)

Total Bermuda		(4,472,362)

Brazil — (0.1)%
Aerospace & Defense — (0.0)%
Embraer SA ADR	3,500	(92,260)

Banking — (0.1)%
Banco Bradesco SA ADR	72,700	(541,615)
Banco Santander Brasil SA ADR	14,500	(67,425)
Itau Unibanco Holding SA ADR	34,700	(298,073)

		(907,113)

Chemicals — (0.0)%
Braskem SA ADR	3,900	(50,349)

Consumer Products — (0.0)%
AMBEV SA ADR	12,800	(66,304)

Iron & Steel — (0.0)%
Cia Siderurgica Nacional SA ADR	99,000	(195,030)
Vale SA ADR	75,400	(317,434)

		(512,464)

Oil, Gas & Coal — (0.0)%
Petroleo Brasileiro SA ADR	44,800	(261,632)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Passenger Transportation — (0.0)%
Gol Linhas Aereas Inteligentes SA ADR	6,150	$(46,309)

Real Estate — (0.0)%
Gafisa SA ADR	1,100	(1,562)

Telecommunications — (0.0)%
Oi SA ADR	15,719	(5,115)
Telefonica Brasil SA ADR	900	(11,241)

		(16,356)

Utilities — (0.0)%
Centrais Eletricas Brasileiras SA ADR	1,300	(2,314)
Cia de Saneamento Basico do Estado de Sao Paulo ADR	900	(5,940)
Cia Paranaense de Energia ADR	3,100	(24,552)
CPFL Energia SA ADR	3,400	(37,026)

		(69,832)

Total Brazil		(2,024,181)

Canada — (1.2)%
Apparel & Textile Products — (0.0)%
Gildan Activewear, Inc.	39,500	(1,205,145)

Automotive — (0.0)%
Westport Innovations, Inc.	12,100	(31,520)

Banking — (0.3)%
Bank of Montreal	17,500	(1,062,075)
Bank of Nova Scotia	20,700	(1,011,402)
Canadian Imperial Bank of Commerce	22,700	(1,695,917)
Royal Bank of Canada	53,500	(3,079,460)
Royal Bank of Canada	49,460	(2,849,734)
Toronto-Dominion Bank	102,100	(4,403,573)

		(14,102,161)

Biotechnology & Pharmaceuticals — (0.0)%
Aeterna Zentaris, Inc.	14,305	(47,493)
Aquinox Pharmaceuticals, Inc. (b)	4,400	(38,808)
Arbutus Biopharma Corp.	25,300	(104,489)
Concordia Healthcare Corp.	300	(7,680)

		(198,470)

Chemicals — (0.0)%
BioAmber, Inc.	500	(2,100)
Methanex Corp.	2,100	(67,452)

		(69,552)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Consumer Products — (0.0)%
DavidsTea, Inc.	3,600	$(43,596)

Design, Manufacturing & Distribution — (0.0)%
Celestica, Inc.	2,700	(29,646)

Engineering & Construction Services — (0.0)%
Stantec, Inc.	200	(5,072)

Hardware — (0.1)%
Blackberry Ltd. (b)	322,285	(2,607,286)
Sierra Wireless, Inc.	5,200	(75,608)

		(2,682,894)

Industrial Services — (0.0)%
Ritchie Bros Auctioneers, Inc.	23,000	(622,840)

Insurance — (0.0)%
Manulife Financial Corp.	13,100	(185,103)
Sun Life Financial, Inc.	14,200	(458,234)

		(643,337)

Media — (0.0)%
Shaw Communications, Inc. B Shares	3,500	(67,585)

Medical Equipment & Devices — (0.0)%
Alpha Pro Tech Ltd.	200	(364)
Novadaq Technologies, Inc.	2,600	(28,834)

		(29,198)

Metals & Mining — (0.2)%
Agnico Eagle Mines Ltd.	36,500	(1,319,840)
B2GOLD Corp.	1,200	(1,992)
Barrick Gold Corp.	12,200	(165,676)
Endeavour Silver Corp.	1,800	(4,428)
First Majestic Silver Corp.	26,900	(174,312)
Franco-Nevada Corp.	44,900	(2,755,962)
Goldcorp, Inc.	34,000	(551,820)
New Gold, Inc.	3,200	(11,936)
NOVAGOLD Resources, Inc.	25,300	(127,512)
Pan American Silver Corp.	95,000	(1,032,650)
Pretium Resources, Inc.	1,000	(5,350)
Primero Mining Corp.	7,100	(12,851)
Seabridge Gold, Inc.	23,700	(259,752)
Silver Wheaton Corp.	5,300	(87,874)
Teck Resources Ltd.	33,800	(257,218)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Yamana Gold, Inc.	24,900	$(75,696)

		(6,844,869)

Oil, Gas & Coal — (0.2)%
Baytex Energy Corp.	17,000	(67,490)
Bellatrix Exploration Ltd.	2,900	(2,929)
Canadian Natural Resources Ltd.	7,000	(189,000)
Cenovus Energy, Inc.	55,800	(725,400)
Crescent Point Energy Corp.	9,600	(132,864)
Enbridge, Inc.	11,900	(463,029)
Encana Corp.	167,900	(1,022,511)
Enerplus Corp.	71,900	(282,567)
Imperial Oil Ltd.	2,900	(96,860)
Pembina Pipeline Corp.	27,700	(747,346)
Pengrowth Energy Corp.	44,300	(58,033)
Penn West Petroleum Ltd.	18,200	(16,924)
Precision Drilling Corp.	64,200	(269,640)
Suncor Energy, Inc.	4,300	(119,583)
TransCanada Corp.	88,700	(3,486,797)
Vermilion Energy, Inc.	2,900	(84,738)

		(7,765,711)

Real Estate — (0.1)%
Brookfield Asset Management, Inc. Class A	58,650	(2,040,433)

Renewable Energy — (0.0)%
Ballard Power Systems, Inc.	31,800	(44,520)
Hydrogenics Corp.	300	(2,454)

		(46,974)

Software — (0.0)%
Descartes Systems Group, Inc. (The)	100	(1,951)
Open Text Corp.	16,200	(839,160)
Sphere 3D Corp.	200	(248)

		(841,359)

Technology Services — (0.0)%
CGI Group, Inc. Class A	15,400	(735,812)

Telecommunications — (0.1)%
BCE, Inc.	61,600	(2,805,264)
Rogers Communications, Inc. B Shares	32,800	(1,312,656)
TELUS Corp.	9,800	(318,794)

		(4,436,714)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Transportation & Logistics — (0.2)%
Canadian National Railway Co.	97,700	$(6,102,342)
Canadian Pacific Railway Ltd.	800	(106,152)

		(6,208,494)

Utilities — (0.0)%
Fortis, Inc. (b)	16,544	(522,476)
Just Energy Group, Inc.	6,800	(40,460)
TransAlta Corp.	2,200	(10,230)

		(573,166)

Total Canada		(49,224,548)

Cayman Islands — (0.0)%
Biotechnology & Pharmaceuticals — (0.0)%
Theravance Biopharma, Inc.	4,600	(86,480)

Total Cayman Islands		(86,480)

Chile — (0.0)%
Banking — (0.0)%
Banco de Chile ADR	100	(6,445)

Passenger Transportation — (0.0)%
Latam Airlines Group SA ADR	42,800	(299,600)

Retail—Consumer Staples — (0.0)%
Cencosud SA ADR	300	(2,304)

Total Chile		(308,349)

China — (0.7)%
Automotive — (0.0)%
Kandi Technologies Group, Inc.	20,700	(149,040)

Chemicals — (0.0)%
Tantech Holdings Ltd.	100	(583)

Gaming, Lodging & Restaurants — (0.0)%
500.com Ltd. Class A ADR	40,100	(669,670)

Media — (0.2)%
58.com, Inc. ADR	41,600	(2,315,040)
Autohome, Inc. ADR	1,900	(53,086)
Renren, Inc. ADR	1,700	(5,559)
SouFun Holdings Ltd. ADR	465,900	(2,790,741)
Weibo Corp. ADR	9,100	(163,345)

		(5,327,771)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Oil, Gas & Coal — (0.0)%
CNOOC Ltd. ADR	1,100	$(128,766)
Yanzhou Coal Mining Co. Ltd. ADR	400	(2,108)

		(130,874)

Renewable Energy — (0.0)%
JinkoSolar Holding Co. Ltd. ADR	21,400	(447,474)
ReneSola Ltd. ADR	7,500	(10,800)
Yingli Green Energy Holding ADR	6,840	(31,259)

		(489,533)

Retail—Discretionary — (0.5)%
Alibaba Group Holding Ltd. ADR (b)	239,616	(18,936,852)
JD.com, Inc. ADR	2,300	(60,950)
Jumei International Holding Ltd. ADR	34,300	(223,293)
LightInTheBox Holding Co. Ltd. ADR	1,000	(2,400)

		(19,223,495)

Software — (0.0)%
iDreamsky Technology Ltd. ADR	1,500	(20,610)
Momo, Inc. ADR	36,100	(405,764)
NQ Mobile, Inc. ADR	56,300	(257,854)

		(684,228)

Technology Services — (0.0)%
China Information Technology, Inc.	100	(147)

Telecommunications — (0.0)%
21Vianet Group, Inc. ADR	47,100	(940,587)

Total China		(27,615,928)

Colombia — (0.0)%
Banking — (0.0)%
Bancolombia SA ADR	36,500	(1,247,570)
Grupo Aval Acciones y Valores SA ADR	4,900	(37,877)

		(1,285,447)

Oil, Gas & Coal — (0.0)%
Ecopetrol SA ADR	800	(6,888)

Passenger Transportation — (0.0)%
Avianca Holdings SA ADR	8,700	(43,239)

Total Colombia		(1,335,574)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Denmark — (0.1)%
Biotechnology & Pharmaceuticals — (0.1)%
Novo Nordisk A/S ADR	7,100	$(384,749)
Novo Nordisk A/S B Shares (b)	36,630	(1,986,864)

Total Denmark		(2,371,613)

Finland — (0.0)%
Hardware — (0.0)%
Nokia Oyj ADR	134,200	(793,122)

Total Finland		(793,122)

Germany — (0.1)%
Banking — (0.0)%
Deutsche Bank AG	117,300	(1,987,062)

Biotechnology & Pharmaceuticals — (0.0)%
Affimed NV	4,500	(16,830)

Hardware — (0.0)%
voxeljet AG ADR	7,300	(44,530)

Semiconductors — (0.0)%
Aixtron SE ADR	100	(485)

Software — (0.1)%
SAP SE ADR	33,600	(2,702,112)

Total Germany		(4,751,019)

Greece — (0.0)%
Oil, Gas & Coal — (0.0)%
Dryships, Inc. (a)	32	(75)

Transportation & Logistics — (0.0)%
Diana Containerships, Inc.	200	(116)
Diana Shipping, Inc.	7,100	(18,957)
Star Bulk Carriers Corp.	11,900	(8,925)

		(27,998)

Total Greece		(28,073)

Hong Kong — ((0.1))%
Gaming, Lodging & Restaurants — (0.1)%
Melco Crown Entertainment Ltd. ADR	222,400	(3,671,824)

Total Hong Kong		(3,671,824)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
India — (0.0)%
Banking — (0.0)%
HDFC Bank Ltd. ADR	14,700	$(905,961)

Biotechnology & Pharmaceuticals — (0.0)%
Dr. Reddy’s Laboratories Ltd. ADR	400	(18,076)

Media — (0.0)%
MakeMyTrip Ltd.	5,800	(104,922)

Technology Services — (0.0)%
Infosys Ltd. ADR (b)	26,126	(496,917)
Wipro Ltd. ADR	7,100	(89,318)

		(586,235)

Total India		(1,615,194)

Indonesia — (0.0)%
Telecommunications — (0.0)%
PT Telekomunikasi Indonesia Persero Tbk ADR	3,300	(167,805)

Total Indonesia		(167,805)

Ireland — (0.3)%
Biotechnology & Pharmaceuticals — (0.0)%
Amarin Corp. PLC ADR	20,200	(30,906)

Insurance — (0.1)%
XL Group PLC	148,254	(5,455,747)

Specialty Finance — (0.2)%
AerCap Holdings NV	192,900	(7,476,804)

Transportation & Logistics — (0.0)%
Ardmore Shipping Corp.	5,100	(43,095)

Total Ireland		(13,006,552)

Israel — (0.0)%
Aerospace & Defense — (0.0)%
RADA Electronic Industries Ltd.	4,100	(1,640)

Biotechnology & Pharmaceuticals — (0.0)%
Alcobra Ltd.	3,800	(14,402)
Neuroderm Ltd.	3,700	(52,244)
Oramed Pharmaceuticals, Inc.	1,900	(12,654)
Vascular Biogenics Ltd.	1,800	(6,264)

		(85,564)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Consumer Products — (0.0)%
SodaStream International Ltd. (b)	19,257	$(271,139)

Hardware — (0.0)%
SuperCom Ltd.	200	(796)

Medical Equipment & Devices — (0.0)%
ReWalk Robotics Ltd.	5,200	(48,880)

Telecommunications — (0.0)%
magicJack VocalTec Ltd.	400	(2,624)

Total Israel		(410,643)

Italy — (0.0)%
Automotive — (0.0)%
Ferrari NV	1,000	(41,700)

Total Italy		(41,700)

Japan — (0.0)%
Automotive — (0.0)%
Toyota Motor Corp. ADR	800	(85,056)

Banking — (0.0)%
Sumitomo Mitsui Financial Group, Inc. ADR	400	(2,404)

Hardware — (0.0)%
Sony Corp. ADR	38,900	(1,000,508)

Media — (0.0)%
Yahoo Japan Corp. (b)	81,100	(345,168)

Telecommunications — (0.0)%
Nippon Telegraph & Telephone Corp. ADR	1,400	(60,536)
NTT Docomo, Inc. ADR	2,500	(56,925)

		(117,461)

Total Japan		(1,550,597)

Jersey — (0.0)%
Metals & Mining — (0.0)%
Randgold Resources Ltd. ADR	8,600	(780,966)

Total Jersey		(780,966)

Monaco — (0.0)%
Transportation & Logistics — (0.0)%
GasLog Ltd.	76,600	(746,084)
Navios Maritime Holdings, Inc.	24,400	(27,572)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Scorpio Tankers, Inc.	110,100	$(641,883)

Total Monaco		(1,415,539)

Netherlands — (0.0)%
Insurance — (0.0)%
Aegon NV	31	(170)

Retail—Discretionary — (0.0)%
Cnova NV	3,500	(10,500)

Semiconductors — (0.0)%
ASML Holding NV New York Shares (b)	2,740	(275,069)

Telecommunications — (0.0)%
VimpelCom Ltd. ADR	63,400	(270,084)

Total Netherlands		(555,823)

Norway — (0.0)%
Oil, Gas & Coal — (0.0)%
North Atlantic Drilling Ltd.	900	(2,466)
Statoil ASA ADR	1,100	(17,116)

		(19,582)

Transportation & Logistics — (0.0)%
Frontline Ltd.	17,540	(146,810)
Golden Ocean Group Ltd.	15,300	(10,633)
Nordic American Offshore Ltd.	1,200	(5,376)

		(162,819)

Total Norway		(182,401)

Panama — (0.0)%
Banking — (0.0)%
Banco Latinoamericano de Comercio Exterior SA E Shares	1,600	(38,752)

Passenger Transportation — (0.0)%
Copa Holdings SA Class A	18,100	(1,226,275)

Total Panama		(1,265,027)

Peru — (0.1)%
Metals & Mining — (0.1)%
Southern Copper Corp.	83,300	(2,308,243)

Total Peru		(2,308,243)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Puerto Rico — (0.0)%
Banking — (0.0)%
OFG Bancorp	700	$(4,893)

Total Puerto Rico		(4,893)

Republic of Korea — (0.0)%
Banking — (0.0)%
KB Financial Group, Inc. ADR	100	(2,759)

Semiconductors — (0.0)%
Magnachip Semiconductor Corp.	600	(3,264)

Total Republic of Korea		(6,023)

Singapore — (0.0)%
Semiconductors — (0.0)%
Broadcom Ltd. (b)	38	(5,871)

Total Singapore		(5,871)

Spain — (0.0)%
Banking — (0.0)%
Banco Santander SA ADR	64,248	(280,121)

Telecommunications — (0.0)%
Telefonica SA ADR	4,201	(46,757)

Utilities — (0.0)%
Abengoa Yield PLC	21,018	(373,700)

Total Spain		(700,578)

Sweden — (0.0)%
Automotive — (0.0)%
Autoliv, Inc.	700	(82,936)

Total Sweden		(82,936)

Switzerland — (0.1)%
Asset Management — (0.0)%
UBS Group AG	12,800	(205,056)

Construction Materials — (0.0)%
LafargeHolcim Ltd.	15,973	(751,348)

Institutional Financial Services — (0.0)%
Credit Suisse Group AG ADR	114,283	(1,614,819)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Retail—Consumer Staples — (0.1)%
Galenica AG (b)	2,670	$(4,015,205)

Total Switzerland		(6,586,428)

Taiwan — (0.0)%
Semiconductors — (0.0)%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,100	(28,820)

Total Taiwan		(28,820)

United Kingdom — (0.1)%
Automotive — (0.0)%
Fiat Chrysler Automobiles NV	27,400	(220,844)

Banking — (0.0)%
Barclays PLC ADR	1,004	(8,655)
Lloyds Banking Group PLC ADR	900	(3,555)
Royal Bank of Scotland Group PLC ADR	1,400	(8,932)

		(21,142)

Insurance — (0.0)%
Aviva PLC ADR	200	(2,612)

Iron & Steel — (0.0)%
Rio Tinto PLC ADR	400	(11,308)

Machinery — (0.1)%
CNH Industrial NV	17,900	(121,004)
Pentair PLC	28,400	(1,540,984)

		(1,661,988)

Media — (0.0)%
WPP PLC ADR	100	(11,643)

Oil, Gas & Coal — (0.0)%
BP PLC ADR	34	(1,026)
Noble Corp. PLC	45,700	(472,995)

		(474,021)

Semiconductors — (0.0)%
ARM Holdings PLC ADR (b)	24,400	(1,066,036)

Software — (0.0)%
Atlassian Corp. PLC Class A (b)	5,000	(125,750)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Utilities — (0.0)%
National Grid PLC ADR	1	$(71)

Total United Kingdom		(3,595,415)

United States — (17.9)%
Aerospace & Defense — (0.1)%
Boeing Co. (The)	7,200	(913,968)
Harris Corp.	18	(1,402)
Sturm Ruger & Co., Inc.	4,100	(280,358)
Taser International, Inc.	95,100	(1,866,813)
Teledyne Technologies, Inc.	2,200	(193,908)
Woodward, Inc.	8,500	(442,170)

		(3,698,619)

Apparel & Textile Products — (0.4)%
Columbia Sportswear Co.	800	(48,072)
Crocs, Inc.	3,700	(35,594)
Deckers Outdoor Corp.	1,000	(59,910)
Iconix Brand Group, Inc.	44,700	(359,835)
Lakeland Industries, Inc.	2,100	(25,767)
Michael Kors Holdings Ltd.	17,400	(991,104)
Sequential Brands Group, Inc.	1,700	(10,863)
Steven Madden Ltd.	8,300	(307,432)
Tumi Holdings, Inc.	8,100	(217,242)
Under Armour, Inc. Class A (b)	183,670	(15,580,726)
VF Corp.	2,500	(161,900)
Wolverine World Wide, Inc.	300	(5,526)

		(17,803,971)

Asset Management — (0.3)%
Acacia Research Corp.	8,600	(32,594)
American Capital Ltd.	2,300	(35,052)
Ameriprise Financial, Inc.	21,403	(2,012,096)
Artisan Partners Asset Management, Inc. Class A	19,400	(598,296)
BlackRock, Inc.	800	(272,456)
Eaton Vance Corp. (b)	22,415	(751,351)
Fifth Street Asset Management, Inc.	1,900	(5,814)
Franklin Resources, Inc. (b)	12,025	(469,576)
Full Circle Capital Corp.	4,400	(11,352)
Ladenburg Thalmann Financial Services, Inc.	100	(250)
Medley Capital Corp.	16,600	(109,560)
T Rowe Price Group, Inc.	90,225	(6,627,928)
Waddell & Reed Financial, Inc. Class A (b)	17,935	(422,190)
WisdomTree Investments, Inc.	48,800	(557,784)

		(11,906,299)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Automotive — (0.5)%
Cooper Tire & Rubber Co.	5,300	$(196,206)
Dorman Products, Inc.	2,400	(130,608)
Federal-Mogul Holdings Corp.	1,809	(17,873)
Ford Motor Co.	52,300	(706,050)
Gentherm, Inc.	5,100	(212,109)
Harley-Davidson, Inc. (b)	5,710	(293,094)
Harman International Industries, Inc. (b)	3,010	(268,011)
Metaldyne Performance Group, Inc.	300	(5,043)
Mobileye NV	66,000	(2,461,140)
Tesla Motors, Inc.	67,500	(15,509,475)

		(19,799,609)

Banking — (0.2)%
Banc of California, Inc.	7,500	(131,250)
Bank of America Corp.	485,725	(6,567,002)
Bank of Hawaii Corp.	9,700	(662,316)
BOK Financial Corp.	2,200	(120,164)
Commerce Bancshares, Inc.	2,580	(115,971)
Community Bank System, Inc.	2,400	(91,704)
ConnectOne Bancorp, Inc.	23	(376)
CVB Financial Corp.	300	(5,235)
Eagle Bancorp, Inc.	2,000	(96,000)
EverBank Financial Corp.	6,200	(93,558)
First Financial Bankshares, Inc.	1,900	(56,202)
Fulton Financial Corp.	100	(1,338)
Hilltop Holdings, Inc.	200	(3,776)
Home BancShares, Inc.	1,000	(40,950)
JPMorgan Chase & Co.	3,600	(213,192)
Kearny Financial Corp.	7,100	(87,685)
LegacyTexas Financial Group, Inc.	2,700	(53,055)
MB Financial, Inc.	1,736	(56,333)
Northwest Bancshares, Inc.	3,100	(41,881)
PacWest Bancorp	1	(37)
People’s United Financial, Inc.	56,500	(900,045)
Renasant Corp.	200	(6,582)
Sterling Bancorp	44,108	(702,641)
Texas Capital Bancshares, Inc.	6,400	(245,632)
TFS Financial Corp.	18,552	(322,248)
Towne Bank	40	(768)
UMB Financial Corp.	1,100	(56,793)
Valley National Bancorp	4,700	(44,838)
Webster Financial Corp.	1,000	(35,900)

		(10,753,472)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Biotechnology & Pharmaceuticals — (1.5)%
Abeona Therapeutics, Inc.	600	$(1,536)
ACADIA Pharmaceuticals, Inc.	26,600	(743,736)
Acceleron Pharma, Inc.	200	(5,278)
AcelRx Pharmaceuticals, Inc.	300	(924)
Achillion Pharmaceuticals, Inc.	62,500	(482,500)
Actinium Pharmaceuticals, Inc.	32,800	(65,272)
Advaxis, Inc.	16,600	(149,898)
Aegerion Pharmaceuticals, Inc.	36,400	(134,680)
Aerie Pharmaceuticals, Inc.	16,100	(195,776)
Agenus, Inc.	8,900	(37,024)
Aimmune Therapeutics, Inc.	500	(6,780)
Akebia Therapeutics, Inc.	22,500	(202,725)
Alder Biopharmaceuticals, Inc.	9,000	(220,410)
Alimera Sciences, Inc.	300	(525)
Allergan PLC (b)	8,830	(2,366,705)
AMAG Pharmaceuticals, Inc.	2,800	(65,520)
Amicus Therapeutics, Inc.	32,400	(273,780)
Ampio Pharmaceuticals, Inc.	17,400	(39,150)
Anacor Pharmaceuticals, Inc.	3,400	(181,730)
Anavex Life Sciences Corp.	22,500	(110,250)
ANI Pharmaceuticals, Inc.	800	(26,928)
Anthera Pharmaceuticals, Inc.	16,700	(60,454)
Aratana Therapeutics, Inc.	6,100	(33,672)
Arena Pharmaceuticals, Inc.	31,000	(61,070)
ARIAD Pharmaceuticals, Inc.	3,800	(24,282)
Arrowhead Pharmaceuticals, Inc.	78,300	(377,406)
Atara Biotherapeutics, Inc.	3,000	(57,090)
AVEO Pharmaceuticals, Inc.	5,200	(4,784)
Axovant Sciences Ltd.	400	(4,592)
BIND Therapeutics, Inc.	1,500	(3,300)
Biocept, Inc.	1,000	(1,290)
BioCryst Pharmaceuticals, Inc.	9,800	(27,734)
BioDelivery Sciences International, Inc.	79,800	(257,754)
BioTime, Inc.	200	(574)
Bluebird Bio, Inc.	7,400	(314,500)
Blueprint Medicines Corp.	4,700	(84,835)
Brainstorm Cell Therapeutics, Inc.	3,200	(8,544)
Caladrius Biosciences, Inc.	11,600	(8,700)
Calithera Biosciences, Inc.	1,200	(6,816)
Cambrex Corp.	500	(22,000)
Catalyst Pharmaceutical Partners, Inc.	2,500	(2,925)
Celator Pharmaceuticals, Inc.	5,500	(60,665)
Celgene Corp. (b)	1,500	(150,135)
Celldex Therapeutics, Inc.	39,200	(148,176)
Cellular Biomedicine Group, Inc.	100	(1,865)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Cempra, Inc.	10,900	$(190,968)
Clovis Oncology, Inc.	500	(9,600)
Coherus Biosciences, Inc.	1,400	(29,722)
Conatus Pharmaceuticals, Inc.	9,700	(20,758)
CorMedix, Inc.	1,200	(3,180)
CTI BioPharma Corp.	15,800	(8,396)
CytRx Corp.	49,000	(131,320)
Dicerna Pharmaceuticals, Inc.	2,800	(15,008)
Discovery Laboratories, Inc.	28	(46)
Dynavax Technologies Corp.	30	(577)
Eagle Pharmaceuticals, Inc.	25,900	(1,048,950)
Egalet Corp.	100	(686)
Enanta Pharmaceuticals, Inc.	13,600	(399,432)
Endo International PLC	29,700	(836,055)
Endocyte, Inc.	12,100	(37,510)
EPIRUS Biopharmaceuticals, Inc.	700	(1,883)
Epizyme, Inc.	7,900	(95,748)
Esperion Therapeutics, Inc.	8,500	(143,735)
FibroGen, Inc.	500	(10,645)
Fortress Biotech, Inc.	100	(310)
Galectin Therapeutics, Inc.	1,800	(2,574)
Galena Biopharma, Inc.	98,600	(134,096)
Geron Corp.	27,700	(80,884)
Global Blood Therapeutics, Inc.	1,500	(23,790)
Heron Therapeutics, Inc.	36,400	(691,236)
Idera Pharmaceuticals, Inc.	30,900	(61,182)
ImmunoGen, Inc. (b)	8,800	(74,976)
Immunomedics, Inc.	500	(1,250)
Incyte Corp. (b)	83,685	(6,064,652)
Infinity Pharmaceuticals, Inc.	100	(527)
Inovio Pharmaceuticals, Inc.	96,900	(843,999)
Insmed, Inc.	1,100	(13,937)
Intercept Pharmaceuticals, Inc.	1,200	(154,164)
Intersect ENT, Inc.	1,100	(20,900)
Intra-Cellular Therapies, Inc.	7,400	(205,720)
Intrexon Corp.	9,700	(328,733)
Johnson & Johnson (b)	42,810	(4,632,042)
Juno Therapeutics, Inc.	25,800	(982,722)
Karyopharm Therapeutics, Inc.	13,700	(122,204)
Keryx Biopharmaceuticals, Inc.	142,200	(664,074)
Kite Pharma, Inc.	16,600	(762,106)
La Jolla Pharmaceutical Co.	3,100	(64,821)
Lexicon Pharmaceuticals, Inc.	11,085	(132,466)
Lion Biotechnologies, Inc.	1,500	(7,620)
Lipocine, Inc.	900	(9,135)
MannKind Corp.	106,200	(170,982)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Mast Therapeutics, Inc.	8,900	$(2,439)
Medivation, Inc.	12,000	(551,760)
MEI Pharma, Inc.	6,300	(7,938)
Mylan NV (b)	122,220	(5,664,897)
NanoViricides, Inc.	400	(876)
NantKwest, Inc.	5,100	(41,922)
Natural Health Trends Corp.	8,700	(288,405)
Nektar Therapeutics	11,700	(160,875)
Neuralstem, Inc.	12,400	(9,300)
NewLink Genetics Corp.	5,100	(92,820)
Northwest Biotherapeutics, Inc.	6,500	(9,490)
Novavax, Inc.	200	(1,032)
Ocular Therapeutix, Inc.	800	(7,728)
Ohr Pharmaceutical, Inc.	13,000	(41,730)
Omeros Corp.	2,900	(44,486)
OncoGenex Pharmaceuticals, Inc.	1,000	(684)
OncoMed Pharmaceuticals, Inc.	200	(2,022)
Oncothyreon, Inc.	11,700	(14,859)
Opexa Therapeutics, Inc.	200	(464)
Orexigen Therapeutics, Inc.	37,398	(21,044)
Organovo Holdings, Inc.	91,700	(198,989)
Otonomy, Inc.	300	(4,476)
OXiGENE, Inc.	9,700	(7,703)
Pacira Pharmaceuticals, Inc.	800	(42,384)
Peregrine Pharmaceuticals, Inc.	4,800	(2,018)
Pernix Therapeutics Holdings, Inc.	50,700	(53,235)
Perrigo Co. PLC (b)	65,080	(8,325,684)
Pfizer, Inc. (b)	444,882	(13,186,302)
Pluristem Therapeutics, Inc.	800	(1,288)
Progenics Pharmaceuticals, Inc.	700	(3,052)
Provectus Biopharmaceuticals, Inc. Class A	1,400	(529)
Puma Biotechnology, Inc.	20,600	(605,022)
Raptor Pharmaceutical Corp. (b)	24,600	(113,160)
Regeneron Pharmaceuticals, Inc. (b)	7,620	(2,746,553)
REGENXBIO, Inc.	200	(2,160)
Regulus Therapeutics, Inc.	1,800	(12,474)
Relypsa, Inc.	9,700	(131,435)
Repros Therapeutics, Inc.	17,400	(16,878)
Retrophin, Inc. (b)	4,800	(65,568)
Revance Therapeutics, Inc.	6,000	(104,760)
Rexahn Pharmaceuticals, Inc.	26,600	(8,781)
RXI Pharmaceuticals	6,700	(1,809)
Sage Therapeutics, Inc.	2,700	(86,562)
Sagent Pharmaceuticals, Inc.	500	(6,085)
Sarepta Therapeutics, Inc.	20,200	(394,304)
Seres Therapeutics, Inc. (b)	3,400	(90,304)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Sorrento Therapeutics, Inc.	1,900	$(10,222)
StemCells, Inc.	10,300	(2,684)
Sunesis Pharmaceuticals, Inc.	1,400	(756)
Supernus Pharmaceuticals, Inc.	3,700	(56,425)
Synergy Pharmaceuticals, Inc.	31,800	(87,768)
Synta Pharmaceuticals Corp.	9,000	(2,160)
Synthetic Biologics, Inc.	40,400	(95,344)
Teligent, Inc.	18,200	(89,180)
Tenax Therapeutics, Inc.	1,700	(3,485)
TESARO, Inc.	500	(22,015)
TG Therapeutics, Inc.	11,000	(93,720)
TherapeuticsMD, Inc.	65,300	(417,920)
Tonix Pharmaceuticals Holding Corp.	7,900	(19,039)
Trevena, Inc.	100	(827)
Ultragenyx Pharmaceutical, Inc.	2,600	(164,606)
Valeant Pharmaceuticals International, Inc.	46,800	(1,230,840)
Versartis, Inc.	100	(802)
Vertex Pharmaceuticals, Inc. (b)	20,030	(1,592,185)
Vitae Pharmaceuticals, Inc.	2,500	(16,575)
Vital Therapies, Inc.	3,800	(34,466)
VIVUS, Inc.	57,900	(81,060)
Xencor, Inc.	1,500	(20,130)
Zafgen, Inc.	17,200	(114,896)
ZIOPHARM Oncology, Inc.	105,546	(783,151)
Zogenix, Inc.	7,925	(73,227)

		(64,459,380)

Chemicals — (0.1)%
Albemarle Corp.	13,375	(855,064)
Amyris, Inc.	100	(111)
Balchem Corp.	7,200	(446,544)
Ferro Corp.	10,000	(118,700)
HB Fuller Co.	500	(21,225)
iBio, Inc.	10,800	(6,158)
International Flavors & Fragrances, Inc.	3,100	(352,687)
Kronos Worldwide, Inc.	2,100	(12,012)
Marrone Bio Innovations, Inc.	100	(90)
Mosaic Co. (The)	2,300	(62,100)
Olin Corp.	15,600	(270,972)
Platform Specialty Products Corp.	157,500	(1,354,500)
PolyOne Corp.	100	(3,025)
Rayonier Advanced Materials, Inc.	41,300	(392,350)
Rentech, Inc.	4,390	(9,746)
Sensient Technologies Corp.	400	(25,384)
Tronox Ltd. Class A	64,200	(410,238)
Valspar Corp. (The)	1,900	(203,338)

		(4,544,244)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Commercial Services — (0.2)%
ADT Corp.	140,000	$(5,776,400)
Advisory Board Co. (The)	2,500	(80,625)
Ascent Capital Group, Inc. Class A	2,000	(29,620)
Barrett Business Services, Inc.	200	(5,750)
CEB, Inc.	3,300	(213,609)
FTI Consulting, Inc.	600	(21,306)
H&R Block, Inc.	3,400	(89,828)
Healthcare Services Group, Inc.	1,600	(58,896)
Huron Consulting Group, Inc.	100	(5,819)
InterCloud Systems, Inc.	21,940	(20,843)
LifeLock, Inc.	27,600	(333,132)
On Assignment, Inc.	400	(14,768)
Rollins, Inc.	50	(1,356)
TriNet Group, Inc.	5,900	(84,665)

		(6,736,617)

Construction Materials — (0.0)%
Louisiana-Pacific Corp.	19,600	(335,552)
Martin Marietta Materials, Inc.	30	(4,785)
Trex Co., Inc.	1,300	(62,309)

		(402,646)

Consumer Products — (1.0)%
22nd Century Group, Inc.	1,000	(783)
Alliance One International, Inc.	100	(1,756)
Avon Products, Inc.	293,700	(1,412,697)
B&G Foods, Inc.	2,700	(93,987)
Boston Beer Co., Inc. (The) Class A (b)	2,430	(449,720)
Brown-Forman Corp. Class B (b)	7,250	(713,908)
Campbell Soup Co.	700	(44,653)
Coca-Cola Bottling Co. Consolidated	100	(15,976)
Coca-Cola Co. (The)	50,900	(2,361,251)
Coty, Inc. Class A	51,680	(1,438,254)
Dr Pepper Snapple Group, Inc. (b)	2,300	(205,666)
Elizabeth Arden, Inc.	1,600	(13,104)
Flowers Foods, Inc.	18,400	(339,664)
General Mills, Inc.	88,900	(5,631,815)
Hain Celestial Group, Inc. (b)	5,970	(244,233)
Helen of Troy Ltd.	1,400	(145,166)
Hormel Foods Corp.	149,200	(6,451,408)
Inventure Foods, Inc.	300	(1,695)
Kraft Heinz Co. (The)	174,200	(13,685,152)
Lancaster Colony Corp.	1,700	(187,969)
McCormick & Co., Inc.	22,400	(2,228,352)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
National Beverage Corp.	100	$(4,232)
Procter & Gamble Co.	1,000	(82,310)
Reynolds American, Inc.	78,300	(3,939,273)
Sanderson Farms, Inc.	2,300	(207,414)
Snyder’s-Lance, Inc.	2,800	(88,144)
Tootsie Roll Industries, Inc.	2,575	(89,970)
TreeHouse Foods, Inc.	14,800	(1,283,900)
Universal Corp.	900	(51,129)
WhiteWave Foods Co. (The)	13,100	(532,384)

		(41,945,965)

Consumer Services — (0.0)%
Bright Horizons Family Solutions, Inc.	100	(6,478)
Grand Canyon Education, Inc.	600	(25,644)
ITT Educational Services, Inc.	3,800	(11,742)
Weight Watchers International, Inc.	89,400	(1,298,982)

		(1,342,846)

Containers & Packaging — (0.0)%
3M Co.	100	(16,663)
International Paper Co.	3,900	(160,056)
KapStone Paper and Packaging Corp.	4,800	(66,480)
Packaging Corp. of America	1,600	(96,640)
ZAGG, Inc.	100	(901)

		(340,740)

Design, Manufacturing & Distribution — (0.0)%
Jabil Circuit, Inc.	7,900	(152,233)
Sanmina Corp. (b)	13,890	(324,748)

		(476,981)

Distributors—Consumer Staples — (0.0)%
Calavo Growers, Inc.	100	(5,706)
Core-Mark Holding Co., Inc.	12,600	(1,027,656)
Sysco Corp. (b)	4,500	(210,285)

		(1,243,647)

Distributors—Discretionary — (0.1)%
Fastenal Co.	50,100	(2,454,900)
FTD Cos., Inc.	1,600	(42,000)
Ingram Micro, Inc. Class A	1,200	(43,092)
LKQ Corp.	20,400	(651,372)
Pool Corp.	200	(17,548)
Tech Data Corp. (b)	2,800	(214,956)

		(3,423,868)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Electrical Equipment — (0.1)%
Allied Motion Technologies, Inc.	100	$(1,800)
Badger Meter, Inc.	1,000	(66,510)
Capstone Turbine Corp.	1,585	(2,536)
Cognex Corp.	6,800	(264,860)
Energous Corp.	9,200	(92,920)
Energy Focus, Inc.	5,100	(37,893)
General Cable Corp.	31,500	(384,615)
General Electric Co.	40,400	(1,284,316)
Giga-tronics, Inc.	2,800	(4,088)
Keysight Technologies, Inc.	200	(5,548)
Landauer, Inc.	100	(3,307)
Revolution Lighting Technology, Inc.	860	(4,524)
Roper Industries, Inc. (b)	2,700	(493,479)

		(2,646,396)

Engineering & Construction Services — (0.0)%
AECOM	2,080	(64,043)
Dycom Industries, Inc.	1,800	(116,406)
Installed Building Products, Inc.	200	(5,322)
KBR, Inc.	30,600	(473,688)
Primoris Services Corp.	100	(2,430)
Willbros Group, Inc.	1,100	(2,343)

		(664,232)

Forest & Paper Products — (0.0)%
Neenah Paper, Inc.	200	(12,732)
Schweitzer-Mauduit International, Inc.	100	(3,148)

		(15,880)

Gaming, Lodging & Restaurants — (0.9)%
Brinker International, Inc.	3,800	(174,610)
Cheesecake Factory, Inc.	12,700	(674,243)
Chipotle Mexican Grill, Inc.	32,100	(15,118,137)
Fogo De Chao, Inc.	1,700	(26,537)
Jamba, Inc.	6,700	(82,812)
Las Vegas Sands Corp.	88,900	(4,594,352)
Morgans Hotel Group Co.	900	(1,242)
Norwegian Cruise Line Holdings Ltd.	400	(22,116)
Panera Bread Co. Class A	7,800	(1,597,674)
Papa Murphy’s Holdings, Inc.	400	(4,780)
Pinnacle Entertainment, Inc.	16,200	(568,620)
Rave Restaurant Group, Inc.	500	(2,660)
Scientific Games Corp. Class A	51,800	(488,474)
Wynn Resorts Ltd.	164,100	(15,331,863)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Zoe’s Kitchen, Inc.	18,700	$(729,113)

		(39,417,233)

Hardware — (0.5)%
3D Systems Corp.	69,000	(1,067,430)
ADTRAN, Inc.	800	(16,176)
Aerohive Networks, Inc.	2,800	(13,972)
Apple, Inc.	85,300	(9,296,847)
ARRIS International PLC	8,300	(190,236)
Ciena Corp. (b)	224,600	(4,271,892)
Cisco Systems, Inc. (b)	7,200	(204,984)
Diebold, Inc.	4,300	(124,313)
Digital Ally, Inc.	9,800	(48,510)
ExOne Co.	8,100	(106,434)
Extreme Networks, Inc.	3,800	(11,818)
F5 Networks, Inc. (b)	3,900	(412,815)
FEI Co.	16,200	(1,441,962)
Fitbit, Inc.	22,900	(346,935)
GoPro, Inc. Class A	175,100	(2,094,196)
Identiv, Inc.	1,700	(3,672)
Imax Corp.	7,900	(245,611)
MicroVision, Inc.	19,700	(36,839)
Mitel Networks Corp.	5,278	(43,174)
Neonode, Inc.	6,100	(12,444)
NETGEAR, Inc. (b)	4,700	(189,739)
NetScout Systems, Inc.	900	(20,673)
Nimble Storage, Inc.	15,500	(121,520)
Novatel Wireless, Inc.	8,200	(14,514)
NXT-ID, Inc.	400	(232)
Plantronics, Inc.	600	(23,514)
Quantum Corp.	1,100	(671)
Ruckus Wireless, Inc.	49,400	(484,614)
Silicon Graphics International Corp.	2,100	(14,952)
Turtle Beach Corp.	6,400	(7,296)
Ubiquiti Networks, Inc.	10,700	(355,989)
ViaSat, Inc.	3,400	(249,832)
Violin Memory, Inc.	8,300	(4,334)
Zebra Technologies Corp. Class A	100	(6,900)

		(21,485,040)

Health Care Facilities & Services — (1.2)%
AAC Holdings, Inc.	400	(7,916)
Acadia Healthcare Co., Inc.	8,200	(451,902)
Adeptus Health, Inc. Class A	8,700	(483,198)
Aetna, Inc.	36,549	(4,106,280)
Amsurg Corp.	100	(7,460)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
BioScrip, Inc.	40,000	$(85,600)
Brookdale Senior Living, Inc.	44,891	(712,869)
Charles River Laboratories International, Inc. (b)	2,000	(151,880)
Chemed Corp.	200	(27,076)
DaVita HealthCare Partners, Inc. (b)	101,145	(7,422,020)
Diplomat Pharmacy, Inc.	39,700	(1,087,780)
ExamWorks Group, Inc.	8,500	(251,260)
Express Scripts Holding Co. (b)	178,150	(12,237,124)
Genesis Healthcare, Inc.	500	(1,160)
HealthEquity, Inc.	6,500	(160,355)
Henry Schein, Inc. (b)	65,700	(11,341,791)
ICON PLC (b)	6,900	(518,190)
Kindred Healthcare, Inc.	18,649	(230,315)
MEDNAX, Inc.	79,500	(5,137,290)
Natera, Inc.	300	(2,856)
NeoGenomics, Inc.	100	(674)
Nobilis Health Corp.	1,000	(3,120)
OvaScience, Inc.	9,200	(87,308)
Owens & Minor, Inc.	800	(32,336)
PAREXEL International Corp. (b)	4,900	(307,377)
PRA Health Sciences, Inc. (b)	4,800	(205,248)
Quest Diagnostics, Inc. (b)	7,175	(512,654)
Quintiles Transnational Holdings, Inc. (b)	2,300	(149,730)
Signal Genetics, Inc.	100	(51)
Surgery Partners, Inc.	300	(3,978)
Teladoc, Inc.	800	(7,680)
Tenet Healthcare Corp.	80,100	(2,317,293)
UnitedHealth Group, Inc. (b)	16,710	(2,153,919)

		(50,205,690)

Home & Office Products — (0.4)%
Beazer Homes USA, Inc.	44,100	(384,552)
Century Communities, Inc.	2,700	(46,089)
Green Brick Partners, Inc.	2,300	(17,457)
Hovnanian Enterprises, Inc. Class A	173,700	(270,972)
iRobot Corp.	4,100	(144,730)
KB Home	59,000	(842,520)
LGI Homes, Inc.	12,500	(302,625)
M/I Homes, Inc.	3,200	(59,680)
MDC Holdings, Inc.	33,600	(842,016)
PGT, Inc.	300	(2,952)
PulteGroup, Inc.	4,500	(84,195)
St Joe Co. (The)	2,600	(44,590)
Taylor Morrison Home Corp. Class A	15,400	(217,448)
Tempur Sealy International, Inc.	67,400	(4,097,246)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
TRI Pointe Homes, Inc.	156,300	$(1,841,214)
Whirlpool Corp.	37,100	(6,690,614)
William Lyon Homes Class A	38,700	(560,763)

		(16,449,663)

Industrial Services — (0.1)%
DXP Enterprises, Inc.	1,300	(22,828)
Kaman Corp.	800	(34,152)
United Rentals, Inc. (b)	2,290	(142,415)
WW Grainger, Inc.	14,778	(3,449,629)

		(3,649,024)

Institutional Financial Services — (0.3)%
CBOE Holdings, Inc.	46,000	(3,005,180)
FXCM, Inc. Class A	1,850	(19,869)
Goldman Sachs Group, Inc.	75,400	(11,836,292)
Morgan Stanley	1,500	(37,515)

		(14,898,856)

Insurance — (0.4)%
Ambac Financial Group, Inc.	800	(12,640)
American International Group, Inc.	42,200	(2,280,910)
American National Insurance Co.	100	(11,550)
Assurant, Inc.	600	(46,290)
Berkshire Hathaway, Inc. Class B	24,300	(3,447,684)
CNO Financial Group, Inc.	4,000	(71,680)
Endurance Specialty Holdings Ltd.	25	(1,633)
Everest Re Group Ltd.	13,800	(2,724,534)
HCI Group, Inc.	1,900	(63,270)
MBIA, Inc.	7,700	(68,145)
National General Holdings Corp.	300	(6,477)
RLI Corp.	9,800	(655,228)
Torchmark Corp.	3,649	(197,630)
Travelers Cos., Inc.	51,889	(6,055,965)
Willis Towers Watson PLC	12	(1,424)

		(15,645,060)

Iron & Steel — (0.0)%
AK Steel Holding Corp.	225,800	(932,554)
AM Castle & Co.	1,700	(4,590)
Cliffs Natural Resources, Inc.	242,700	(728,100)
TimkenSteel Corp.	3,800	(34,580)

		(1,699,824)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Leisure Products — (0.1)%
Arctic Cat, Inc.	300	$(5,040)
Brunswick Corp.	38,600	(1,852,028)
Mattel, Inc.	69,500	(2,336,590)
Polaris Industries, Inc.	200	(19,696)
Thor Industries, Inc.	800	(51,016)
Winnebago Industries, Inc.	13,700	(307,565)

		(4,571,935)

Machinery — (0.2)%
Actuant Corp. Class A	900	(22,239)
Caterpillar, Inc. (b)	17,242	(1,319,703)
CIRCOR International, Inc.	300	(13,917)
Colfax Corp. (b)	8,143	(232,808)
Deere & Co.	24,900	(1,917,051)
Dover Corp.	27,300	(1,756,209)
Graco, Inc.	5,800	(486,968)
IDEX Corp.	200	(16,576)
Kennametal, Inc.	8,600	(193,414)
Middleby Corp.	4,100	(437,757)
Milacron Holdings Corp.	10,500	(173,145)
MSA Safety, Inc.	100	(4,835)
NN, Inc.	4,600	(62,928)
Oshkosh Corp.	200	(8,174)
Parker-Hannifin Corp.	5,500	(610,940)
Power Solutions International, Inc.	1,600	(22,080)
Titan International, Inc.	200	(1,076)

		(7,279,820)

Manufactured Goods — (0.0)%
AZZ, Inc.	500	(28,300)
Proto Labs, Inc.	12,900	(994,461)
Timken Co. (The)	200	(6,698)

		(1,029,459)

Media — (0.9)%
Angie’s List, Inc.	50,500	(407,535)
Cablevision Systems Corp. Class A	36,000	(1,188,000)
Charter Communications, Inc. Class A (b)	36,186	(7,325,132)
Covisint Corp.	35	(70)
Cumulus Media, Inc. Class A	25,200	(11,700)
DraftDay Fantasy Sports, Inc.	10,400	(2,496)
DreamWorks Animation SKG, Inc. Class A	17,900	(446,605)
EW Scripps Co. Class A	14,436	(225,057)
Expedia, Inc. (b)	1,000	(107,820)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Groupon, Inc.	200	$(798)
GrubHub, Inc. (b)	47,095	(1,183,497)
Liberty Broadband Corp. Class C	1,300	(75,335)
LinkedIn Corp.	2,600	(297,310)
Lions Gate Entertainment Corp.	14,800	(323,380)
Live Ventures, Inc.	5,800	(8,062)
Media General, Inc.	170,500	(2,780,855)
MeetMe, Inc.	500	(1,420)
Monster Worldwide, Inc.	2,500	(8,150)
Netflix, Inc. (b)	5,700	(582,711)
New Media Investment Group, Inc.	600	(9,984)
Omnicom Group, Inc.	2,600	(216,398)
Pandora Media, Inc. (b)	403,800	(3,614,010)
Quotient Technology, Inc.	3,500	(37,100)
Rocket Fuel, Inc.	28,500	(89,775)
Scholastic Corp.	500	(18,685)
Sirius XM Holdings, Inc. (b)	237,709	(938,951)
Tribune Media Co.	2,600	(99,710)
TripAdvisor, Inc. (b)	5,600	(372,400)
TrueCar, Inc.	12,100	(67,639)
Twitter, Inc.	662,100	(10,957,755)
Walt Disney Co. (b)	26,109	(2,592,885)
World Wrestling Entertainment, Inc. Class A	14,500	(256,070)
Yelp, Inc. (b)	113,800	(2,262,344)
YOU On Demand Holdings, Inc.	1,200	(2,172)
Zillow Group, Inc. Class A	65,023	(1,661,338)

		(38,173,149)

Medical Equipment & Devices — (1.8)%
Abaxis, Inc.	200	(9,078)
Abbott Laboratories (b)	21,700	(907,711)
Accelerate Diagnostics, Inc.	17,000	(244,290)
Accuray, Inc.	7,600	(43,928)
Alere, Inc.	600	(30,366)
Amedica Corp.	1,100	(1,705)
Analogic Corp.	100	(7,901)
Atossa Genetics, Inc.	2,300	(791)
Baxter International, Inc. (b)	313,720	(12,887,617)
Becton Dickinson and Co. (b)	6,700	(1,017,194)
Cepheid	34,200	(1,140,912)
Cerus Corp.	13,700	(81,241)
ConforMIS, Inc.	3,800	(40,850)
Cooper Cos., Inc. (b)	32,110	(4,943,977)
CR Bard, Inc. (b)	1,195	(242,191)
Cynosure, Inc. Class A (b)	10,500	(463,260)
Cytori Therapeutics, Inc.	27,800	(5,924)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
CytoSorbents Corp.	500	$(1,960)
Dentsply Sirona, Inc. (b)	206,255	(12,711,496)
DexCom, Inc.	1,300	(88,283)
EndoChoice Holdings, Inc.	100	(521)
EnteroMedics, Inc.	60	(58)
Exact Sciences Corp.	36,300	(244,662)
Fluidigm Corp.	800	(6,456)
Foundation Medicine, Inc.	21,000	(381,780)
Hansen Medical, Inc.	1,400	(3,654)
Illumina, Inc. (b)	14,680	(2,379,775)
ImmunoCellular Therapeutics Ltd.	2,500	(725)
Intuitive Surgical, Inc. (b)	2,359	(1,417,877)
InVivo Therapeutics Holdings Corp.	2,600	(18,148)
IsoRay, Inc.	19,500	(17,550)
LDR Holding Corp.	2,100	(53,529)
Medtronic PLC	130,103	(9,757,725)
MiMedx Group, Inc.	500	(4,370)
Nanosphere, Inc.	90	(71)
Navidea Biopharmaceuticals, Inc.	500	(472)
Neogen Corp.	200	(10,070)
Nevro Corp. (b)	5,000	(281,300)
Novocure Ltd.	900	(13,032)
Pacific Biosciences of California, Inc.	8,000	(68,000)
Penumbra, Inc.	100	(4,600)
Rockwell Medical, Inc.	32,300	(242,573)
Rosetta Genomics Ltd.	2,900	(3,161)
Second Sight Medical Products, Inc.	28,400	(137,172)
Sequenom, Inc.	1,900	(2,679)
Spectranetics Corp.	10,500	(152,460)
Stereotaxis, Inc.	100	(110)
Stryker Corp. (b)	117,210	(12,575,461)
Sunshine Heart, Inc.	300	(252)
Tandem Diabetes Care, Inc.	200	(1,742)
TearLab Corp.	700	(441)
TransEnterix, Inc.	29,200	(124,100)
Trovagene, Inc.	4,200	(19,530)
Unilife Corp.	9,900	(6,732)
Varian Medical Systems, Inc. (b)	158,649	(12,695,093)
West Pharmaceutical Services, Inc.	1,100	(76,252)
Zimmer Holdings, Inc. (b)	7,475	(797,059)

		(76,369,867)

Metals & Mining — (0.1)%
Coeur Mining, Inc.	264	(1,484)
Compass Minerals International, Inc.	16,600	(1,176,276)
Gold Resource Corp.	100	(233)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Hecla Mining Co.	10,000	$(27,800)
Kaiser Aluminum Corp.	300	(25,362)
Tahoe Resources, Inc.	62,900	(630,887)
Ur-Energy, Inc.	200	(100)
Uranium Energy Corp.	56,600	(42,337)
US Silica Holdings, Inc.	59,900	(1,360,928)

		(3,265,407)

Oil, Gas & Coal — (0.4)%
Abraxas Petroleum Corp.	100	(101)
Alon USA Energy, Inc.	58,200	(600,624)
Approach Resources, Inc.	8,800	(10,208)
Basic Energy Services, Inc.	31,200	(86,112)
Bonanza Creek Energy, Inc.	100	(159)
C&J Energy Services Ltd.	24,200	(34,122)
Callon Petroleum Co.	200	(1,770)
CARBO Ceramics, Inc.	16,800	(238,560)
Carrizo Oil & Gas, Inc.	100	(3,092)
Cheniere Energy, Inc.	73,100	(2,472,973)
Clayton Williams Energy, Inc.	2,600	(23,192)
Clean Energy Fuels Corp.	27,900	(81,747)
Cloud Peak Energy, Inc.	3,800	(7,410)
Cobalt International Energy, Inc.	93,500	(277,695)
Comstock Resources, Inc.	8,400	(6,430)
Core Laboratories NV	3,700	(415,917)
Eclipse Resources Corp.	14,100	(20,304)
Enbridge Energy Management LLC	4,749	(85,245)
Energy XXI Ltd.	87,200	(54,317)
EnLink Midstream LLC	4,700	(52,875)
EOG Resources, Inc.	800	(58,064)
Erin Energy Corp.	700	(1,316)
EXCO Resources, Inc.	127,000	(125,616)
Exxon Mobil Corp.	62,200	(5,199,298)
Fairmount Santrol Holdings, Inc.	24,700	(61,997)
Flotek Industries, Inc.	82,800	(606,924)
Gastar Exploration, Inc.	10,100	(11,110)
Geospace Technologies Corp.	700	(8,638)
Gulfmark Offshore, Inc. Class A	12,500	(77,125)
Halcon Resources Corp.	10,960	(10,534)
Harvest Natural Resources, Inc.	2,500	(1,507)
HollyFrontier Corp.	2,800	(98,896)
Jones Energy, Inc.	15,300	(50,949)
Key Energy Services, Inc.	45,200	(16,697)
Kinder Morgan, Inc.	3,932	(70,225)
Kosmos Energy Ltd.	32,200	(187,404)
Laredo Petroleum, Inc.	1,700	(13,481)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
LinnCo LLC	14,900	$(5,327)
Matador Resources Co.	7,600	(144,096)
National Oilwell Varco, Inc.	4,600	(143,060)
Northern Oil and Gas, Inc.	66,700	(266,133)
Occidental Petroleum Corp.	32,600	(2,230,818)
ONEOK, Inc.	35,200	(1,051,072)
Pacific Drilling SA	18,300	(8,967)
Par Pacific Holdings, Inc.	600	(11,256)
PetroQuest Energy, Inc.	1,900	(1,151)
Resolute Energy Corp.	500	(255)
Rex Energy Corp.	19,300	(14,828)
Ring Energy, Inc.	400	(2,020)
RPC, Inc.	11,500	(163,070)
Sanchez Energy Corp.	92,200	(506,178)
Seventy Seven Energy, Inc.	30,300	(17,577)
Synergy Resources Corp.	38,200	(296,814)
Targa Resources Corp.	46,200	(1,379,532)
Thermon Group Holdings, Inc.	1,300	(22,828)
Tidewater, Inc.	31,900	(217,877)
Triangle Petroleum Corp.	40,400	(21,909)
W&T Offshore, Inc.	76,800	(168,192)
Warren Resources, Inc.	1,600	(273)
Westmoreland Coal Co.	33,700	(242,977)
WPX Energy, Inc.	3,300	(23,067)

		(18,011,911)

Real Estate — (0.8)%
American Homes 4 Rent	60,300	(958,770)
Apple Hospitality REIT, Inc.	3,300	(65,373)
Ashford Hospitality Trust, Inc.	47,800	(304,964)
AvalonBay Communities, Inc.	9,100	(1,730,820)
Bluerock Residential Growth REIT, Inc.	7,200	(78,336)
Boston Properties, Inc.	3,200	(406,656)
Camden Property Trust	4,600	(386,814)
Chatham Lodging Trust	1,900	(40,717)
Columbia Property Trust, Inc.	19,900	(437,601)
Communications Sales & Leasing, Inc.	7,700	(171,325)
Corporate Office Properties Trust	5,700	(149,568)
CyrusOne, Inc.	30,200	(1,378,630)
DCT Industrial Trust, Inc.	200	(7,894)
Douglas Emmett, Inc.	24,300	(731,673)
Duke Realty Corp.	3,600	(81,144)
Education Realty Trust, Inc.	30,666	(1,275,706)
Extra Space Storage, Inc.	24,087	(2,251,171)
Farmland Partners, Inc.	2,700	(28,971)
Global Net Lease, Inc.	7,500	(64,200)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Government Properties Income Trust	50,900	$(908,565)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,400	(46,128)
Healthcare Realty Trust, Inc.	26,600	(821,674)
Hersha Hospitality Trust	8,100	(172,854)
Highwoods Properties, Inc.	29,700	(1,419,957)
Host Hotels & Resorts, Inc.	22,700	(379,090)
iStar, Inc.	4,600	(44,436)
Kennedy-Wilson Holdings, Inc.	2,600	(56,940)
LaSalle Hotel Properties	32,800	(830,168)
Medical Properties Trust, Inc.	35,500	(460,790)
Mid-America Apartment Communities, Inc.	5,100	(521,271)
New Senior Investment Group, Inc.	63,101	(649,940)
New York REIT, Inc.	11,900	(120,190)
NorthStar Realty Finance Corp.	351,550	(4,612,336)
Omega Healthcare Investors, Inc.	40	(1,412)
Parkway Properties Inc/Md	15,200	(238,032)
Pennsylvania REIT	10,400	(227,240)
Physicians Realty Trust	38,700	(719,046)
Piedmont Office Realty Trust, Inc. Class A	15,900	(322,929)
Public Storage	20,188	(5,568,456)
RE/MAX Holdings, Inc. Class A	1,377	(47,231)
Realty Income Corp.	18,800	(1,175,188)
Regency Centers Corp.	15,500	(1,160,175)
STAG Industrial, Inc.	35,300	(718,708)
STORE Capital Corp.	7,000	(181,160)
Sunstone Hotel Investors, Inc.	7,867	(110,138)
Tier REIT, Inc.	100	(1,344)
Ventas, Inc.	100	(6,296)
Vereit, Inc. REIT	304,800	(2,703,576)
Welltower, Inc.	200	(13,868)
Weyerhaeuser Co.	20	(620)

		(34,790,091)

Recreation Facilities & Services — (0.0)%
Carmike Cinemas, Inc.	300	(9,012)
Live Nation Entertainment, Inc. (b)	5,510	(122,928)
Vail Resorts, Inc.	200	(26,740)

		(158,680)

Renewable Energy — (0.2)%
Enphase Energy, Inc.	14,500	(33,785)
FuelCell Energy, Inc.	12,158	(82,310)
Gevo, Inc.	31,106	(8,398)
Green Plains, Inc.	10,400	(165,984)
Pacific Ethanol, Inc.	7,500	(35,100)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Plug Power, Inc.	227,500	$(466,375)
Real Goods Solar, Inc. Class A	100	(72)
REX American Resources Corp.	1,500	(83,205)
Silver Spring Networks, Inc.	5,000	(73,750)
SolarCity Corp.	211,400	(5,196,212)
SolarEdge Technologies, Inc.	2,200	(55,308)
Solazyme, Inc.	8,000	(16,240)
SunEdison, Inc.	679,700	(367,174)
Sunrun, Inc.	1,700	(11,016)
Sunworks, Inc.	3,100	(8,587)
TerraForm Global, Inc. Class A	2,300	(5,474)
Vivint Solar, Inc.	20,800	(55,120)

		(6,664,110)

Retail—Consumer Staples — (0.6)%
Casey’s General Stores, Inc.	1,100	(124,652)
Dollar General Corp.	15,600	(1,335,360)
Dollar Tree, Inc.	21,400	(1,764,644)
Fairway Group Holdings Corp.	3,900	(1,366)
Five Below, Inc.	11,600	(479,544)
Fresh Market, Inc.	5,500	(156,915)
Natural Grocers by Vitamin Cottage, Inc.	100	(2,127)
PriceSmart, Inc.	900	(76,122)
Target Corp.	59,900	(4,928,572)
Wal-Mart Stores, Inc. (b)	225,720	(15,459,563)
Whole Foods Market, Inc. (b)	3,030	(94,263)

		(24,423,128)

Retail—Discretionary — (1.5)%
Abercrombie & Fitch Co. Class A	105,100	(3,314,854)
Advance Auto Parts, Inc.	64,800	(10,390,032)
Aeropostale, Inc.	3,200	(635)
Ascena Retail Group, Inc.	63,300	(700,098)
Barnes & Noble, Inc.	20,100	(248,436)
bebe stores, Inc.	4,800	(2,639)
Bed Bath & Beyond, Inc.	47,800	(2,372,792)
Bon-Ton Stores, Inc.	9,000	(20,430)
Boot Barn Holdings, Inc.	14,000	(131,600)
Buckle, Inc.	24,700	(836,589)
Build-A-Bear Workshop, Inc.	1,800	(23,382)
Burlington Stores, Inc.	21,400	(1,203,536)
Cabela’s, Inc.	53,100	(2,585,439)
CarMax, Inc.	10,600	(541,660)
Cato Corp. Class A	1,900	(73,245)
Chico’s FAS, Inc.	77,900	(1,033,733)
Children’s Place, Inc.	17,700	(1,477,419)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Coach, Inc.	164,100	$(6,578,769)
Conn’s, Inc.	18,700	(233,002)
Container Store Group, Inc.	4,900	(28,763)
Dick’s Sporting Goods, Inc.	1,500	(70,125)
DSW, Inc. Class A	117,600	(3,250,464)
eBay, Inc. (b)	6,000	(143,160)
Finish Line, Inc. Class A	20,000	(422,000)
Foot Locker, Inc.	31,600	(2,038,200)
Francesca’s Holdings Corp.	8,200	(157,112)
Freshpet, Inc.	5,400	(39,582)
GameStop Corp. Class A	400	(12,692)
Gap, Inc.	241,100	(7,088,340)
Guess?, Inc.	95,100	(1,785,027)
Hibbett Sports, Inc. (b)	15,625	(560,938)
JC Penney Co., Inc.	43,900	(485,534)
Kohl’s Corp. (b)	55,805	(2,601,071)
Lithia Motors, Inc. Class A	13,200	(1,152,756)
Lumber Liquidators Holdings, Inc.	19,500	(255,840)
Macy’s, Inc.	30,400	(1,340,336)
Monro Muffler Brake, Inc.	9,300	(664,671)
Net Element International, Inc.	9,900	(3,136)
Outerwall, Inc.	300	(11,097)
Overstock.com, Inc.	200	(2,876)
Pacific Sunwear of California, Inc.	900	(113)
Party City Holdco, Inc.	800	(12,032)
Pier 1 Imports, Inc.	102,200	(716,422)
Ross Stores, Inc.	44,300	(2,564,970)
Rush Enterprises, Inc. Class A	1,000	(18,240)
Sears Holdings Corp.	54,200	(829,802)
Select Comfort Corp.	200	(3,878)
Sonic Automotive, Inc. Class A (b)	6,100	(112,728)
Stage Stores, Inc.	9,900	(79,794)
Tailored Brands, Inc.	62,700	(1,122,330)
Tiffany & Co. (b)	9,890	(725,728)
TJX Cos., Inc.	24,000	(1,880,400)
Tractor Supply Co.	41,900	(3,790,274)
Wayfair, Inc. Class A	11,000	(475,420)
Williams-Sonoma, Inc. (b)	2,715	(148,619)
Zumiez, Inc.	2,600	(51,792)

		(66,414,552)

Semiconductors — (0.3)%
Advanced Micro Devices, Inc.	438,400	(1,249,440)
Ambarella, Inc.	62,700	(2,802,690)
Analog Devices, Inc. (b)	11,725	(694,003)
Applied Materials, Inc. (b)	13,410	(284,024)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Applied Optoelectronics, Inc.	6,600	$(98,406)
Cypress Semiconductor Corp.	270,935	(2,346,297)
IPG Photonics Corp. (b)	7,555	(725,884)
MaxLinear, Inc. Class A	40	(740)
Microchip Technology, Inc.	46,376	(2,235,323)
Microsemi Corp.	55,400	(2,122,374)
Monolithic Power Systems, Inc.	4,700	(299,108)
Pixelworks, Inc.	10,500	(22,995)
Power Integrations, Inc.	300	(14,898)
Qorvo, Inc.	23	(1,160)
QuickLogic Corp.	5,000	(5,300)
Rambus, Inc.	800	(11,000)
Rubicon Technology, Inc.	900	(657)
Synaptics, Inc.	3,200	(255,168)

		(13,169,467)

Software — (0.6)%
2U, Inc.	35,500	(802,300)
ACI Worldwide, Inc.	2,500	(51,975)
Adobe Systems, Inc. (b)	1,300	(121,940)
Allscripts Healthcare Solutions, Inc. (b)	41,400	(546,894)
Amber Road, Inc.	2,400	(12,984)
ANSYS, Inc.	5,300	(474,138)
Appfolio, Inc.	100	(1,224)
Aspen Technology, Inc.	17,400	(628,662)
athenahealth, Inc.	800	(111,024)
Autodesk, Inc. (b)	2,000	(116,620)
Avid Technology, Inc.	2,900	(19,604)
Barracuda Networks, Inc.	5,000	(77,000)
Benefitfocus, Inc.	6,300	(210,105)
Black Knight Financial Services, Inc. Class A	800	(24,824)
CA, Inc. (b)	22,290	(686,309)
Callidus Software, Inc.	5,200	(86,736)
Castlight Health, Inc. Class B	20,100	(66,933)
Cerner Corp.	77,200	(4,088,512)
Cornerstone OnDemand, Inc. (b)	5,900	(193,343)
Datawatch Corp.	800	(3,960)
Demandware, Inc.	22,300	(871,930)
Digital Turbine, Inc.	3,100	(3,689)
Envestnet, Inc.	13,700	(372,640)
FireEye, Inc. (b)	130,200	(2,342,298)
FleetMatics Group PLC	11,500	(468,165)
Glu Mobile, Inc.	95,200	(268,464)
Guidance Software, Inc.	200	(860)
Guidewire Software, Inc. (b)	7,400	(403,152)
Hortonworks, Inc.	3,000	(33,900)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
HubSpot, Inc. (b)	6,200	$(270,444)
Imperva, Inc.	10,600	(535,300)
inContact, Inc.	1,000	(8,890)
Intuit, Inc. (b)	1,200	(124,812)
LogMeIn, Inc. (b)	3,400	(171,564)
Marketo, Inc. (b)	5,300	(103,721)
MobileIron, Inc.	2,600	(11,752)
NetSuite, Inc. (b)	1,800	(123,282)
New Relic, Inc. (b)	7,600	(198,208)
Opower, Inc.	7,600	(51,756)
Oracle Corp. (b)	17,585	(719,402)
Palo Alto Networks, Inc. (b)	11,900	(1,941,366)
Paycom Software, Inc.	24,000	(854,400)
Paylocity Holding Corp.	3,800	(124,412)
Press Ganey Holdings, Inc.	1,300	(39,104)
Proofpoint, Inc.	14,600	(785,188)
PROS Holdings, Inc. (b)	41,615	(490,641)
Q2 Holdings, Inc.	2,100	(50,484)
Qualys, Inc.	2,500	(63,275)
Rapid7, Inc.	5,700	(74,499)
Rosetta Stone, Inc.	1,400	(9,394)
salesforce.com, Inc.	6,200	(457,746)
ServiceNow, Inc. (b)	4,900	(299,782)
Splunk, Inc. (b)	24,700	(1,208,571)
Tableau Software, Inc. Class A (b)	2,600	(119,262)
Textura Corp.	2,800	(52,164)
TubeMogul, Inc.	11,300	(146,222)
Tyler Technologies, Inc.	7,500	(964,575)
Varonis Systems, Inc.	400	(7,300)
Veeva Systems, Inc. Class A	21,900	(548,376)
VirnetX Holding Corp.	35,700	(163,863)
VMware, Inc. Class A (b)	581	(30,392)
Vringo, Inc.	4,150	(6,806)
Workday, Inc. Class A (b)	7,870	(604,731)

		(24,451,869)

Specialty Finance — (0.5)%
Alliance Data Systems Corp.	45	(9,900)
Ally Financial, Inc.	284,600	(5,327,712)
Altisource Portfolio Solutions SA	17,000	(410,550)
American Express Co.	6,400	(392,960)
Apollo Residential Mortgage, Inc.	23,100	(310,002)
Ares Commercial Real Estate Corp.	1,400	(15,330)
Arlington Asset Investment Corp. Class A	10,800	(135,324)
ARMOUR Residential REIT, Inc.	55,762	(1,200,556)
Cardtronics, Inc.	12,700	(457,073)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
CIT Group, Inc.	300	$(9,309)
Encore Capital Group, Inc.	17,500	(450,450)
Euronet Worldwide, Inc.	1,400	(103,754)
Everi Holdings, Inc.	4,100	(9,389)
Flagstar Bancorp, Inc.	900	(19,314)
FNFV Group	33	(358)
GATX Corp.	2,100	(99,750)
HomeStreet, Inc.	300	(6,243)
Impac Mortgage Holdings, Inc.	300	(4,161)
Invesco Mortgage Capital, Inc.	109,867	(1,338,180)
Jack Henry & Associates, Inc.	32,900	(2,782,353)
JAVELIN Mortgage Investment Corp.	4,500	(32,310)
JG Wentworth Co. Class A	2,400	(2,928)
LendingClub Corp.	265,100	(2,200,330)
Nationstar Mortgage Holdings, Inc.	103,400	(1,023,660)
New Residential Investment Corp.	300	(3,489)
New York Mortgage Trust, Inc.	15,700	(74,418)
Ocwen Financial Corp.	194,700	(480,909)
Orchid Island Capital, Inc.	27,500	(285,175)
PayPal Holdings, Inc. (b)	2,600	(100,360)
PennyMac Mortgage Investment Trust	800	(10,912)
PHH Corp.	19,000	(238,260)
PRA Group, Inc.	700	(20,573)
RAIT Financial Trust	56,000	(175,840)
Resource Capital Corp. REIT	20,300	(228,375)
Santander Consumer USA Holdings, Inc.	27,300	(286,377)
SLM Corp.	50,400	(320,544)
Stonegate Mortgage Corp.	1,200	(6,888)
Walter Investment Management Corp.	27,600	(210,864)
Western Asset Mortgage Capital Corp.	56,700	(569,835)

		(19,354,715)

Technology Services — (0.5)%
Booz Allen Hamilton Holding Corp.	1,100	(33,308)
Bottomline Technologies de, Inc.	1,000	(30,490)
Computer Sciences Corp.	13,900	(478,021)
comScore, Inc.	1,470	(44,159)
CoStar Group, Inc.	1,800	(338,706)
DST Systems, Inc.	1,100	(124,047)
Endurance International Group Holdings, Inc.	300	(3,159)
EPAM Systems, Inc.	4,600	(343,482)
FactSet Research Systems, Inc.	2,100	(318,213)
Fair Isaac Corp.	19,100	(2,026,319)
Gartner, Inc.	8,600	(768,410)
IMS Health Holdings, Inc. (b)	66,370	(1,762,123)
International Business Machines Corp. (b)	29,700	(4,498,065)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Luxoft Holding, Inc.	2,100	$(115,563)
MarketAxess Holdings, Inc.	10,700	(1,335,681)
MAXIMUS, Inc.	21,300	(1,121,232)
Medidata Solutions, Inc.	4,700	(181,937)
Morningstar, Inc.	100	(8,827)
Spherix, Inc.	26	(47)
Thomson Reuters Corp.	53,200	(2,153,536)
Unisys Corp.	400	(3,080)
Verisk Analytics, Inc. Class A	55,000	(4,395,600)

		(20,084,005)

Telecommunications — (0.1)%
AT&T, Inc.	80,219	(3,142,178)
Global Eagle Entertainment, Inc.	2,900	(24,708)
Globalstar, Inc.	162,100	(238,287)
Gogo, Inc.	7,100	(78,171)
GTT Communications, Inc.	3,400	(56,236)
HC2 Holdings, Inc.	600	(2,292)
Intelsat SA	1,000	(2,520)
Iridium Communications, Inc.	9,900	(77,913)
RingCentral, Inc. Class A (b)	6,700	(105,525)
Sprint Corp.	204,500	(711,660)
Straight Path Communications, Inc.	11,600	(359,948)
Verizon Communications, Inc.	11,800	(638,144)
Voltari Corp.	4,800	(18,912)
WidePoint Corp.	1,300	(780)
Windstream Holdings, Inc.	42,100	(323,328)

		(5,780,602)

Transportation & Logistics — (0.1)%
DHT Holdings, Inc.	25,200	(145,152)
Dorian LPG Ltd.	9,200	(86,480)
Eagle Bulk Shipping, Inc.	1,200	(432)
Echo Global Logistics, Inc.	1,000	(27,160)
Forward Air Corp.	500	(22,660)
Knight Transportation, Inc.	8,900	(232,735)
Macquarie Infrastructure Co. LLC	15,100	(1,018,344)
Nordic American Tankers Ltd.	102,500	(1,444,225)
Odyssey Marine Exploration, Inc.	66	(448)
Scorpio Bulkers, Inc.	7,300	(23,944)
Union Pacific Corp.	1,200	(95,460)
XPO Logistics, Inc.	65,200	(2,001,640)

		(5,098,680)

Transportation Equipment — (0.0)%
Clean Diesel Technologies, Inc.	11,800	(8,496)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Cummins, Inc. (b)	1,665	$(183,050)
Navistar International Corp.	118,300	(1,481,116)
Wabash National Corp.	100	(1,320)

		(1,673,982)

Utilities — (0.8)%
Alliant Energy Corp.	36,100	(2,681,508)
Ameren Corp.	4,200	(210,420)
American States Water Co., Inc.	3,400	(133,824)
American Water Works Co., Inc.	38,400	(2,646,912)
Aqua America, Inc.	28,100	(894,142)
Atlantic Power Corp.	34,900	(85,854)
California Water Service Group	100	(2,672)
Calpine Corp.	100	(1,517)
CenterPoint Energy, Inc.	52,300	(1,094,116)
Consolidated Edison, Inc.	11,100	(850,482)
Duke Energy Corp.	13,600	(1,097,248)
Dynegy, Inc.	112,800	(1,620,936)
Genie Energy Ltd. Class B	2,000	(15,220)
Great Plains Energy, Inc.	86,300	(2,783,175)
IDACORP, Inc.	2,900	(216,311)
Laclede Group, Inc.	16,100	(1,090,775)
MGE Energy, Inc.	200	(10,450)
New Jersey Resources Corp.	1,300	(47,359)
NextEra Energy, Inc.	20,000	(2,366,800)
NiSource, Inc.	7,200	(169,632)
NorthWestern Corp.	21,600	(1,333,800)
NRG Energy, Inc.	98,700	(1,284,087)
ONE Gas, Inc.	3,700	(226,070)
Pattern Energy Group, Inc.	72,500	(1,382,575)
PNM Resources, Inc.	26,900	(907,068)
Portland General Electric Co.	20,900	(825,341)
Questar Corp.	20,500	(508,400)
SCANA Corp.	1,200	(84,180)
South Jersey Industries, Inc.	2,400	(68,280)
Southern Co.	500	(25,865)
Southwest Gas Corp.	5,800	(381,930)
TerraForm Power, Inc.	22,200	(192,030)
WEC Energy Group, Inc.	126,371	(7,591,106)
Westar Energy, Inc.	3,500	(173,635)
WGL Holdings, Inc.	1,000	(72,370)
Xcel Energy, Inc.	4,700	(196,554)

		(33,272,644)

Waste & Environmental Services & Equipment — (0.1)%
Cantel Medical Corp.	2,800	(199,808)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Energy Recovery, Inc.	4,600	$(47,564)
MagneGas Corp.	9,600	(9,984)
Stericycle, Inc. (b)	36,550	(4,612,245)
US Ecology, Inc.	100	(4,416)
Vertex Energy, Inc.	600	(1,170)
		(4,875,187)

Total United States		(764,569,062)

TOTAL COMMON STOCK (PROCEEDS $912,851,999)		(895,703,915)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — (0.1)%
Canada — (0.0)%
Aerospace & Defense — (0.0)%
Bombardier, Inc. (b),(e)	$452,000	(348,040)

Total Canada		(348,040)

United States — (0.1)%
Cable & Satellite — (0.0)%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.88%, 04/01/24 (b),(e)	361,000	(379,953)

Department Store — (0.0)%
Macy’s Retail Holdings, Inc., 6.38%, 03/15/37 (b)	316,000	(312,811)

Exploration & Production — (0.0)%
Carrizo Oil & Gas, Inc., 7.50%, 09/15/20 (b)	121,000	(114,042)

Medical Equipment & Devices Manufacturing — (0.0)%
Crimson Merger Sub, Inc., 6.63%, 05/15/22 (b),(e)	181,000	(137,560)

Semiconductors — (0.0)%
Amkor Technology, Inc., 6.38%, 10/01/22 (b)	361,000	(345,658)

Software & Services — (0.1)%
Italics Merger Sub, Inc., 7.13%, 07/15/23 (b),(e)	497,000	(484,575)

Total United States		(1,774,599)

TOTAL CORPORATE BONDS & NOTES (PROCEEDS $1,960,730)		(2,122,639)

Security Description	Shares	Value
EXCHANGE-TRADED FUNDS — (4.8)%
Consumer Discretionary Select Sector SPDR Fund	346,334	(27,377,703)
Consumer Staples Select Sector SPDR Fund	264,246	(14,018,250)
Financial Select Sector SPDR Fund	369,817	(8,324,581)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Security Description	Shares	Value
Health Care Select Sector SPDR Fund (b)	296,609	$(20,104,158)
iShares iBoxx $ Investment Grade Corporate Bond ETF	18,294	(2,173,693)
iShares Nasdaq Biotechnology ETF (b)	162,329	(42,337,027)
iShares Russell 1000 Growth ETF (b)	57,526	(5,739,944)
iShares Russell 2000 ETF (b)	107,665	(11,909,902)
iShares U.S. Healthcare ETF (b)	35,600	(5,003,580)
iShares U.S. Healthcare Providers ETF (b)	26,505	(3,233,080)
iShares US Real Estate ETF	226,069	(17,601,732)
SPDR S&P 500 ETF Trust (b)	103,182	(21,210,092)
SPDR S&P Biotech ETF (b)	109,390	(5,651,087)
SPDR S&P Regional Banking ETF	250,043	(9,411,619)
Vanguard FTSE Developed Markets ETF	349,194	(12,522,097)

TOTAL EXCHANGE-TRADED FUNDS (PROCEEDS $206,578,154)		(206,618,545)

TOTAL SECURITIES SOLD SHORT — (25.8)% (PROCEEDS $1,121,390,883)		$(1,104,445,099)

Footnote Legend:

(a)	Non-income producing.
(b)	Security is held by a consolidated wholly-owned subsidiary of Blackstone Alternative Multi-Strategy Fund.
(c)	All or a portion of this security is pledged as collateral for derivative financial instruments.
(d)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers. In addition, “Other Assets” may include pending sales that are also on loan.
(e)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.
(f)	Variable/floating interest rate security. Rate presented is as of March 31, 2016.
(g)	Security considered illiquid.
(h)	All or a portion of this security is pledged as collateral in connection with reverse repurchase agreements.
(i)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest.
(j)	Security is perpetual in nature and has no stated maturity.
(k)	Represents a step-up bond. Coupon rate increases in increments to maturity. Rate presented is as of March 31, 2016. Maturity date presented is the ultimate maturity.
(l)	When issued or delayed delivery security.
(m)	Rate disclosed, the 7 day net yield, is as of March 31, 2016.
(n)	Non-interest bearing bond.
(o)	The cost of investments for federal tax purposes amounts to $4,363,296,624.
(p)	Assets, other than investments in securities, less liabilities other than securities sold short.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Options Written Contracts Outstanding at March 31, 2016

	Strike	Expiration Date	Contracts	Premium Received	Market Value	Unrealized Appreciation (Depreciation)

Exchange-Traded Call Options Written
Apple, Inc.	115.00 USD	05/20/16	2,694	$(314,140)	$(441,816)	$(127,676)
Imperial Brands PLC	39.00 GBP	05/20/16	37	(42,522)	(62,175)	(19,653)
Netflix, Inc.	120.00 USD	04/22/16	55	(10,118)	(8,800)	1,318

				$(366,780)	$(512,791)	$(146,011)

Exchange-Traded Put Options Written
Apple, Inc.	100.00 USD	05/20/16	1,347	$(262,884)	$(184,539)	$78,345
Comerica, Inc.	40.00 USD	04/15/16	229	(27,699)	(62,975)	(35,276)
DAX Index	9,100.00 EUR	04/15/16	643	(391,986)	(54,143)	337,843
DAX Index	8,900.00 EUR	06/17/16	669	(496,425)	(430,109)	66,316
Imperial Brands PLC	36.00 GBP	05/20/16	37	(45,713)	(21,257)	24,456
iShares Russell 2000 ETF	92.00 USD	06/30/16	428	(23,094)	(22,684)	410
Netflix, Inc.	80.00 USD	04/22/16	55	(6,488)	(5,225)	1,263
S&P 500 Index	1,675.00 USD	04/15/16	93	(203,387)	(1,395)	201,992
Vodafone Group PLC	1.90 GBP	09/16/16	2,062	(242,671)	(140,673)	101,998

				$(1,700,347)	$(923,000)	$777,347

	Counterparty	Strike	Expiration Date	Contracts	Premium Received	Market Value	Unrealized Appreciation (Depreciation)

OTC Put Options Written
Financial Select Sector SPDR	Morgan Stanley & Co. International plc	16.75 USD	08/17/16	485,100	$(101,673)	$(10,254)	$91,419
SPDR S&P 500 ETF Trust	Morgan Stanley & Co. International plc	190.00 USD	05/20/16	220,600	(176,480)	(189,908)	(13,428)

					$(278,153)	$(200,162)	$77,991

Total Options Written Outstanding					$(2,345,280)	$(1,635,953)	$709,327

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Reverse Repurchase Agreements Outstanding at March 31, 2016

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
BNP Paribas Securities Corp.	1.89%	03/04/16	04/04/16	$4,134,000	$4,140,063
BNP Paribas Securities Corp.	2.23%	03/09/16	04/11/16	3,829,000	3,834,467
BNP Paribas Securities Corp.	2.24%	03/04/16	04/04/16	960,000	961,669
Credit Suisse Securities (USA) LLC	2.12%	02/04/16	05/04/16	927,000	930,110
Credit Suisse Securities (USA) LLC	2.37%	02/16/16	05/12/16	4,824,000	4,838,280
Credit Suisse Securities (USA) LLC	2.37%	02/16/16	05/12/16	11,478,000	11,511,978
Credit Suisse Securities (USA) LLC	2.37%	02/16/16	05/12/16	5,112,000	5,127,133
Credit Suisse Securities (USA) LLC	2.39%	03/31/16	05/27/16	1,119,000	1,119,074
Credit Suisse Securities (USA) LLC	2.47%	02/04/16	04/20/16	1,888,000	1,895,381
Credit Suisse Securities (USA) LLC	2.47%	01/22/16	04/21/16	4,154,000	4,173,961
Credit Suisse Securities (USA) LLC	2.47%	01/22/16	04/21/16	2,709,000	2,722,018
Credit Suisse Securities (USA) LLC	2.47%	01/20/16	04/20/16	1,221,000	1,227,041
Credit Suisse Securities (USA) LLC	2.47%	01/20/16	04/20/16	1,352,000	1,358,689
Credit Suisse Securities (USA) LLC	2.47%	01/20/16	04/20/16	188,000	188,930
Credit Suisse Securities (USA) LLC	2.47%	01/20/16	04/20/16	653,000	656,231
Credit Suisse Securities (USA) LLC	2.47%	01/20/16	04/20/16	1,455,000	1,462,199
Credit Suisse Securities (USA) LLC	2.47%	01/20/16	04/20/16	952,000	956,710
Credit Suisse Securities (USA) LLC	2.47%	01/20/16	04/20/16	493,000	495,439
Credit Suisse Securities (USA) LLC	2.47%	01/20/16	04/20/16	1,295,000	1,301,407
Credit Suisse Securities (USA) LLC	2.47%	01/20/16	04/20/16	348,000	349,722
Credit Suisse Securities (USA) LLC	2.47%	03/24/16	04/20/16	1,930,000	1,931,061
Credit Suisse Securities (USA) LLC	2.48%	03/15/16	06/13/16	2,340,000	2,342,745
Credit Suisse Securities (USA) LLC	2.49%	03/01/16	05/27/16	625,000	626,337
Credit Suisse Securities (USA) LLC	2.49%	03/16/16	06/14/16	7,208,000	7,215,975
Credit Suisse Securities (USA) LLC	2.58%	03/15/16	06/13/16	577,000	577,704
JPMorgan Chase Bank, N.A.	2.12%	02/18/16	05/16/16	1,320,000	1,323,340
JPMorgan Chase Bank, N.A.	2.12%	02/18/16	05/16/16	2,793,000	2,800,066
JPMorgan Chase Bank, N.A.	2.12%	03/21/16	05/16/16	2,461,000	2,462,593
JPMorgan Chase Bank, N.A.	2.13%	03/18/16	04/15/16	1,557,000	1,558,291
JPMorgan Chase Bank, N.A.	2.13%	03/30/16	04/28/16	826,000	826,098
JPMorgan Chase Bank, N.A.	2.21%	03/31/16	05/27/16	3,531,000	3,531,217
JPMorgan Chase Bank, N.A.	2.32%	03/08/16	05/16/16	4,620,000	4,627,140
JPMorgan Chase Bank, N.A.	2.32%	01/21/16	04/20/16	1,366,000	1,372,254
JPMorgan Chase Bank, N.A.	2.32%	01/21/16	04/20/16	2,992,000	3,005,698
JPMorgan Chase Bank, N.A.	2.34%	02/29/16	05/27/16	1,569,000	1,572,257
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.13%	03/28/16	04/28/16	966,000	966,229
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.13%	03/21/16	04/21/16	283,000	283,184
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.14%	03/16/16	04/18/16	433,000	433,412
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.14%	03/16/16	04/18/16	1,414,000	1,415,345
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.17%	01/29/16	04/15/16	1,431,000	1,436,434
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.18%	03/28/16	04/28/16	1,478,000	1,478,358
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.18%	03/28/16	04/28/16	191,000	191,046
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.22%	01/29/16	04/15/16	1,150,000	1,154,468
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.24%	03/08/16	04/08/16	1,351,000	1,353,017
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.24%	03/08/16	04/08/16	476,000	476,711
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.24%	03/08/16	04/08/16	967,000	968,444
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.24%	03/29/16	04/08/16	2,105,000	2,105,393

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.27%	02/05/16	05/05/16	$1,227,000	$1,231,333
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.27%	02/05/16	05/05/16	1,911,000	1,917,748
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.27%	02/05/16	05/05/16	1,897,000	1,903,699
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.32%	01/26/16	04/26/16	1,358,000	1,363,776
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.32%	01/13/16	04/13/16	1,954,000	1,963,948
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.32%	01/13/16	04/13/16	432,000	434,199
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.32%	01/14/16	04/14/16	837,000	841,207
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.32%	01/19/16	04/19/16	107,000	107,503
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.32%	01/26/16	04/26/16	1,666,000	1,673,086
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.32%	01/19/16	04/19/16	134,000	134,630
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.37%	01/28/16	04/15/16	5,006,000	5,027,092
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.37%	01/27/16	04/18/16	6,461,000	6,488,648
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.37%	01/27/16	04/18/16	5,033,000	5,054,537
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.37%	01/28/16	04/15/16	15,300,000	15,364,464
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.37%	01/28/16	04/15/16	7,179,000	7,209,248
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.39%	03/18/16	06/20/16	2,363,000	2,365,196
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.41%	01/05/16	04/05/16	1,031,000	1,037,005
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.43%	03/23/16	04/25/16	7,800,000	7,804,739
Royal Bank of Canada	1.67%	10/20/15	04/20/16	709,000	714,389
Royal Bank of Canada	1.72%	02/05/16	05/05/16	1,061,000	1,063,840
Royal Bank of Canada	1.78%	03/04/16	04/04/16	4,895,000	4,901,777
Royal Bank of Canada	1.79%	11/12/15	05/12/16	694,000	698,870
Royal Bank of Canada	1.81%	11/23/15	05/23/16	3,063,000	3,083,039
Royal Bank of Canada	1.81%	11/23/15	05/23/16	2,173,000	2,187,217
Royal Bank of Canada	1.81%	11/23/15	05/23/16	479,000	482,134
Royal Bank of Canada	1.82%	02/17/16	05/17/16	1,742,000	1,745,871
Royal Bank of Canada	1.97%	11/09/15	05/06/16	625,000	629,927
Royal Bank of Canada	2.06%	03/28/16	04/27/16	2,190,000	2,190,502
Royal Bank of Canada	2.10%	03/11/16	04/11/16	1,050,000	1,051,285
Royal Bank of Canada	2.10%	03/11/16	04/11/16	784,000	784,960
Royal Bank of Canada	2.10%	03/11/16	04/11/16	2,017,000	2,019,469
Royal Bank of Canada	2.12%	02/03/16	08/03/16	4,348,000	4,362,816
Royal Bank of Canada	2.12%	02/03/16	08/03/16	3,338,000	3,349,374
Royal Bank of Canada	2.16%	02/05/16	08/05/16	884,000	886,974
Royal Bank of Canada	2.31%	03/28/16	04/27/16	8,378,000	8,380,153
Royal Bank of Canada	2.31%	02/08/16	08/08/16	517,000	518,762
Royal Bank of Canada	2.37%	02/03/16	08/03/16	3,662,000	3,675,953
Royal Bank of Canada	2.37%	02/03/16	08/03/16	414,000	415,577
Royal Bank of Canada	2.37%	02/03/16	08/03/16	1,039,000	1,042,959
Royal Bank of Canada	2.40%	03/11/16	04/11/16	651,000	651,911
Royal Bank of Canada	2.40%	03/11/16	04/11/16	913,000	914,277
Wells Fargo Securities LLC	2.43%	03/29/16	04/29/16	825,000	825,167
Wells Fargo Securities LLC	2.44%	03/16/16	04/15/16	1,069,000	1,070,157
Wells Fargo Securities LLC	2.44%	03/16/16	04/15/16	526,000	526,570

Total Reverse Repurchase Agreements Outstanding				$206,793,000	$207,381,307

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Futures Contracts Outstanding at March 31, 2016

Description	Contracts	Exchange	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation)

Long Futures
90 Day Eurodollar	1	CME	245,250 USD	03/15/21	$12
Amsterdam Index	19	Euronext	1,674,417 EUR	04/15/16	(4,048)
Australian 10-Year Bond	125	SFE	16,143,187 AUD	06/15/16	173,280
CAC40 10 Euro	263	Euronext	11,725,868 EUR	04/15/16	(224,466)
Canada 10-Year Bond	44	CDE	6,242,830 CAD	06/21/16	(27,187)
Cocoa	235	ICE	6,974,031 USD	07/14/16	(20,381)
Coffee	186	ICE	9,064,582 USD	07/19/16	(28,469)
Copper	10	COMEX	535,732 USD	05/26/16	10,018
Corn	1,002	CBOT	18,338,008 USD	05/13/16	(727,858)
Cotton No. 2	810	ICE	25,164,011 USD	05/06/16	(1,495,811)
Cotton No. 2	291	ICE	8,196,821 USD	07/07/16	287,284
DAX Index	77	Eurex	19,188,081 EUR	06/17/16	70,457
Euro FX	99	CME	13,860,268 USD	06/13/16	262,082
Euro Stoxx 50	961	Eurex	28,739,962 EUR	06/17/16	(652,076)
Euro-Bund	883	Eurex	143,223,034 EUR	06/08/16	1,124,843
FTSE 100 Index	38	ICE	2,311,970 GBP	06/17/16	15,755
FTSE/MIB Index	258	IDEM	23,854,019 EUR	06/17/16	(1,167,689)
Gasoline RBOB	91	NYMEX	5,300,582 USD	04/29/16	228,706
Gasoline RBOB	51	NYMEX	2,670,353 USD	09/30/16	38,634
Gold 100 Oz	184	COMEX	22,504,925 USD	06/28/16	230,115
H-Shares Index	26	HKFE	11,463,861 HKD	04/28/16	30,776
Hang Seng Index	34	HKFE	34,664,149 HKD	04/28/16	91,236
Japan 10-Year Bond	13	OSE	1,964,974,050 JPY	06/13/16	17,113
Japanese Yen Currency	265	CME	29,370,939 USD	06/13/16	123,561
Live Cattle	208	CME	10,549,580 USD	06/30/16	(230,700)
Long Gilt	22	ICE	2,657,632 GBP	06/28/16	13,226
Mex Bolsa Index	1,275	Mex Der	569,245,582 MXN	06/17/16	941,861
MSCI Singapore Index	58	SGX	1,854,960 SGD	04/28/16	(3,962)
MSCI Taiwan Index	78	SGX	2,504,799 USD	04/28/16	6,801
Nasdaq100 E-Mini	9	CME	783,437 USD	06/17/16	22,288
Natural Gas	10	NYMEX	289,287 USD	02/24/17	(7,087)
Natural Gas	5	NYMEX	147,046 USD	12/28/16	(3,646)
Natural Gas	106	NYMEX	2,091,850 USD	04/27/16	(15,310)
Nikkei 225	85	OSE	1,428,818,550 JPY	06/09/16	(37,483)
NY Harbor ULSD	10	NYMEX	520,899 USD	04/29/16	(22,989)
OMXS30 Index	1,640	Nasdaq OMX	225,049,979 SEK	04/15/16	(560,709)
Platinum	10	NYMEX	476,882 USD	07/27/16	11,868
Russell 2000 Mini	16	ICE	1,708,949 USD	06/17/16	66,411
S&P 500 E-Mini	249	CME	24,946,322 USD	06/17/16	594,852
S&P/TSX 60 Index	30	CDE	4,698,652 CAD	06/16/16	17,977
Silver	7	COMEX	532,952 USD	05/26/16	8,287
SPI 200	46	SFE	5,860,861 AUD	06/16/16	(26,799)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Description	Contracts	Exchange	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation)
Sugar 11	76	ICE	1,296,314 USD	04/29/16	$10,277
Swiss Franc Currency	110	CME	14,029,166 USD	06/13/16	331,334
Swiss Market Index	113	Eurex	8,809,640 CHF	06/17/16	(147,065)
TOPIX Index	117	OSE	1,549,714,411 JPY	06/09/16	238,665
U.S. Treasury 10-Year Note	2,459	CBOT	318,464,889 USD	06/21/16	2,165,657
Wheat	171	CBOT	3,836,135 USD	05/13/16	212,290
WTI Crude	10	NYMEX	375,842 USD	06/21/16	31,058
WTI Crude	58	NYMEX	2,707,436 USD	05/20/16	(401,936)
WTI Crude	135	NYMEX	6,245,585 USD	11/20/17	(57,185)

					$1,513,868

Short Futures
90 Day Eurodollar	89	CME	21,958,072 USD	03/13/17	$(98,353)
90 Day Eurodollar	51	CME	12,505,932 USD	06/18/18	(96,168)
90 Day Eurodollar	49	CME	12,014,947 USD	09/17/18	(84,990)
90 Day Eurodollar	14	CME	3,414,214 USD	03/16/20	(28,736)
90 Day Eurodollar	143	CME	35,463,851 USD	06/13/16	(39,474)
90 Day Eurodollar	81	CME	19,959,099 USD	06/19/17	(104,601)
90 Day Eurodollar	8	CME	1,951,800 USD	06/15/20	(14,300)
90 Day Eurodollar	14	CME	3,430,708 USD	03/18/19	(21,692)
90 Day Eurodollar	16	CME	3,912,040 USD	12/17/18	(35,960)
90 Day Eurodollar	16	CME	3,911,922 USD	06/17/19	(30,878)
90 Day Eurodollar	138	CME	34,171,961 USD	09/19/16	(65,839)
90 Day Eurodollar	120	CME	29,662,645 USD	12/19/16	(89,855)
90 Day Eurodollar	64	CME	15,720,153 USD	12/18/17	(114,247)
90 Day Eurodollar	73	CME	17,972,901 USD	09/18/17	(100,074)
90 Day Eurodollar	59	CME	14,478,139 USD	03/19/18	(111,086)
90 Day Eurodollar	15	CME	3,660,374 USD	12/16/19	(30,751)
90 Day Eurodollar	16	CME	3,907,540 USD	09/16/19	(32,660)
90 Day Eurodollar	3	CME	735,742 USD	12/14/20	(495)
90 Day Eurodollar	6	CME	1,467,735 USD	09/14/20	(5,790)
90 Day Eurodollar	1	CME	244,675 USD	06/14/21	(425)
AUD/USD Currency	243	CME	18,030,085 USD	06/13/16	(559,415)
Australian 10-Year Bond	475	SFE	61,669,556 AUD	06/15/16	(408,994)
Brent Crude	15	ICE	660,375 USD	04/29/16	55,425
Brent Crude	46	ICE	2,517,243 USD	10/31/16	530,043
British Pound Currency	171	CME	15,224,130 USD	06/13/16	(137,014)
Canada 10-Year Bond	577	CDE	81,196,055 CAD	06/21/16	(159,465)
Canadian Currency	186	CME	13,936,248 USD	06/14/16	(398,772)
CBOE Volatility Index	774	CFE	15,324,581 USD	05/18/16	1,682,831
Copper	145	COMEX	7,970,984 USD	05/26/16	57,609
DAX Index	105	Eurex	26,347,884 EUR	06/17/16	111,382
Euro Stoxx 50	10,172	Eurex	303,158,334 EUR	06/17/16	5,708,859
Euro-BOBL	42	Eurex	5,518,342 EUR	06/08/16	13,817

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Description	Contracts	Exchange	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation)
Euro-BTP	254	Eurex	35,362,177 EUR	06/08/16	$(404,299)
Euro-Bund	42	Eurex	6,819,044 EUR	06/08/16	(45,966)
Euro-Oat	408	Eurex	63,679,648 EUR	06/08/16	(1,003,938)
FTSE 100 Index	240	ICE	14,620,723 GBP	06/17/16	(72,497)
FTSE/JSE Top 40	368	Safex	171,288,860 ZAR	06/15/16	(61,595)
Gasoline RBOB	18	NYMEX	1,208,467 USD	05/31/16	103,724
IBEX 35 Index	97	MEFF	8,765,163 EUR	04/15/16	382,288
Lean Hogs	93	CME	3,089,573 USD	06/14/16	81,953
Long Gilt	406	ICE	48,984,330 GBP	06/28/16	(331,759)
Low Sulphur Gasoil	76	ICE	2,905,832 USD	10/12/16	(33,468)
Low Sulphur Gasoil	107	ICE	3,810,850 USD	05/12/16	(25,100)
Nasdaq 100 E-Mini	15	CME	1,307,113 USD	06/17/16	(35,762)
Natural Gas	88	NYMEX	2,275,538 USD	09/28/16	261,218
Natural Gas	396	NYMEX	9,611,930 USD	10/27/16	(149,470)
Natural Gas	300	NYMEX	5,402,303 USD	04/27/16	(474,697)
NY Harbor ULSD	108	NYMEX	5,618,727 USD	11/30/16	(387,845)
NY Harbor ULSD	12	NYMEX	785,602 USD	05/31/16	179,946
Platinum	70	NYMEX	3,351,424 USD	07/27/16	(69,826)
S&P 500	19	CME	9,457,220 USD	06/16/16	(287,405)
S&P 500 E-Mini	3,940	CME	394,108,927 USD	06/17/16	(10,036,573)
S&P/TSX 60 Index	267	CDE	41,940,793 CAD	06/16/16	(65,453)
SGX Nifty 50	5,059	SGX	78,073,878 USD	04/28/16	(720,047)
Silver	102	COMEX	7,653,193 USD	05/26/16	(233,447)
Soybean Meal	17	CBOT	457,014 USD	05/13/16	(2,496)
Soybean Oil	517	CBOT	9,478,485 USD	05/13/16	(1,136,560)
SPI 200	297	SFE	37,891,863 AUD	06/16/16	212,191
TOPIX Index	495	OSE	6,529,213,350 JPY	06/09/16	(1,252,047)
U.S. Treasury 10-Year Note	141	CBOT	18,376,764 USD	06/21/16	(8,314)
U.S. Treasury 2-Year Note	62	CBOT	13,526,510 USD	06/30/16	(35,990)
U.S. Treasury 5-Year Note	15	CBOT	1,816,033 USD	06/30/16	(1,428)
U.S. Treasury Long Bond	71	CBOT	11,677,086 USD	06/21/16	2,023
WTI Crude	119	NYMEX	4,246,134 USD	04/20/16	(316,326)
WTI Crude	89	NYMEX	3,902,104 USD	11/21/16	73,324

					$(10,505,709)

Total Futures Contracts Outstanding					$(8,991,841)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Forward Foreign Currency Exchange Contracts Outstanding at March 31, 2016

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	566,098	USD	423,181	Morgan Stanley & Co. LLC	06/15/16	$9,335
AUD	15,587,000	USD	11,597,507	State Street Bank and Trust Company	06/15/16	311,422
AUD	1,085,000	USD	824,977	JPMorgan Chase Bank, N.A.	04/29/16	5,771
BRL	59,943,087	USD	14,521,800	State Street Bank and Trust Company	06/02/16	1,888,858
BRL	8,503,000	USD	2,115,174	State Street Bank and Trust Company	06/02/16	212,698
BRL	33,591,327	USD	8,759,147	Morgan Stanley Capital Services LLC	04/04/16	583,066
BRL	23,543,483	USD	6,164,829	Morgan Stanley Capital Services LLC	04/04/16	382,939
CAD	161,874	USD	122,434	Morgan Stanley & Co. LLC	06/15/16	2,214
CAD	17,742,811	USD	13,288,753	State Street Bank and Trust Company	06/15/16	373,565
CHF	7,425,654	USD	7,486,943	Morgan Stanley & Co. LLC	06/15/16	260,210
CHF	2,129,081	USD	2,150,000	State Street Bank and Trust Company	06/13/16	71,155
CHF	3,251,758	USD	3,325,178	Morgan Stanley & Co. LLC	06/15/16	67,367
CHF	4,630,606	USD	4,713,285	Morgan Stanley & Co. LLC	06/15/16	117,807
CHF	2,075,000	USD	2,112,604	State Street Bank and Trust Company	06/15/16	52,234
CHF	4,745,454	USD	4,931,580	Morgan Stanley & Co. LLC	06/15/16	19,332
CHF	3,010,656	USD	3,123,424	Morgan Stanley & Co. LLC	06/15/16	17,580
CHF	2,462,823	USD	2,542,190	Morgan Stanley & Co. LLC	06/15/16	27,262
CNH	17,667,000	USD	2,600,000	State Street Bank and Trust Company	05/13/16	129,685
CZK	24,268,000	USD	999,670	State Street Bank and Trust Company	06/15/16	23,135
DKK	9,475,250	USD	1,403,258	Morgan Stanley & Co. LLC	06/15/16	46,922
DKK	2,109,160	USD	317,408	Morgan Stanley & Co. LLC	06/15/16	5,397
DKK	2,261,730	USD	338,213	Morgan Stanley & Co. LLC	06/15/16	7,943
EUR	10,319,556	USD	11,353,421	State Street Bank and Trust Company	06/15/16	414,972
EUR	225,785	USD	250,000	State Street Bank and Trust Company	06/13/16	7,461
EUR	5,681	USD	6,448	Morgan Stanley & Co. LLC	06/15/16	31
EUR	541,138	USD	608,582	Morgan Stanley & Co. LLC	06/15/16	8,530
EUR	820,000	USD	920,573	Morgan Stanley & Co. LLC	06/15/16	14,531
EUR	4,900,000	USD	5,501,279	Morgan Stanley & Co. LLC	06/15/16	86,539
EUR	1,300,000	USD	1,478,958	Morgan Stanley & Co. LLC	06/15/16	3,524
EUR	5,050,000	USD	5,761,646	Morgan Stanley & Co. LLC	06/15/16	(2,773)
GBP	209,856	USD	301,986	Morgan Stanley & Co. LLC	06/15/16	(518)
GBP	40,000	USD	57,273	Morgan Stanley & Co. LLC	06/15/16	189
GBP	5,857	USD	8,479	Morgan Stanley & Co. LLC	06/15/16	(65)
GBP	4,184	USD	5,946	Morgan Stanley & Co. LLC	06/15/16	64

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	800,000	USD	1,128,456	Morgan Stanley & Co. LLC	06/15/16	$20,784
HKD	600,000	USD	77,412	Morgan Stanley & Co. LLC	06/15/16	(29)
HKD	12,000,000	USD	1,548,541	Morgan Stanley & Co. LLC	06/15/16	(868)
HKD	5,789,000	USD	746,578	Morgan Stanley & Co. LLC	06/15/16	46
HKD	6,490,000	USD	837,540	Morgan Stanley & Co. LLC	06/15/16	(507)
HUF	11,717,271,000	USD	41,409,637	State Street Bank and Trust Company	06/15/16	1,019,396
HUF	2,669,161,000	USD	9,569,869	State Street Bank and Trust Company	06/15/16	95,344
ILS	3,574,000	USD	919,764	State Street Bank and Trust Company	06/15/16	33,277
JPY	1,270,267,836	USD	11,226,208	State Street Bank and Trust Company	06/15/16	83,541
JPY	50,000,000	USD	440,956	Morgan Stanley & Co. LLC	06/15/16	4,237
JPY	1,312,025,000	USD	11,641,748	State Street Bank and Trust Company	06/15/16	39,783
JPY	100,000,000	USD	887,430	Morgan Stanley & Co. LLC	06/15/16	2,957
JPY	130,000,000	USD	1,169,696	Morgan Stanley & Co. LLC	06/15/16	(12,193)
JPY	65,000,000	USD	583,101	Morgan Stanley & Co. LLC	06/15/16	(4,349)
JPY	96,000,000	USD	861,211	State Street Bank and Trust Company	06/13/16	(6,508)
JPY	65,000,000	USD	578,189	Morgan Stanley & Co. LLC	06/15/16	562
JPY	1,700,000,000	USD	15,045,712	Morgan Stanley & Co. LLC	06/15/16	90,862
JPY	90,000,000	USD	796,185	Morgan Stanley & Co. LLC	06/15/16	5,163
JPY	150,000,000	USD	1,336,779	Morgan Stanley & Co. LLC	06/15/16	(1,199)
JPY	90,000,000	USD	802,432	Morgan Stanley & Co. LLC	06/15/16	(1,084)
MXN	123,337,668	USD	6,866,207	Morgan Stanley Capital Services LLC	06/15/16	227,471
MXN	329,207,211	USD	18,432,139	State Street Bank and Trust Company	06/15/16	500,280
MXN	77,785,227	USD	4,357,583	Morgan Stanley Capital Services LLC	06/15/16	116,179
NZD	1,511,876	USD	1,023,903	State Street Bank and Trust Company	06/13/16	17,291
NZD	2,827,000	USD	1,870,032	State Street Bank and Trust Company	06/15/16	76,789
RUB	50,481,096	USD	695,045	State Street Bank and Trust Company	06/15/16	42,913
SEK	106,149,602	USD	12,582,931	State Street Bank and Trust Company	06/15/16	526,113
SGD	220,000	USD	161,407	JPMorgan Chase Bank, N.A.	04/29/16	1,816
TRY	108,745,750	USD	36,721,061	State Street Bank and Trust Company	06/15/16	1,095,515
ZAR	168,776,358	USD	10,905,684	State Street Bank and Trust Company	06/15/16	365,080
USD	54,551,246	AUD	73,149,999	State Street Bank and Trust Company	06/15/16	(1,337,517)
USD	203,834	AUD	267,815	Morgan Stanley & Co. LLC	06/15/16	(784)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	12,825	AUD	16,914	Morgan Stanley & Co. LLC	06/15/16	$(98)
USD	396,251	BRL	1,501,000	State Street Bank and Trust Company	06/02/16	(14,678)
USD	6,513,621	BRL	23,543,483	Morgan Stanley Capital Services LLC	04/04/16	(34,147)
USD	2,000,000	BRL	8,144,000	State Street Bank and Trust Company	06/02/16	(229,588)
USD	1,000,000	BRL	4,083,500	State Street Bank and Trust Company	06/02/16	(117,942)
USD	8,378,979	BRL	33,591,327	Morgan Stanley Capital Services LLC	04/04/16	(963,234)
USD	13,389,588	CAD	17,742,811	State Street Bank and Trust Company	06/15/16	(272,730)
USD	5,634,021	CHF	5,570,300	State Street Bank and Trust Company	06/13/16	(177,173)
USD	3,305,896	CHF	3,240,074	Morgan Stanley & Co. LLC	06/15/16	(74,459)
USD	47,312,745	CHF	46,991,018	State Street Bank and Trust Company	06/15/16	(1,712,782)
USD	9,914,459	CHF	9,694,854	Morgan Stanley & Co. LLC	06/15/16	(200,635)
USD	4,920,035	CHF	4,811,400	Morgan Stanley & Co. LLC	06/15/16	(99,678)
USD	4,857,000	CHF	4,771,800	Morgan Stanley & Co. LLC	06/15/16	(121,399)
USD	4,859,506	CHF	4,676,100	Morgan Stanley & Co. LLC	06/15/16	(19,049)
USD	888,586	CHF	875,000	State Street Bank and Trust Company	06/13/16	(24,254)
USD	2,391,389	CHF	2,305,050	Morgan Stanley & Co. LLC	06/15/16	(13,460)
USD	1,976,794	CHF	1,920,447	Morgan Stanley & Co. LLC	06/15/16	(26,800)
USD	826,708	CHF	810,000	State Street Bank and Trust Company	06/13/16	(18,322)
USD	5,387,135	CNH	35,209,159	Morgan Stanley Capital Services LLC	06/15/16	(44,103)
USD	3,000,000	CNH	19,432,500	State Street Bank and Trust Company	05/13/16	(2,468)
USD	7,392,317	CNH	50,282,543	Morgan Stanley Capital Services LLC	08/22/16	(337,520)
USD	4,207,427	CNH	27,790,053	Morgan Stanley Capital Services LLC	08/22/16	(64,684)
USD	2,770,557	CNH	18,415,337	Morgan Stanley Capital Services LLC	08/22/16	(60,397)
USD	7,878,490	CNH	51,352,000	State Street Bank and Trust Company	05/13/16	(55,782)
USD	9,966,272	CZK	245,100,525	State Street Bank and Trust Company	06/15/16	(363,796)
USD	72,437	DKK	476,190	Morgan Stanley & Co. LLC	06/15/16	(444)
USD	17,666	DKK	117,216	Morgan Stanley & Co. LLC	06/15/16	(274)
USD	4,429,280	EUR	4,000,000	State Street Bank and Trust Company	06/13/16	(131,900)
USD	6,164,384	EUR	5,566,689	State Street Bank and Trust Company	06/13/16	(183,284)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	464,259	EUR	420,684	Morgan Stanley & Co. LLC	06/15/16	$(15,488)
USD	27,803,805	EUR	24,847,011	Morgan Stanley & Co. LLC	06/15/16	(531,004)
USD	20,663,583	EUR	18,555,582	Morgan Stanley Capital Services LLC	06/15/16	(496,663)
USD	5,026,064	EUR	4,513,329	Morgan Stanley Capital Services LLC	06/15/16	(120,805)
USD	48,943,119	EUR	43,950,173	Morgan Stanley Capital Services LLC	06/15/16	(1,176,381)
USD	1,557,710	EUR	1,400,000	Morgan Stanley & Co. LLC	06/15/16	(38,809)
USD	10,930,769	EUR	9,815,000	State Street Bank and Trust Company	06/15/16	(262,229)
USD	1,843,862	EUR	1,660,000	State Street Bank and Trust Company	06/13/16	(49,028)
USD	79,010,820	EUR	70,000,000	State Street Bank and Trust Company	04/21/16	(683,092)
USD	8,031,287	EUR	7,155,000	JPMorgan Chase Bank, N.A.	04/29/16	(116,399)
USD	527,104	EUR	468,689	Morgan Stanley & Co. LLC	06/15/16	(7,388)
USD	2,924,610	EUR	2,600,000	State Street Bank and Trust Company	04/25/16	(35,798)
USD	339,781	EUR	303,821	Morgan Stanley Capital Services LLC	06/15/16	(6,688)
USD	1,929,376	EUR	1,720,000	State Street Bank and Trust Company	06/13/16	(31,932)
USD	1,541,066	EUR	1,377,972	Morgan Stanley Capital Services LLC	06/15/16	(30,333)
USD	11,166,662	GBP	7,869,000	State Street Bank and Trust Company	06/13/16	(137,430)
USD	75,676	GBP	53,197	Morgan Stanley & Co. LLC	06/15/16	(745)
USD	14,188,280	GBP	9,969,000	State Street Bank and Trust Company	06/15/16	(132,893)
USD	11,746,408	GBP	8,257,000	State Street Bank and Trust Company	06/15/16	(115,355)
USD	1,057,887	GBP	730,000	Morgan Stanley & Co. LLC	06/15/16	9,205
USD	1,891,182	GBP	1,340,000	State Street Bank and Trust Company	06/13/16	(33,774)
USD	7,196,885	GBP	5,000,000	State Street Bank and Trust Company	04/21/16	15,272
USD	7,907,381	GBP	5,565,000	JPMorgan Chase Bank, N.A.	04/29/16	(85,893)
USD	2,668,063	GBP	1,842,000	State Street Bank and Trust Company	06/13/16	21,966
USD	2,480,318	GBP	1,740,000	Morgan Stanley & Co. LLC	06/15/16	(19,280)
USD	14,204,754	HKD	110,160,000	Morgan Stanley & Co. LLC	06/15/16	(2,881)
USD	71,392,060	ILS	277,522,353	State Street Bank and Trust Company	06/15/16	(2,611,860)
USD	416,896	JPY	46,801,610	State Street Bank and Trust Company	06/13/16	214
USD	238,284	JPY	27,000,000	Morgan Stanley & Co. LLC	06/15/16	(2,120)
USD	91,682,147	JPY	10,391,896,311	Morgan Stanley & Co. LLC	06/15/16	(845,922)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,213,981	JPY	591,167,057	Morgan Stanley Capital Services LLC	06/15/16	$(49,692)
USD	273,513	JPY	31,000,000	Morgan Stanley & Co. LLC	06/15/16	(2,507)
USD	26,990,796	JPY	3,000,000,000	State Street Bank and Trust Company	06/20/16	273,821
USD	171,242	JPY	19,226,000	JPMorgan Chase Bank, N.A.	04/28/16	285
USD	13,794,470	KRW	16,605,093,000	State Street Bank and Trust Company	06/15/16	(673,948)
USD	8,193,073	KRW	9,800,144,819	Morgan Stanley Capital Services LLC	04/18/16	(363,666)
USD	11,351,328	KRW	13,563,702,000	State Street Bank and Trust Company	06/15/16	(467,052)
USD	7,145,293	MXN	128,883,223	State Street Bank and Trust Company	06/13/16	(268,569)
USD	2,079,580	MXN	37,447,000	State Street Bank and Trust Company	06/15/16	(73,964)
USD	1,718,975	MXN	31,000,000	State Street Bank and Trust Company	06/13/16	(64,265)
USD	5,794,210	MXN	100,523,753	Morgan Stanley Capital Services LLC	06/15/16	12,658
USD	5,816,324	MXN	100,599,141	Morgan Stanley Capital Services LLC	06/15/16	30,436
USD	26,113,221	NZD	39,308,196	State Street Bank and Trust Company	06/15/16	(956,476)
USD	5,091,722	RUB	368,437,000	State Street Bank and Trust Company	06/15/16	(294,271)
USD	10,746,941	SAR	41,268,255	Morgan Stanley Capital Services LLC	01/19/17	(183,792)
USD	833,564	SEK	6,936,000	State Street Bank and Trust Company	06/15/16	(23,004)
USD	2,177,621	TRY	6,434,000	State Street Bank and Trust Company	06/15/16	(59,816)
USD	886,749	ZAR	14,155,000	State Street Bank and Trust Company	06/15/16	(58,511)

Total Forward Foreign Currency Exchange Contracts Outstanding						$(7,982,203)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Centrally Cleared Credit Default Swaps on Single-Name Issues (Buy Protection) — Outstanding at March 31, 2016

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Federative Republic of Brazil	(1.00)%	06/20/20	Credit Suisse Securities (USA) LLC	4,722,000 USD	$382,161	$328,236	$53,925
Republic of South Africa	(1.00)%	06/20/21	Credit Suisse Securities (USA) LLC	6,200,000 USD	576,120	567,549	8,571
Republic of Turkey	(1.00)%	09/20/20	Credit Suisse Securities (USA) LLC	4,178,000 USD	217,816	333,473	(115,657)
Republic of Turkey	(1.00)%	12/20/20	Credit Suisse Securities (USA) LLC	9,719,000 USD	571,924	660,064	(88,140)

Total Centrally Cleared Credit Default Swaps on Single-Name Issues (Buy Protection)					$1,748,021	$1,889,322	$(141,301)

Centrally Cleared Credit Default Swaps on Single-Name Issues (Sell Protection) — Outstanding at March 31, 2016

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Russian Federation	1.00%	09/20/20	Credit Suisse Securities (USA) LLC	6,551,141 USD	$(414,739)	$(750,762)	$336,023

Total Centrally Cleared Credit Default Swap on Single-Name Issues (Sell Protection)					$(414,739)	$(750,762)	$336,023

Centrally Cleared Credit Default Swaps on Index (Buy Protection) — Outstanding at March 31, 2016

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.25	(5.00)%	12/20/20	Credit Suisse Securities (USA) LLC	20,878,862 USD	$(597,263)	$573,405	$(1,170,668)

Total Centrally Cleared Credit Default Swaps on Index (Buy Protection)					$(597,263)	$573,405	$(1,170,668)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Centrally Cleared Credit Default Swaps on Index (Sell Protection) — Outstanding at March 31, 2016

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.25	5.00%	12/20/20	Merrill Lynch, Pierce, Fenner & Smith, Inc.	28,750,000 USD	$822,425	$271,750	$550,675
CDX.NA.IG.25	1.00%	12/20/20	Merrill Lynch, Pierce, Fenner & Smith, Inc.	62,250,000 USD	306,309	273,200	33,109
iTraxx Europe Crossover Series 24 Version 1	5.00%	12/20/20	Merrill Lynch, Pierce, Fenner & Smith, Inc.	25,125,000 EUR	2,106,492	1,806,041	300,451
iTraxx Europe Series 24 Version 1	1.00%	12/20/20	Merrill Lynch, Pierce, Fenner & Smith, Inc.	21,250,000 EUR	301,685	147,212	154,473

Total Centrally Cleared Credit Default Swaps on Index (Sell Protection)					$3,536,911	$2,498,203	$1,038,708

OTC Credit Default Swaps on Index (Buy Protection) — Outstanding at March 31, 2016

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.AAA.6	(0.50)%	05/11/63	JPMorgan Chase Bank, N.A.	86,772,151 USD	$1,773,717	$1,692,034	$81,683
CMBX.NA.AAA.8	(0.50)%	10/17/57	JPMorgan Chase Bank, N.A.	105,061,955 USD	4,730,533	4,831,367	(100,834)
CMBX.NA.AAA.8	(0.50)%	10/17/57	Credit Suisse International	29,872,422 USD	1,345,040	1,310,295	34,745
CMBX.NA.AAA.8	(0.50)%	10/17/57	Deutsche Bank AG	4,635,362 USD	208,712	238,899	(30,187)
CMBX.NA.AAA.8	(0.50)%	10/17/57	Morgan Stanley Capital Services LLC	13,032,023 USD	586,782	620,020	(33,238)
CMBX.NA.BBB-.7	(3.00)%	01/17/47	JPMorgan Chase Bank, N.A.	7,433,840 USD	673,858	828,922	(155,064)
CMBX.NA.BBB-.7	(3.00)%	01/17/47	Credit Suisse International	1,019,600 USD	92,424	176,557	(84,133)
CMBX.NA.BBB-.7	(3.00)%	01/17/47	Deutsche Bank AG	4,813,338 USD	436,316	471,561	(35,245)

Total OTC Credit Default Swaps on Index (Buy Protection)					$9,847,382	$10,169,655	$(322,273)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

OTC Credit Default Swaps on Index (Sell Protection) — Outstanding at March 31, 2016

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.A.8	2.00%	10/17/57	Credit Suisse International	6,248,000 USD	$(635,099)	$(844,810)	$209,711
CMBX.NA.A.8	2.00%	10/17/57	Morgan Stanley Capital Services LLC	2,800,000 USD	(284,616)	(188,750)	(95,866)
CMBX.NA.AA.6	1.50%	05/11/63	Credit Suisse International	2,845,549 USD	(92,106)	(176,908)	84,802
CMBX.NA.AA.7	1.50%	01/17/47	Credit Suisse International	7,635,867 USD	(339,481)	(642,904)	303,423
CMBX.NA.AAA.8	0.50%	10/17/57	Credit Suisse International	47,000,000 USD	(2,116,228)	(2,532,991)	416,763
CMBX.NA.AAA.9	0.50%	09/17/58	Morgan Stanley Capital Services LLC	10,500,000 USD	(662,281)	(699,173)	36,892
CMBX.NA.BBB-.8	3.00%	10/17/57	Credit Suisse International	8,455,000 USD	(1,467,806)	(951,016)	(516,790)

Total OTC Credit Default Swaps on Index (Sell Protection)					$(5,597,617)	$(6,036,552)	$438,935

OTC Total Return Swaps Outstanding at March 31, 2016

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)

Buys
Adecco SA REG	12/27/16	Credit Suisse Securities (Europe) Limited	7,094,005 CHF	$(23,477)
Advance Auto Parts, Inc.	05/24/17	Morgan Stanley Capital Services LLC	8,672,949 USD	59,969
Airbus Group	12/19/16	Credit Suisse Securities (Europe) Limited	3,612,215 EUR	(132,262)
Allergan PLC	05/24/17	Morgan Stanley Capital Services LLC	15,361,615 USD	(737,630)
Alphabet, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	4,978,797 USD	79,230
Alphabet, Inc.	05/24/17	Morgan Stanley Capital Services LLC	16,030,871 USD	250,178
Altice NV	11/07/16	Credit Suisse Securities (Europe) Limited	1,867,630 EUR	(1,427)
Altice NV	05/24/17	Morgan Stanley Capital Services LLC	781,973 EUR	(641)
Altice NV	11/07/16	Credit Suisse Securities (Europe) Limited	3,588,739 EUR	(15,092)
Altice NV	05/24/17	Morgan Stanley Capital Services LLC	80,189 EUR	(314)
Amadeus IT Holding SA	12/20/16	Credit Suisse Securities (Europe) Limited	7,946,556 EUR	154,957
Amazon.com, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	7,566,678 USD	209,412
Amazon.com, Inc.	05/24/17	Morgan Stanley Capital Services LLC	4,135,986 USD	114,476
Atlantia SpA	06/26/17	Credit Suisse Securities (Europe) Limited	9,868,736 EUR	78,886
Atos	12/19/16	Credit Suisse Securities (Europe) Limited	23,951,362 EUR	700,421
Bayer AG	12/19/16	Credit Suisse Securities (Europe) Limited	8,263,700 EUR	310,308

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Beazer Homes USA, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	2,033,273 USD	$106,624
Beazer Homes USA, Inc.	05/24/17	Morgan Stanley Capital Services LLC	38,927 USD	1,970
BNP Paribas SA	12/19/16	Credit Suisse Securities (Europe) Limited	11,914,024 EUR	(803,066)
Cadence Design Systems, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	960,049 USD	36,017
Cadence Design Systems, Inc.	05/24/17	Morgan Stanley Capital Services LLC	5,802,858 USD	218,955
Casino Guiichard Perrachon	12/19/16	Credit Suisse Securities (Europe) Limited	5,119,025 EUR	301,583
Compagnie de Saint Gobain	12/19/16	Credit Suisse Securities (Europe) Limited	5,168,847 EUR	115,356
Credit Agricole SA	12/19/16	Credit Suisse Securities (Europe) Limited	7,782,725 EUR	(696,132)
Criteo SA ADR	08/25/16	Credit Suisse Securities (Europe) Limited	7,811,243 USD	940,223
Croda International PLC	12/19/16	Credit Suisse Securities (Europe) Limited	4,709,354 GBP	398,287
Dassault Aviation SA	12/19/16	Credit Suisse Securities (Europe) Limited	6,226,307 EUR	308,116
Delhaize Group	06/13/16	Credit Suisse Securities (Europe) Limited	8,955,659 EUR	(212,078)
Dollar General Corp.	10/25/16	Credit Suisse Securities (Europe) Limited	15,804,151 USD	69,855
Dollar General Corp.	05/24/17	Morgan Stanley Capital Services LLC	5,549,879 USD	16,433
Endesa SA	12/20/16	Credit Suisse Securities (Europe) Limited	7,909,967 EUR	(238,912)
Enel SpA	06/26/17	Credit Suisse Securities (Europe) Limited	3,759,557 EUR	8,798
ENI SpA Italia	06/26/17	Credit Suisse Securities (Europe) Limited	3,530,063 EUR	30,431
Ferrovial SA	09/25/17	Credit Suisse Securities (Europe) Limited	5,366,548 EUR	2,839
Fresenius Medical Care AG & Co. KgaA	12/19/16	Credit Suisse Securities (Europe) Limited	12,931,673 EUR	158,595
GlaxoSmithKline PLC	06/23/16	Morgan Stanley Capital Services LLC	2,294,864 GBP	98,038
HCA Holdings, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	3,115,346 USD	157,759
HCA Holdings, Inc.	05/24/17	Morgan Stanley Capital Services LLC	8,279,014 USD	492,089
Home Depot, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	11,599,434 USD	323,470
Home Depot, Inc.	05/24/17	Morgan Stanley Capital Services LLC	9,028,734 USD	222,501
iBoxx Liquid High Yield Index	06/20/16	JPMorgan Chase Bank, N.A.	5,548,000 USD	18,325
Imperial Tobacco Group PLC	12/19/16	Credit Suisse Securities (Europe) Limited	11,297,524 GBP	457,802
ING Groep NV	12/19/16	Credit Suisse Securities (Europe) Limited	11,601,717 EUR	(1,103,926)
Intercontinental Hotels Group	12/19/16	Credit Suisse Securities (Europe) Limited	7,529,100 GBP	341,934
Intesa San Paolo	06/26/17	Credit Suisse Securities (Europe) Limited	3,250,169 EUR	(301,452)
Koninklijke DSM NV	12/19/16	Credit Suisse Securities (Europe) Limited	8,021,636 EUR	(944)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Koninklijke Philips NV	12/19/16	Credit Suisse Securities (Europe) Limited	6,129,236 EUR	$196,201
Linde AG	12/19/16	Credit Suisse Securities (Europe) Limited	7,017,240 EUR	(71,073)
Lloyds Banking Group PLC	12/19/16	Credit Suisse Securities (Europe) Limited	5,477,281 GBP	(135,261)
Masonite International Corp.	10/25/16	Credit Suisse Securities (Europe) Limited	3,276,385 USD	243,258
Masonite International Corp.	05/24/17	Morgan Stanley Capital Services LLC	5,569,655 USD	346,305
Mead Johnson Nutrition Co.	08/25/16	Credit Suisse Securities (Europe) Limited	9,290,993 USD	125,637
Microsoft Corp.	05/24/17	Morgan Stanley Capital Services LLC	8,642,253 USD	266,015
Nokia Oyj	10/17/16	Credit Suisse Securities (Europe) Limited	14,713,080 EUR	(749,871)
Numericable SFR	11/07/16	Credit Suisse Securities (Europe) Limited	6,685,351 EUR	(190,883)
Numericable SFR	05/24/17	Morgan Stanley Capital Services LLC	4,773,519 EUR	(143,863)
Orange	12/19/16	Credit Suisse Securities (Europe) Limited	5,060,596 EUR	(319,718)
Pilgrim’s Pride Corp.	05/24/17	Morgan Stanley Capital Services LLC	137,747 USD	5,763
Prudential PLC	12/19/16	Credit Suisse Securities (Europe) Limited	6,121,816 GBP	(110,114)
Publicis Groupe	12/19/16	Credit Suisse Securities (Europe) Limited	5,180,288 EUR	105,001
Pultegroup, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	11,890,438 USD	323,955
Pultegroup, Inc.	05/24/17	Morgan Stanley Capital Services LLC	7,371,927 USD	181,674
Puma SE	12/19/16	Credit Suisse Securities (Europe) Limited	520,482 EUR	(1,370)
Renault SA	12/19/16	Credit Suisse Securities (Europe) Limited	7,408,335 EUR	327,970
Roche Holding AG Genusschein	12/27/16	Credit Suisse Securities (Europe) Limited	9,106,205 CHF	(372,818)
Royal Dutch Shell PLC	12/19/16	Credit Suisse Securities (Europe) Limited	10,236,783 GBP	349,745
RSA Insurance Group PLC	12/19/16	Credit Suisse Securities (Europe) Limited	11,429,841 GBP	604,691
Sanofi Aventis	07/07/16	Morgan Stanley Capital Services LLC	2,923,567 EUR	(141,779)
Sanofi Aventis	12/19/16	Credit Suisse Securities (Europe) Limited	10,181,613 EUR	(520,019)
Shire PLC	12/28/16	Credit Suisse Securities (Europe) Limited	5,880,260 GBP	53,055
Six Flags Entertainment Corp.	10/25/16	Credit Suisse Securities (Europe) Limited	13,204,602 USD	636,214
Six Flags Entertainment Corp.	05/24/17	Morgan Stanley Capital Services LLC	11,911,229 USD	501,662
Skandinaviska Enskilda Banken AB	12/19/16	Credit Suisse Securities (Europe) Limited	61,138,639 SEK	(935,529)
Smith & Nephew PLC	12/19/16	Credit Suisse Securities (Europe) Limited	17,851,862 GBP	594,147

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Starwood Hotels & Resorts	08/25/16	Credit Suisse Securities (Europe) Limited	17,760,855 USD	$974,686
TDC A/S	06/06/16	Credit Suisse Securities (Europe) Limited	26,225,220 DKK	579
Tim Participacoes ADR	08/25/16	Credit Suisse Securities (Europe) Limited	5,987,623 USD	661,284
TripAdvisor, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	1,190,376 USD	(5,346)
TripAdvisor, Inc.	05/24/17	Morgan Stanley Capital Services LLC	21,449,932 USD	326,025
TUI AG DI	12/19/16	Credit Suisse Securities (Europe) Limited	6,049,377 EUR	206,792
UBM PLC	12/19/16	Credit Suisse Securities (Europe) Limited	8,239,490 GBP	79,290
Union Pacific Corp.	10/25/16	Credit Suisse Securities (Europe) Limited	7,954,587 USD	(10,963)
Union Pacific Corp.	05/24/17	Morgan Stanley Capital Services LLC	11,557,848 USD	(67,805)
United Rentals, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	5,585,345 USD	238,437
United Rentals, Inc.	05/24/17	Morgan Stanley Capital Services LLC	4,121,868 USD	119,241
Visa, Inc.	05/24/17	Morgan Stanley Capital Services LLC	8,275,522 USD	499,181
Visa, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	5,849,108 USD	306,231
Vodafone Group PLC	12/28/16	Credit Suisse Securities (Europe) Limited	12,502,946 GBP	103,235
Vodafone Group PLC	12/19/16	Credit Suisse Securities (Europe) Limited	9,355,751 GBP	79,438

Total Buys				$7,195,784

Sells
ABB Ltd. REG	12/27/16	Credit Suisse Securities (Europe) Limited	8,685,502 CHF	$(319,392)
Air Liquide SA	12/19/16	Credit Suisse Securities (Europe) Limited	3,853,637 EUR	(26,114)
Allianz SE REG	12/19/16	Credit Suisse Securities (Europe) Limited	5,460,488 EUR	133,966
Altran Technologies SA	12/19/16	Credit Suisse Securities (Europe) Limited	552,133 EUR	(16,408)
America Movil ADR	09/01/16	Credit Suisse Securities (Europe) Limited	560,592 USD	(43,152)
Atlas Copco AB	12/19/16	Credit Suisse Securities (Europe) Limited	34,710,562 SEK	(63,720)
AXA SA	12/19/16	Credit Suisse Securities (Europe) Limited	6,101,067 EUR	332,264
Blackberry Ltd.	10/25/16	Credit Suisse Securities (Europe) Limited	5,157,585 USD	(217,112)
Blackberry Ltd.	05/24/17	Morgan Stanley Capital Services LLC	6,244,502 USD	(169,088)
Bovespa Index	04/13/16	Morgan Stanley Capital Services LLC	27,205,374 BRL	(401,432)
British American Tobacco PLC	12/19/16	Credit Suisse Securities (Europe) Limited	850,863 GBP	11,249
Bureau Veritas SA	12/19/16	Credit Suisse Securities (Europe) Limited	3,625,336 EUR	(173,487)
Cap Gemini	12/19/16	Credit Suisse Securities (Europe) Limited	504,575 EUR	(29,775)
Chesapeake Energy Corp.	10/25/16	Credit Suisse Securities (Europe) Limited	1,078,829 USD	15,276
Chesapeake Energy Corp.	05/24/17	Morgan Stanley Capital Services LLC	1,973,637 USD	23,509
CSL LTD	03/02/17	Morgan Stanley Capital Services LLC	9,270,030 AUD	(199,112)
Danone	12/19/16	Credit Suisse Securities (Europe) Limited	252,786 EUR	(218)
Deere & Co.	10/25/16	Credit Suisse Securities (Europe) Limited	12,318,427 USD	552,738
Deere & Co.	05/24/17	Morgan Stanley Capital Services LLC	8,563,136 USD	370,630

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Distribuidora Internacional	12/20/16	Credit Suisse Securities (Europe) Limited	2,242,762 EUR	$18,312
Elekta AB	12/19/16	Credit Suisse Securities (Europe) Limited	34,284,085 SEK	151,064
Ericsson LM	12/19/16	Credit Suisse Securities (Europe) Limited	3,728,810 SEK	(12,370)
Fresenius Medical Care AG & Co. KgaA	07/07/16	Morgan Stanley Capital Services LLC	5,209,503 EUR	(136,777)
Groupon, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	7,742,527 USD	(86,858)
Groupon, Inc.	05/24/17	Morgan Stanley Capital Services LLC	6,257,564 USD	(34,502)
Guess?, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	1,208,848 USD	164,185
Guess?, Inc.	05/24/17	Morgan Stanley Capital Services LLC	8,265,448 USD	855,165
International Business Machines Corp.	05/24/17	Morgan Stanley Capital Services LLC	8,278,076 USD	(153,449)
iShares MSCI Brazil Capped ETF	08/25/16	Credit Suisse Securities (Europe) Limited	822,863 USD	(50,718)
Italcementi SpA	06/26/17	Credit Suisse Securities (Europe) Limited	891,449 EUR	(6,922)
J.C. Penney Co., Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	4,826,079 USD	56,067
J.C. Penney Co., Inc.	05/24/17	Morgan Stanley Capital Services LLC	4,455,170 USD	54,009
K S AG REG	11/07/16	Credit Suisse Securities (Europe) Limited	1,693,580 EUR	(6,189)
K S AG REG	05/24/17	Morgan Stanley Capital Services LLC	2,184,794 EUR	(11,760)
KOSPI 200 Index	06/13/16	Morgan Stanley Capital Services LLC	33,317,105,400 KRW	(599,943)
L’Oreal	12/19/16	Credit Suisse Securities (Europe) Limited	778,003 EUR	1,123
Marriott International	08/25/16	Credit Suisse Securities (Europe) Limited	6,373,270 USD	19,744
Mattel, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	3,997,888 USD	(167,597)
Mattel, Inc.	05/24/17	Morgan Stanley Capital Services LLC	2,184,391 USD	(90,776)
Merck KgaA	07/07/16	Morgan Stanley Capital Services LLC	3,358,112 EUR	588,442
Mosaic Co.	05/24/17	Morgan Stanley Capital Services LLC	14,031,110 USD	719,651
Mosaic Co.	10/25/16	Credit Suisse Securities (Europe) Limited	7,661,642 USD	285,026
Nestle SA REG	12/27/16	Credit Suisse Securities (Europe) Limited	444,465 CHF	(2,913)
Philp Morris International	08/25/16	Credit Suisse Securities (Europe) Limited	1,717,693 USD	(29,744)
Pilgrim’s Pride Corp.	10/25/16	Credit Suisse Securities (Europe) Limited	5,073,250 USD	(319,728)
Potash Corp. of Saskatchewan	10/25/16	Credit Suisse Securities (Europe) Limited	7,310,460 USD	354,999
Potash Corp. of Saskatchewan	05/24/17	Morgan Stanley Capital Services LLC	8,310,689 USD	543,306
Procter & Gamble Co.	10/25/16	Credit Suisse Securities (Europe) Limited	9,128,780 USD	(58,086)
Procter & Gamble Co.	05/24/17	Morgan Stanley Capital Services LLC	10,413,654 USD	(116,429)
Sainsbury (J) PLC	12/19/16	Credit Suisse Securities (Europe) Limited	2,077,758 GBP	13,975

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Sandvik AB	12/19/16	Credit Suisse Securities (Europe) Limited	36,756,950 SEK	$(217,487)
SAP SE	12/19/16	Credit Suisse Securities (Europe) Limited	545,151 EUR	(4,986)
Siemens AG REG	12/19/16	Credit Suisse Securities (Europe) Limited	4,038,091 EUR	(132,981)
Sprint Corp.	10/25/16	Credit Suisse Securities (Europe) Limited	2,891,023 USD	(51,853)
Sprint Corp.	05/24/17	Morgan Stanley Capital Services LLC	5,079,320 USD	76,413
Stora Enso Oyj	11/07/16	Credit Suisse Securities (Europe) Limited	4,784,365 EUR	(52,034)
Stora Enso Oyj	05/24/17	Morgan Stanley Capital Services LLC	3,363,275 EUR	(32,330)
Telefonica Brasil	08/25/16	Credit Suisse Securities (Europe) Limited	3,261,291 USD	(475,730)
Telefonica SA	12/20/16	Credit Suisse Securities (Europe) Limited	5,642,000 EUR	94,938
Twitter, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	2,497,675 USD	(89,306)
Twitter, Inc.	05/24/17	Morgan Stanley Capital Services LLC	16,105,250 USD	(427,356)
United States Steel Corp.	10/25/16	Credit Suisse Securities (Europe) Limited	2,215,977 USD	(266,878)
United States Steel Corp.	05/24/17	Morgan Stanley Capital Services LLC	1,842,001 USD	(154,539)
UPM-Kymmene Oyj	11/07/16	Credit Suisse Securities (Europe) Limited	5,815,089 EUR	(55,553)
UPM-Kymmene Oyj	05/24/17	Morgan Stanley Capital Services LLC	5,801,747 EUR	12,107
Whole Foods Market, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	187,105 USD	12,018
Whole Foods Market, Inc.	05/24/17	Morgan Stanley Capital Services LLC	8,870,524 USD	476,548
Wynn Resorts Ltd.	05/24/17	Morgan Stanley Capital Services LLC	2,563,203 USD	(242,313)
Yelp, Inc.	10/25/16	Credit Suisse Securities (Europe) Limited	3,613,129 USD	(37,415)
Yelp, Inc.	05/24/17	Morgan Stanley Capital Services LLC	6,831,053 USD	(44,604)

Total Sells				$107,588

Total OTC Total Return Swaps Outstanding				$7,303,372

Centrally Cleared Interest Rate Swaps Outstanding at March 31, 2016

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	Three-Month LIBOR	1.095%	04/06/20	Morgan Stanley & Co. LLC	3,000,000 USD	$(2,061)	$—	$(2,061)
Receives	Three-Month LIBOR	1.175%	02/24/20	Merrill Lynch, Pierce, Fenner & Smith, Inc.	23,000,000 USD	(11,314)	—	(11,314)
Receives	Three-Month LIBOR	1.297%	08/13/18	Morgan Stanley & Co. LLC	5,500,000 USD	(52,072)	—	(52,072)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

The Fund Pays/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	Three-Month LIBOR	1.772%	10/25/21	Merrill Lynch, Pierce, Fenner & Smith, Inc.	18,500,000 USD	$(417,453)	$—	$(417,453)
Receives	Three-Month LIBOR	1.861%	12/11/20	Merrill Lynch, Pierce, Fenner & Smith, Inc.	15,000,000 USD	(371,908)	—	(371,908)
Receives	Three-Month LIBOR	1.919%	09/30/19	Morgan Stanley & Co. LLC	2,311,250 USD	(72,004)	—	(72,004)
Receives	Three-Month LIBOR	2.043%	10/27/25	Morgan Stanley & Co. LLC	3,900,000 USD	(144,595)	—	(144,595)
Receives	Three-Month LIBOR	2.268%	01/26/26	Morgan Stanley & Co. LLC	2,000,000 USD	(114,454)	—	(114,454)
Receives	Three-Month LIBOR	2.304%	01/27/25	Morgan Stanley & Co. LLC	2,430,000 USD	(148,735)	—	(148,735)
Receives	Three-Month LIBOR	2.331%	08/26/25	Morgan Stanley & Co. LLC	38,000,000 USD	(2,408,276)	—	(2,408,276)
Receives	Three-Month LIBOR	2.534%	09/25/24	Morgan Stanley & Co. LLC	2,130,000 USD	(170,234)	—	(170,234)

Total Centrally Cleared Interest Rate Swaps Outstanding						$(3,913,106)	$—	$(3,913,106)

Abbreviation Legend:
ADR	American Depository Receipt
CBOT	Chicago Board of Trade
CDE	Montreal Exchange
CFE	CBOE Futures Exchange
CME	Chicago Mercantile Exchange
COMEX	Commodities Exchange Center
Eurex	Eurex Exchange
Euronext	Euronext Paris
HKFE	Hong Kong Futures Exchange Ltd.
ICE	Ice Futures Europe
IDEM	Italian Derivatives Exchange Market
LIBOR	London Interbank Offered Rate
MEFF	MEFF Renta Variable
MTN	Medium Term Note
NYMEX	New York Mercantile Exchange
OSE	Osaka Exchange
OTC	Over the Counter

See Notes to Consolidated Financial Statements.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

March 31, 2016

PIK	Payment in Kind
REG S	Regulation-S
REIC	Real Estate Investment Company
REIT	Real Estate Investment Trust
Safex	South African Futures Exchange
SFE	ASX Trade24
SGX	Singapore Exchange

Currency Legend:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
RUB	Russian Ruble
SAR	Saudi Arabian Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

See Notes to Consolidated Financial Statements.

Blackstone Alternative Investment Funds and Subsidiaries

Consolidated Statement of Assets and Liabilities

As of March 31, 2016

	Multi-Manager Fund	Multi-Strategy Fund
Assets:
Total investments in securities, at value (cost of $179,919,278 and $4,316,750,335, respectively)[1]	$177,311,454	$4,282,770,288
Cash	329,423,891	69,940,159
Cash denominated in foreign currencies (cost of $0 and $20,765,094, respectively)	—	21,396,145
Segregated cash balance with broker for securities sold short	163,691,483	1,119,271,433
Segregated cash balance with custodian for derivative financial instruments	9,064,214	125,609,593
Segregated cash balance with broker for futures contracts	9,592,289	116,162,131
Segregated cash balance with counterparties for swaps, other derivative financial instruments and reverse repurchase agreements	1,927,053	53,909,865
Unrealized appreciation on forward foreign currency exchange contracts	1,673,134	9,880,994
Income receivable	1,148,077	16,505,761
Receivable for investments sold[2]	147,837,992	91,072,601
Receivable for Fund shares sold	2,663	8,858,019
Receivable for periodic payments from swap contracts	2,172,677	1,890,508
Variation margin receivable	2,295,503	9,015,210
Swap contracts, premium paid	—	10,169,655
Unrealized appreciation on swap contracts	521,341	22,344,292
Receivable from Investment Adviser	156,932	—
Prepaid expenses and other assets	47,964	84,245

Total Assets	846,866,667	5,958,880,899

Liabilities:
Securities sold short, at value (proceeds of $90,451,992 and $1,121,390,883, respectively)	75,772,554	1,104,445,099
Securities lending collateral payable	23,898,259	120,918,878
Cash received as collateral with broker for swaps and reverse repurchase agreements	1,250,659	3,542,433
Cash received as collateral with custodian for derivative financial instruments	—	1,162,865
Options written, at value (premiums received $128,954 and $2,345,280, respectively)	102,590	1,635,953
Unrealized depreciation on forward foreign currency exchange contracts	2,120,731	17,863,197
Payable for reverse repurchase agreements	4,652,534	207,381,307
Payable for investments purchased	99,459,772	151,693,314
Payable for Fund shares redeemed	415,078	11,789,432
Swap contracts, premium received	—	6,037,320
Unrealized depreciation on swap contracts	572,989	14,924,258
Variation margin payable	188,270	3,123,518
Payable for periodic payments from swap contracts	656,198	5,548,251
Dividend and interest income payable on securities sold short	862,566	3,163,466
Management fee payable	5,277,039	19,272,351
Accrued expenses and other liabilities	1,006,564	2,929,098

Total Liabilities	216,235,803	1,675,430,740

Net Assets	$630,630,864	$4,283,450,159

See Notes to Consolidated Financial Statements.

Blackstone Alternative Investment Funds and Subsidiaries

Consolidated Statement of Assets and Liabilities (Continued)

As of March 31, 2016

	Multi-Manager Fund	Multi-Strategy Fund
Net Assets Consist of:
Paid-in capital	$748,605,375	$4,477,582,233
Accumulated undistributed net investment loss	(14,546,062)	(19,592,526)
Accumulated undistributed net realized loss	(113,923,655)	(146,143,542)
Net unrealized appreciation (depreciation)	10,495,206	(28,396,006)

Net Assets	$630,630,864	$4,283,450,159

Net Asset Value:
Class I Shares
Net Assets	$630,630,864	$3,921,026,505
Class I Shares outstanding, no par value, unlimited shares authorized	66,129,773	399,185,175

Net asset value per share	$9.54	$9.82

Class D Shares[3]
Net Assets		$22,810,934
Class D Shares outstanding, no par value, unlimited shares authorized		2,325,127

Net asset value per share		$9.81

Class Y Shares[3]
Net Assets		$339,612,720
Class Y Shares outstanding, no par value, unlimited shares authorized		34,829,511

Net asset value per share		$9.75

[1]	Includes $5,816,914 and $116,876,693, respectively, of investments in securities on loan.
[2]	Includes $17,479,265 of securities on loan pending sale for Multi-Manager Fund. These securities will be released from loan prior to the contractual settlement date.
[3]	Class D Shares and Class Y Shares are offered only by the Multi-Strategy Fund. See Note 6.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Investment Funds and Subsidiaries

Consolidated Statement of Operations

For the Year Ended March 31, 2016

	Multi-Manager Fund	Multi-Strategy Fund
Investment Income:
Interest	$30,262,746	$60,831,747
Dividends (including net foreign taxes withheld of $135,780 and $247,774, respectively)	8,585,295	19,852,739

Total income	38,848,041	80,684,486

Expenses:
Management fees	$24,775,275	$54,840,602
Administration fees	2,445,785	3,713,160
Custodian fees	1,520,545	2,186,452
Trustees’ fees	101,733	97,439
Distribution fees – Class D	—	34,559
Shareholder service fees	103,889	3,129,134
Registration fees	32,114	368,093
Printing and postage fees	493,770	320,212
Professional fees	932,316	1,199,341
Dividends and interest on securities sold short	7,134,438	15,729,940
Financing fees on securities sold short	4,694,510	7,405,586
Line of credit fee	111,569	73,674
Interest fees	2,699,729	2,555,568
Offering costs	—	52,107
Other	163,684	217,426

Total expenses	45,209,357	91,923,293

Expenses recouped (reimbursed) by Investment Adviser	548,252	1,245,166

Net expenses	45,757,609	93,168,459

Net investment income (loss)	(6,909,568)	(12,483,973)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments in securities	(108,639,391)	(155,889,892)
Net realized gain (loss) on securities sold short	59,685,577	76,332,087
Net realized gain (loss) on forward foreign currency exchange contracts	(405,288)	(10,880,138)
Net realized gain (loss) on foreign currency transactions	(1,083,308)	(2,200,019)
Net realized gain (loss) on futures contracts	21,180,192	38,038,271
Net realized gain (loss) on options written	6,711,186	10,787,442
Net realized gain (loss) on swap contracts	590,585	(22,671,202)
Net change in unrealized appreciation (depreciation) on investments in securities	(25,421,276)	(51,253,700)
Net change in unrealized appreciation (depreciation) on securities sold short	2,773,380	13,102,770
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(1,508,659)	(8,699,686)
Net change in unrealized appreciation (depreciation) on foreign currency translations	118,804	1,408,668
Net change in unrealized appreciation (depreciation) on futures contracts	(1,733,665)	(9,970,671)
Net change in unrealized appreciation (depreciation) on options written	19,197	518,736
Net change in unrealized appreciation (depreciation) on swap contracts	(645,330)	3,909,519

Net realized and unrealized gain (loss)	(48,357,996)	(117,467,815)

Net decrease in net assets resulting from operations	$(55,267,564)	$(129,951,788)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Investment Funds and Subsidiaries

Consolidated Statement of Changes in Net Assets

	Multi-Manager Fund
	Year Ended 3/31/2016	Year Ended 3/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$(6,909,568)	$(6,748,871)
Net realized gain (loss)	(21,960,447)	71,174,284
Net unrealized appreciation (depreciation)	(26,397,549)	1,137,196

Net increase (decrease) in net assets resulting from operations	(55,267,564)	65,562,609

Distributions:
Distributions from net investment income	(3,476,913)	(9,088,938)
Distributions from net realized capital gains	(49,254,177)	(93,347,991)

Total distributions to shareholders	(52,731,090)	(102,436,929)

Capital Transactions:
Proceeds from sale of Class I Shares	177,595,213	253,883,210
Net asset value of Class I Shares issued to shareholders in payment of distributions declared	52,731,090	102,434,576
Cost of Class I Shares redeemed	(821,055,681)	(172,989,869)

Net increase (decrease) in net assets resulting from capital transactions	(590,729,378)	183,327,917

Net increase (decrease) in net assets	(698,728,032)	146,453,597

Net Assets:
Beginning of period	1,329,358,896	1,182,905,299

End of period	$630,630,864	$1,329,358,896

Accumulated undistributed net investment loss	$(14,546,062)	$(14,761,581)

Share Transactions:
Beginning of period	128,717,599	110,951,809
Class I Shares sold	17,293,030	23,965,692
Class I Shares reinvested	5,353,410	10,301,507
Class I Shares redeemed	(85,234,266)	(16,501,409)

Net change in shares resulting from share transactions	(62,587,826)	17,765,790

End of period	66,129,773	128,717,599

See Notes to Consolidated Financial Statements.

Blackstone Alternative Investment Funds and Subsidiaries

Consolidated Statement of Changes in Net Assets (Continued)

	Multi-Strategy Fund
	Year Ended 3/31/2016	Period Ended 3/31/2015[1]
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$(12,483,973)	$(5,395,359)
Net realized gain (loss)	(66,483,451)	20,941,539
Net unrealized appreciation (depreciation)	(50,984,364)	22,588,358

Net increase (decrease) in net assets resulting from operations	(129,951,788)	38,134,538

Distributions:
Distributions from net investment income:
Class I Shares	(3,702,838)	(1,545,443)
Class D Shares	—	(2,255)
Class Y Shares	(488,507)	—
Distributions from net realized capital gains:
Class I Shares	(73,631,835)	(2,768,920)
Class D Shares	(441,956)	(7,654)
Class Y Shares	(7,796,834)	—

Total distributions to shareholders	(86,061,970)	(4,324,272)

Capital Transactions:
Shareholder subscriptions:
Proceeds from sale of Class I Shares	3,910,819,502	1,227,560,311
Proceeds from sale of Class D Shares	22,137,119	5,979,685
Proceeds from sale of Class Y Shares	526,320,778	103,401,481
Shareholder reinvestments:
Net asset value of Class I Shares issued to shareholders in payment of distributions declared	51,201,807	3,060,022
Net asset value of Class D Shares issued to shareholders in payment of distributions declared	433,787	9,908
Net asset value of Class Y Shares issued to shareholders in payment of distributions declared	8,117,600	—
Shareholder redemptions:
Cost of Class I Shares redeemed	(947,827,550)	(164,142,829)
Cost of Class D Shares redeemed	(4,664,169)	(126,526)
Cost of Class Y Shares redeemed	(276,627,275)	—

Net increase in net assets resulting from capital transactions	3,289,911,599	1,175,742,052

Net increase in net assets	3,073,897,841	1,209,552,318

Net Assets:
Beginning of period	1,209,552,318	—

End of period	$4,283,450,159	$1,209,552,318

Accumulated undistributed net investment loss	$(19,592,526)	$(4,814,384)

See Notes to Consolidated Financial Statements.

Blackstone Alternative Investment Funds and Subsidiaries

Consolidated Statement of Changes in Net Assets (Continued)

	Multi-Strategy Fund
	Year Ended 3/31/2016	Period Ended 3/31/2015[1]
Share Transactions:
Class I Shares
Beginning of period	105,770,058	—
Shares issued	382,065,472	121,648,983
Reinvestment in Shares	5,074,510	306,002
Shares redeemed	(93,724,865)	(16,184,927)

Net change in shares resulting from share transactions	293,415,117	105,770,058

End of period	399,185,175	105,770,058

Class D Shares
Beginning of period	579,311	—
Shares issued	2,170,565	590,597
Reinvestment in Shares	43,034	990
Shares redeemed	(467,783)	(12,276)

Net change in shares resulting from share transactions	1,745,816	579,311

End of period	2,325,127	579,311

Class Y Shares
Beginning of period	10,263,435	—
Shares issued	50,691,043	10,263,435
Reinvestment in Shares	810,949	—
Shares redeemed	(26,935,916)	—

Net change in shares resulting from share transactions	24,566,076	10,263,435

End of period	34,829,511	10,263,435

[1]	For the period June 16, 2014 (commencement of operations) to March 31, 2015.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Investment Funds and Subsidiaries

Consolidated Statement of Cash Flows

Multi-Manager Fund
Year Ended 3/31/2016
Cash Flows from Operating Activities:
Net decrease in net assets resulting from operations	$(55,267,564)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash used for operating activities:
Purchases of investments in securities	(3,456,050,347)
Proceeds from disposition of investments in securities	4,217,186,196
Proceeds from securities sold short	1,311,559,427
Payments to cover securities sold short	(1,390,010,140)
Premiums paid on closing options written	(5,816,759)
Proceeds from premiums received from options written	10,592,436
Net realized loss on investments in securities	108,639,391
Net realized gain on securities sold short	(59,685,577)
Net realized gain on options written	(6,711,186)
Net change in accretion of bond discount and amortization of bond and swap premium	(2,562,558)
Net change in unrealized depreciation on investments in securities	25,421,276
Net change in unrealized appreciation on securities sold short	(2,773,380)
Net change in unrealized appreciation on options written	(19,197)
Changes in assets and liabilities:
(Increase) decrease in assets:
Segregated cash balance with broker for securities sold short	126,144,386
Segregated cash balance with custodian for derivative financial instruments	7,150,013
Segregated cash balance with broker for futures contracts	17,544,877
Segregated cash balance with counterparties for swaps, other derivative financial instruments and reverse repurchase agreements	2,935,653
Unrealized appreciation on forward foreign currency exchange contracts	1,311,262
Income receivable	4,035,941
Receivable for periodic payments from swap contracts	(1,689,531)
Variation margin receivable	304,294
Swap contracts, premium paid	160,433
Unrealized appreciation on swap contracts	3,583,363
Receivable from Investment Adviser	382,046
Prepaid expenses and other assets	(28,300)
Increase (decrease) in liabilities:
Securities lending collateral payable	(51,051,136)
Cash received as collateral with broker for swaps and reverse repurchase agreements	(455,149)
Unrealized depreciation on forward foreign currency exchange contracts	197,397
Swap contracts, premium received	(103,385)
Unrealized depreciation on swap contracts	(2,726,214)
Variation margin payable	167,427
Payable for periodic payments from swap contracts	482,328
Dividend and interest income payable on securities sold short	460,893
Interest payable on reverse repurchase agreements	(123,053)
Management fee payable	(1,050,301)
Accrued expenses and other liabilities	(516,873)

Net cash from in operating activities	801,618,389

Cash Flows from Financing Activities:
Proceeds from shares sold	178,519,671
Cost of shares repurchased	(821,337,179)
Proceeds from reverse repurchase agreements	842,254,089
Repayment of reverse repurchase agreements	(957,224,195)

Net cash provided by financing activities	(757,787,614)

Net increase (decrease) in cash and foreign currency	43,830,775
Cash and foreign currency, beginning of period	285,593,116

Cash and foreign currency, end of period	$329,423,891

Supplemental disclosure of cash flow information:
Cash paid during the period for interest	$2,238,836

Non-Cash Financing Activities:
Capital shares issued in reinvestment of distribution	$52,731,090

See Notes to Consolidated Financial Statements.

Blackstone Alternative Investment Funds and Subsidiaries

Consolidated Statement of Cash Flows (Continued)

Multi-Strategy Fund
Year Ended 3/31/2016
Cash Flows from Operating Activities:
Net decrease in net assets resulting from operations	$(129,951,788)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash used for operating activities:
Purchases of investments in securities	(10,221,295,722)
Proceeds from disposition of investments in securities	6,657,824,139
Proceeds from securities sold short	3,281,611,220
Payments to cover securities sold short	(2,318,187,810)
Premiums paid on closing options written	(12,063,631)
Proceeds from premiums received from options written	24,100,864
Net realized loss on investments in securities	155,889,892
Net realized gain on securities sold short	(76,332,087)
Net realized gain on options written	(10,787,442)
Net change in accretion of bond discount and amortization of bond and swap premium	(6,526,059)
Net change in unrealized depreciation on investments in securities	51,253,700
Net change in unrealized appreciation on securities sold short	(13,102,770)
Net change in unrealized appreciation on options written	(518,736)
Changes in assets and liabilities:
(Increase) decrease in assets:
Segregated cash balance with broker for securities sold short	(863,796,985)
Segregated cash balance with custodian for derivative financial instruments	(111,442,999)
Segregated cash balance with broker for futures contracts	(92,364,843)
Segregated cash balance with counterparties for swaps, other derivative financial instruments and reverse repurchase agreements	(52,610,968)
Unrealized appreciation on forward foreign currency exchange contracts	(7,546,059)
Income receivable	(12,976,766)
Receivable for periodic payments from swap contracts	(1,483,504)
Variation margin receivable	(7,124,779)
Swap contracts, premium paid	(10,071,440)
Unrealized appreciation on swap contracts	(19,417,124)
Receivable from Investment Adviser	356,446
Prepaid expenses and other assets	(9,495)
Increase (decrease) in liabilities:
Securities lending collateral payable	49,559,504
Cash received as collateral with broker for swaps and reverse repurchase agreements	2,290,555
Cash received as collateral with custodian for derivative financial instruments	1,162,865
Unrealized depreciation on forward foreign currency exchange contracts	16,245,745
Swap contracts, premium received	5,975,305
Unrealized depreciation on swap contracts	11,993,419
Variation margin payable	3,083,819
Payable for periodic payments from swap contracts	5,408,793
Dividend and interest income payable on securities sold short	2,865,802
Interest payable on reverse repurchase agreements	545,539
Management fee payable	14,628,871
Accrued expenses and other liabilities	970,777

Net cash used in operating activities	(3,681,843,752)

Cash Flows from Financing Activities:
Proceeds from shares sold	4,484,304,921
Cost of shares repurchased	(1,235,654,103)
Proceeds from reverse repurchase agreements	987,321,866
Repayment of reverse repurchase agreements	(815,817,576)
Distributions paid (net of reinvestment)	(26,308,776)

Net cash provided by financing activities	3,393,846,332

Net increase (decrease) in cash and foreign currency	(287,997,420)
Cash and foreign currency, beginning of period	379,333,724

Cash and foreign currency, end of period	$91,336,304

Supplemental disclosure of cash flow information:
Cash received during the period for interest	$(310,234)

Non-Cash Financing Activities:
Capital shares issued in reinvestment of distribution	$59,753,194

See Notes to Consolidated Financial Statements.

Blackstone Alternative Investment Funds and Subsidiaries

Consolidated Financial Highlights

(For a Share Outstanding Throughout the Period)

	Multi-Manager Fund—Class I
	Year Ended 3/31/2016	Year Ended 3/31/2015	Period Ended 3/31/2014[1]
Net Asset Value, Beginning of Period	$10.33	$10.66	$10.00
Income From Investment Operations:
Net investment loss[2]	(0.06)	(0.06)	(0.05)
Net realized and unrealized gain (loss)	(0.31)	0.59	0.75

Total From Investment Operations	(0.37)	0.53	0.70

Less Distributions to Shareholders:
From net investment income	(0.03)	(0.08)	(0.04)
From net realized capital gains	(0.39)	(0.78)	—

Total Distributions	(0.42)	(0.86)	(0.04)

Net Asset Value, End of Period	$9.54	$10.33	$10.66

Total Return	(3.71)%	5.24%	7.04%[3]

Ratios to Average Net Assets:[4]
Total expenses before recoupment (reimbursement) from Investment Adviser	3.56%	3.08%	3.33%[5]
Recoupment (reimbursement) from Investment Adviser	0.04%	0.04%	(0.27)%[5]

Net expenses after recoupment (reimbursement) from Investment Adviser	3.60%	3.12%	3.06%[5]
Excluded Expenses[6]	(1.20)%	(0.72)%	(0.66)%[5]

Expenses, net of impact of excluded expenses	2.40%	2.40%	2.40%[5]

Net investment loss	(0.54)%	(0.54)%	(0.69)%[5]

Supplemental Data:
Net assets, end of period (in thousands)	$630,631	$1,329,359	$1,182,905
Portfolio turnover	200%	265%	135%[3]

[1]	For the period August 6, 2013 (commencement of operations) to March 31, 2014.
[2]	Calculated using average shares outstanding during the period.
[3]	Percentage represents the results for the period and is not annualized.
[4]	The ratios do not reflect the Fund’s share of the income and expenses of the underlying Investee Fund.
[5]	Financial ratios have been annualized except for non-recurring costs.
[6]	Represents expenses excluded from reimbursement by the Investment Adviser, as defined in the Expense Limitation and Reimbursement Agreement, except for Management Fees. See Note 7.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Investment Funds and Subsidiaries

Consolidated Financial Highlights (Continued)

(For a Share Outstanding Throughout the Period)

	Multi-Strategy Fund—Class I
	Year Ended 3/31/2016	Period Ended 3/31/2015[1]
Net Asset Value, Beginning of Period	$10.38	$10.00
Income From Investment Operations:
Net investment loss[2]	(0.05)	(0.09)
Net realized and unrealized gain (loss)	(0.26)	0.53

Total From Investment Operations	(0.31)	0.44

Less Distributions to Shareholders:
From net investment income	(0.01)	(0.02)
From net realized capital gains	(0.24)	(0.04)

Total Distributions	(0.25)	(0.06)

Net Asset Value, End of Period	$9.82	$10.38

Total Return	(3.01)%	4.43%[3]

Ratios to Average Net Assets:[4]
Total expenses before recoupment (reimbursement) from Investment Adviser	3.22%	3.41%[5]
Recoupment (reimbursement) from Investment Adviser	0.05%	(0.24)%[5]

Net expenses after recoupment (reimbursement) from Investment Adviser	3.27%	3.17%[5]
Excluded expenses[6]	(0.93)%	(0.77)%[5]

Expenses, net of impact of excluded expenses	2.34%	2.40%[5]

Net investment loss	(0.45)%	(1.11)%[5]

Supplemental Data:
Net assets, end of period (in thousands)	$3,921,027	$1,097,917
Portfolio turnover	172%	194%[3]

[1]	For the period June 16, 2014 (commencement of operations) to March 31, 2015.
[2]	Calculated using average shares outstanding during the period.
[3]	Percentage represents the results for the period and is not annualized.
[4]	The ratios do not reflect the Fund’s share of the income and expenses of the underlying Investee Funds.
[5]	Financial ratios have been annualized except for non-recurring costs.
[6]	Represents expenses excluded from reimbursement by the Investment Adviser, as defined in the Expense Limitation and Reimbursement Agreement, except for Management Fees. See Note 7.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Investment Funds and Subsidiaries

Consolidated Financial Highlights (Continued)

(For a Share Outstanding Throughout the Period)

	Multi-Strategy Fund—Class D
	Year Ended 3/31/2016	Period Ended 3/31/2015[1]
Net Asset Value, Beginning of Period	$10.38	$10.00
Income From Investment Operations:
Net investment loss[2]	(0.07)	(0.05)
Net realized and unrealized gain (loss)	(0.26)	0.48

Total From Investment Operations	(0.33)	0.43

Less Distributions to Shareholders:
From net investment income	—	(0.01)
From net realized capital gains	(0.24)	(0.04)

Total Distributions	(0.24)	(0.05)

Net Asset Value, End of Period	$9.81	$10.38

Total Return	(3.22)%	4.32%[3]

Ratios to Average Net Assets:[4]
Total expenses before recoupment (reimbursement) from Investment Adviser	3.47%	3.54%[5]
Recoupment (reimbursement) from Investment Adviser	0.02%	(0.14)%[5]

Net expenses after recoupment (reimbursement) from Investment Adviser	3.49%	3.40%[5]
Excluded expenses[6]	(1.18)%	(1.00)%[5]

Expenses, net of impact of excluded expenses	2.31%	2.40%[5]

Net investment loss	(0.66)%	(1.29)%[5]

Supplemental Data:
Net assets, end of period (in thousands)	$22,811	$6,012
Portfolio turnover	172%	194%[3]

[1]	For the period November 17, 2014 (commencement of operations) to March 31, 2015.
[2]	Calculated using average shares outstanding during the period.
[3]	Percentage represents the results for the period and is not annualized.
[4]	The ratios do not reflect the Fund’s share of the income and expenses of the underlying Investee Funds.
[5]	Financial ratios have been annualized except for non-recurring costs.
[6]	Represents expenses excluded from reimbursement by the Investment Adviser, as defined in the Expense Limitation and Reimbursement Agreement, except for Management Fees. See Note 7.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Investment Funds and Subsidiaries

Consolidated Financial Highlights (Continued)

(For a Share Outstanding Throughout the Period)

	Multi-Strategy Fund—Class Y
	Year Ended 3/31/2016	Period Ended 3/31/2015[1]
Net Asset Value, Beginning of Period	$10.29	$10.00
Income From Investment Operations:
Net investment loss[2]	(0.03)	(0.02)
Net realized and unrealized gain (loss)	(0.25)	0.31

Total From Investment Operations	(0.28)	0.29

Less Distributions to Shareholders:
From net investment income	(0.02)	—
From net realized capital gains	(0.24)	—

Total Distributions	(0.26)	—

Net Asset Value, End of Period	$9.75	$10.29

Total Return	(2.90)%	2.90%[3]

Ratios to Average Net Assets:[4]
Total expenses before recoupment (reimbursement) from Investment Adviser	3.12%	3.26%[5]
Recoupment (reimbursement) from Investment Adviser	0.00%[6]	(0.07)%[5]

Net expenses after recoupment (reimbursement) from Investment Adviser	3.12%	3.19%[5]
Excluded expenses[7]	(0.92)%	(0.79)%[5]

Expenses, net of impact of excluded expenses	2.20%	2.40%[5]

Net investment loss	(0.34)%	(1.03)%[5]

Supplemental Data:
Net assets, end of period (in thousands)	$339,613	$105,624
Portfolio turnover	172%	194%[3]

[1]	For the period January 28, 2015 (commencement of operations) to March 31, 2015.
[2]	Calculated using average shares outstanding during the period.
[3]	Percentage represents the results for the period and is not annualized.
[4]	The ratios do not reflect the Fund’s share of the income and expenses of the underlying Investee Funds.
[5]	Financial ratios have been annualized except for non-recurring costs.
[6]	Represents less than 0.01%.
[7]	Represents expenses excluded from reimbursement by the Investment Adviser, as defined in the Expense Limitation and Reimbursement Agreement, except for Management Fees. See Note 7.

See Notes to Consolidated Financial Statements.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements

For the Year Ended March 31, 2016

1. Organization

Blackstone Alternative Investment Funds (the “Trust”) is a Massachusetts business trust authorized to issue an unlimited number of shares of beneficial interest, which may be divided into different series and classes. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of two series, Blackstone Alternative Multi-Manager Fund (“Multi-Manager Fund”) and Blackstone Alternative Multi-Strategy Fund (“Multi-Strategy Fund”) (each individually referred to as a “Fund”, and collectively, the “Funds”). The Multi-Manager Fund and the Multi-Strategy Fund are non-diversified funds that commenced operations offering Class I Shares on August 6, 2013 and June 16, 2014, respectively. The Multi-Strategy Fund also offers Class D Shares, Class Y Shares and Class R Shares, of which, Class D Shares and Class Y Shares commenced operations on November 17, 2014 and January 28, 2015, respectively.

The investment adviser of the Funds is Blackstone Alternative Investment Advisors LLC (“BAIA” or the “Investment Adviser”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member a “Trustee”) of the Trust supervises the conduct of each Fund’s affairs and, pursuant to an investment management agreement, has engaged BAIA to manage each Fund’s day-to-day investment activities. Each Fund’s investment objective is to seek capital appreciation. The Investment Adviser seeks to achieve the Funds’ objectives by allocating the Funds’ assets among a variety of non-traditional, or “alternative,” investment strategies. The Investment Adviser determines the allocations of the Funds’ assets and allocates a majority of the Funds’ assets among the sub-advisers (the “Sub-Advisers”) with experience managing alternative investment strategies and among investment funds, and may also manage a portion of the Funds’ assets directly. Each Sub-Adviser is responsible for the day-to-day management of the Funds’ assets that the Investment Adviser allocates to it. The Investment Adviser has the responsibility to oversee each Sub-Adviser (subject to the oversight of the Board).

Each Fund’s assets may be invested in three wholly-owned and controlled subsidiaries of the Fund (collectively, the “Subsidiaries”), each of which has the same investment objective as the Funds. One of each Fund’s Subsidiaries, Blackstone Alternative Multi-Manager Sub Fund II Ltd. and Blackstone Alternative Multi-Strategy Sub Fund II Ltd. (the “Cayman Subsidiaries”), is a Cayman Islands exempted company. Each of the other Subsidiaries, Blackstone Alternative Multi-Manager Sub Fund III L.L.C. and Blackstone Alternative Multi-Strategy Sub Fund III L.L.C., (the “Domestic Subsidiaries III”), and Blackstone Alternative Multi-Manager Sub Fund IV L.L.C. and Blackstone Alternative Multi-Strategy Sub Fund IV L.L.C. (the “Domestic Subsidiaries IV”), are Delaware limited liability companies. The Cayman Subsidiaries invest, directly or indirectly through the use of derivatives, in securities and commodity interests. The Domestic Subsidiaries III and the Domestic Subsidiaries IV invest, directly or indirectly through the use of derivatives, almost entirely in securities (with only de minimis exposure to commodity interests). The consolidated financial statements include the financial statements of the Multi-Manager Fund and its applicable Subsidiaries and the Multi-Strategy Fund and its applicable Subsidiaries. Except where context otherwise requires, the term “Fund” refers to the Fund together with the applicable Subsidiaries.

The Funds and the Cayman Subsidiaries are each a commodity pool subject to regulation by the Commodity Futures Trading Commission (“CFTC”). BAIA, the commodity pool operator of the Funds and the Cayman Subsidiaries, is registered as such with the CFTC, but has claimed relief under Rules 4.12(c)(3) and 4.7 of the Commodity Exchange Act (“CEA”), respectively, from certain disclosure, reporting, and recordkeeping requirements otherwise applicable to commodity pools. None of the Domestic Subsidiaries III and Domestic Subsidiaries IV intend to invest more than a de minimis level of its net assets in “commodity interests” (as defined under the CEA). Accordingly, BAIA has claimed an exemption under Rule 4.13(a)(3) from registration as a commodity pool operator with respect to the Domestic Subsidiaries III and the Domestic Subsidiaries IV, and such pools are not subject to regulation by the CFTC.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2016

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the respective Prospectus of each of the Funds.

2. Basis of Presentation

Each Fund’s consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars. All inter-company accounts and transactions have been eliminated in consolidation. The preparation of financial statements in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of income and expenses during the period. Actual results could differ from these estimates and these differences could be material.

The Funds are investment companies in accordance with Accounting Standards Codification 946, Financial Services – Investment Companies (“ASC 946”), which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies.

3. Significant Accounting Policies

The net asset value (“NAV”) of each Fund’s shares is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time) on each day that the NYSE is open for business (a “Business Day”).

Valuation Policy

For purposes of calculating the NAV, each Fund values its investments in securities, securities sold short, derivative financial instruments and other investments at fair value. U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability (i.e. the exit price) in an orderly transaction between market participants at the measurement date. The Board has established procedures for determining the fair value of securities, including securities sold short, and derivative financial instruments and other investments (together the “investments”) (the “Valuation Procedures”). The Board has delegated to the Investment Adviser day-to-day responsibility for implementing the Valuation Procedures. The Investment Adviser’s management has formed the Fair Value Committee (the “FVC”), which provides oversight of the valuation and pricing function of each Fund for all investments. Pursuant to the Valuation Procedures, if market quotations are not readily available (or are otherwise not reliable for a particular investment), the fair value will be determined, in good faith by the FVC, and such determinations shall be reported to the Board. Due to the inherent uncertainty, estimates of fair value may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker-dealer quotations), including where events occur after the close of the relevant market, but prior to the close of the NYSE, that materially affect the values of a Fund’s investments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the FVC and the Investment Adviser the responsibility for monitoring significant events that may materially affect the values of each Fund’s investments and for determining whether the value of the applicable investments should be re-evaluated in light of such significant events. There were no instances of such determination made as of March 31, 2016.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2016

Fair Value Measurements

Fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The hierarchy established under the fair value guidance gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in Level 3. The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

Level 1 – quoted prices are available in active markets for identical investments as of the measurement date. The Funds do not adjust the quoted price for these investments.

The types of investments categorized within Level 1 generally include actively traded domestic and certain foreign equity securities, and derivative financial instruments actively traded on recognized exchanges.

Level 2 – quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

The types of investments categorized within Level 2 generally include certain foreign equities; fixed income securities including corporate and convertible bonds, loans, trade claims, sovereign debt obligations, U.S. Treasury obligations, and asset-backed and mortgage-backed securities; over-the-counter (“OTC”) derivative financial instruments such as total return swaps, interest rate swaps, credit default swaps, OTC options; and forward foreign currency exchange contracts.

Level 3 – pricing inputs are unobservable and include instances where there is little, if any, market activity for the investment. Inputs reflect the best estimate of what market participants would use in determining fair value of investments as of the measurement date.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause an investment to be reclassified between Level 1, Level 2, or Level 3.

A description of the valuation techniques applied to each Fund’s major categories of investments measured at fair value on a recurring basis are as follows:

Exchange-Traded Securities

Equity securities, including common stock, listed preferred stock, exchange-traded funds, and derivative financial instruments, such as futures contracts and option contracts, that are traded on a recognized securities exchange or on the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sales price

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2016

(or the official closing price of certain foreign exchanges) or the NASDAQ official closing price, as applicable. For securities traded on more than one exchange, the last reported sales price on the exchange where the security is primarily traded is used. To the extent these securities and derivative financial instruments are actively traded and adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy.

The Funds may use a third-party fair valuation service provider to value foreign equity securities that are primarily traded outside of North and South America. The third-party fair valuation service provider calculates a factor (“Fair Value Factor”) that is applied to adjust the last price of each such security in the event that there is movement in excess of a specified trigger (“Fair Value Trigger”) as measured by the movement between the prior close and the current close of the U.S. market. Foreign equities for which the last price has been adjusted by such factor will generally be categorized as Level 2 within the fair value hierarchy. As of March 31, 2016, certain foreign equity securities were classified in Level 2 as a Fair Value Factor was applied to the prices of these securities.

Short-Term Investments

Short-term investments, such as money market funds, are valued at NAV. These securities are categorized as Level 1 within the fair value hierarchy.

OTC Derivative Financial Instruments

Derivative financial instruments, such as forward foreign currency exchange contracts, OTC options contracts, or swap agreements, derive their value from underlying referenced instruments or obligations, indices, reference rates, and other inputs or a combination thereof. These contracts are normally valued by pricing service providers or based on broker dealer quotations. Depending on the nature of the instruments and the terms of the transaction, the value of derivative financial instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Derivative financial instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

Fixed Income Securities

Fixed income securities, including corporate and convertible bonds, U.S. Treasury obligations, foreign debt obligations, bank loans, and trade claims, are normally valued by pricing service providers on the basis of last available bid price. In determining the value of a particular investment, pricing service providers may use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models to determine the reported price. The pricing service providers’ internal models use observable inputs such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2016

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Level 3 securities are valued by broker quotes or pricing services that may employ valuation techniques with unobservable inputs. At March 31, 2016, the values of these Level 3 securities for Multi-Manager Fund and Multi-Strategy Fund were $326,210 and $460,576, respectively. The appropriateness of fair values for these securities are monitored on an ongoing basis which may include results of backtesting, results of pricing due diligence, unchanged price review, use of specialists, and consideration of macro security specific events.

Investment in Investee Fund

The fair value of investments in unaffiliated hedge funds, funds traded publicly on foreign exchanges, funds that are Undertakings for Collective Investment in Transferable Securities, and open-end and closed-end management investment companies in which the Funds may invest (collectively, the “Investee Funds”) is generally determined using the reported net asset value per share of the Investee Fund, or its equivalent, as a practical expedient for fair value, unless the investment in Investee Fund is traded on a recognized securities exchange and a quoted price is available as of the measurement date. If there is no quoted price available, the Funds may, as a practical expedient, estimate the fair value of an Investee Fund based on the reported net asset value per share or its equivalent if the reported net asset value per share or its equivalent of the Investee Fund is calculated in a manner consistent with the measurement principles applied to investment companies, in accordance with ASC 946.

Securities and Other Investments

Bank Loans

The Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. Each Fund invests in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Funds may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third-party and the Fund typically will have a contractual relationship only with the third-party loan investor, not with the borrower. As a result, the Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, the Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third-party. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2016

Mortgage-Related and Other Asset-Backed Securities

The Funds may invest in mortgage-related securities (residential and commercial) and other ABS. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMO”), commercial mortgage-backed securities (“CMBS”), residential mortgage-backed securities (“RMBS”), collateralized debt obligations (“CDO”) and other securities that directly or indirectly represent a participation, or are secured by and payable from mortgage loans on real property. Mortgage related and other ABS represent interests in pools of mortgages, loans or other assets. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including loans made by savings and loans institutions, mortgage bankers, commercial banks and others. These securities typically provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. Although ABS and CMBS generally experience less prepayment risk than RMBS, each of RMBS, CMBS and ABS, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Funds’ investments in ABS are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgage or assets, particularly during periods of economic downturn. The timely payment of principal and interest of certain mortgage-related securities is guaranteed by the full faith and credit of the U.S. Government.

Mortgage-backed securities may be either pass-through securities or CMO. Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMO are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after floating-rate tranches are paid (an “inverse floater”). These securities may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If a Fund invests in

CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by the Investment Adviser, it is possible that the Fund could lose all or substantially all of its investment.

Securities Sold Short

The Funds may sell securities short (a “Short Sale”). A Short Sale is a transaction whereby a Fund sells securities it does not own in anticipation of a decline in the market price of those securities, whereby a Fund’s broker will execute a borrow transaction to deliver the securities resulting from the Fund’s Short Sale. The Funds are obligated to repurchase the securities at the market price at the time of replacement. The Fund’s obligations to replace the securities in connection with a Short Sale are secured by collateral.

Upon entering into a Short Sale, the Funds establish a liability which is recorded as securities sold short in the Consolidated Statement of Assets and Liabilities to represent securities due under the Short Sale agreement. The Funds are liable to pay any dividends declared and/or interest income earned during the period the Short Sale is open. These dividends and interest are recorded as dividend and interest expense on

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2016

securities sold short in the Consolidated Statement of Operations. Unrealized appreciation or depreciation for the difference between the proceeds received and the fair value of the open Short Sale position is recorded as net unrealized appreciation or depreciation from investments on securities sold short in the Consolidated Statement of Operations. A realized gain or loss is recognized when the short position is closed as a net realized gain or loss from investments on securities sold short in the Consolidated Statement of Operations.

Investment Transactions and Related Investment Income

Investment transactions are recorded as of the trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premiums and accretion of discounts on non-defaulted fixed income securities, is recorded on an accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable.

Cash

At March 31, 2016, the Multi-Manager Fund and the Multi-Strategy Fund had $329,423,891 and $69,940,159, respectively, in domestic cash and $0 and $21,396,145, respectively, in foreign cash held at a major U.S. bank.

Foreign Currency

The functional currency of each Fund is the U.S. dollar. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing prices of such currencies on each Business Day. Purchases and sales of investments and income and expenses are translated on the respective dates of such transactions or when accrued. The Funds do not isolate the portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the fair value of the investments. Such gains and losses are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies and currency gains and losses realized between trade and settlement dates on investment transactions. Net unrealized appreciation and deprecation of assets and liabilities, other than investments, attributable to foreign currency fluctuations are recorded as net unrealized appreciation or depreciation on foreign currency translations in the Consolidated Statement of Operations.

Contingencies

Under the Trust’s Declaration of Trust, each of the Funds’ officers and Trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds may enter into contracts that contain a variety of representations and indemnifications. The Funds expect the risk of loss pursuant to these indemnifications to be remote.

Income Taxes

The Funds’ policy is to comply with the provisions of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute all of its investment company taxable income and net long-term capital gains to its shareholders. Therefore, no federal income tax provision is expected to be required. The Funds plan to file U.S. federal and various state and local tax returns.

For the open tax years and all major jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the consolidated financial statements.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2016

Organization Costs

Organizational expenses associated with the establishment of the Funds were expensed by the Funds as incurred and reimbursed by the Investment Adviser in accordance with the terms of the Expense Limitation and Reimbursement Agreement (see Note 7).

Offering Costs

Offering costs are amortized over 12 months on a straight-line basis beginning on the date of commencement of operations.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of net realized capital gains of the Funds, if any, are generally declared and paid in December, however, the Funds may make additional distributions at other times. Dividends and capital gain distributions paid by the Funds will be reinvested in additional Shares (see Note 6) of the Funds or, if elected by the Shareholder, paid in cash.

Segregation and Collateralization

In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) and its staff require that a Fund either delivers collateral or segregates assets in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, swaps and options written), or transactions considered to reflect borrowings (e.g., reverse repurchase agreements), the Fund will, consistent with SEC rules and/or certain interpretive guidance issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, a Fund engaging in such transactions may have requirements to deliver/deposit securities to/with an exchange or broker-dealer as collateral for certain investments to the extent consistent with the 1940 Act and interpretive positions of the SEC and its staff. The Funds may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) implemented between each Fund and each of its respective counterparties. An ISDA Master Agreement may contain certain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Certain ISDA Master Agreements, or similar agreements, may allow the Funds to offset certain derivative financial instruments’ with collateral. At March 31, 2016, the Funds used the gross method of presentation in their consolidated financial statements and did not elect to offset amounts eligible for offset under enforceable master netting arrangements or similar agreements. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $250,000. Collateral pledged by the Funds is segregated by the Funds’ custodian and identified as such in each Fund’s portfolio. Collateral can be in the form of cash or securities as agreed to by the Funds and the applicable counterparty. Typically, the Funds and counterparties are not permitted to sell, repledge or use the collateral they receive unless explicitly permitted by each respective governing agreement.

The Funds manage counterparty risk by entering into agreements only with counterparties that are believed to have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The agreements entered into by the Funds may contain credit risk related contingent features that may be triggered in certain circumstances to protect either party from a deterioration in creditworthiness of the other. Such circumstances may include a decrease in credit rating or, in the case of a Fund, a decrease in net asset value. If triggered, the Fund or counterparty may be entitled to additional cash margin and/or to

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2016

terminate the contract. See Note 9 for a further discussion of the risks of a Fund, including Credit and Counterparty Risk.

Reverse Repurchase Agreements

The Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date, under the terms of a Master Repurchase Agreement (“MRA”). The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties is reflected as a liability. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceed the Fund’s liability under the reverse repurchase agreement. Securities subject to repurchase under reverse repurchase agreements, if any, are designated as such in the Consolidated Schedule of Investments. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value. As of March 31, 2016, the face values of open reverse repurchase agreements for Multi-Manager Fund and Multi-Strategy Fund were $4,630,000 and $206,793,000, respectively. The weighted average daily balances of reverse repurchase agreements outstanding during the year ended March 31, 2016 for Multi-Manager Fund and Multi-Strategy Fund were approximately $128,422,032 and $155,231,786, respectively, at a weighted average weekly interest rate of 1.89% and 1.97%, respectively.

An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty. The following tables present the reverse repurchase agreements, which are subject to enforceable MRAs, as well as the collateral delivered related to those reverse repurchase agreements by class of collateral and summarized by the remaining contractual maturity of the transactions.

Multi-Manager Fund

Counterparty	Reverse Repurchase Agreements	Fair Value of Non-Cash Collateral(1)	Cash Collateral Pledged(1)	Net Amount
Credit Suisse Securities (USA) LLC	$(4,497,142)	$4,497,142	$—	$—
JPMorgan Chase Bank, N.A.	(155,392)	155,392	—	—

Total	$(4,652,534)	$4,652,534	$—	$—

(1)	Additional required collateral pledged is not shown for financial reporting purposes. The total fair value of non-cash and cash collateral pledged at March 31, 2016 was $6,041,388 and $1,055,296, respectively.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2016

Remaining Contractual Maturity of the Agreements As of March 31, 2016
Overnight and Continuous		<30 days	Between 30 & 90 days	>90 days	Total
Reverse Repurchase Agreements
Mortgage-Backed Securities	$—	$3,816,628	$144,062	$—	$3,960,690
Cash	—	691,844	—	—	691,844

Total	$—	$4,508,472	$144,062	$—	$4,652,534

Gross amount of recognized liabilities for reverse repurchase agreements					$4,652,534

Multi-Strategy Fund

Counterparty	Reverse Repurchase Agreements	Fair Value of Non-Cash Collateral(1)	Cash Collateral Pledged(1)	Net Amount
BNP Paribas Securities Corp.	$(8,936,199)	$8,936,199	$—	$—
Credit Suisse Securities (USA) LLC	(53,008,125)	53,008,125	—	—
JPMorgan Chase Bank, N.A.	(23,078,954)	23,078,954	—	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	(74,184,099)	74,184,099	—	—
Royal Bank of Canada	(45,752,036)	45,752,036	—	—
Wells Fargo Securities LLC	(2,421,894)	2,421,894	—	—

Total	$(207,381,307)	$207,381,307	$—	$—

(1)	Additional required collateral pledged is not shown for financial reporting purposes. The total fair value of non-cash and cash collateral pledged at March 31, 2016 was $284,447,501 and $6,960,834, respectively.

Remaining Contractual Maturity of the Agreements As of March 31, 2016
Overnight and Continuous		<30 days	Between 30 & 90 days	>90 days	Total
Reverse Repurchase Agreements
Mortgage-Backed Securities	$—	$124,706,696	$42,401,993	$11,043,433	$178,152,122
Asset-Backed Securities	—	—	24,275,494	—	24,275,494
Cash	—	4,953,691	—	—	4,953,691

Total	$—	$129,660,387	$66,677,487	$11,043,433	$207,381,307

Gross amount of recognized liabilities for reverse repurchase agreements					$207,381,307

Securities Lending

The Funds may lend securities, through their agent, to certain qualified financial institutions. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to each Fund on the next Business Day. The initial collateral received by each Fund should have a value of at least 102%

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Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2016

of the current value of loaned securities for U.S. securities and at least 105% for all other securities. The risk of borrower default will be borne by the Fund’s agent; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that each Fund continues to receive income on loaned securities while earning returns on the cash amounts which may be reinvested for the purchase of investment in securities. Income from securities lending is included in investment income on the Consolidated Statement of Operations. As of March 31, 2016, the market value of securities loaned for Multi-Manager Fund and Multi-Strategy Fund amounted to $23,296,179 and $116,876,693, respectively, and each Fund had received cash collateral of $23,898,259 and $120,918,878, respectively. The market value of securities on loan are classified as common stock, corporate and convertible bonds and notes in each Fund’s Consolidated Schedule of Investments and as a component of investments in securities, at value in the Consolidated Statement of Assets and Liabilities. In addition, the value of the related collateral is shown separately as securities lending collateral payable in the Consolidated Statement of Assets and Liabilities. All of the security lending agreements are continuous.

The securities lending agreement entered into by each Fund provides the right, in the event of default, for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. Under the agreement, the Funds can reinvest cash collateral.

The following tables present the securities lending agreements by borrower/counterparty, which are subject to offset under the securities lending agreement, as well as the collateral delivered related to those securities lending agreements by class of collateral and summarized by the remaining contractual maturity of the transactions.

Multi-Manager Fund

Borrower/Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount(2)
BNP Paribas Prime Brokerage, Inc.	$171,226	$(171,226)	$—
Citigroup Global Markets, Inc.	1,786,475	(1,786,475)	—
Credit Suisse Securities (USA) LLC	775,852	(775,852)	—
Deutsche Bank Securities, Inc.	4,105,655	(4,105,655)	—
Goldman Sachs & Co.	1,558,294	(1,558,294)	—
Janney Montgomery Scott LLC	526,538	(526,538)	—
Jefferies LLC	10,808	(10,808)	—
JP Morgan Clearing Corp.	1,309,726	(1,309,726)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	971,880	(971,880)	—
Mitsubishi UFJ Securities (USA) Inc.	12,276	(12,276)	—
Pershing LLC	349,860	(349,860)	—
RBC Capital Markets, LLC	358,810	(358,810)	—
State Street Bank and Trust Company	10,350,359	(10,350,359)	—
Timber Hill LLC	662,870	(662,870)	—
UBS Securities LLC	118,801	(118,801)	—
Wedbush Securities, Inc.	226,749	(226,749)	—

Total	$23,296,179	$(23,296,179)	$—

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2016

	Remaining Contractual Maturity of the Agreements As of March 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Agreements
Common Stock	$(23,223,609)	$—	$—	$—	$(23,223,609)
Exchange-Traded Funds	(72,570)	—	—	—	(72,570)

Total	$(23,296,179)	$—	$—	$—	$(23,296,179)

Gross amount of recognized liabilities for securities lending agreements					$(23,296,179)

Multi-Strategy Fund

Borrower/Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount(2)
BNP Paribas Prime Brokerage, Inc.	$111,650	$(111,650)	$—
BNP Paribas Securities Corp.	16,646,704	(16,646,704)	—
Citadel Clearing LLC	2,142,608	(2,142,608)	—
Citigroup Global Markets, Inc.	14,230,309	(14,230,309)	—
Deutsche Bank Securities, Inc.	14,684,296	(14,684,296)	—
Goldman Sachs & Co.	12,026,453	(12,026,453)	—
Janney Montgomery Scott LLC	1,405,451	(1,405,451)	—
JP Morgan Clearing Corp.	5,257,279	(5,257,279)	—
JP Morgan Securities LLC	498,438	(498,438)	—
Merrill Lynch International	2,120,813	(2,120,813)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	11,887,744	(11,887,744)	—
Morgan Stanley & Co. LLC	10,799,815	(10,799,815)	—
National Financial Services LLC	3,794,667	(3,794,667)	—
Natixis Securities Americas, LLC	49,612	(48,900)	712
Pershing LLC	377,730	(375,950)	1,780
Sanford C. Bernstein & Co. LLC	100	(100)	—
SG Americas Securities, LLC	9,997,638	(9,997,638)	—
TD Ameritrade Clearing, Inc.	107	(107)	—
Timber Hill LLC	4,451,926	(4,451,926)	—
UBS Securities LLC	1,446,912	(1,446,912)	—
Wedbush Securities, Inc.	2,553,653	(2,553,653)	—
Wells Fargo Bank National Association	406,258	(406,258)	—
Wells Fargo Securities, Inc.	1,986,530	(1,986,530)	—

Total	$116,876,693	$(116,874,201)	$2,492

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2016

	Remaining Contractual Maturity of the Agreements As of March 31, 2016
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Agreements
Common Stock	$(101,518,616)	$—	$—	$—	$(101,518,616)
Corporate Bonds & Notes	(13,611,543)	—	—	—	(13,611,543)
Exchange-Traded Funds	(1,746,534)	—	—	—	(1,746,534)

Total	$(116,876,693)	$—	$—	$—	$(116,876,693)

Gross amount of recognized liabilities for securities lending agreements					$(116,876,693)

(1)	Additional required collateral received from the individual counterparty is not shown for financial reporting purposes.
(2)	The net amount represents additional collateral to be allocated to each Fund on the next business day.

When-Issued and Delayed-Delivery Transactions

The Funds may engage in when-issued or delayed-delivery transactions. The Funds record when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Funds may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Funds agree to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Funds record TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked-to-market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Funds.

Recent Accounting Pronouncements

In January 2016, the Financial Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The adoption of ASU No. 2016-01 is not expected to have a material impact on the consolidated financial statements.

In May 2015, the FASB issued ASU No. 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). The amendment removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV as a practical expedient. The guidance is effective for fiscal years beginning after December 15, 2016 and for interim periods within those years and early adoption is permitted. The Funds have elected to early adopt and

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2016

apply this guidance as of year-end. Prior to the issuance of the amended guidance, investments that were fair valued using the NAV as a practical expedient were categorized within the fair value hierarchy based on the Funds’ ability to redeem its investment on the measurement date. As of year-end, all of the Funds’ investments in Investee Funds were valued using the practical expedient. As a result of adoption of this guidance, disclosure of investments in Investee Funds within the fair value hierarchy is excluded.

In August 2014, the FASB issued ASU No. 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. The amendment provides guidance on management’s responsibility in evaluating whether there is substantial doubt about a Fund’s ability to continue as a going concern and related footnote disclosures. For each reporting period, management is required to evaluate whether there are conditions or events, in the aggregate, that raise substantial doubt about a Fund’s ability to continue as a going concern within one year from the date the financial statements are issued or are available to be issued. This evaluation should include consideration of conditions and events that are either known or are reasonably knowable at the date the financial statements are issued or are available to be issued, as well as whether it is probable that management’s plans to address the substantial doubt will be implemented and, if so, whether it is probable that the plans will alleviate the substantial doubt. The guidance is effective for annual periods ending after December 15, 2016, and interim periods and annual periods thereafter. Early adoption is permitted. The adoption of this guidance did not have a material impact on the consolidated financial statements with the exception of additional disclosure reflected in Note 13.

In June 2014, the FASB issued ASU No. 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The guidance requires that repurchase-to-maturity transactions and repurchase agreements executed as a repurchase financing be accounted for as secured borrowings. The guidance also requires new disclosure for transactions economically similar to repurchase agreements in which the transferor retains substantially all of the exposure to the economic return on the transferred financial assets throughout the term of the transaction and expanded disclosures about the nature of collateral pledged in repurchase agreements and similar transactions accounted for as secured borrowings. The guidance is effective for interim and annual periods beginning after December 15, 2014. The adoption of this guidance did not have a material impact on the consolidated financial statements with exception of additional disclosure reflected in Note 3.

4. Derivative Financial Instruments

In the normal course of business, the Funds enter into derivative financial instrument contracts for trading and/or economic hedging purposes to increase the returns of the Funds or to protect against exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange risk or other risk (e.g. inflation risk). These contracts may be transacted on a recognized exchange or OTC. The following disclosures contain information on how the Funds use derivative financial instruments. The derivative financial instruments outstanding as of period end are disclosed in the Consolidated Schedule of Investments.

Forward Foreign Currency Exchange Contracts

The Funds may enter into forward foreign currency exchange contracts to obtain investment exposure, to seek enhanced returns or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. Forward foreign currency exchange contracts are agreements between two parties to receive or deliver a fixed quantity of foreign currency for an agreed upon price on an agreed upon future date. The market value of a forward foreign currency contract fluctuates with the changes in foreign currency exchange rates. These contracts are valued daily and the change in market value is recorded as an unrealized gain or loss on forward foreign currency exchange contracts. When a contract is

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2016

closed, each Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Funds, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. Each Fund’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened. These contracts involve market and/or credit risk in excess of the amount recognized in the Consolidated Statement of Assets and Liabilities.

Futures Contracts

The Funds may enter into futures contracts to maintain investment exposure to a target asset class or to seek enhanced returns. The Funds may be subject to fluctuations in equity prices, interest rates, commodity prices and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. A Fund must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Fund’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as segregated cash balance with broker for futures contracts on the Consolidated Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in value of futures contracts may not correspond to the change in the value of the hedge investments. In addition, losses may arise from changes in the value of the underlying instrument, if interest or exchange rates move unexpectedly or if the counterparty is unable to perform. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchanges’ clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Contracts

The Funds purchase and write call and put options. An option contract purchased by a Fund gives the Fund the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by a Fund give the holder the right to buy the underlying instrument from the Fund at a fixed exercise price; put options written by a Fund give the holder the right to sell the underlying instrument to the Fund at a fixed exercise price. The Funds may use options to hedge against changes in values of securities or currencies it owns or expects to own, to gain or to maintain exposure to interest rates, currencies or broad equity markets, to generate additional income or to enhance returns.

Options trading involve certain additional risks. Specific market movements of the option and the instruments underlying the option cannot be predicted. No assurance can be given that a liquid secondary market will exist for any particular option or at any particular time. A Fund might not be able to enter into a closing transaction for the option as a result of an illiquid market for the option. To realize any profit in the case of an option, therefore, the option holder would need to exercise the option and comply with margin requirements for the underlying instrument. A writer could not terminate the obligation until the option expired or the

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2016

writer was assigned an exercise notice. The purchaser of an option is subject to the risk of losing the entire purchase price of the option. The writer of an option is subject to the risk of loss resulting from the difference between the premium received for the option and the price of the futures contract underlying the option that the writer must purchase or deliver upon exercise of the option. The writer of a naked option may have to purchase the underlying contract in the market for substantially more than the exercise price of the option in order to satisfy his delivery obligations. This could result in a large net loss.

Equity, foreign currency or index options that may be purchased or sold by the Funds may include options not traded on a securities exchange. The risk of nonperformance by the counterparty on such option may be greater and the ability of a Fund to enter into a closing transaction with respect to such option may be less than in the case of an exchange traded option.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires without being exercised, the Fund will realize a loss equal to the premium paid. When a Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When a Fund exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When a Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid for the call option. Realized gains and losses on purchased options are included in realized gains and losses on investments.

The premium received for a written option is recorded as an asset and an equivalent liability. The liability is marked-to-market daily in accordance with the option’s valuation policy. When a written option expires without being exercised or a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received is offset against the amount paid for the purchase of the underlying instrument.

Options Written

Each Fund’s transactions in written call and put options during the year ended March 31, 2016 were as follows:

Multi-Manager Fund

	Calls			Puts
	Contracts	Notional	Premiums	Contracts	Notional	Premiums
Options Outstanding, March 31, 2015	2,634	50,315,600	$1,210,896	525,564	7,285,400	$853,569
Options written	631,173	6,674,400	4,260,456	40,980,310	—	6,331,980
Options bought back	(599,863)	(56,990,000)	(3,087,091)	(40,634,384)	(7,285,400)	(4,616,649)
Options expired	(33,758)	—	(2,358,442)	(857,381)	—	(2,465,765)

Options Outstanding, March 31, 2016	186	—	$25,819	14,109	—	$103,135

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2016

Multi-Strategy Fund

	Calls			Puts
	Contracts	Notional	Premiums	Contracts	Notional	Premiums
Options Outstanding, March 31, 2015	2,015	10,960,000	$543,384	448,893	3,170,000	$552,105
Options written	2,011,683	17,700,000	9,153,398	108,891,826	—	14,947,466
Options bought back	(1,927,249)	(28,660,000)	(5,219,602)	(1,904,255)	(3,170,000)	(8,778,324)
Options expired	(83,663)	—	(4,110,400)	(106,725,201)	—	(4,742,747)

Options Outstanding, March 31, 2016	2,786	—	$366,780	711,263	—	$1,978,500

Swap Agreements

The Funds may enter into total return, interest rate, and credit default swap agreements (“Swaps”). Swaps are bilaterally negotiated agreements between a Fund and a counterparty in which the Fund and counterparty agree to make either periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). A Fund may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash (“segregated cash” or “collateral”) may be paid or received, as applicable, by the Funds as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by a Fund as collateral for swaps are identified in the Consolidated Schedule of Investments and segregated cash, if any, is reflected on the Consolidated Statement of Assets and Liabilities.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. A Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Counterparty risk related to centrally cleared swaps is mitigated due to the protection against defaults provided by the exchange on which these contracts trade.

Interest Rate Swaps: The Funds may enter into OTC and/or centrally cleared interest rate swap contracts to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk. The Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. The Funds may hold fixed rate bonds, and the value of these bonds may decrease if interest rates rise. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. A Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contracts remaining life, to the extent that amount is positive.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2016

Interest rate swaps can be purchased or sold with an upfront premium. An upfront payment received by a Fund is recorded as a liability on the Fund’s Consolidated Statement of Assets and Liabilities and an upfront payment made by a Fund is recorded as an asset on the Consolidated Statement of Assets and Liabilities. Interest rate swaps are marked-to-market daily and any change is recorded as an unrealized gain or loss on swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin on the Fund’s Consolidated Statement of Assets and Liabilities. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract.

Total Return Swaps: The Funds may enter into total return swap agreements to obtain exposure to a security, index or market without owning such security or investing directly in that security, index or market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the underlying instrument, which may include a specified security, index, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. To the extent the total return of the instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying instrument increases and receives payment from the other party if the value of the underlying asset decreases.

Credit Default Swaps: The Funds may enter into OTC and/or centrally cleared credit default swap contracts to hedge credit risk, to hedge market risk, or to gain exposure on single-name issues and/or baskets of securities.

In a credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructurings and obligation acceleration. An upfront payment received by a Fund or made by a Fund is recorded as a liability or asset, respectively, in the Consolidated Statement of Assets and Liabilities. Periodic payments received or paid by a Fund are recorded as realized gains or losses. Credit default swap contracts are marked-to-market daily and the change is recorded as an unrealized gain or loss on swaps. Upon the occurrence of a credit event, the difference between the par value and the market value of the reference obligation, net of any proportional amount of upfront payment, is recorded as a realized gain or loss on swaps.

Interest rate swaps, total return swaps and credit default swaps outstanding at period end are listed after the Funds’ Consolidated Schedule of Investments.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2016

At March 31, 2016, the Multi-Manager Fund had the following derivative financial instruments, presented on a gross basis and categorized by risk exposure:

Multi-Manager Fund

	Asset Derivatives		Liability Derivatives
Risk Exposure	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Centrally cleared swaps, at fair value (b)	$—	Centrally cleared swaps, at fair value (b)	$—
	Unrealized appreciation on futures contracts (b)	261,409	Unrealized depreciation on futures contracts (b)	(328,485)
Equity	Swap contracts, at fair value (a)	521,341	Swap contracts, at fair value (a)	(572,989)
	Unrealized appreciation on futures contracts (b)	795,652	Unrealized depreciation on futures contracts (b)	(1,049,979)
	Purchased options, at fair value (c)	662,963	Options written, at value	(102,590)
Commodity	Unrealized appreciation on futures contracts (b)	132,584	Unrealized depreciation on futures contracts (b)	(458,610)
Credit	Swap contracts, at fair value (a)	—	Swap contracts, at fair value (a)	—
	Centrally cleared swaps, at fair value (b)	—	Centrally cleared swaps, at fair value (b)	(125,552)
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	1,673,134	Unrealized depreciation on forward foreign currency exchange contracts	(2,120,731)
	Unrealized appreciation on futures contracts (b)	143,734	Unrealized depreciation on futures contracts (b)	(230,923)

Total		$4,190,817		$(4,989,859)

Amounts not subject to MNA(1)		(1,867,813)		2,579,823

Total gross amounts subject to MNA		$2,323,004		$(2,410,036)

(1)	See below for disclosure of financial instruments assets and liabilities subject to offset enforceable master netting arrangements.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2016

The following tables present information about the amount of net realized gain (loss) and net unrealized appreciation (depreciation) on derivative financial instruments for the year ended March 31, 2016:

Consolidated Statement of Operations Location—Net Realized Gain (Loss)	Average Notional USD(1)	Commodity	Interest	Credit	Equity	Foreign Exchange	Total
Swap contracts	$521,754,402	$—	$(208,339)	$380,794	$418,130	$—	$590,585
Future contracts	968,108,417	(2,078,383)	(3,830,208)	—	25,334,344	1,754,439	21,180,192
Purchased options (c),(d)	41,840,924	—	—	—	(18,542,353)	60,974	(18,481,379)
Options Written (e)	47,900,800	—	—	—	6,595,045	116,141	6,711,186
Forward foreign currency exchange contracts	508,398,419	—	—	—	—	(405,288)	(405,288)

		$(2,078,383)	$(4,038,547)	$380,794	$13,805,166	$1,526,266	$9,595,296

(1)	Averages are generally based on monthly activity levels during the year ended March 31, 2016.

Consolidated Statement of Operations Location— Net Change in Unrealized Appreciation (Depreciation)	Commodity	Interest Rate	Credit	Equity	Foreign Exchange	Total
Swap contracts (b)	$—	$507,546	$(230,013)	$(922,863)	$—	$(645,330)
Future contracts (b)	(510,096)	(63,748)	—	(1,072,632)	(87,189)	(1,733,665)
Purchased options (c)	—	—	—	332,637	(434,321)	(101,684)
Options Written	—	—	—	(132,698)	151,895	19,197
Forward foreign currency exchange contracts	—	—	—	—	(1,508,659)	(1,508,659)

	$(510,096)	$443,798	$(230,013)	$(1,795,556)	$(1,878,274)	$(3,970,141)

At March 31, 2016, the Multi-Strategy Fund had the following derivative financial instruments, presented on a gross basis and categorized by risk exposure:

Multi-Strategy Fund

	Asset Derivatives		Liability Derivatives
Risk Exposure	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Centrally cleared swaps, at fair value (b)	$—	Centrally cleared swaps, at fair value (b)	$(3,913,106)
	Unrealized appreciation on futures contracts (b)	3,509,971	Unrealized depreciation on futures contracts (b)	(3,533,714)
Equity	Swap contracts, at fair value (a)	21,176,273	Swap contracts, at fair value (a)	(13,872,901)
	Unrealized appreciation on futures contracts (b)	10,194,630	Unrealized depreciation on futures contracts (b)	(15,355,676)
	Purchased options, at fair value (c)	11,514,405	Options written, at value	(1,635,953)

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2016

	Asset Derivatives		Liability Derivatives
Risk Exposure	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Commodity	Unrealized appreciation on futures contracts (b)	$2,411,779	Unrealized depreciation on futures contracts (b)	$(5,840,607)
Credit	Swap contracts, at fair value (a)	9,847,382	Swap contracts, at fair value (a)	(5,597,617)
	Centrally cleared swaps, at fair value (b)	5,284,932	Centrally cleared swaps, at fair value (b)	(1,012,002)
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	9,880,994	Unrealized depreciation on forward foreign currency exchange contracts	(17,863,197)
	Unrealized appreciation on futures contracts (b)	716,977	Unrealized depreciation on futures contracts (b)	(1,095,201)

Total		$74,537,343		$(69,719,974)

Amounts not subject to MNA(1)		(29,872,196)		34,232,906

Total gross amounts subject to MNA		$44,665,147		$(35,487,068)

(1)	See below for disclosure of financial instruments assets and liabilities subject to offset enforceable master netting arrangements.

The following tables present information about the amount of net realized gain (loss) and net unrealized appreciation (depreciation) on derivative financial instruments for the year ended March 31, 2016:

Consolidated Statement of Operations Location—Net Realized Gain (Loss)	Average Notional USD(1)	Commodity	Interest Rate	Credit	Equity	Foreign Exchange	Total
Swap contracts	$1,131,017,799	$—	$(1,241,143)	$2,373,921	$(23,803,980)	$—	$(22,671,202)
Future contracts	2,258,737,995	(3,350,395)	(8,032,640)	—	45,917,879	3,503,427	38,038,271
Purchased options (c),(d)	11,151,574	—	—	—	(37,919,662)	(38,245)	(37,957,907)
Options Written (e)	13,764,000	—	—	—	10,760,711	26,731	10,787,442
Forward foreign currency exchange contracts	1,113,797,292	—	—	—	—	(10,880,138)	(10,880,138)

		$(3,350,395)	$(9,273,783)	$2,373,921	$(5,045,052)	$(7,388,225)	$(22,683,534)

(1)	Averages are generally based on monthly activity levels during the year ended March 31, 2016.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2016

Consolidated Statement of Operations Location— Net Change in Unrealized Appreciation (Depreciation)	Commodity	Interest Rate	Credit	Equity	Foreign Exchange	Total
Swap contracts (b)	$—	$(3,573,489)	$217,246	$7,265,762	$—	$3,909,519
Future contracts (b)	(3,649,531)	(175,403)	—	(5,767,513)	(378,224)	(9,970,671)
Purchased options (c)	—	—	—	(1,474,074)	(28,280)	(1,502,354)
Options Written	—	—	—	578,526	(59,790)	518,736
Forward foreign currency exchange contracts	—	—	—	—	(8,699,686)	(8,699,686)

	$(3,649,531)	$(3,748,892)	$217,246	$602,701	$(9,165,980)	$(15,744,456)

(a)	Includes swap contracts premium paid/received and unrealized appreciation/depreciation on swap contracts.

(b)	Includes unrealized appreciation/depreciation of futures contracts and centrally cleared swaps as reported in the Notes to Consolidated Schedule of Investments. Only the current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

(c)	Includes options purchased that are part of investments in securities as shown in the Consolidated Statement of Assets and Liabilities and net realized gain (loss) on investments in securities and net unrealized appreciation (depreciation) on investments in securities as shown in the Consolidated Statement of Operations.

(d)	The notional of FX OTC options purchased is disclosed above. Additionally, the average number of Exchange-Traded Options and other OTC options purchased for Multi-Manager Fund and Multi-Strategy Fund were contracts of approximately 21,145,979 and 41,427,897, respectively, for the year ended March 31, 2016.

(e)	The notional of FX OTC options written is disclosed above. Additionally, the average number of Exchange-Traded Options and other OTC options written for Multi-Manager Fund and Multi-Strategy Fund were contracts of approximately 6,998,858 and 18,306,411, respectively, for the year ended March 31, 2016.

Netting Arrangements

The Funds use master netting arrangements, which allow certain derivative financial instruments and collateral with the same counterparty to be offset to minimize counterparty credit exposure.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2016

Multi-Manager Fund

The following table represents the Multi-Manager Fund’s derivative financial instrument assets and liabilities by counterparty net of amounts available for offset under an MNA and net of related collateral received/pledged by the Multi-Manager Fund as of March 31, 2016:

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amounts of Assets Presented in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Received(4)	Non-Cash Collateral	Net Amount(2)

By Counterparty(1)
Bank of America, N.A.	$2,218	$—	$—	$—	$2,218
Credit Suisse International	78,696	—	—	—	78,696
Credit Suisse Securities (Europe) Limited	47,366	(2,044)	(45,322)	—	—
Deutsche Bank AG	118,878	—	(118,878)	—	—
Morgan Stanley & Co. International plc	80,610	(11,880)	—	—	68,730

Cayman Subsidiary
State Street Bank and Trust Company	1,519,296	(1,519,296)	—	—	—

Domestic Subsidiary III
Credit Suisse Securities (Europe) Limited	404,616	(373,976)	—	—	30,640
State Street Bank and Trust Company	1,965	(1,965)	—	—	—

Domestic Subsidiary IV
Morgan Stanley Capital Services LLC	69,359	(46,424)	(14,189)	—	8,746

Total	$2,323,004	$(1,955,585)	$(178,389)	$—	$189,030

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2016

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amounts of Liabilities in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Pledged(5)	Non-Cash Collateral	Net Amount(3)

By Counterparty (1)
Credit Suisse Securities (Europe) Limited	$(2,044)	$2,044	$—	$—	$—
Morgan Stanley & Co. International plc	(11,880)	11,880	—	—	—

Cayman Subsidiary
Morgan Stanley Capital Services LLC	(150,545)	—	150,545	—	—
State Street Bank and Trust Company	(1,790,729)	1,519,296	271,433	—	—

Domestic Subsidiary III
Credit Suisse Securities (Europe) Limited	(373,976)	373,976	—	—	—
State Street Bank and Trust Company	(34,438)	1,965	—	—	(32,473)

Domestic Subsidiary IV
Morgan Stanley Capital Services LLC	(46,424)	46,424	—	—	—

Total	$(2,410,036)	$1,955,585	$421,978	$—	$(32,473)

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2016

Multi-Strategy Fund

The following table represents the Multi-Strategy Fund’s derivative financial instrument assets and liabilities by counterparty net of amounts available for offset under an MNA and net of related collateral received/pledged by the Multi-Strategy Fund as of March 31, 2016:

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amounts of Assets Presented in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Received(4)	Non-Cash Collateral	Net Amount(2)

By Counterparty (1)
Bank of America, N.A.	$38,940	$—	$—	$—	$38,940
Credit Suisse International	2,503,361	(431,587)	(1,130,000)	—	941,774
Credit Suisse Securities (Europe) Limited	4,329,900	(1,632,320)	—	—	2,697,580
Deutsche Bank AG	2,562,305	—	(2,139,673)	—	422,632
JPMorgan Chase Bank, N.A.	7,230,027	(202,292)	(1,162,865)	—	5,864,870
Morgan Stanley & Co. International plc	1,522,930	(200,162)	—	—	1,322,768
Morgan Stanley Capital Services LLC	8,693,306	(6,359,505)	—	—	2,333,801

Cayman Subsidiary
State Street Bank and Trust Company	7,676,508	(7,676,508)	—	—	—

Domestic Subsidiary III
Credit Suisse Securities (Europe) Limited	9,387,793	(8,334,139)	—	—	1,053,654
JPMorgan Chase Bank, N.A.	18,325	—	—	—	18,325
State Street Bank and Trust Company	15,272	(15,272)	—	—	—

Domestic Subsidiary IV
Morgan Stanley Capital Services LLC	686,480	(477,668)	(208,812)	—	—

Total	$44,665,147	$(25,329,453)	$(4,641,350)	$—	$14,694,344

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2016

		Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
	Gross Amounts of Liabilities in Consolidated Statement of Assets and Liabilities	Derivative Financial Instruments Available to Offset	Cash Collateral Pledged(5)	Non-Cash Collateral	Net Amount(3)

By Counterparty (1)
Credit Suisse International	$(431,587)	$431,587	$—	$—	$—
Credit Suisse Securities (Europe) Limited	(1,632,320)	1,632,320	—	—	—
JPMorgan Chase Bank, N.A.	(202,292)	202,292	—	—	—
Morgan Stanley & Co. International plc	(200,162)	200,162	—	—	—
Morgan Stanley Capital Services LLC	(6,359,505)	6,359,505	—	—	—

Cayman Subsidiary
Credit Suisse International	(2,116,228)	—	2,116,228	—	—
Morgan Stanley Capital Services LLC	(1,948,271)	—	1,948,271	—	—
State Street Bank and Trust Company	(10,615,571)	7,676,508	2,490,000	—	(449,063)

Domestic Subsidiary III
Credit Suisse International	(2,102,905)	—	2,102,905	—	—
Credit Suisse Securities (Europe) Limited	(8,334,139)	8,334,139	—	—	—
State Street Bank and Trust Company	(1,030,622)	15,272	710,000	—	(305,350)

Domestic Subsidiary IV
Morgan Stanley Capital Services LLC	(477,668)	477,668	—	—	—
State Street Bank and Trust Company	(35,798)	—	—	—	(35,798)

Total	$(35,487,068)	$25,329,453	$9,367,404	$—	$(790,211)

(1)	The Fund and each Subsidiary are subject to separate MNA’s with each individual counterparty.

(2)	Net amount represents the net amount receivable from the counterparty in the event of default.

(3)	Net amount represents the net amount payable to the individual counterparty in the event of default.

(4)	Additional required collateral received from the individual counterparty is not shown for financial reporting purposes.

(5)	Additional required collateral pledged to the individual counterparty is not shown for financial reporting purposes.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2016

5. Fair Value Measurements

The following table presents information about the classification of each Fund’s investments measured at fair value within the fair value hierarchy as of March 31, 2016.

Multi-Manager Fund

Assets:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stock	$103,827,697	$—	$—	$103,827,697
Asset-Backed Securities	—	959,440	—	959,440
Convertible Bond	—	1,328,680	—	1,328,680
Bank Loans	—	10,318,933	326,210	10,645,143
Corporate Bonds & Notes	—	2,150,965	—	2,150,965
Mortgage-Backed Securities	—	19,495,939	—	19,495,939
Exchange-Traded Funds	110,323	—	—	110,323
Rights	2,170	—	—	2,170
Purchased Options	382,561	280,402	—	662,963
Short-Term Investment – Money Market Fund	38,128,134	—	—	38,128,134
Total Investments in Securities	$142,450,885	$34,534,359	$326,210	$177,311,454
Forward Foreign Currency Exchange Contracts	—	1,673,134	—	1,673,134
Futures Contracts	1,333,379	—	—	1,333,379
OTC Total Return Swaps	—	521,341	—	521,341
Total Assets	$143,784,264	$36,728,834	$326,210	$180,839,308

Liabilities:	Level 1	Level 2	Level 3	Total
Securities Sold Short	$75,772,554	$—	$—	$75,772,554
Options Written	90,710	11,880	—	102,590
Reverse Repurchase Agreements	—	4,652,534	—	4,652,534
Securities Lending Collateral Payable	—	23,898,259	—	23,898,259
Forward Foreign Currency Exchange Contracts	—	2,120,731	—	2,120,731
Futures Contracts	2,067,997	—	—	2,067,997
Centrally Cleared Credit Default Swaps	—	125,552	—	125,552
OTC Total Return Swaps	—	572,989	—	572,989
Total Liabilities	$77,931,261	$31,381,945	$—	$109,313,206

As a result of an amendment to fair value guidance, investments that are measured at fair value using NAV as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Schedule of Investments.

During the year ended March 31, 2016, the amount of transfers from Level 2 to Level 1 was $7,992,085 and $(1,425,346) for Common Stock and Securities Sold Short, respectively, as a result of the Fair Value Trigger. As of March 31, 2016, no Fair Value Factor was applied as price movements did not meet the Fair Value Trigger. For more detail on the fair value of foreign equity securities, please refer to the discussion of fair value measurements for exchange-traded securities in Note 3.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2016

The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into Level 3 were primarily related to a decrease in observable activity and inputs and transfers out of Level 3 were primarily related to an update to the valuation methodology that is based on observable inputs.

The changes in investments measured at fair value for which the Multi-Manager Fund used Level 3 inputs to determine fair value are as follows:

Multi-Manager Fund

Assets: Investment in Securities	Bank Loans	Mortgage- Backed Securities	Total
Balance as of March 31, 2015	$—	$11,930,962	$11,930,962
Transfers In	2,063,127	—	2,063,127
Transfers Out	—	(11,930,962)	(11,930,962)
Purchases	175,282	—	175,282
Sales	(30,108)	—	(30,108)
Amortization	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)	(1,882,091)	—	(1,882,091)

Balance as of March 31, 2016	$326,210	$—	$326,210

Net change in unrealized appreciation (depreciation) related to investments still held as of March 31, 2016	$(1,882,091)	$—	$(1,882,091)

The following table summarizes the quantitative inputs and assumptions used for investments in securities classified within Level 3 of the fair value hierarchy as of March 31, 2016.

Assets	Fair Value at March 31, 2016	Valuation Technique	Unobservable Inputs	Range of inputs (Weighted Average)
Bank Loans	$326,210	Broker-dealer Quotations	Indicative Bid	N/A

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2016

Multi-Strategy Fund

Assets:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stock	$1,550,124,985	$—	$—	$1,550,124,985
Asset-Backed Securities	—	373,572,274	—	373,572,274
Convertible Bond	—	13,184,595	—	13,184,595
Bank Loans	—	2,406,580	460,576	2,867,156
Corporate Bonds & Notes	—	227,386,794	—	227,386,794
Sovereign Debt	—	201,486,315	—	201,486,315
Mortgage-Backed Securities	—	877,126,725	—	877,126,725
U.S. Government Sponsored Agency Securities	—	24,585,249	—	24,585,249
U.S. Treasury Obligations	—	73,011,501	—	73,011,501
Exchange-Traded Funds	29,768,142	—	—	29,768,142
Rights	2,887	—	—	2,887
Purchased Options	6,925,314	4,589,091	—	11,514,405
Short-Term Investment – Money Market Fund	774,303,004	—	—	774,303,004
Subtotal	$2,361,124,332	$1,797,349,124	$460,576	$4,158,934,032
Investments Valued at NAV				123,836,256
Total Investments in Securities				$4,282,770,288
Forward Foreign Currency Exchange Contracts	—	9,880,994	—	9,880,994
Futures Contracts	16,833,357	—	—	16,833,357
Centrally Cleared Credit Default Swaps	—	5,284,932	—	5,284,932
OTC Credit Default Swaps	—	9,847,382	—	9,847,382
OTC Total Return Swaps	—	21,176,273	—	21,176,273
Total Assets	$2,377,957,689	$1,843,538,705	$460,576	$4,345,793,226

Liabilities:	Level 1	Level 2	Level 3	Total
Securities Sold Short	$1,102,322,460,	$2,122,639	$—	$1,104,445,099
Options Written	1,435,791	200,162	—	1,635,953
Reverse Repurchase Agreements	—	207,381,307	—	207,381,307
Securities Lending Collateral Payable	—	120,918,878	—	120,918,878
Forward Foreign Currency Exchange Contracts	—	17,863,197	—	17,863,197
Futures Contracts	25,825,198	—	—	25,825,198
Centrally Cleared Credit Default Swaps	—	1,012,002	—	1,012,002
OTC Credit Default Swaps	—	5,597,617	—	5,597,617
OTC Total Return Swaps	—	13,872,901	—	13,872,901
Centrally Cleared Interest Rate Swaps	—	3,913,106	—	3,913,106
Total Liabilities	$1,129,583,449	$372,881,809	$—	$1,502,465,258

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2016

As a result of an amendment to fair value guidance, investments that are measured at fair value using NAV as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Schedule of Investments.

During the year ended March 31, 2016, the amount of transfers from Level 2 to Level 1 was $24,509,411 and $(1,249,180) for Common Stock and Securities Sold Short, respectively, as a result of the Fair Value Trigger. As of March 31, 2016, no Fair Value Factor was applied as price movements did not meet the Fair Value Trigger. For more detail on the fair value of foreign equity securities, please refer to the discussion of fair value measurements for exchange-traded securities in Note 3.

The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into Level 3 were primarily related to a decrease in observable activity and inputs and transfers out of Level 3 were primarily related to an update to the valuation methodology that is based on observable inputs.

The changes in investments measured at fair value for which the Multi-Strategy Fund used Level 3 inputs to determine fair value are as follows:

Multi-Strategy Fund

Assets: Investment in Securities	Bank Loans	Mortgage- Backed Securities	Total
Balance as of March 31, 2015	$—	$19,084,537	$19,084,537
Transfers In	825,713	—	825,713
Transfers Out	—	(19,084,537)	(19,084,537)
Purchases	410,419	—	410,419
Sales	(31,989)	—	(31,989)
Amortization	841	—	841
Net realized gain (loss)	2,253	—	2,253
Net change in unrealized appreciation (depreciation)	(746,661)	—	(746,661)

Balance as of March 31, 2016	$460,576	$—	$460,576

Net change in unrealized appreciation (depreciation) related to investments still held as of March 31, 2016	$(746,661)	$—	$(746,661)

The following table summarizes the quantitative inputs and assumptions used for investments in securities classified within Level 3 of the fair value hierarchy as of March 31, 2016.

Assets	Fair Value at March 31, 2016	Valuation Technique	Unobservable Inputs	Range of inputs (Weighted Average)
Bank Loans	$460,576	Broker- dealer Quotations	Indicative Bid	N/A

6. Purchase and Sale of Fund Shares

The Multi-Manager Fund currently offers Class I Shares and the Multi-Strategy Fund currently offers Class D Shares, Class I Shares, Class R Shares and Class Y Shares. For the year ended March 31, 2016, only Class D Shares, Class I Shares and Class Y Shares are outstanding.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2016

Multi-Manager Fund Class I Shares are offered to investors who are clients of investment advisors, consultants, broker-dealers or other financial intermediaries who: (a) charge such clients fees for advisory, investment, consulting or similar services and (b) have entered into an agreement with Blackstone Advisory Partners L.P. (the “Distributor”) to offer shares. Multi-Manager Fund Class I Shares may also be offered for investment by personnel of the Investment Adviser, and as otherwise may be determined by the Board. Class I Shares of Multi-Manager Fund are held exclusively by a single financial advisor who holds shares on behalf of its clients.

Multi-Strategy Fund Class D Shares are offered primarily through broker-dealers and other financial intermediaries that have entered into an agreement with the Distributor for the use of the Multi-Strategy Fund in investment products, programs, or accounts such as mutual fund supermarkets or other no transaction fee platforms. Multi-Strategy Fund Class I Shares are offered to institutional investors (e.g. banks, insurance companies, corporations, and other financial institutions) and individual investors who are clients of financial intermediaries, broker-dealers, financial institutions or registered investment advisors that: (a) may charge such clients fees for advisory, investment, consulting or similar services and (b) have entered into an arrangement approved by the Distributor to provide certain administrative services to investors. Multi-Strategy Fund Class Y Shares are offered for institutional investors and individuals (including through individual retirement accounts) who purchase directly from the Fund. Class Y Shares of Multi-Strategy Fund may also be offered to employees, officers and directors/trustees of the Adviser, the Fund or their respective affiliates. Class Y Shares have no investment minimum requirements. Multi-Strategy Class R Shares do not have a minimum investment requirement and are generally available only to certain benefit plans.

Shares of the Funds may be purchased or redeemed each Business Day.

7. Investment Adviser Fees and Other Transactions with Affiliates

Management Fee

Pursuant to the investment management agreement between the Investment Adviser and the Trust, on behalf of the Funds, each Fund pays the Investment Adviser a management fee (the “Fund Management Fee”) at an annual rate based on each Fund’s average daily net assets, excluding the net assets of the applicable Subsidiaries. The Investment Adviser receives additional compensation at an annual rate based on each Subsidiary’s average daily net assets for providing management services to the Subsidiaries. For collective net assets of each Fund and the respective Subsidiaries up to $2.5 billion, the Fund Management Fee shall be 1.95% (annualized) and for collective net assets greater than or equal to $2.5 billion, the Fund Management Fee shall be 1.80% (annualized). During the year ended March 31, 2016, the Multi-Manager Fund paid the Investment Adviser $24,775,275 in management fees. From this amount, the Investment Adviser paid $12,595,664 in sub-advisory fees to non-affiliated Sub-Advisers with respect to the Multi-Manager Fund, which amounted to 1.00% of the Fund’s average daily net assets. The Investment Adviser also paid $727,675 in sub-advisory fees to Blackstone Senfina Advisors LLC (“Senfina”), a Sub-Adviser that, during the year ended March 31, 2016, was an affiliate of the Investment Adviser, with respect to the Multi-Manager Fund, which amounted to 0.06% of the Fund’s average daily net assets. During the year ended March 31, 2016, the Multi-Strategy Fund paid the Investment Adviser $54,840,602 in management fees. From this amount, the Investment Adviser paid $27,001,737 in sub-advisory fees to non-affiliated Sub-Advisers with respect to the Multi-Strategy Fund, which amounted to 0.94% of the Fund’s average daily net assets. The Investment Adviser also paid $1,267,874 in sub-advisory fees to Senfina with respect to the Multi-Strategy Fund, which amounted to 0.04% of the Fund’s average daily net assets.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2016

Sub-Advisory Fees

Pursuant to the sub-advisory agreements between the Investment Adviser and the Sub-Advisers, the Sub-Advisers are compensated for the services they provide to the Funds by the Investment Adviser from the Management Fee received by the Investment Adviser.

Distribution and Service Fees

Pursuant to the amended and restated Distribution and Service Plan, Multi-Strategy Fund Class D Shares bear distribution and service fees at an annual rate of 0.25% of the average daily net assets of the Fund attributable to Class D Shares. Payments of the distribution and service fee may be made without regard to expenses actually incurred. Multi-Manager Fund Class I Shares and Multi-Strategy Fund Class I Shares, Class Y Shares and Class R Shares are not subject to distribution and service fees.

Expense Limitation and Reimbursement

The Investment Adviser has entered into an Expense Limitation and Reimbursement Agreement (the “Multi-Manager Fund Agreement”) with the Multi-Manager Fund to limit the amount of Specified Expenses (as defined below) of the Fund to 0.45% per annum of the Fund’s net assets (the “Multi-Manager Fund Total Expense Cap”). Specified Expenses include all expenses incurred by the Multi-Manager Fund with the exception of (i) the Management Fee, (ii) the distribution and service fees, (iii) acquired fund fees and expenses, (iv) brokerage and trading costs, (v) interest payments (including any interest expenses, commitment fees, or other expenses related to any line of credit of the Fund), (vi) taxes, (vii) dividends and interest on short positions, and (viii) extraordinary expenses (as determined in the sole discretion of BAIA) (together, the “Multi-Manager Fund Excluded Expenses”).

The Investment Adviser has also entered into an Expense Limitation and Reimbursement Agreement (the “Multi-Strategy Fund Agreement”) with the Multi-Strategy Fund to limit the amount of Specified Expenses (as defined below) of the Fund to 2.40% per annum of the Fund’s net assets for Class D Shares, Class I Shares and Class Y Shares and 2.55% per annum of the Fund’s net assets for Class R Shares (collectively, the “Multi-Strategy Total Expense Cap”). Specified Expenses include all expenses incurred by the Multi-Strategy Fund with the exception of (i) the distribution or service fees, (ii) acquired fund fees and expenses, (iii) brokerage and trading costs, (iv) interest payments (including any interest expenses, commitment fees, or other expenses related to any line of credit of the Fund), (v) taxes, (vi) dividends and interest on short positions, and (vii) extraordinary expenses (as determined in the sole discretion of BAIA) (together, the “Multi-Strategy Excluded Expenses”).

To the extent the estimated annualized specified expenses for any month exceeds the total expense cap, the Investment Adviser will waive its fees and/or make payments to the Funds for expenses to the extent necessary to eliminate such excess. The Investment Adviser may discontinue its obligations under the agreements at any time in its sole discretion after August 21, 2018 upon written notice to a Fund. The Funds have agreed to repay the amounts borne by the Investment Adviser under their respective agreements within the thirty-six month period after the Investment Adviser bears the expense, to the extent the estimated annualized Specified Expenses for a given month are less than the lower of the Total Expense Cap or any expense limitation agreement then in effect. The repayment may not raise the level of estimated annualized specified expenses in the month of repayment to exceed the total expense cap.

During the year ended March 31, 2016, repayments to the Investment Adviser were as follows:

Multi-Manager Fund - Class I	$548,252
Multi-Strategy Fund - Class I	1,226,650
Multi-Strategy Fund - Class D	2,288
Multi-Strategy Fund - Class Y	16,228

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2016

As of March 31, 2016, the repayments that potentially may be made by the Funds are as follows:

Expenses subject to repayment until maximum expiration date of March 31,
	2017(a)	2018(b)	2019(c)
Multi-Manager Fund - Class I	$1,965,653	$—	$—
Multi-Strategy Fund - Class I(1)	N/A	—	—
Multi-Strategy Fund - Class D(2)	N/A	—	—
Multi-Strategy Fund - Class Y(3)	N/A	—	—

(1)	Multi-Strategy Fund - Class I commenced operations on June 16, 2014.

(2)	Multi-Strategy Fund - Class D commenced operations on November 17, 2014.

(3)	Multi-Strategy Fund - Class Y commenced operations on January 28, 2015.

(a)	Expenses reimbursed in fiscal period ending March 31, 2014.

(b)	Expenses reimbursed in fiscal period ending March 31, 2015.

(c)	Expenses reimbursed in fiscal period ending March 31, 2016.

Interfund Trades

The Funds may purchase from or sell securities to other affiliated Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the year ended March 31, 2016, these purchases and sales were as follows:

	Purchases	Sales
Multi-Manager Fund	$—	$75,082,613
Multi-Strategy Fund	$75,082,613	$—

8. Other Agreements

State Street Bank and Trust Company serves as the administrator, custodian and transfer agent to the Funds. Blackstone Advisory Partners L.P., an affiliate of the Investment Adviser, serves as the Funds’ distributor.

9. Financial Instruments and Off-Balance Sheet Risk

Market Risk: In the normal course of business, the Funds invest in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit and counterparty risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations.

Credit and Counterparty Risk: The Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the consolidated financial statements. Financial assets that potentially expose the Funds to credit and counterparty risk consist principally of cash due from counterparties and investments. The Funds manage counterparty risk by entering into agreements only with

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2016

counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Funds’ Investment Adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Funds restrict exposure to credit and counterparty losses by entering into master netting agreements with counterparties (approved brokers) with whom they undertake a significant volume of transactions. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (e.g., futures contracts and exchange traded options) while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options). For derivatives traded under an ISDA Master Agreement or similar master agreement, the collateral requirements may be netted across all transactions traded under such agreement and certain counterparties may allow one amount to be posted from one party to the other to collateralized such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives each Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and may permit net amounts owed under each transaction to be netted to derive one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Fund’s credit risk to such counterparty equal to any amounts payable by the Fund under the applicable transactions, if any. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of a Fund under derivative financial instrument contracts, if any, will be reported separately in the Consolidated Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Consolidated Schedule of Investments.

Foreign Investment Risk: The investments by the Funds in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in, require settlement in and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency exchange contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

Liquidity Risk: Some securities held by the Funds may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If a Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

Non-Diversification Risk: Each Fund is classified as a “non-diversified” investment company, which means that the percentage of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. As a result, the Funds’ investment portfolios may be subject to greater risk and volatility than if investments had been made in the securities of a broad range of issuers.

Additional risks associated with each type of investment are described within the respective security type notes. Each Fund’s Prospectus includes a discussion of the principal risks of investing in the Fund.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2016

10. Investment Transactions

The aggregate cost of purchases and proceeds of sales of investments in securities (excluding U.S. Treasury obligations and U.S. government sponsored agency securities) (including maturities), other than short-term investments (if applicable), for the year ended March 31, 2016 were as follows:

	Multi-Manager Fund	Multi-Strategy Fund
Purchases	$2,101,074,391	$6,345,468,041
Sales	$2,947,351,969	$3,729,358,503

11. Income Tax Information

The Funds intend to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Funds have adopted a tax year-end of October 31, therefore the consolidated financial statements, unless otherwise indicated, reflect tax adjusted balances as of October 31, 2015. The Funds intend to distribute substantially all of its net investment income and all of its net realized short-term and long-term capital gain, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, the Funds make no provision for U.S. federal income or excise taxes.

Each Fund’s policy is to declare and pay distributions from net investment income and from net realized short-term and long-term capital gain, if any, at least annually. All distributions are reinvested in additional shares of the Funds, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Funds on the ex-dividend date.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over-distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

The Funds made the following reclassification at March 31, 2016 due to permanent book and tax differences primarily attributable to gain or loss from passive foreign investment companies, certain derivative financial instrument transactions, certain shareholder redemption activity treated as distributions for tax and income from the wholly-owned Cayman Subsidiaries from their tax year-ended October 31, 2015:

	Paid-in Capital	Accumulated Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)
Multi-Manager Fund	$53,010,810	$10,602,000	$(63,612,810)
Multi-Strategy Fund	$13,347,200	$1,897,176	$(15,244,376)

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2016

The tax basis components of distributable earnings of the Funds at their tax year-ended October 31, 2015 was:

	Undistributed Ordinary Income	Undistributed Long- Term Capital Gains	Capital Loss Carryforward
Multi-Manager Fund	$50,255,979	$—	$—
Multi-Strategy Fund	$82,501,163	$—	$—

In addition, the tax character of distributions paid to shareholders for the tax year-ended October 31, 2015 by the Funds are as follows:

	Ordinary Income	Long-Term Capital Gains
Multi-Manager Fund	$102,436,929	$—
Multi-Strategy Fund	$4,324,263	$—

As of March 31, 2016, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Multi-Manager Fund	$203,381,511	$8,595,703	$(34,665,760)	$(26,070,057)
Multi-Strategy Fund	$4,363,296,624	$104,757,838	$(185,284,174)	$(80,526,336)

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws (e.g., regulations pertaining to the U.S. Foreign Account Tax Compliance Act) and proposed legislation currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they were filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

12. Borrowings Under Credit Facility

The Funds have a secured revolving borrowing facility (the “Facility”) with State Street Bank and Trust Company (the “Bank”) in an aggregate principal amount of up to $30,000,000 for each Fund or $60,000,000 for both Funds, subject to a maximum loan value of not more than 25% of the Fund’s NAV (the “Aggregate Commitment Amount”). Borrowings under the Facility are used primarily for bridge financing purposes and are secured by the assets of the respective borrowing Fund. Under the terms of the agreement, the Aggregate Commitment Amount may be terminated or reduced from time to time upon written notice from the Funds to the Bank. Outstanding borrowings bear interest at a rate equal to 1.25% plus the One-Month LIBOR Rate per

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Financial Statements (Continued)

For the Year Ended March 31, 2016

annum (1.69% at March 31, 2016). A commitment fee is charged in the amount of 0.25% per annum as well as an upfront underwriting fee equal to 0.10% of the Commitment Amount per annum. Commitment fees accrued through the end of each calendar quarter are due no later than the 15th day of the immediately succeeding calendar month during the term of the Facility. Accrued interest is due no later than January 30, 2017, the termination date of the Facility at which time the Funds and the Bank can agree to extend the existing agreement. For the year ended March 31, 2016, the Funds made no borrowings under each Fund’s respective Facility. Effective April 5, 2016, the Multi-Manager Fund was terminated from the Facility, the Multi-Strategy Fund’s Aggregate Commitment Amount was increased to a total of $60,000,000.

13. Subsequent Events

The Investment Adviser has evaluated the impact of subsequent events through the date of financial statement issuance.

On April 4, 2016, the Board of Trustees of BAIF approved a plan to liquidate the Multi-Manager Fund on or about May 31, 2016 (“Liquidation Date”). Any shares of the Fund outstanding on the Liquidation Date are to be automatically redeemed on that date.

On May 24, 2016, a liquidating distribution of $212,987,318 was made to the shareholders of the Multi-Manager Fund.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Blackstone Alternative Multi-Manager Fund and Blackstone Alternative Multi-Strategy Fund and Board of Trustees of Blackstone Alternative Investment Funds:

We have audited the accompanying consolidated statements of assets and liabilities, including the consolidated schedules of investments, of Blackstone Alternative Investment Funds (the “Funds”) comprising the Blackstone Alternative Multi-Manager Fund and Subsidiaries and Blackstone Alternative Multi-Strategy Fund and Subsidiaries as of March 31, 2016, and the related consolidated statements of operations and cash flows for the year then ended, the consolidated statement of changes in net assets for each of the two years in the period then ended, and the consolidated financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2016, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and consolidated financial highlights referred to above present fairly, in all material respects, the consolidated financial position of Blackstone Alternative Multi-Manager Fund and Blackstone Alternative Multi-Strategy Fund, each of Blackstone Alternative Investment Funds, as of March 31, 2016, the consolidated results of their operations and their cash flows for the year then ended, the consolidated changes in their net assets for each of the two years in the period then ended, and the consolidated financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Emphasis of Matter Regarding Blackstone Alternative Multi-Manager Fund’s Ability to Continue as a Going Concern

As discussed in Note 13 to the consolidated financial statements, on April 4, 2016, the Board of Trustees approved a plan to liquidate Blackstone Alternative Multi-Manager Fund on or about May 31, 2016 (“Liquidation Date”). Any shares outstanding on the Liquidation Date are to be automatically redeemed on that date. Our opinion is not modified with respect to this matter.

Deloitte & Touche LLP

New York, New York

May 26, 2016

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Shareholder Fee Example (Unaudited)

As a shareholder of the Multi-Manager Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The actual expense example is based on an investment of $1,000 invested at the beginning of a six month period and held through the year ended March 31, 2016. The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense example is based on an investment of $1,000 invested at the beginning of a six month period. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund. The hypothetical amount account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2015	Ending Account Value 3/31/2016	Expenses Paid During Period[1]	Annualized Expense Ratio
Actual	$1,000.00	$ 962.90	$18.60	3.79%
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,006.05	$19.01	3.79%

[1]	Expenses are calculated using the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period).

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Shareholder Fee Example (Unaudited)

As a shareholder of the Multi-Strategy Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The actual expense example is based on an investment of $1,000 invested at the beginning of a six month period and held through the year ended March 31, 2016. The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense example is based on an investment of $1,000 invested at the beginning of a six month period. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund. The hypothetical amount account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2015	Ending Account Value 3/31/2016	Expenses Paid During Period[1]	Annualized Expense Ratio
Class I
Actual	$1,000.00	$970.90	$16.21	3.29%
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,008.55	$16.52	3.29%

Class D
Actual	$1,000.00	$969.70	$17.33	3.52%
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,007.40	$17.67	3.52%

Class Y
Actual	$1,000.00	$971.90	$15.73	3.19%
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,009.05	$16.02	3.19%

[1]	For each class of the Multi-Strategy Fund, expenses are calculated using the annualized expense ratio for the respective class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period).

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information

March 31, 2016

Management of the Fund

The Funds’ operations are managed by the Investment Adviser and the Sub-Advisers (defined below), under the direction and oversight of the Board. A majority of the Trustees are not “interested persons” (as defined in the 1940 Act) of the Funds (the “Independent Trustees”). The Trustees and the Funds’ officers are subject to removal or replacement in accordance with Massachusetts law and the Trust’s Declaration of Trust. The Trustees were elected by the initial shareholder of the Trust.

Sub-Advisers

During the period covered by this report, the Investment Adviser engaged the following entities as sub-advisers (each, a “Sub-Adviser”, and together, the “Sub-Advisers”) to provide investment management services to the Funds or to one or more Subsidiaries.

•	AlphaParity, LLC
•	Bayview Asset Management, LLC
•	Blackstone Senfina Advisors L.L.C.
•	Boussard & Gavaudan Investment Management, LLP
•	BTG Pactual Asset Management US, LLC (until December 15, 2015)
•	Caspian Capital LP
•	Cerberus Sub-Advisory I, LLC
•	Chatham Asset Management, LLC
•	D.E. Shaw Investment Management, L.L.C.
•	Emso Partners Limited
•	Good Hill Partners LP
•	GS Investment Strategies, LLC
•	HealthCor Management, L.P.
•	IPM Informed Portfolio Management AB
•	Nephila Capital, Ltd.
•	Rail-Splitter Capital Management, LLC
•	Sorin Capital Management, LLC
•	Two Sigma Advisers, LLC
•	Union Point Advisors, LLC (until July 15, 2015)
•	Verde Serviços Internacionais S.A. (until October 15, 2015)
•	Waterfall Asset Management, LLC
•	Wellington Management Company LLP

Trustees and Officers

The following tables set forth information concerning the Trustees and officers (“Officers”) of the Funds. Unless otherwise noted, the business address of each Officer and Trustee is c/o Blackstone Alternative Investment Advisors LLC, 345 Park Avenue, 28th Floor, New York, NY 10154.

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

March 31, 2016

Independent Trustees:

Name and Year of Birth of Trustee	Position Held with the Funds	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[2] Overseen by Trustee	Other Trusteeships Held by Trustee
John M. Brown (1959)	Trustee	March 2013 to present	Retired (2012 – Present) Independent Consultant (2010 – 2012)	5	None

Frank J. Coates (1964)	Trustee	March 2013 to present	CEO, Wheelhouse Analytics, LLC (2010 – Present) (Technology Solutions)	5	Member of Board of Managers of Evermore Global Advisors, LLC

Peter M. Gilbert (1947)	Trustee	February 2016 to present	Chief Investment Officer, Lehigh University Endowment Fund (2007 – 2015)	5	None

Paul J. Lawler (1948)	Trustee	March 2013 to present	Retired (2010 –Present)	5	Trustee, First Eagle Variable Funds (1 portfolio); Trustee, First Eagle Funds (8 portfolios)

Kristen Leopold (1967)	Trustee	March 2013 to present	CFO, KL Associates LLC (Hedge Fund Consulting) (2007 – Present) CFO, WFL Real Estate Services, LLC (2007 – Present)	5	Trustee, CPG Alternative Strategies Fund LLC; Trustee, CPG Carlyle Fund LLC; Trustee, CPG Carlyle Master Fund, LLC

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

March 31, 2016

Interested Trustee:

Name and Year of Birth of Trustee	Position Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[2] Overseen by Trustee	Other Trusteeships Held by Trustee
Peter Koffler[3] (1956)	Trustee	August 2012 to present	Senior Managing Director,[4] Blackstone Alternative Asset Management L.P. (“BAAM”) (2012 – Present); Chief Compliance Officer, The Blackstone Group L.P. (2013 – Present); General Counsel, Blackstone Alternative Investment Advisors LLC (“BAIA”) and BAAM (2010 – Present); Managing Director,[4] BAAM (2006 – 2011); Chief Compliance Officer, BAAM (2008 – 2012)	5	None

[1]	Term of office of each Trustee is indefinite until his or her resignation, removal, or death. Any Trustee of the Funds may be removed from office in accordance with the provisions of the Trust’s Agreement and Declaration of Trust and Bylaws.

[2]	The “Fund Complex” consists of the Funds, Blackstone Alternative Alpha Fund, Blackstone Alternative Alpha Fund II, and Blackstone Alternative Alpha Master Fund.

[3]	Mr. Koffler is an “interested person” of the Trust, as defined in the 1940 Act, due to his position with BAIA and its affiliates.

[4]	Executive title, not a board directorship.

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

March 31, 2016

Officers:

Name and Year of Birth of Officer	Position(s) Held with the Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years
Stephen Buehler (1977)	Secretary	August 2012 to present	Managing Director,[2] BAAM (2014 – Present); Vice President, BAAM (2012 – 2013); Associate, BAAM (2010 – 2011)
Brian F. Gavin (1969)	President (Principal Executive Officer)	August 2012 to present	Chief Operating Officer & Senior Managing Director,[2] BAAM (2007 – Present)
Hayley Stein (1977)	Chief Compliance Officer and Anti- Money Laundering Officer	March 2013 to present	Managing Director,[2] BAAM (2011 – Present); Chief Compliance Officer, BAIA and BAAM (2013 – Present); Vice President, BAAM (2006 – 2010)
Arthur Liao (1972)	Treasurer (Principal Financial and Accounting Officer)	August 2012 to present	Senior Managing Director,[2] (2016 – Present) Chief Financial Officer, BAIA and BAAM (2007 – Present) Managing Director,[2] BAAM (2007 – 2015)
James Hannigan (1983)	Chief Legal Officer	March 2015 to present	Vice President, BAAM (2014 – Present); Associate, BAAM (2012 – 2013); Assistant Vice President, FRM Americas LLC (2011 – 2012); Associate, Willkie Farr & Gallagher LLP (2008 – 2011)

[1]	Term of office of each officer is indefinite until his or her death, resignation, removal, or disqualification.

[2]	Executive title, not a board directorship.

Compensation for Trustees

The Trust pays no compensation to any of its officers or to Trustees who are not Independent Trustees. Each Independent Trustee is paid $72,000 per fiscal year for his or her services to the Trust, and the Chairpersons of the Board and the Audit Committee are each paid an additional $3,000 per fiscal year from the Trust. Trustees are reimbursed by the Trust for their travel expenses related to Board meetings, continuing education and conferences.

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

March 31, 2016

Form N-Q Filings

The Funds file complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov within 60 days after the Funds’ first and third fiscal quarters. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Holdings and allocations shown on any Form N-Q are as of the date indicated in the filing and may not be representative of future investments. Holdings and allocations should not be considered research or investment advice and should not be relied upon in making investment decisions.

Proxy Voting Policies

A description of the policies and procedures used to vote proxies related to the Funds’ portfolio securities and information regarding how the Funds voted proxies relating to their portfolio securities during the 12-month period ended June 30, 2015 will be available (1) without charge, upon request, by calling toll free, 1-855-890-7725 and (2) on the SEC’s website at http://www.sec.gov.

Board Approval of the Sub-Advisory Agreements

At meetings of the Board held in person on November 17, 2015 and February 23-24, 2016, the Board, including all of the Independent Trustees, considered and unanimously approved the sub-advisory agreements for the Funds (“Amended and Restated Sub-Advisory Agreements” and “Renewed Sub-Advisory Agreements,” together the “Sub-Advisory Agreements”) between BAIA and each of the following Sub-Advisers:

Amended and Restated Sub-Advisory Agreements

•	Cerberus Sub-Advisory I, LLC (at November meeting)
•	Wellington Management Company LLP (at November meeting)
•	Bayview Asset Management, LLC (at February meeting)
•	Chatham Asset Management, LLC (at February meeting)
•	HealthCor Management L.P. (at February meeting)

Renewed Sub-Advisory Agreements

•	AlphaParity, LLC (at February meeting)
•	Emso Partners Limited (at February meeting)
•	GS Investment Strategies, LLC (at February meeting)

The Independent Trustees were assisted in their review of the Sub-Advisory Agreements by independent legal counsel. The Board requested and evaluated all the information it deemed reasonably necessary under the circumstances in connection with the approval of the Sub-Advisory Agreements. The Board noted that BAIA and the Funds rely on an exemptive order from the SEC that permitted the Funds to add or replace Sub-Advisers without a shareholder vote, provided that the Board, including a majority of Independent Trustees, approves the new Sub-Advisers and certain other conditions are met.

Before the meetings, the Board received, among other things, (a) materials prepared by independent legal counsel regarding the relevant factors to consider in evaluating the Sub-Advisory Agreements; (b) materials prepared by BAIA and BAAM relating to each Sub-Adviser, including (1) summary information regarding: the investment thesis; strengths; performance and positioning; a firm-wide risk evaluation and a strategy risk

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

March 31, 2016

evaluation; an assessment of business infrastructure and relevant valuation, liquidity, trade execution, allocation, and compliance matters; and a summary of the key terms of the relevant Sub-Advisory Agreement; (2) a Manager Investment Review, which covered, in greater detail, each Sub-Adviser’s investment thesis, organizational history and ownership, quantitative analysis, peer group analysis, risk review, business and financial evaluation, and personnel (and for certain Sub-Advisers, investment strategy, investment process, and portfolio construction); (3) a Back Office Review, which covered, among other things, information regarding the Sub-Adviser’s product offerings and personnel, business viability, related entities, product and operational complexity, valuation procedures, internal controls, counterparties, service providers, and regulatory and compliance infrastructure; (4) information regarding updates to each Sub-Adviser’s compliance program; and (5) information regarding the role of each Sub-Adviser as part of the Funds’ portfolios; and (c) materials prepared by each Sub-Adviser that addressed, among other things: (1) general financial information; (2) services and personnel; (3) material business dealings with Blackstone and the Funds’ service providers; (4) the Sub-Adviser’s business plan for the Funds for the coming year; (5) costs, fees, other benefits, and profitability; and (6) risk management and regulatory compliance matters.

With respect to the Amended and Restated Sub-Advisory Agreements, the Board received, among other things, information about the changes from the original sub-advisory agreements, as well as copies of the information reviewed in connection with the approvals of that Sub-Adviser’s original sub-advisory agreements.

At the meetings, there was discussion regarding the materials that had been provided to the Board, the terms of the Sub-Advisory Agreements, and other relevant considerations. Additionally, the Board (and separately, the Independent Trustees) conferred with their independent legal counsel to consider the information provided. In evaluating the Sub-Advisory Agreements, the Board took into account the fact that the compensation paid to the Sub-Advisers would be paid by BAIA from the investment management fee it receives from the Funds and would not increase the fees or expenses otherwise incurred by the Funds or their shareholders. In the case of the Amended and Restated Sub-Advisory Agreements, the Board also took into account its recent consideration and approval of the original sub-advisory agreements with those Sub-Advisers, and the fact that the proposed changes to the original sub-advisory agreements were not substantive, and were not expected to result in any change in the nature, extent and quality of the services provided to the Funds. Following this discussion, the Board, including all of the Independent Trustees, determined to approve all of the Sub-Advisory Agreements on the basis of the following considerations, among others:

Nature, Extent, and Quality of the Services

The Board discussed and considered with respect to each Sub-Adviser (1) personnel, operations, and financial condition; (2) investment expertise and strengths; (3) percentage of assets that are allocated to the Sub-Adviser; (4) investment return on the assets that are managed by the Sub-Adviser and related investment risks; (5) the Sub-Adviser’s experience and performance as a sub-adviser to the Funds; (6) where applicable, the Sub-Adviser’s experience and performance in managing hedge funds and the extent to which the Sub-Adviser’s strategy for the Funds would overlap with its hedge fund strategy; and (7) the experience and depth of the Sub-Adviser’s portfolio management team and its ability to manage risk. Where applicable, the Board also considered information about the experience of BAIA’s affiliates in investing in hedge funds managed by the Sub-Adviser. The Board concluded that the nature, extent, and quality of the sub-advisory services to be provided by each Sub-Adviser were appropriate and thus supported a decision to approve the Sub-Advisory Agreements.

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

March 31, 2016

Costs of Services and Profitability

In analyzing the cost of services and profitability of each Sub-Adviser, the Board discussed the following factors: the proposed sub-advisory fee for managing the allocated Fund assets, including any breakpoints, the Sub-Adviser’s resources devoted to the Funds, and (where available) the information provided by each Sub-Adviser regarding the anticipated profitability to the Sub-Adviser from providing sub-advisory services to the Funds. Where applicable, the Board reviewed the performance of the Sub-Adviser’s comparable hedge fund as compared to a custom index defined by BAIA and/or another comparable fund, as well as information about the management fees borne by those funds. The Board noted that the compensation paid to the Sub-Adviser was paid by BAIA, not the Funds, and, accordingly, that the retention of the Sub-Adviser did not increase the fees or expenses otherwise incurred by the Funds’ shareholders. The Board also considered information about the anticipated average sub-advisory fees that BAIA would pay in light of expected portfolio allocations and the resulting division of fees as between BAIA and the Sub-Advisers. On the basis of the Board’s review of the fees to be charged by each Sub-Adviser for investment sub-advisory services, the relatively unique and highly specialized nature of the portfolio that the Sub-Adviser would manage, and (where available) the costs associated with managing the portfolio, the Board concluded that the level of investment sub-advisory fees was appropriate in light of the services to be provided. It was noted that all of the Sub-Advisory Agreements were the result of arms-length negotiations.

Economies of Scale

The Board discussed various financial and economic considerations relating to the proposed arrangement with each Sub-Adviser, including economies of scale and the breakpoints in place for certain Sub-Advisers. The Board also noted that although not directly related to the sub-advisory fees payable to the Sub-Advisers, certain expenses of the Funds would be subject to an expense cap. The Board noted that it would have the opportunity to periodically re-examine whether each of the Funds had achieved economies of scale, as well as the appropriateness of sub-advisory fees payable to each Sub-Adviser, with respect to different asset sizes of the portfolio managed by such Sub-Adviser, in the future.

Investment Performance of the Sub-Advisers

The Board considered the investment performance of the Sub-Advisers. Where applicable, the Board considered information about the year-to-date, 2015 and inception-to-date investment return of the Funds’ assets that are managed by each Sub-Adviser (net of trading expenses but gross of investment management fees and fund operating expenses), all as compared to the investment returns of (i) a custom index defined by BAIA and (ii) in the case of certain Sub-Advisers, such Sub-Adviser’s hedge fund strategy. In addition, the Board considered information about performance risk measurements of the assets that are managed by the Sub-Adviser, the custom index and the Sub-Adviser’s strategy such as annualized return, volatility, Sharpe ratio, beta statistics, and alpha statistics. On the basis of the Board’s assessment, the Board concluded that the investment performance generated by the Sub-Advisers was generally satisfactory and that the Sub-Advisers were capable of generating an appropriate level of services to the Funds.

Other Benefits

The Board discussed other potential benefits that each Sub-Adviser might receive from the Funds, including soft dollar arrangements, receipt of brokerage and research services, and the opportunity to offer additional products and services to the Funds’ shareholders. The Board concluded that other benefits (including ancillary or “fall out” benefits) derived by each Sub-Adviser from its relationship with BAIA, BAAM, or the Funds, to the extent such benefits were identifiable or determinable, were reasonable and fair, resulted from the provision of appropriate services to the Funds and investors therein, and were consistent with industry practice and the best interests of the Funds and their shareholders.

Blackstone Alternative Investment Funds and Subsidiaries

Supplemental Information (Continued)

March 31, 2016

Conclusion

The Board, including all of the Independent Trustees, concluded that the fees payable under each of the Sub-Advisory Agreements were fair and reasonable with respect to the services that the relevant Sub-Adviser would provide to the Funds and in light of the other factors described above and additional factors that the Board deemed relevant. The Board noted that both BAIA and the Board had previously determined that each Sub-Adviser’s compliance program was reasonably designed to prevent the violation of federal securities laws within the meaning of Rule 38a-1 under the 1940 Act. After review and consideration of certain terms and conditions of the Sub-Advisory Agreements, the Board concluded that the terms of each Sub-Advisory Agreement were reasonable and fair and noted that they would have the opportunity to periodically re-examine the terms of the Sub-Advisory Agreements in the future. The Board based its approval on a comprehensive consideration of all information presented to the Board at its meetings throughout the year and not as a result of any single controlling factor. The Board was assisted by the advice of independent counsel in making these determinations.

Additional Information

The Funds’ Statement of Additional Information includes additional information about the Trustees. The Statement of Additional Information is available upon request, without charge, by calling toll free 1-855-890-7725.

Copies of this annual shareholder report are available upon request to prior shareholders of the Multi-Manager Fund, without charge, by calling toll free 1-855-890-7725.

Blackstone Registered Funds

Privacy Notice

FACTS	WHAT DO BLACKSTONE REGISTERED FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■    Social Security number and income

■    Assets and investment experience

■    Risk tolerance and transaction history

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Blackstone Registered Funds (as defined below) choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do Blackstone Registered Funds share?	Can you limit this sharing?

For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No

For our marketing purposes— to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We don’t share

For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share

For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share

For our affiliates to market to you	No	We don’t share

For nonaffiliates to market to you	No	We don’t share

Questions?	Email us at GLB.privacy@blackstone.com

Blackstone Registered Funds Privacy Notice (Continued)

Who we are
Who is providing this notice?	Blackstone Registered Funds include Blackstone Alternative Alpha Fund, Blackstone Alternative Alpha Fund II, Blackstone Real Estate Income Fund, Blackstone Real Estate Income Fund II, Blackstone Alternative Investment Funds, on behalf of its series Blackstone Alternative Multi-Manager Fund and Blackstone Alternative Multi-Strategy Fund, and the GSO Funds, consisting of Blackstone/GSO Senior Floating Rate Term Fund, Blackstone/GSO Long-Short Credit Income Fund and Blackstone/GSO Strategic Income Fund
What we do
How do Blackstone Registered Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How do Blackstone Registered Funds collect my personal information?

We collect your personal information, for example, when you:

■    open an account or give us your income information

■    provide employment information or give us your contact information

■    tell us about your investment or retirement portfolio

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

■    sharing for affiliates’ everyday business purposes— information about your creditworthiness

■    affiliates from using your information to market to you

■    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account—unless you tell us otherwise.
Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■    Our affiliates include companies with a Blackstone name and financial companies such as GSO Capital Partners LP and Strategic Partners Fund Solutions.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Blackstone Registered Funds do not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Our joint marketing partners include financial services companies.

Other important information

California Residents—In accordance with California law, we will not share information we collect about California residents with nonaffiliates except as permitted by law, such as with the consent of the customer or to service the customer’s accounts. We will also limit the sharing of information about you with our affiliates to the extent required by applicable California law.

Vermont Residents—In accordance with Vermont law, we will not share information we collect about Vermont residents with nonaffiliates except as permitted by law, such as with the consent of the customer or to service the customer’s accounts. We will not share creditworthiness information about Vermont residents among Blackstone Registered Funds’ affiliates except with the authorization or consent of the Vermont resident.

Blackstone Alternative Multi-Manager Fund

Blackstone Alternative Multi-Strategy Fund

Series of Blackstone Alternative Investment Funds

Trustees

John M. Brown, Chairman

Frank J. Coates

Peter M. Gilbert

Paul J. Lawler

Kristen M. Leopold

Peter Koffler

Investment Manager

Blackstone Alternative Investment Advisors LLC

345 Park Avenue

New York, New York 10154

Administrator and Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Transfer Agent

State Street Bank and Trust Company

One Heritage Drive

North Quincy, MA 02171

Officers

Brian F. Gavin, President and Principal Executive Officer

Arthur Liao, Treasurer and Principal Financial and Accounting Officer

Hayley Stein, Chief Compliance Officer

James Hannigan, Chief Legal Officer

Stephen Buehler, Secretary

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

30 Rockefeller Plaza

New York, New York 10112

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

This report, including the financial information herein, is transmitted to the shareholders of Blackstone Alternative Multi-Manager Fund and Blackstone Alternative Multi-Strategy Fund for their information. It is not a prospectus or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

You can find each Fund’s prospectus and other information about the Funds, including each Fund’s statements of additional information, on the Funds’ website at www.blackstone.com/blackstone-alternative-investment-funds. You can also get this information at no cost by calling the Funds at 1-855-890-7725.

Item 2.	Code of Ethics.

(a) The registrant, as of the end of the period covered by the report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 12(a)(1).

(b) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3.	Audit Committee Financial Expert.

(a)(1) The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its Audit Committee (the “Committee”).

(b)(2) The audit committee financial expert is Kristen M. Leopold, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

		Current Year	Previous Year
(a)	Audit Fees	$290,000	$300,000
(b)	Audit-Related Fees	$ 0	$ 0
(c)	Tax Fees(1)	$ 70,800	$ 70,800
(d)	All Other Fees	$ 0	$ 0

(1)	The nature of the services includes tax compliance, tax advice and tax planning.

(e)(1) Disclose the Committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The charter for the Committee requires that the Committee pre-approve (i) all audit and non-audit services that the registrant’s independent auditors provide to the registrant, and (ii) all non-audit services that the registrant’s independent auditors provide to Blackstone Alternative Investment Advisors LLC, the investment adviser of the registrant (“BAIA”), and any entity controlling, controlled by, or under common control with BAIA that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant; provided that the Committee may implement policies and procedures by which such services are approved other than by the full Committee prior to their ratification by the Committee.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this item that were approved by the Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Current Year	Previous Year
0%	0%

(f) Not applicable.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

Current Year	Previous Year
$0	$0

(h) Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a) The registrant’s Consolidated Schedule of Investments as of the close of the reporting period is included in the Report to Shareholders filed under item 1 of this form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Investment Management Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), are effective as of the date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Blackstone Alternative Investment Funds

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

Date	June 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

Date	June 2, 2016

By (Signature and Title)	/s/ Arthur Liao
Arthur Liao, Treasurer (Principal Financial and Accounting Officer)

Date	June 2, 2016